ANNUAL REPORT
December 31, 1997

Putnam
Variable
Trust


* Putnam VT Asia Pacific Growth Fund
* Putnam VT Diversified Income Fund
* Putnam VT Global Asset Allocation Fund
* Putnam VT Global Growth Fund
* Putnam VT Growth and Income Fund
* Putnam VT High Yield Fund
* Putnam VT International Growth Fund
* Putnam VT International Growth and Income Fund
* Putnam VT International New Opportunities Fund
* Putnam VT Money Market Fund
* Putnam VT New Opportunities Fund
* Putnam VT New Value Fund
* Putnam VT U.S. Government and High Quality
    Bond Fund
* Putnam VT Utilities Growth and Income Fund
* Putnam VT Vista Fund
* Putnam VT Voyager Fund

A series of mutual fund portfolios for variable insurance investors

[LOGO * BOSTON * LONDON * TOKYO]


To the shareholders of Putnam Variable Trust

Although a favorable environment of moderate economic growth, low inflation, and relatively stable interest rates characterized global markets for much of the year, October's financial turmoil in Southeast Asia rattled investors around the world. While virtually every market experienced some impact from the volatility, events were beginning to settle down as the period drew to a close. Once again, U.S. stocks led world equity markets, and U.S. bonds outperformed most foreign debt issues.

EQUITIES

* United States Financial turmoil in Southeast Asia was a catalyst for significant volatility in the U.S. stock market during October and November, as disappointing earnings reports from technology companies and multinationals fueled market corrections. The bull market roared back, however, and the selloffs may have restored stock valuations to more attractive levels. For the first time in its 101-year history, the Dow Jones Industrial Average posted three consecutive annual gains of more than 20%, finishing 1997 with a gain of 24.81%. The broader Standard & Poor's 500(registered trademark) Index gained 33.36% during 1997. During the year, the market generally favored a narrow group of large-company growth stocks, and among medium-sized and small-capitalization companies, value stocks did better than growth stocks overall.

* Europe European stock markets posted solid returns for most of the period, with the peripheral countries such as Spain and Italy offering the strongest gains. In the fourth quarter, however, Asian volatility produced wide performance differences. The largest markets of the United Kingdom, Germany, and France were all nearly flat, while Finland and Sweden registered sharp declines because of their large exposure to technology and paper, two sectors that were hit hard by the Asian crisis.

* Pacific Rim Beginning in Thailand over the summer, currency devaluations led to sharp equity market corrections throughout the region. Other factors contributing to the area's financial difficulties included a slowing of exports leading to deteriorating balance of trade positions, a preponderance of growth based on shaky construction and real estate sectors, production overcapacity in some basic products, and serious competition from China's massive increase in production. At the close of the period, the region remained volatile, although International Monetary Fund bailouts and other measures appeared to be helping some countries progress toward stabilization.

FIXED INCOME

* United States Despite falling interest rates, and because of low inflation, U.S. fixed-income investors enjoyed a year of positive performance. The Asian crisis and ensuing flight to quality further energized the bull market in U.S. bonds that began in late summer, helping bring benchmark 30-year Treasury yields just under 6% by the end of the period. Economic conditions at the end of the period could lead fixed-income investments to continue this positive trend for two reasons. First, the U.S. bond market is now one of the most attractively valued of the major bond markets. Second, it appears that Asian difficulties will continue to have a disinflationary effect as cheaper imports keep down prices on competitive U.S. goods.

* Global Fixed-income markets performed well during the period, with the United Kingdom leading the way much of the time. Core European markets turned in solid performances, although the surging value of the U.S. dollar dampened dollar-adjusted returns. Budget improvements and the probability of a broader Economic Monetary Union (EMU) in Europe helped returns from the higher-yielding peripheral markets of Spain, Italy, and Sweden surpass those of core markets. The Japanese bond market was fairly stable throughout the period. Should the Japanese government's economic stimulus package take hold, however, bond yields could rise in coming months.

* High Yield The prevailing economic and business climate throughout 1997 was ideal for high-yield bonds. Extremely low default rates, powerful equity markets, steady demand, and continued brisk consolidation activity that often leads to credit upgrades fueled strong high-yield performance during the period. Telecommunications, broadcasting, and cable sectors turned in particularly strong returns, largely the result of consolidations and the ongoing positive effects of deregulation.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice and are subject to change.


PERFORMANCE SUMMARY
--------------------------------------------------------------------------------------
Total return at        Putnam VT         Putnam VT       Putnam VT         Putnam VT
net asset value        Asia              Diversified     Global            Global
(as of 12/31/97)*      Pacific           Income          Asset Alloca-     Growth
                       Growth            Fund            tion Fund         Fund
                       Fund
--------------------------------------------------------------------------------------
1 year                 -14.66%            7.38%           19.67%            14.33%
 ......................................................................................
5 years                    --               --            97.64            103.24
 ......................................................................................
  annualized               --               --            14.60             15.24
 ......................................................................................
Life (since 2/1/88)     -4.75+           36.36++         210.51            117.06+++
 ......................................................................................
  annualized            -1.81             7.50            12.11             10.63
--------------------------------------------------------------------------------------
                       Putnam VT         Putnam VT       Putnam VT         Putnam VT
                       International     Money           New               New
                       New Oppor-        Market          Opportunities     Value
                       tunities Fund     Fund            Fund              Fund

--------------------------------------------------------------------------------------
1 year                     --             5.22%           23.29%               --
 ......................................................................................
5 years                    --            24.45               --                --
 ......................................................................................
  annualized               --             4.47               --                --
 ......................................................................................
Life (since 2/1/88)     -0.10%**         69.92           112.91***          17.60%**
 ......................................................................................
  annualized               --             5.50            22.86                --
--------------------------------------------------------------------------------------


PERFORMANCE SUMMARY (continued)
--------------------------------------------------------------------------------------
Total return at          Putnam VT      Putnam VT      Putnam VT         Putnam VT
net asset value          Growth         High           International     International
(as of 12/31/97)*        and Income     Yield          Growth            Growth and
                         Fund           Fund           Fund              Income Fund

--------------------------------------------------------------------------------------
1 year                    24.15%         14.34%           --                 --
 ......................................................................................
5 years                  137.28          80.77            --                 --
 ......................................................................................
  annualized              18.86          12.57            --                 --
 ......................................................................................
Life (since 2/1/88)      360.14         193.74         16.13%**           19.43%**
 ......................................................................................
  annualized              16.65          11.49            --                 --
--------------------------------------------------------------------------------------
                         Putnam VT      Putnam VT      Putnam VT         Putnam VT
                         U.S. Govt      Utilities      Vista             Voyager
                         and High       Growth         Fund              Fund
                         Quality        and Income
                         Bond Fund      Fund
--------------------------------------------------------------------------------------
1 year                     8.64%         27.10%           --              26.51%
 ......................................................................................
5 years                   44.22         103.45            --             141.13
 ......................................................................................
  annualized               7.60          15.26            --              19.25
 ......................................................................................
Life (since 2/1/88)      129.20         117.90****     23.21%**          419.32
 ......................................................................................
  annualized               8.73          14.72            --              18.08
--------------------------------------------------------------------------------------
   * All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected. Past performance is not indicative of future results.

   + Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

  ++ Commencement of operations: September 15, 1993.

 +++ Commencement of operations: May 1, 1990.

  ** Commencement of operations: January 2, 1997. The short-term results of a relatively new fund, such as these funds, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for these funds during the period;
     without the limitation, total return would have been lower.

 *** Commencement of operations: May 2, 1994.

**** Commencement of operations:  May 1, 1992.



Putnam VT Asia Pacific Growth Fund

While significant volatility and major declines among many markets around the Pacific Rim dampened returns for the Putnam VT Asia Pacific Growth Fund during the period, active portfolio management once again helped mitigate the negative impact of these events on performance. For the 12 months ended December 31, 1997, the fund tallied returns of - 14.66% at net asset value.

The region's difficulties began with the floating of the Thai currency in July and competitive pressures forced sharp reductions in the exchange value of one currency after another. In turn, the stock markets of Thailand, Singapore, Malaysia, Indonesia, Hong Kong, the Philippines, and South Korea have suffered huge downturns. In the case of Thailand, for example, the equity market fell by more than 60% in 1997 -- a bear market by any definition.

Nevertheless, there have been some isolated bright spots. In Japan, the underlying fund benefited from strong performance by blue-chip exporters in the context of an otherwise lackluster Japanese economy. Fortunately the portfolio had no exposure to the vulnerable Japanese banking sector nor to the Thai currency collapse. Hong Kong utility and residential property holdings also performed well. Strength in Australian industrial, pharmaceutical, and banking holdings provided a welcome counterbalance to the otherwise turbulent region. In Malaysia, the fund has reduced its stake in response to that market's difficulties.

Management continues to believe that the full effects of the recent turmoil in the smaller countries of Asia have yet to play themselves out. Therefore, the portfolio's exposure to these markets remains extremely low, and until currency stability returns we expect it to remain so. Much of our attention is now focused on Japanese and Australian markets, where the portfolio is well positioned to benefit from strength.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located in Asia and the Pacific Basin
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                  $9.20
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


Putnam VT Diversified Income Fund

While the backdrop for the world's fixed-income securities was generally positive during the past 12 months, periods of volatility on the interest-rate and currency fronts as well as persistent inflation fears posed challenges for each of the sectors in Putnam VT Diversified Income Fund. Throughout the period, the fund sought to maximize yield potential. As a result, management emphasized high-yield bonds and emerging-market securities, which provided the lion's share of performance. The fund closed the annual period with a total return of 7.38% at net asset value.

Within the U.S. taxable investment-grade sector (formerly the U.S. government sector), management emphasized mortgage-backed securities. Higher yields, low prepayment risk, and favorable supply/demand dynamics led these securities to outperform Treasury securities over the period. Nevertheless, Treasury holdings also performed well, especially when we extended the portfolio's duration in anticipation of declining bond yields and rising prices.

The high-yield bond sector continued to benefit from the strong economy, and holdings in three industry sectors -- telecommunications, broadcasting, and cable -- dominated high-yield holdings and contributed substantially to returns. Toward the end of the period, management also increased exposure to foreign cellular phone issues and foreign dollar-based corporate bonds, particularly paper companies.

Among international markets, core European markets remained a key area of concentration, and while the portfolio's holdings performed well, the surge in the value of the U.S. dollar relative to European currencies made performance in dollar terms a bit flat. Performance of these core markets was also overshadowed somewhat by the dramatic comeback of the higher-yielding peripheral markets of Spain, Italy, and Sweden. Significant holdings in the United Kingdom performed well, as did holdings in Australia and Canada. A foray into the Japanese bond market was successful, while a substantial increase in emerging-markets exposure proved especially rewarding.

Going forward, management remains reasonably optimistic about prospects for the world's fixed-income securities as moderate economic growth, low inflation, and increased fiscal responsibility on the part of many governments appear to bode well for bond investors.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across all three sectors of the bond market -- U.S. taxable investment-grade securities, high-yield bonds, and international instruments
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $11.31
------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition, or in general economic conditions, may hinder the issuer's ability to pay principal and interest on the securities. Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.


Putnam VT Global Asset Allocation Fund

For most of the year, the world's major economies enjoyed a positive environment of steady growth, falling interest rates, ample liquidity, and low inflation. In October, the currency crisis in Southeast Asia beset financial markets with substantial volatility. By the end of the period, however, some of the turmoil had begun to subside. Putnam VT Global Asset Allocation Fund turned in positive performance of 19.67% at net asset value for the 12 months ended December 31, 1997, as the balanced, growth, and conservative sectors all benefited from active portfolio management and widespread diversification.

In U.S. financial markets, the year concluded on a positive note. After succumbing to Asian-inspired corrections during October and November, the U.S. equity bull market roared back, with both the Dow Jones
Industrial Average and the S&P 500 posting strong advances for the year.

Among U.S. bonds, the Asian crisis stimulated a classic flight to quality that further energized a market advance that began over the summer. The U.S. bond market now appears to be the most attractively valued of the major bond markets. With inflation low and even falling, the outlook for U.S. bonds appears positive for the foreseeable future.

With the exception of Japan, foreign equity markets performed well through October. Many were hurt by the October correction. Some, like those of the United Kingdom and Mexico, where fundamentals remain strong and economies are on the upswing, have created value. However, in the markets of Hong Kong, Japan, and Brazil, among others, the selloff has caused fundamentals to worsen, and management continues to view these markets with caution.

Foreign bonds performed well for much of the period, although valuations became stretched as investors sought safe havens during the Asian crisis. The Japanese bond market has been fairly stable, and a weak economy will probably forestall the inevitable bear market in Japanese bonds. European bond markets are now slightly overvalued, and with economic activity still accelerating in Europe and central banks across Europe and the United Kingdom raising rates, the outlook for international bonds remains tepid.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock and bond markets
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $18.76
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


Putnam VT Global Growth Fund

During a year characterized by bouts of market volatility and sector rotation, Putnam VT Global Growth Fund generally navigated the world's financial landscape with aplomb. For the 12 months ended December 31, 1997, the fund achieved a total return of 14.33% at net asset value.

Skillful stock selection and country allocations played a pivotal role for much of the year in allowing the fund to sidestep some of the pitfalls and seize some of the opportunities the world markets presented. Additionally, a large position in top-performing U.S. growth stocks bolstered performance, while defensive currency hedging techniques shielded the fund from the continued weakness of the Japanese yen. Unfortunately some of the portfolio's technology holdings came under pressure just before the close of the year.

The U.S. stock market continued to post solid gains, but not without some turbulence. Prior to October's worldwide semiconductor stock selloff, companies involved in all aspects of the computer industry contributed significantly to fund returns. Financial holdings were also generally strong, and going forward, management has identified pharmaceutical companies as another attractive growth area.

European markets had solid returns during the period, and the underlying fund benefited from overweight positions in the United Kingdom, Switzerland, France, the Netherlands, Sweden, and Ireland. Across the Atlantic, the fund sought opportunities in the improving Canadian market.

Pacific Rim markets recorded some of the year's weakest returns, as currency devaluations prompted sharp corrections. Fortunately, the fund's global diversification mitigated the negative effects of these events. Additionally, as downward earnings estimates were issued, management reduced several regional positions. A relative underweighting in Japanese and Malaysian stocks also shielded the fund from difficulties in those markets, although several of the fund's Japanese holdings produced positive returns.

While management is, of course, cognizant of certain risks in any market, management believes that the current investment focus on high-quality growth companies positioned for outperformance will continue to generate solid returns during this unpredictable market uptrend.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
An internationally diversified common stock portfolio
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $18.34
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


Putnam VT Growth and Income Fund

The U.S. stock market packed more peaks and troughs into the 12 months ended December 31, 1997, than it did during the previous two years combined, ascending to numerous new highs and experiencing one of its most dramatic drops on record. Thanks in part to a team of experienced research analysts and especially to a strategy of focusing on cheaply priced stocks of companies with the potential for positive change, the fund sidestepped much of the year's turmoil while generating solid returns. During the year, the Putnam VT Growth and Income Fund achieved a total return of 24.15% at net asset value.

By focusing on bargain stocks, the underlying fund seeks to position itself so as to gain a measure of resilience during periods of market volatility. First, stocks generally become cheap when investors get unfavorable news about a company. But the bad news and depressed price also make the stock less vulnerable than more highly priced stocks to volatility thereafter. Second, many of these stocks have generous dividends, often higher than the market average -- because the dividend's yield rises if the price of this stock falls. Not only do dividends add to total return, but they also tend to attract investors during periods of market turbulence.

While designed to provide competitive long-term returns, the investment strategy occasionally has some drawbacks over shorter periods as management waits for the stocks to live up to their potential. For example, in 1997's choppy market, we were able to take advantage of downturns in sectors including basic industries, energy, and technology. Management believes all of the new, attractively priced holdings are well positioned for the future but still face some short-term difficulties. Therefore, they were unable to keep pace with the relatively small group of growth-oriented large companies that led the market's gains during 1997.

The pursuit of "cheapness and change" often leads the fund to companies in the midst of an internal or industry-wide reorganization. During the fiscal year, holdings in the financial services and health-care industries both benefited from exactly these kinds of changes, resulting in significant stock price increases. In a couple of cases, however, reorganizations have not yet produced benefits. Perhaps the most prominent is a large portfolio position in the pharmaceutical area, which posted disappointing performance during 1997.

Although some holdings are likely to continue experiencing short-term difficulties, management remains confident that the value-investing strategy will continue to produce solid rewards over the long term.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks and convertible securities
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $28.32
------------------------------------------------------------------------


Putnam VT High Yield Fund

A Federal Reserve Board interest-rate increase and the near meltdown of several developing Asian markets delivered a couple of high-profile shocks to fixed-income markets this year, but high-yield bond investors emerged comparatively unscathed. A combination of strong market fundamentals and astute bond selection enabled Putnam VT High Yield Fund to achieve a total return of 14.34% at net asset value for the period.

In general, high-yield bond prices rose steadily this year, experiencing only temporary setbacks in the weeks surrounding the Fed's March interest-rate increase. Economic growth and corporate profits consistently exceeded expectations, fueling a robust stock market and an optimistic mood among investors. A record-breaking supply of new high-yield issues came to market this year, but it was easily absorbed by investors seeking higher yields than those available on other fixed-income investments. The only drawback to such a healthy environment is that investors have pushed the yields on below-investment-grade debt to within three percentage points of comparable U.S. Treasuries.

Telecommunications, broadcasting, and cable television holdings all helped drive performance over the past year. During the period, the telecommunications industry represented the largest sector of the high-yield market, as well as the largest sector of your portfolio. Typical of this high-growth industry, many of the portfolio's telecommunications holdings were in the midst of launching personal communications systems. During the infrastructure development phase, these young companies represent their greatest business risk, and their bonds are priced accordingly with relatively high yields to attract investors.

In the broadcasting industry, companies have benefited from recent deregulation legislation that has sparked a wave of merger and acquisition activity over the past year. Although the securities of cable companies languished in recent years, the sector has recently come back into favor as cable operators have begun working to manage their subscriber bases, introduce new products, and upgrade networks. Of particular interest is the delivery of Internet technology through conventional cable systems.

The outlook for high-yield bonds remains favorable, and management will remain diligent on credit selection to seek overlooked issues that offer the potential for income and price appreciation.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding, lower-rated corporate bonds and notes
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $13.62
------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition or in general economic conditions may hinder the issuer's ability to pay principal and interest on the securities.


Putnam VT International Growth Fund

International equity markets delivered mixed performance during the fiscal period, as bouts of volatility and sector rotation proved challenging. Nonetheless, astute stock selection, country allocations, and currency exposure enabled Putnam VT International Growth Fund to deliver a solid total return of 16.13% at net asset value from commencement on January 2, 1997 through December 31, 1997.

In short, international equity markets were tumultuous, especially during the final months of the year. Financial turmoil in Asia spread and intensified during the fourth quarter, as currency devaluations spurred stock market declines in Thailand, Singapore, Malaysia, Indonesia, Hong Kong, the Philippines, and South Korea. Japan's equity market also labored under difficult conditions, including a sluggish economy, a slow pace of economic reform, and fallout from the turmoil in Southeast Asia. Fortunately, the fund's underweight positions in Japan, Malaysia, and other smaller Asian markets mitigated the negative effects of these markets' declines.

With Asian markets experiencing such huge declines and European markets faring rather well by comparison, the performance spread between European and Asian markets in 1997 was the widest on record. In the fourth quarter, European markets experienced increased volatility as a result of Asia's troubles and performance varied widely, but many markets managed to hold on to the impressive gains made during the first three quarters of the year. The fund benefited from superior stock selection and overweight positions in top-performing markets of Ireland and Switzerland, as well as overweight positions in the Netherlands, Sweden, and France. Unfortunately, the fund's avoidance of Spain and an underweight position in Italy proved costly as these markets outperformed the European market generally.

While the financial storms of Southeast Asia may be over, various risks and challenges remain. Management remains cautious about large commitments to Asia, although the fund's management continues to seek attractive long-term opportunities. Management believes positive fundamentals have improved prospects for solid European growth in 1998. The portfolio remains overweight in the United Kingdom, Portugal, and Ireland, and has increased its allocation to France while underweighting the markets of Germany, Spain, and Italy.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located outside of North America
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $11.43
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


Putnam VT International Growth and Income Fund

Putnam VT International Growth and Income Fund's strategy of seeking cheapness and change throughout the world's markets worked well from commencement on January 2, 1997, through December 31, 1997. Moderate industrial expansion and relatively stable interest rates in most of the world's developed economies helped equity markets rise to record levels. Among the winning stocks were many of the large industrial corporations and financial companies favored by the underlying fund's value-oriented approach. Meanwhile, more and more companies in Europe and Japan embraced the need to reform their businesses and products. Management positioned the portfolio to capitalize on this trend. The fund achieved a total return of 19.43% at net asset value for the period.

European equity markets posted robust gains during the period. In addition to moderate economic growth and steady interest rates, many European multinational corporations also benefited from a strong U.S. dollar and were able to increase exports. These positive conditions were offset, however, by problems including high unemployment and internal opposition to budgetary reform. The financial markets nevertheless showed confidence that these countries would remain on track with their efforts to introduce a monetary union in 1999.

As Europe's Economic and Monetary Union (EMU) struggles with the birth of the euro, member states are also striving to streamline bloated bureaucracies by privatizing state-run companies. During the period, this process generated promising investment opportunities in Italy and France. In the United Kingdom, management added one new holding and strengthened existing positions in two companies.

While Japan continued to provide a mixture of good and bad news, the underlying fund's strategy enabled it to capitalize on difficulties that prompted certain corporations to reform their businesses. During the period, management added to several existing positions in Japanese companies, attracted by their restructuring initiatives and their depressed stock prices.

While the past year has been rewarding for this portfolio, it is important to remember that this fund invests in companies, not countries. The world's stock markets cannot continue to set records indefinitely. Fortunately, this fund's returns depend more on each company's potential for positive change than on the performance of major equity indexes.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation, with a secondary objective of income
------------------------------------------------------------------------
PORTFOLIO
Common stocks
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $11.53
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


Putnam VT International New Opportunities Fund

The first year of operation is a challenging time for any fund, and 1997 presented Putnam VT International New Opportunities Fund with more than a few hurdles in the form of exceptional volatility in the world's equities markets. In this turbulent environment, the fund posted its initial performance of -0.10% for the period of January 2, 1997, through December 31, 1997.

With a long-term goal of outpacing established markets while sustaining less volatility than emerging markets, the fund underlying the fund seeks investment opportunities throughout the world. This ability to diversify served the fund well over the period by enabling it to sidestep some faltering markets while favoring those offering higher returns. For example, most Southeast Asian stock markets declined sharply during the concluding months of the year. Because management identified potential problems in these emerging markets early on, the portfolio held a below-benchmark weighting in most of these countries' stocks. Similarly none of the portfolio's top 10 holdings were in semiconductor stocks, a sector that took a real beating during a worldwide selloff in October.

October's market corrections enabled the fund to increase positions in some existing holdings and add a number of quality growth stocks in Norway, Canada, the Netherlands, and Italy. The fund also took advantage of price recoveries to sell some small, marginal holdings in Indonesia, Hong Kong, and Malaysia. The fund also realized gains from its Mexican holdings, largely in the consumer sector. Stock selection in the United Kingdom added measurably to performance as this market enjoyed the benefits of a strong economy and attractive valuations. Stock selection in South Korea and Taiwan provided additional sources of outperformance. Unfortunately the portfolio's overweighting in technology did not contribute to returns, since the sector declined when growth prospects were trimmed based on weaker than expected Asian demand.

Although the near-term equity investment environment remains somewhat volatile, many of the world's stock markets continue to offer significant growth opportunities. In both emerging and developed markets, companies are poised for success and fund management believes that through diligent research and careful stock selection, this fund can continue to reap the rewards of international investing.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies principally located outside the United States
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                  $9.96
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Money Market Fund

Putnam VT Money Market Fund's fiscal year concluded much as it began, in an environment marked by solid economic growth, low inflation, and relatively moderate interest rates. As always, management emphasized superior quality, capital preservation, and current income -- a conservative strategy that produced a solid total return of 5.22% at net asset value for the 12 months ended December 31, 1997. The fund provided a 7-day yield of 5.34% at net asset value at the end of the period.

While volatility in the financial markets continued to reflect investor sensitivity to inflationary pressures, the Federal Reserve Board has not raised short-term interest rates since its March 1997 meeting. In April and May, yields on money market securities rose in expectation of another Fed increase, but the Fed failed to act and money market yields backed down to their current levels near the federal funds target rate.

Although the current economic expansion has not pushed up inflation, there are hints that pressures may be building. U.S. labor markets remain extremely tight, and some prices have begun to move up slightly. For this reason, management continued to keep the underlying fund in a flexible position throughout the past 12 months. During most of fiscal 1997, this meant holding portfolio duration relatively neutral in order to take advantage of incrementally higher yields as they became available. One such opportunity arose in the spring, just after the Fed raised interest rates at its March meeting.

Superior quality and preservation of capital remain the hallmarks of the fund's portfolio strategy, and management continues to invest in a wide spectrum of top-quality, traditional money market securities. These include certificates of deposit, bank notes, government agency discount notes, and both conventional and asset-backed commercial paper (debt obligations backed by trade and term receivables, credit cards, or auto loans).

While many investors seem to be extending their expectations of stable short-term rates, fund management believes this may not hold true. To be sure, actual inflation remains quite low, but pressures are certainly building, and the market remains vulnerable to any news of an uptick. With its neutral portfolio duration and conservative, quality-driven investment strategy, the portfolio remains well positioned for what lies ahead.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital and maintenance of liquidity
------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality money market instruments
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                  $1.00
------------------------------------------------------------------------
An investment in Putnam VT Money Market Fund, in which the fund invests, is neither insured nor guaranteed by the U.S. government. There can be no assurance that Putnam VT Money Market Fund will be able to maintain a stable net asset value of $1.00.


Putnam VT New Opportunities Fund

A resurgence in performance by the portfolio's small-capitalization holdings, along with strong performance from its larger-company stocks, propelled Putnam VT New Opportunities Fund to strong performance during the year. For the 12 months ended December 31, 1997, the fund tallied a total return of 23.29% at net asset value.

A strong U.S. economy, low interest rates, and low inflation set a positive tone for the U.S. stock market over the period. Indeed, despite bouts of volatility and sharp declines during October and November, U.S. equities turned in another year of remarkable performance. Both the Dow Jones Industrial Average and the S&P 500 posted strong advances for the year.

Media was a top-performing sector for the fund over the period. These stocks have been tremendous cash generators, and the companies have been using that cash to finance acquisitions or repurchase shares of their own stock. As a result, their profitability has been growing. At the same time, these companies have minimal foreign exposure, which is particularly helpful as the full effects of the Asian crisis on U.S. multinationals have yet to materialize. Within the media sector, television, radio, and outdoor advertising holdings made particularly strong gains. Communications services holdings, including long-distance and competitive local exchange carriers, also did well.

Technology was largely a disappointment this year, although the portfolio did not have an overweight position in this sector, a fact that helped mitigate some of the negative effects of the sector's drop. Large mainframe-oriented software companies provided the one bright spot on the technology landscape, and holdings in this area did help offset weakness in other parts of its technology position. Within the health-care sector, portfolio holdings in pharmaceuticals and information services performed well, while health maintenance organization (HMO) stocks did not. Overall, health-care holdings contributed to returns, but not substantially. The portfolio also realized gains from holdings in the consumer, retailing, financial services, computer services, education and training, and business services sectors.

Looking ahead, management intends to keep a close watch on the Asian situation while structuring the portfolio so as to minimize the impact of the region's economic difficulties.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors with above-average long-term growth potential
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $21.23
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT New Value Fund

Putnam VT New Value Fund finished the year with solid performance, although it lagged the record-breaking returns of broader market averages. In just under one full year of operation, the fund posted a very respectable total return of 17.60% for the period from January 2, 1997, through December 31, 1997.

For most of the year, positive conditions of steady economic growth, low interest rates, and low inflation prevailed. The U.S. equity market responded with a year of stellar performance, as the Dow Jones Industrial Average and the S&P 500 both posted strong advances for the year. During October and November, however, the market declined sharply, reacting to the Asian financial crisis and earnings disappointments from technology companies and multinationals.

The year's equity environment generally favored a narrow group of large growth companies, not the undervalued companies that represent the underlying fund's focus. Fund management does not expect the fund to track the market at all times, especially during volatile periods. Still, the quest for cheapness and change did demonstrate its own important short-term benefits during the year. In March and again in August, events raised questions about the price stability of the large, market-leading companies. In both instances, the underlying fund weathered the storms with milder losses than the market averages.

Although management uses a bottom-up analysis in selecting stocks, certain industry trends can be factors in decision making. For example, over the past year, a new focus on cost control and revenue enhancement in the domestic paper and foreign oil industries led to the addition of several new holdings in these sectors. The paper holdings are stocks of well-established companies experiencing price declines because of short-term difficulties. The oil stocks represent out-of-favor stocks offering the greatest potential rewards along with their correspondingly greater risk. The underlying fund also enjoyed unexpectedly strong performance from financial holdings in stocks selected because of their dividends' potential ability to provide solid income. Research into overlooked stocks also led to the addition of two railroad stocks to the portfolio.

While the portfolio's concentration in 40 to 50 stocks poised for change can generate short-term risk, management remains convinced that over the long term this path can lead to competitive capital appreciation.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Growth and current income
------------------------------------------------------------------------
PORTFOLIO
Common stocks and fixed-income securities
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $11.76
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT U.S. Government and High Quality Bond Fund

With the world's bond markets providing plenty of opportunities and challenges for fixed-income investors during the year, a flexible investment strategy once again enabled Putnam VT U.S. Government and High Quality Bond Fund to turn in solid results. For the 12 months ended December 31, 1997, the fund provided a total return of 8.64% at net asset value.

As the U.S. economy continued to march upward, an underlying current of nervousness prevailed throughout the period, as both the Federal Reserve Board and investors kept a close watch on inflation, worried that economic strength might reignite it at any moment. A defensive posture throughout the period enabled the fund to maintain its income stream and protect its asset value -- while gaining a competitive advantage.

Specifically, this strategy involved shortening the portfolio's duration early in the year then extending it during the summer. Duration measures a portfolio's sensitivity to changing interest rates. Rather than invest in new securities, management shortened duration chiefly by emphasizing bonds that generally had three years or less remaining before maturity. After being in the market for several years, these older bonds possess diminished sensitivity to interest-rate changes while maintaining their stated coupons of between 6% and 8%.

Throughout most of the year, mortgage-backed securities were the primary focus in the U.S. government portion of the portfolio. These securities provided higher yields than most other U.S. government issues while providing a greater degree of price stability than would have been provided by a portfolio of Treasuries alone. The favorable market environment that boosted equity performance over the past year also sparked solid performance from the fund's investment-grade corporate bond holdings for most of the period. However, as events in Southeast Asia heated up toward the period's close, investment-grade bonds experienced a setback on the grounds that weaker currencies in Asia would reduce U.S. exports and cut into profits of U.S. companies.

Given current U.S. economic strength and continued uncertainty surrounding the full implications of the Asian currency crisis, management intends to maintain the fund's defensive posture in coming months. In the meantime, the portfolio's emphasis on mortgage-backed securities and corporate bonds should continue to provide solid returns in an economic environment such as the one that prevailed at the end of the period.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
Securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities plus foreign government and corporate bonds rated A or above
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $13.42
------------------------------------------------------------------------
While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.


Putnam VT Utilities Growth and Income Fund

Despite the enormous volatility of certain world markets during the second half of the year, Putnam VT Utilities Growth and Income Fund preserved its record of strong competitive performance. For the 12 months ended December 31, 1997, the fund tallied a total return of 27.10% at net asset value.

Because no singular, consistent theme drove market performance, overall asset allocation remained relatively unchanged during much of the period. With more than 20% of its assets in gas-related stocks, the fund remains overweighted in the gas industry in terms of total utilities market capitalization. This reflects management's conviction that the gas industry will continue its ongoing consolidation, with gas companies merging with each other and combining with electric power companies as well. Accordingly we have tended to seek out smaller companies in strong service areas, since these have the potential of being profitable either on an operating basis or as merger candidates.

Among telephone stocks, the fund currently maintains large positions in the stocks of two industry giants, and management fully expects both to make strong contributions to the fund's return over time.

The fund has maintained a modest allocation to foreign utility companies as well. Unfortunately this light exposure hurt performance somewhat during the first half of the year, when foreign utilities, especially emerging market utilities, outperformed. Recently these markets corrected sharply, and we took advantage of poor performance to selectively increase the fund's exposure.

Management is particularly optimistic about U.S. utilities over the course of the next 12 to 18 months as industry change, attractive valuations, a strong economy, low interest rates, and government deregulation come together in a positive way. Of course, we will be watchful for any change in interest rates, although the underlying fund's conservative portfolio structure should contribute to strong competitive performance.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds issued by public utility companies
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $17.14
------------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.


Putnam VT Vista Fund

Putnam VT Vista Fund finished the year with solid performance, though it lagged the record-breaking returns of broader market averages.
Completing just under one full year of operation, the fund posted a respectable total return of 23.21% for the period from January 2, 1997, through December 31, 1997.

The year encapsulated one of the most astounding bull markets in history. Both the Dow Jones Industrial Average and the S&P 500 posted strong advances for the year. During October and November, however, the market declined sharply, reacting to the Southeast Asian financial crisis and earnings disappointments from technology companies and multinationals.

For most of the year, large-cap stocks outperformed the medium-sized companies that form the majority of the underlying fund's portfolio. Economic strength, while favorable for corporate profits, raised concerns over inflation and the possibility of an interest-rate increase by the Federal Reserve Board. Then, the Asian crisis spurred a flight to quality which reinforced investors' preference for the relative safety of large-company stocks. Fund management considers short-term performance disappointing but not surprising, and remains confident about the fund's long-term performance prospects.

Prior to the fourth-quarter technology stock selloff, semiconductors and computer software made notable contributions to performance. Financial stocks also performed quite well, even through the downturn. Consumer cyclical stocks, which tend to outperform the market in a rising economy, were big winners. Specialty retailing stocks enjoyed a steady comeback and these were among the portfolio's better performers. Food and drug retailers and radio broadcasting companies also boosted returns. Finally, holdings in several subsectors within the health-care industry contributed to performance, among them health maintenance organizations and facilities dedicated to acute services and elderly care.

Looking ahead, management believes that many medium-sized companies are poised for rapid growth. By diversifying across many sectors, the portfolio seeks to uncover the companies with above-market growth potential and the promise of being tomorrow's large-cap leaders.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks with potential for above-average capital growth
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $12.32
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Voyager Fund

Timely sector and securities shifts positioned Putnam VT Voyager Fund well during the annual period, enabling it to tally a solid total return of 26.51% for the 12 months ended December 31, 1997.

The year was one of stellar stock market performance, but not without some turbulence. Both the Dow Jones Industrial Average and the S&P 500 posted strong advances for the year. October and November brought sharp corrections, however, as the market reacted to the Southeast Asian financial crisis and earnings disappointments from technology companies and multinationals.

Throughout the year, an underlying current of nervousness prevailed, as both the Federal Reserve Board and investors kept a close watch on inflation, fearful that economic strength might reignite it at any moment. A defensive posture during the second half of the year served the fund well, enabling it to maximize opportunities while sidestepping some of the period's major pitfalls. For example, while technology remains one of the portfolio's major sector bets, a timely September reduction in exposure to technology companies with significant Asian revenues minimized fallout from worldwide technology selloffs in October and November.

Another successful move involved adding some defensive growth stocks in the retail sector, along with some large-cap financial names. Both sectors performed well, especially when the Asian financial crisis precipitated a flight to quality during the fourth quarter. An overweight position in the broadcasting area bolstered performance, as did a re-entry into the cable television sector with the purchase of one holding that made a huge contribution to returns over the period.

Management remains cautious about the U.S. economy over the next year, and plans to keep the portfolio positioned defensively.
------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Stocks of "emerging growth" companies with significant growth potential and established companies with positive growth prospects
------------------------------------------------------------------------
NET ASSET VALUE
December 31, 1997                                                 $39.08
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Fund manager changes

Paul C. Warren has been appointed to the management team of Putnam VT Asia Pacific Growth Fund. He joined Putnam in 1997 as a senior portfolio manager in the Core International Equity Group, focusing on the Pacific Basin equity markets. Earlier experience includes positions with IDS Fund Management Ltd., Pilgrim Baxter Asia L.L.C., Prudential Asia Fund Management Limited, Rothschild Asset Management, Salomon Brothers Asia, and Morgan Grenfell. He has 15 years of investment industry experience.

Robert M. Paine and Max S. Senter have been appointed to the management team of Putnam VT Diversified Income Fund. Mr. Paine is a portfolio manager in the High Yield Group. He joined Putnam in 1987 as a high-yield analyst, following industries such as gaming, telecommunications, and media and entertainment. He has more than 10 years of investment industry experience. Mr. Senter joined Putnam in 1988 as an analyst and currently manages fixed-income portfolios, allocating among U.S. investment-grade, high-yield, and international fixed-income sectors. He has 11 years of investment industry experience.

Michael K. Arends has been appointed to the management team of Putnam VT Global Growth Fund. He joined Putnam in 1997 as a senior portfolio manager in the Core Growth Equity Group. Before coming to Putnam he was with Phoenix Duff and Phelps, Kemper Financial Services, Institutional Capital Corporation, and Mathers and Company. He has 20 years of investment industry experience.

Rosemary H. Thomsen has been appointed to the management team of Putnam VT High Yield Fund. She joined Putnam's High Yield Bond Group as an analyst in 1986. She currently manages several high-yield portfolios. She has 14 years of investment industry experience.

Joanne M. Driscoll has been appointed to the management team of Putnam VT Money Market Fund. She joined Putnam in 1995 as a money market credit analyst with the Cash Management Group. She is currently portfolio manager for the taxable money market funds. She has five years of investment industry experience.

Eric M. Wetlaufer has been appointed to the management team of Putnam VT Vista Fund. He joined Putnam in 1997 as team leader of the Mid-cap Growth Equity Group. Before coming to Putnam he was with Cadence Capital Management, Northfield Information Services, and The Boston Company. He has 12 years of investment industry experience.

Michael P. Stack has been appointed to the management team of Putnam VT Voyager Fund. He joined Putnam in 1997 as a portfolio manager in the Core Growth Equity Group. He formerly served with Independence
Investment Associates, National Life Investment Management, and General Electric. He has 12 years of investment industry experience.


Cumulative total returns of a $10,000 investment at unit value

PCM Asia Pacific Growth Fund -- since 5/1/95
(subsequent periods ended 12/31)

Plot points read:

          Putnam VT
         Asia Pacific    MSCI Pacific
Date     Growth Fund     Basin Index

5/1/95      10000           10000
95          10230           10021
96          11161            9161
97           9525            6826

Footnote reads:
Putnam VT Asia Pacific Growth Fund is a portfolio that seeks capital appreciation through common stocks of companies located in Asia and in the Pacific Basin. The Morgan Stanley Capital International Pacific Basin Index (MSCIP) is an unmanaged list of Asian and Pacific Rim equity securities, with all values expressed in U.S. dollars. The fund's portfolio contains securities that differ from those in the indexes. It is not possible to invest directly in an index.



Putnam VT Diversified Income Fund -- since 9/15/93
(subsequent periods ended 12/31)

Plot points read:

           Putnam VT                        Salomon Bros.       First Boston
          Diversified      Lehman Bros.    Non-U.S. World        High Yield
Date      Income Fund    Govt./Mortgage    Govt. Bond Index        Index

9/15/93     10000           10000              10000               10000
93          10230           10090              10019               10441
94           9797            9928              10619               10339
95          11671           11595              12695               12136
96          12699           12217              13213               13643
97          13636           13387              12798               15454

Footnote reads:
Putnam VT Diversified Income Fund is a portfolio of U.S. government, high-yield, and international fixed-income securities that seeks high current income consistent with capital preservation. Lehman Brothers Government/Mortgage Index is an unmanaged list of U.S. government and mortgage-backed securities. Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries. First Boston High Yield Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Putnam VT Global Asset Allocation Fund -- since 2/1/98
(subsequent periods ended 12/31)

Plot points read:

          Putnam VT
        Global Asset
         Allocation    MSCI World
Date        Fund          Index

2/1/88      10000        10000
88          10680        12038
89          12398        14038
90          12420        11648
91          14781        13778
92          15711        13057
93          18457        15995
94          17996        16807
95          22442        20290
96          25948        23025
97          31051        26657

Footnote reads:
Putnam VT Global Asset Allocation Fund is a managed asset allocation portfolio spread across domestic and international stock and bond markets that seeks a high level of long-term total return consistent with preservation of capital. The Morgan Stanley Capital International
(MSCI) World Index is an unmanaged list of international equity securities, with all values expressed in U.S. dollars. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.


Putnam VT Global Growth Fund -- since 5/1/90
(subsequent periods ended 12/31)

Plot points read:

           Putnam VT
         Global Growth      MSCI
Date         Fund        World Index

5/1/90      10000          10000
90           9320           9832
91          10719          11629
92          10680          11021
93          14140          13501
94          14003          14187
95          16198          17126
96          18985          19435
97          21706          22500

Footnote reads:
Putnam VT Global Growth Fund is an internationally diversified common stock portfolio that seeks capital appreciation. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged list of international equity securities, with all values expressed in U.S. dollars. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

An investment's past performance should not be taken as an assurance of future results.


Putnam VT Growth and Income Fund -- since 2/1/88
(subsequent periods ended 12/31)

Plot points read:

          Putnam VT
         Growth and       S&P 500
Date     Income Fund       Index

2/1/88      10000          10000
88          12000          11190
89          14557          14736
90          14842          14279
91          17669          18630
92          19392          20050
93          22158          22071
94          22236          22362
95          30399          30766
96          37062          37830
97          46014          50445

Footnote reads:
Putnam VT Growth and Income Fund is a portfolio primarily of common stocks that seeks capital growth and current income. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.



Putnam VT High Yield Fund -- since 2/1/88
(subsequent periods ended 12/31)

Plot points read:

           Putnam VT    First Boston
          High Yield     High Yield
Date         Fund          Index

2/1/88      10000          10000
88          10760          10990
89          10475          11033
90           9430          10329
91          13657          14849
92          16250          17323
93          19429          20598
94          19247          20397
95          22773          23942
96          22690          26915
97          29374          30341

Footnote reads:
Putnam VT High Yield Fund is a portfolio primarily of high-yielding, lower-rated corporate bonds and notes that seeks high current income, with a secondary objective of capital appreciation. The First Boston High Yield Index is an unmanaged market-weighted index constructed to mirror the public investable high-yield debt market. The index assumes reinvestment of all distributions and does not take into account brokerage fees or taxes. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.



Putnam VT International Growth Fund -- since 1/2/97

Plot points read:

            Putnam VT      MSCI
          International    EAFE
Date       Growth Fund    Index

1/2/97        10000       10000
2/97          10220        9808
3/97          10320        9843
4/97          10410        9895
5/97          11080       10540
6/97          11570       11120
7/97          12290       11301
8/97          11260       10456
9/97          12220       11042
10/97         11360       10193
11/97         11460       10089
12/97         11613       10178

Footnote reads:
Putnam VT International Growth Fund is a portfolio that seeks capital appreciation through stocks of companies located in countries outside North America. The MSCI EAFE Index is an unmanaged list of stocks from Europe, Australia, and the Far East with all values expressed in U.S. dollars. The fund's portfolio contains securities that differ from those in the index. It is not possible to invest directly in an index.



Putnam VT International Growth and Income Fund -- since 1/2/97

Plot points read:

          Putnam VT            MSCI
      International Growth     EAFE
Date     and Income Fund       Index

1/2/97       10000             10000
2/97         10290              9808
3/97         10470              9843
4/97         10510              9895
5/97         11090             11540
6/97         11570             11120
7/97         12220             11301
8/97         11370             10456
9/97         12320             11042
10/97        11511             10193
11/97        11681             10089
12/97        11943             10178

Footnote reads:
Putnam VT International Growth and Income Fund is a portfolio that seeks capital appreciation through stocks of companies located outside North America. The MSCI EAFE Index is an unmanaged list of stocks from Europe, Australia, and the Far East with all values expressed in U.S. dollars. The fund's portfolio contains securities that differ from those in the index. It is not possible to invest directly in an index.

An investment's past performance should not be taken as an assurance of future results.


Putnam VT International New Opportunities Fund -- since 1/2/97

Plot points read:

            Putnam VT
          International       MSCI
         New Opportunities    EAFE
Date          Fund           Index

1/2/97       10000           10000
2/97         10240            9808
3/97         10170            9843
4/97         10170            9895
5/97         10810           10540
6/97         11170           11120
7/97         11510           11301
8/97         10219           10456
9/97         10970           11042
10/97        10010           10193
11/97         9819           10089
12/97         9990           10178

Footnote reads:
Putnam VT International New Opportunities Fund is a portfolio that seeks capital appreciation through stocks of companies located in countries other than the United States. The MSCI EAFE Index is an unmanaged list of stocks from Europe, Australia, and the Far East with all values expressed in U.S. dollars. The fund's portfolio contains securities that differ from those in the index. It is not possible to invest directly in an index.



Putnam VT New Opportnities Fund -- since 5/2/94
(subsequent periods ended 12/31)

Plot points read:

                Putnam VT
           New Opportunities       S&P 500
Date             Fund               Index

5/2/94           10000              10000
94               10820              13098
95               15675              14306
96               17270              17590
97               21291              23459

Footnote reads:
Putnam VT New Opportunities Fund is a portfolio seeking long-term capital appreciation primarily through common stock investments in companies in economic sectors with above-average long-term growth potential. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.



Putnam VT New Value Fund -- since 1/2/97

Plot points read:

          Putnam VT
          New Value    S&P 500
Date         Fund       Index

1/2/97      10000       10000
2/97        10540       10708
3/97        10200       10268
4/97        10189       10881
5/97        10869       11544
6/97        11189       12061
7/97        11758       13021
8/97        11458       12292
9/97        12198       12965
10/97       11569       12532
11/97       11759       13112
12/97       11760       13336

Footnote reads:
Putnam VT New Value Fund is a portfolio that seeks capital appreciation through investments in undervalued stocks. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that differ from those in the index. It is not possible to invest directly in an index.



Putnam VT U.S. Government and High Quality Bond Fund -- since 2/1/88 (subsequent periods ended 12/31)

Plot points read:

           Putnam VT
        U.S. Government
       and High Quality     Lehman Bros.
Date       Bond Fund      Gov't/Corporate

2/1/88      10000             10000
88          10280             10402
89          11725             11882
90          12606             12866
91          14784             14941
92          15892             16074
93          17684             17847
94          17103             17220
95          20599             20534
96          21097             21129
97          22920             23193

Footnote reads:
Putnam VT U.S. Government and High Quality Bond Fund is a portfolio of securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities, plus foreign government and corporate bonds rated A or above. It seeks current income consistent with preservation of capital. The Lehman Brothers Government/Corporate Bond Index is an unmanaged list of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate nonconvertible investment-grade corporate debt securities, and U.S. dollar-denominated SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed income securities. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

An investment's past performance should not be taken as an assurance of future results.


Putnam VT Utilities Growth and Income Fund -- since 5/1/92
(subsequent periods ended 12/31)

Plot points read:

         Putnam VT
      Utlities Growth
        and Income      S&P 500
Date       Fund          Index

5/1/92    10000          10000
92        10710          10726
93        12147          11807
94        11295          11936
95        14805          16459
96        17144          20238
97        21790          26989

Footnote reads:
Putnam VT Utilities Growth and Income Fund is a portfolio of common stocks and bonds issued by public utilities company that seeks capital growth and current income. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.



Putnam VT Vista Fund -- since 1/2/97

Plot points read:

          Putnam VT      S&P 500
Date     Vista Fund       Index

1/2/97     10000          10000
2/97       10100          10708
3/97        9390          10268
4/97        9840          10881
5/97       10789          11544
6/97       11040          12061
7/97       11959          13021
8/97       11620          12292
9/97       12340          12965
10/97      11700          12532
11/97      11970          13112
12/97      12321          13336

Footnote reads:
Putnam VT Vista Fund is a portfolio that seeks capital appreciation primarily through common stocks. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that differ from those in the index. It is not possible to invest directly in an index.



Putnam VT Voyager Fund -- since 2/1/88
(subsequent periods ended 12/31)

Plot points read:

          Putnam VT      S&P 500
Date     Voyager Fund     Index

2/1/88      10000         10000
88          10300         11190
89          13635         14736
90          13358         14279
91          19515         18630
92          21537         20050
93          25565         22071
94          25830         22362
95          35335         30766
96          41048         37830
97          51932         50445

Footnote reads:
Putnam VT Voyager Fund is a portfolio that seeks capital appreciation through stocks of "emerging growth" companies with significant growth potential and established companies with positive growth prospects. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

An investment's past performance should not be taken as an assurance of future results.



Report of Independent Accountants

To the Trustees and Shareholders of
Putnam Variable Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments owned, except for bond ratings and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sixteen funds constituting Putnam Variable Trust (the "Trust"), at December 31, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Boston, Massachusetts
February 13, 1998


Putnam VT Asia Pacific Growth Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (88.0%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Australia (15.8%)
 ....................................................................................................
                 204,197   Commonwealth Bank of Australia                               $2,339,608
 ....................................................................................................
                 100,000   CRA Ltd.                                                      1,165,485
 ....................................................................................................
                 292,000   CSL Ltd.                                                      1,824,883
 ....................................................................................................
               1,300,328   Goodman Fielder Ltd.                                          2,065,493
 ....................................................................................................
                 110,000   Lend Lease Corp. Ltd.                                         2,148,300
 ....................................................................................................
                 560,838   QBE Insurance Group Ltd.                                      2,521,784
 ....................................................................................................
                 247,400   Westpac Banking Corp.                                         1,580,939
 ....................................................................................................
                 253,000   Woodside Petroleum Ltd.                                       1,782,086
 ....................................................................................................
                 711,000   Woolworth Co. (NON)                                           2,374,477
----------------------------------------------------------------------------------------------------
                                                                                        17,803,055
----------------------------------------------------------------------------------------------------
Hong Kong (17.4%)
 ....................................................................................................
               1,540,000   Amoy Properties Ltd.                                          1,351,784
 ....................................................................................................
                 294,000   Cheung Kong Holdings Ltd.                                     1,926,021
 ....................................................................................................
               1,310,000   Dairy Farm International Holdings Ltd.                        1,414,800
 ....................................................................................................
                 300,000   Dao Heng Bank Group Ltd.                                        749,342
 ....................................................................................................
                 290,000   Guoco Group Ltd.                                                709,390
 ....................................................................................................
               1,630,000   Hong Kong and China Gas Co. Ltd.                              3,156,142
 ....................................................................................................
                 642,000   Hong Kong Electric Holdings Ltd.                              2,440,608
 ....................................................................................................
                 552,000   Hong Kong Telecommunications Ltd.                             1,136,521
 ....................................................................................................
                 184,000   Hutchison Whampoa, Ltd.                                       1,154,335
 ....................................................................................................
                 348,000   Johnson Electric Holdings Ltd.                                1,001,756
 ....................................................................................................
                 646,000   Li & Fung Ltd.                                                  904,774
 ....................................................................................................
               1,555,000   South China Morning Post Ltd.                                 1,093,968
 ....................................................................................................
                 248,000   Sun Hung Kai Properties Ltd.                                  1,728,714
 ....................................................................................................
                 542,000   Varitronix International Ltd.                                   930,526
----------------------------------------------------------------------------------------------------
                                                                                        19,698,681
----------------------------------------------------------------------------------------------------
India (0.5%)
 ....................................................................................................
                  33,600   Mahanagar Telephone Nigam Ltd. GDR                              519,120
----------------------------------------------------------------------------------------------------
Indonesia (0.1%)
 ....................................................................................................
                 100,000   PT Telekomunikasi Indonesia ADR                                  54,168
----------------------------------------------------------------------------------------------------
Japan (33.6%)
 ....................................................................................................
                  80,000   Bridgestone Corp.                                             1,736,862
 ....................................................................................................
                  92,000   Canon, Inc.                                                   2,145,607
 ....................................................................................................
                 148,000   Dai Nippon Printing Co., Ltd.                                 2,781,740
 ....................................................................................................
                  80,000   Fuji Photo Film Co.                                           3,068,660
 ....................................................................................................
                  37,000   Hirose Electric Co. Ltd.                                      1,893,287
 ....................................................................................................
                  45,000   Ito-Yokado Co., Ltd.                                          2,295,741
 ....................................................................................................
                 221,000   KAO Corp.                                                     3,187,417
 ....................................................................................................
                  15,500   Keyence Corp                                                  2,294,974
 ....................................................................................................
                  37,000   Murata Manufacturing Co.                                        931,031
 ....................................................................................................
                 294,000   Nikko Securities Co. Ltd.                                       780,391
 ....................................................................................................
                  86,000   Omron Corp.                                                   1,345,914
 ....................................................................................................
                  92,000   Onward Kashiyama Co. Ltd.                                     1,065,746
 ....................................................................................................
                  25,850   Promise Co. Ltd.                                              1,433,003
 ....................................................................................................
                  76,000   Ricoh Co. Ltd.                                                  944,534
 ....................................................................................................
                  17,000   Rohm Co. Ltd.                                                 1,734,560
 ....................................................................................................
                  69,000   Sankyo Co., Ltd.                                              1,561,564
 ....................................................................................................
                  25,000   Secom Co.                                                     1,599,539
 ....................................................................................................
                  43,000   Sony Corp.                                                    3,826,619
 ....................................................................................................
                  45,000   Taisho Pharmaceutical Co.                                     1,149,597
 ....................................................................................................
                  31,000   Tokyo Electron Ltd.                                             994,092
 ....................................................................................................
                  56,000   Yamanouchi Pharmaceutical Co., Ltd.                           1,202,915
----------------------------------------------------------------------------------------------------
                                                                                        37,973,793
----------------------------------------------------------------------------------------------------
Malaysia (1.5%)
 ....................................................................................................
                 209,000   Berjaya Sports Toto Berhad                                      535,139
 ....................................................................................................
                 190,000   Carlsberg Brewery of Malaysia Berhad                            611,168
 ....................................................................................................
                 249,813   Malaysian Assurance Alliance Berhad,
                           Class A (NON)                                                   286,710
 ....................................................................................................
                 104,000   Malyasian Pacific Industries Berhad                             250,232
----------------------------------------------------------------------------------------------------
                                                                                         1,683,249
----------------------------------------------------------------------------------------------------
New Zealand (2.4%)
 ....................................................................................................
                 548,000   Telecom Corp. of New Zealand Ltd.                             2,653,964
----------------------------------------------------------------------------------------------------
Philippines (0.5%)
 ....................................................................................................
               1,800,000   International Container
                           Terminal Services, Inc.                                         225,000
 ....................................................................................................
                  16,500   Philippine Long Distance Telephone Co.                          363,000
----------------------------------------------------------------------------------------------------
                                                                                           588,000
----------------------------------------------------------------------------------------------------
Singapore (9.4%)
 ....................................................................................................
                 410,000   Clipsal Industries Ltd.                                         524,800
 ....................................................................................................
                 600,000   Courts Ltd.                                                     178,465
 ....................................................................................................
                 700,000   DBS Land Ltd.                                                 1,074,361
 ....................................................................................................
                 130,000   Development & Commercial Bank                                 1,113,623
 ....................................................................................................
                  15,000   Elec & Eltek International Co.                                   68,700
 ....................................................................................................
                 516,000   GP Batteries International Ltd.                               1,344,485
 ....................................................................................................
                 769,200   Overseas Union Bank Ltd.                                      2,951,422
 ....................................................................................................
                 270,000   United Overseas Bank Ltd. (NON)                               1,501,785
 ....................................................................................................
                 657,500   Venture Manufacturing Ltd.                                    1,838,340
----------------------------------------------------------------------------------------------------
                                                                                        10,595,981
----------------------------------------------------------------------------------------------------
South Korea (0.3%)
 ....................................................................................................
                  41,000   Korea Electric Power Corp.                                      379,764
----------------------------------------------------------------------------------------------------
United Kingdom (3.3%)
 ....................................................................................................
                 150,555   HSBC Holdings PLC                                             3,711,985
----------------------------------------------------------------------------------------------------
United States (3.2%)
 ....................................................................................................
                  71,750   AFLAC Inc.                                                    3,668,219
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $102,340,974)                                         $99,329,979
----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (2.4%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                  47,000   JF Philippine Fund, Inc. (Philippines)                      $   334,875
 ....................................................................................................
                 110,000   ROC Taiwan Fund                                                 893,750
 ....................................................................................................
                  86,600   Taiwan Fund, Inc. (Taiwan)                                    1,428,900
----------------------------------------------------------------------------------------------------
                           Total Investment Companies
                           (cost $4,030,921)                                           $ 2,657,525
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (9.1%) * (cost $10,258,852)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $10,257,000   Interest in $509,463,000 joint repurchase
                           agreement dated December 31, 1997
                           with SBC Warburg due January 2, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $10,260,704 for an effective yield
                           of 6.50%                                                   $ 10,258,852
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $116,630,747) ***                                    $112,246,356
----------------------------------------------------------------------------------------------------

The fund had the following industry group concentrations greater than 10% at December 31,
1997 (as a percentage of market value):
Insurance and Finance                      22.7%
Electronics and Electrical Equipment       14.4

Forward Currency Contracts to Sell at December 31, 1997
(aggregate face value $36,299,007)
----------------------------------------------------------------------------------------------------
                                Market          Aggregate           Delivery            Unrealized
                                 Value         Face Value               Date          Appreciation
 ....................................................................................................
Australian Dollars         $13,195,743        $14,001,687            1/29/98            $  805,944
Japanese Yen                21,721,778         22,297,320            6/12/98               575,542
----------------------------------------------------------------------------------------------------
                                                                                        $1,381,486
----------------------------------------------------------------------------------------------------

See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Diversified Income Fund

Portfolio of investments owned
December 31, 1997
CORPORATE BONDS AND NOTES (32.8%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Advertising (0.3%)
 ....................................................................................................
                $350,000   Lamar Advertising Co. sr. sub.
                           notes 9 5/8s, 2006                                             $374,500
 ....................................................................................................
                 720,000   Lamar Advertising Co. company
                           guaranty 8 5/8s, 2007                                           737,100
 ....................................................................................................
                 150,000   Outdoor Comunications Inc. sr. sub.
                           notes 9 1/4s, 2007                                              153,375
 ....................................................................................................
                 460,000   Universal Outdoor, Inc. sr. sub.
                           notes 9 3/4s, 2006                                              516,350
----------------------------------------------------------------------------------------------------
                                                                                         1,781,325
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.5%)
 ....................................................................................................
                 700,000   Alliant Techsystems, Inc. sr. sub.
                           notes 11 3/4s, 2003                                             766,500
 ....................................................................................................
               1,000,000   BE Aerospace sr. notes 9 3/4s, 2003                           1,050,000
 ....................................................................................................
                  75,000   BE Aerospace sr. sub. notes Ser. B,
                           9 7/8s, 2006                                                     79,125
 ....................................................................................................
                 255,000   K & F Industries, Inc.144A sr. sub.
                           notes 9 1/4s, 2007                                              261,375
 ....................................................................................................
                 400,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                         416,000
 ....................................................................................................
                 285,000   Tracor, Inc. sr. sub. notes 8 1/2s, 2007                        287,850
 ....................................................................................................
                 275,000   United Defense Industries Inc. 144A
                           sr. sub. notes 8 3/4s, 2007                                     276,719
----------------------------------------------------------------------------------------------------
                                                                                         3,137,569
----------------------------------------------------------------------------------------------------
Agriculture (0.3%)
 ....................................................................................................
               1,750,000   PMI Holdings Corp. sub. disc. deb.
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 9/1/00), 2005 (STP)                                 1,410,938
 ....................................................................................................
                 336,790   Premium Standard Farms, Inc.
                           sr. secd. notes 11s, 2003 (PIK)                                 370,469
----------------------------------------------------------------------------------------------------
                                                                                         1,781,407
----------------------------------------------------------------------------------------------------
Airlines (0.1%)
 ....................................................................................................
                 315,000   Trans World Airlines 144A sr. notes
                           11 1/2s, 2004                                                   316,575
----------------------------------------------------------------------------------------------------
Apparel (0.2%)
 ....................................................................................................
                 135,000   GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                  139,050
 ....................................................................................................
                 580,000   Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                    614,075
 ....................................................................................................
                 265,000   William Carter Co. 144A sr. sub.
                           notes 12s, 2008                                                 283,550
----------------------------------------------------------------------------------------------------
                                                                                         1,036,675
----------------------------------------------------------------------------------------------------
Automotive Parts (0.3%)
 ....................................................................................................
                 540,000   Cambridge Industries Inc. 144A sr. sub.
                           notes 10 1/4s, 2007                                             561,600
 ....................................................................................................
                 210,000   Delco Remy International, Inc. 144A
                           sr. notes 8 5/8s, 2007                                          212,887
 ....................................................................................................
                 225,000   Hayes Wheels International, Inc.
                           company guaranty Ser. B, 9 1/8s, 2007                           232,594
 ....................................................................................................
                 590,000   Lear Corp. sub. notes 9 1/2s, 2006                              649,000
----------------------------------------------------------------------------------------------------
                                                                                         1,656,081
----------------------------------------------------------------------------------------------------
Banks (1.0%)
 ....................................................................................................
                 695,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2005                                                    715,850
 ....................................................................................................
                 290,000   Delta Financial Corp. sr. notes 9 1/2s, 2004                    287,825
 ....................................................................................................
                 460,000   Dime Capital Trust I bank guaranty
                           Ser. A, 9.33s, 2027                                             520,334
 ....................................................................................................
                 410,000   Espirto Santo Centrais 144A sr. notes
                           10s, 2007 (Luxembourg)                                          393,600
 ....................................................................................................
                 250,000   First Nationwide Holdings sr. sub. notes
                           10 5/8s, 2003                                                   279,375
 ....................................................................................................
                 600,000   Greenpoint Capital Trust I
                           company guaranty 9.1s, 2027                                     668,568
 ....................................................................................................
                 500,000   Korea Development Bank bonds
                           7 1/8s, 2001 (Korea)                                            424,000
 ....................................................................................................
                 250,000   North Fork Capital Trust I
                           company guaranty 8.7s, 2026                                     272,578
 ....................................................................................................
                 260,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                       287,950
 ....................................................................................................
                 155,000   Ocwen Financial Corp. notes
                           11 7/8s, 2003                                                   173,988
 ....................................................................................................
                 140,000   Onbank & Trust Co. company guaranty
                           9 1/4s, 2027                                                    160,475
 ....................................................................................................
                 300,000   Peoples Heritage Capital Trust
                           company guaranty Ser. B, 9.06s, 2027                            330,321
 ....................................................................................................
                 610,000   Polytama International notes 11 1/4s, 2007                      457,500
 ....................................................................................................
                 270,000   Provident Capital Trust company guaranty
                           8.6s, 2026                                                      285,852
 ....................................................................................................
                 160,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                    169,774
 ....................................................................................................
                 245,000   Sovereign Capital Trust company guaranty
                           9s, 2027                                                        266,190
 ....................................................................................................
                 220,000   Webster Capital Trust I 144A bonds
                           9.36s, 2027                                                     249,704
----------------------------------------------------------------------------------------------------
                                                                                         5,943,884
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.4%)
 ....................................................................................................
                 260,000   Intertek Finance PLC 144A sr. sub.
                           notes 10 1/4s, 2006                                             273,000
 ....................................................................................................
                 240,000   Koppers Industries, Inc. 144A sr. sub.
                           notes 9 7/8s, 2007                                              247,200
 ....................................................................................................
                 115,000   Roller Bearing Co. 144A sr. sub.
                           notes 9 5/8s, 2007                                              115,863
 ....................................................................................................
               1,333,000   Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                   1,506,290
----------------------------------------------------------------------------------------------------
                                                                                         2,142,353
----------------------------------------------------------------------------------------------------
Broadcasting (2.1%)
 ....................................................................................................
                 420,000   Acme Television/Finance 144A sr. disc.
                           notes stepped-coupon zero %
                           (10 7/8s, 9/30/00), 2004 (STP)                                  309,225
 ....................................................................................................
               1,000,000   Affinity Group Holdings sr. sub.
                           notes 11 1/2s, 2003                                           1,073,750
 ....................................................................................................
                 440,000   Affinity Group Holdings sr. notes
                           11s, 2007                                                       468,600
 ....................................................................................................
                 700,000   Argyle Television Corp. sr. sub.
                           notes 9 3/4s, 2005                                              784,000
 ....................................................................................................
                 750,000   Australias Holdngs PTY Ltd. sr. disc,
                           notes stepped-coupon zero %
                           (15s, 11/01/00), 2002 (Australia) (STP)                         401,250
 ....................................................................................................
                 200,000   Azteca Holdings 144A sr. notes 11s, 2002                        206,000
 ....................................................................................................
               1,500,000   Benedek Communications Corp. sr. disc.
                           notes stepped-coupon zero %
                           (13 1/4s, 5/15/01), 2006 (STP)                                1,125,000
 ....................................................................................................
                 820,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero %
                           (12 3/4s, 2/1/02), 2009 (STP)                                   582,200
 ....................................................................................................
                 355,000   Capstar Broadcasting sr. sub.
                           notes 9 1/4s, 2007                                              356,775
 ....................................................................................................
                 190,000   Central European Media Enterprises Ltd.
                           sr. notes 9 3/8s, 2004 (Bermuda)                                188,100
 ....................................................................................................
                 320,000   Citadel Broadcasting Co. 144A sr. notes
                           10 1/4s, 2007                                                   346,400
 ....................................................................................................
                  28,290   Citadel Broadcasting Co. 144A sr.  sub
                           notes 10 1/4s, 2007                                              30,624
 ....................................................................................................
                 825,000   Commodore Media, Inc. sr. sub. notes
                           stepped-coupon zero %,
                           (7 1/2s, 5/1/98), 2003 (STP)                                    924,000
 ....................................................................................................
               1,130,000   Fox/Liberty Networks LLC 144A
                           sr. notes 8 7/8s, 2007                                        1,127,175
 ....................................................................................................
                 500,000   Granite Broadcasting Corp. sr. sub.
                           notes 9 3/8s, 2005                                              506,250
 ....................................................................................................
               1,250,000   Heritage Media Services Corp. sr. sub.
                           notes 8 3/4s, 2006                                            1,329,688
 ....................................................................................................
               1,000,000   Pegasus Media & Communications notes
                           Ser. B, 12 1/2s, 2005                                         1,140,000
 ....................................................................................................
                 110,000   Pegasus Communications Corp. 144A
                           sr. notes 9 5/8s, 2005                                          112,200
 ....................................................................................................
               1,227,000   Petracom Holdings, Inc. notes
                           17 1/2s, 2003                                                 1,177,920
 ....................................................................................................
                 445,000   Radio One Inc. company guaranty
                           stepped-coupon Ser. B, 7s,
                           (12s, 5/15/00), 2004 (STP)                                      440,550
 ....................................................................................................
                 145,000   TV Azteca S.A. de C.V. sr. notes
                           10 1/2s, 2007 (Mexico)                                          149,350
----------------------------------------------------------------------------------------------------
                                                                                        12,779,057
----------------------------------------------------------------------------------------------------
Building Products (0.2%)
 ....................................................................................................
                 170,000   Atrium Companies Inc. sub. notes
                           10 1/2s, 2006                                                   178,500
 ....................................................................................................
                 500,000   Cemex S.A. 144A bonds
                           12 3/4s, 2006 (Mexico)                                          598,750
 ....................................................................................................
                 400,000   Waxman Industries Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (12 3/4s, 6/1/99), 2004 (STP)                                   354,000
----------------------------------------------------------------------------------------------------
                                                                                         1,131,250
----------------------------------------------------------------------------------------------------
Building and Construction (0.2%)
 ....................................................................................................
                 240,000   American Architectural Products Corp.
                           144A sr. notes 11 3/4s, 2007                                    242,400
 ....................................................................................................
                 135,000   Cia Latino Americana 144A
                           company guaranty 11 1/8s,
                           2004 (Argentina)                                                136,350
 ....................................................................................................
                 600,000   GS Superhighway Holdings 144A
                           sr. notes 10 1/4s, 2007 (China)                                 583,500
 ....................................................................................................
                 310,000   Presley Cos. sr. notes 12 1/2s, 2001                            297,600
----------------------------------------------------------------------------------------------------
                                                                                         1,259,850
----------------------------------------------------------------------------------------------------
Buses (0.2%)
 ....................................................................................................
               1,475,000   Consorcio/MCII Holdings sec. notes
                           stepped-coupon zero %
                           (12s, 11/15/98), 2002 (STP)                                   1,349,625
----------------------------------------------------------------------------------------------------
Business Equipment (0.2%)
 ....................................................................................................
               1,035,000   Axiohm Transactions Solutions 144A
                           sr. sub. notes 9 3/4s, 2007                                   1,050,525
----------------------------------------------------------------------------------------------------
Business Services (0.2%)
 ....................................................................................................
                 250,000   Corporate Express, Inc. sr. sub. notes
                           Ser. B, 9 1/8s, 2004                                            257,500
 ....................................................................................................
                 490,000   Iron Mountain, Inc. 144A sr. sub.
                           notes 8 3/4s, 2009                                              502,250
 ....................................................................................................
                 175,000   Outsourcing Solutions, Inc. sr. sub.
                           notes Ser. B, 11s, 2006                                         193,375
----------------------------------------------------------------------------------------------------
                                                                                           953,125
----------------------------------------------------------------------------------------------------
Cable Television (2.2%)
 ....................................................................................................
               1,321,063   Adelphia Communications Corp.
                           sr. notes 9 1/2s, 2004 (PIK)                                  1,354,090
 ....................................................................................................
               1,110,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 9 7/8s, 2007                                1,168,275
 ....................................................................................................
                 300,000   Comcast Corp. sr. sub. 9 1/8s, 2006                             324,000
 ....................................................................................................
               1,000,000   Comcast UK Cable, Ltd. deb.
                           stepped-coupon zero %
                           (11.2s, 11/15/00), 2007 (Bermuda) (STP)                         812,500
 ....................................................................................................
               1,100,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (11 3/4s, 12/15/00), 2005
                           (United Kingdom) (STP)                                          855,250
 ....................................................................................................
               1,580,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 2/15/02), 2007
                           (United Kingdom) (STP)                                        1,094,150
 ....................................................................................................
               1,055,000   Falcon Holdings Group, Inc. sr. sub.
                           notes 11s, 2003 (PIK)                                         1,136,763
 ....................................................................................................
               1,070,000   Fox Kids Worldwide Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (10 1/4s, 11/1/02), 2007 (STP)                                  633,975
 ....................................................................................................
               1,375,000   Fox Kids Worldwide Inc. 144A sr. notes
                           9 1/4s, 2007                                                  1,333,750
 ....................................................................................................
                 185,000   FrontierVision Operating Partners LP
                           sr. sub. notes 11s, 2006                                        205,350
 ....................................................................................................
               1,000,000   FrontierVision Holdings LP sr. disc. notes
                           stepped-coupon zero %
                           (11 7/8s, 9/15/01), 2007 (STP)                                  740,000
 ....................................................................................................
                 100,000   Heartland Wireless Communications, Inc.
                           sr. notes 13s, 2003                                              36,000
 ....................................................................................................
                 555,000   Heartland Wireless Communications, Inc.
                           sr. notes Ser. B, 14s, 2004                                     210,900
 ....................................................................................................
               1,750,000   Jones Intercable, Inc. sr. sub. deb.
                           10 1/2s, 2008                                                 1,898,750
 ....................................................................................................
                 500,000   Marcus Cable Co. (L.P.) sr. disc. notes
                           stepped-coupon zero %
                           (14 1/4s, 6/15/00), 2005 (STP)                                  432,500
 ....................................................................................................
                 760,000   Marcus Cable Co. (L.P.) sr. sub. disc.
                           notes stepped-coupon zero %
                           (13 1/2s, 8/1/99), 2004 (STP)                                   703,000
 ....................................................................................................
               1,390,000   UIH Australia/Pacific, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (14s, 5/15/01), 2006 (STP)                                      959,100
 ....................................................................................................
                 525,000   Wireless One, Inc. sr. notes 13s, 2003                          162,750
----------------------------------------------------------------------------------------------------
                                                                                        14,061,103
----------------------------------------------------------------------------------------------------
Cellular Communications (1.5%)
 ....................................................................................................
                 100,000   Call-Net Enterprises sr. disc. notes
                           stepped-coupon zero %
                           (13 1/4s, 12/1/99), 2004 (STP)                                   90,125
 ....................................................................................................
               1,030,000   Cencall Communications Corp. sr. disc.
                           notes stepped-coupon zero %
                           (10 1/8s, 1/15/99), 2004 (STP)                                  927,000
 ....................................................................................................
                 300,000   Comcast Cellular Holdings sr. notes
                           Ser. B, 9 1/2s, 2007                                            312,000
 ....................................................................................................
               1,100,000   Comunicacion Cellular bonds
                           stepped-coupon zero %
                           (13 1/8s, 11/15/00), 2003 (Colombia) (STP)                      833,250
 ....................................................................................................
                 430,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                   454,725
 ....................................................................................................
                 650,000   Interact Systems, Inc. 144A units
                           stepped-coupon zero % (14s, 8/1/99),
                           2003 (STP)                                                      247,000
 ....................................................................................................
               1,190,000   Intercel, Inc. sr. disc. notes stepped-coupon
                           zero % (12s, 5/1/01), 2006 (STP)                                868,700
 ....................................................................................................
               1,100,000   International Wireless Communications, Inc.
                           sr. disc. notes zero %, 2001                                    550,000
 ....................................................................................................
               1,660,000   McCaw International Ltd sr. discount
                           notes stepped coupon zero %
                           (13s, 4/15/02), 2007 (STP)                                      962,800
 ....................................................................................................
               1,000,000   Millicom International Cellular S.A. sr. disc.
                           notes stepped-coupon zero %
                           (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                      735,000
 ....................................................................................................
               3,115,000   NEXTEL Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10.65s, 9/15/02), 2007 (STP)                                 1,970,237
 ....................................................................................................
                 245,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                         260,619
 ....................................................................................................
                 855,000   Omnipoint Corp. sr. notes Ser. A,
                           11 5/8s, 2006                                                   909,506
 ....................................................................................................
                 510,000   Powertel, Inc. sr. notes 11 1/8s, 2007                          555,900
----------------------------------------------------------------------------------------------------
                                                                                         9,676,862
----------------------------------------------------------------------------------------------------
Chemicals (0.9%)
 ....................................................................................................
               1,150,000   Acetex Corp. sr. notes 9 3/4s, 2003
                           (Canada)                                                      1,184,500
 ....................................................................................................
               1,700,000   Harris Chemical N.A. Corp. sr. sub. notes
                           10 3/4s, 2003                                                 1,819,000
 ....................................................................................................
                 530,000   Huntsman Corp. 144A sr. sub. notes
                           9 1/2s, 2007                                                    556,500
 ....................................................................................................
                 550,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 9.094s, 2007                                                567,875
 ....................................................................................................
                 250,000   Pharmaceutical Fine Chemicals 144A
                           sr. sub. notes 9 3/4s, 2007 (Switzerland)                       253,750
 ....................................................................................................
                 400,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                          402,000
 ....................................................................................................
                 420,000   Sovereign Specialty Chemical 144A
                           sr. sub. notes 9 1/2s, 2007                                     431,550
 ....................................................................................................
                 235,000   Sterling Chemicals Holdings sr. disc.
                           notes stepped-coupon zero %
                           (13 1/2s, 8/15/01), 2008 (STP)                                  143,350
 ....................................................................................................
                 345,000   Trikem S.A. 144A bonds 10 5/8s, 2007
                           (Brazil)                                                        310,500
----------------------------------------------------------------------------------------------------
                                                                                         5,669,025
----------------------------------------------------------------------------------------------------
Computer Services (0.3%)
 ....................................................................................................
                 190,000   DecisionOne Corp. sr. sub. notes
                           9 3/4s, 2007                                                    194,750
 ....................................................................................................
                 660,000   Unisys Corp. sr. notes 11 3/4s, 2004                            755,700
 ....................................................................................................
               1,000,000   Unisys Corp. deb. 9 3/4s, 2016                                1,002,500
----------------------------------------------------------------------------------------------------
                                                                                         1,952,950
----------------------------------------------------------------------------------------------------
Computer Software (0.1%)
 ....................................................................................................
                 350,000   Computervision Corp. sr. sub. notes
                           11 3/8s, 1999                                                   352,625
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.2%)
 ....................................................................................................
                 335,000   Foamex, L.P. company guaranty
                           9 7/8s, 2007                                                    343,375
 ....................................................................................................
                  80,000   Hedstrom Holdings, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                        48,000
 ....................................................................................................
                 485,000   Icon Fitness Corp. 144A sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (14s, 11/15/01), 2006 (STP)                                     274,025
 ....................................................................................................
                 280,000   Remington Products Co. sr. sub. notes
                           Ser. B, 11s, 2006                                               235,200
 ....................................................................................................
                 220,000   Sealy Mattress Co. 144A sr. sub. notes
                           9 7/8s, 2007                                                    225,500
----------------------------------------------------------------------------------------------------
                                                                                         1,126,100
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.1%)
 ....................................................................................................
                 125,000   Amscan Holdings, Inc. 144A sr. sub.
                           notes 9 7/8s, 2007                                              127,813
 ....................................................................................................
                 405,000   Viasystems Inc. sr. sub notes 9 3/4s, 2007                      418,163
----------------------------------------------------------------------------------------------------
                                                                                           545,976
----------------------------------------------------------------------------------------------------
Consumer Services (0.3%)
 ....................................................................................................
               1,300,000   Coinmach Corp. sr. notes Ser. B,
                           11 3/4s, 2005                                                 1,439,750
 ....................................................................................................
                 320,000   Coinmach Corp. 144A sr. notes
                           11 3/4s, 2005                                                   355,200
----------------------------------------------------------------------------------------------------
                                                                                         1,794,950
----------------------------------------------------------------------------------------------------
Cosmetics (0.3%)
 ....................................................................................................
                 490,000   Carson, Inc. 144A sr. sub. notes
                           10 3/8s, 2007                                                   490,000
 ....................................................................................................
                  50,000   Coty Inc. Gtd. sr. sub. notes 10 1/4s, 2005                      53,125
 ....................................................................................................
                 150,000   French Fragrances, Inc. sr. notes Ser. B,
                           10 3/8s, 2007                                                   157,500
 ....................................................................................................
               1,795,000   Revlon Worldwide Corp. sr. disc. notes
                           Ser. B, zero %, 2001                                          1,252,013
----------------------------------------------------------------------------------------------------
                                                                                         1,952,638
----------------------------------------------------------------------------------------------------
Electric Utilities (1.2%)
 ....................................................................................................
                 425,000   AES Corp. sr. sub. notes 8 3/8s, 2007                           423,938
 ....................................................................................................
                 850,000   Calpine Corp. sr. notes 10 1/2s, 2006                           930,750
 ....................................................................................................
                 500,000   Calpine Corp. sr. notes 9 1/4s, 2004                            512,500
 ....................................................................................................
                 380,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                         390,693
 ....................................................................................................
                 599,000   First PV Funding deb. 10.15s, 2016                              648,400
 ....................................................................................................
                 500,000   Midland Funding Corp. deb. Ser. B,
                           13 1/4s, 2006                                                   642,415
 ....................................................................................................
               2,115,000   Midland Funding Corp. deb. Ser. A,
                           11 3/4s, 2005                                                 2,540,855
 ....................................................................................................
               1,066,024   Northeast Utilities System notes Ser. A,
                           8.58s, 2006                                                   1,060,982
 ....................................................................................................
                 122,667   Northeast Utilities System notes Ser. B,
                           8.38s, 2005                                                     123,223
----------------------------------------------------------------------------------------------------
                                                                                         7,273,756
----------------------------------------------------------------------------------------------------
Electronic Components (0.1%)
 ....................................................................................................
                 320,000   DII Group, Inc. 144A sr. sub. notes
                           8 1/2s, 2007                                                    314,400
 ....................................................................................................
                 195,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                   202,313
----------------------------------------------------------------------------------------------------
                                                                                           516,713
----------------------------------------------------------------------------------------------------
Electronics (0.6%)
 ....................................................................................................
                 220,000   Argo-Tech Corp. 144A sr. sub. notes
                           8 5/8s, 2007                                                    220,000
 ....................................................................................................
                 195,000   Celestica International Ltd. 144A sr. sub.
                           notes 10 1/2s, 2006 (Canada)                                    205,725
 ....................................................................................................
                 218,907   Cirent Semiconductor sr. sub.
                           notes 10.22s, 2002                                              223,559
 ....................................................................................................
                 232,320   Cirent Semiconductor 144A sr. sub.
                           notes 10.14s, 2004                                              237,837
 ....................................................................................................
                 280,000   Details, Inc. 144A sr. sub. notes 10s, 2005                     287,700
 ....................................................................................................
                 360,000   Flextronics International Ltd. 144A
                           sr. sub. notes 8 3/4s, 2007                                     359,100
 ....................................................................................................
               2,025,000   International Semi-Tech. Corp. sr. secd.
                           disc. notes stepped-coupon zero %
                           (11 1/2s, 8/15/00), 2003 (Canada) (STP)                         729,000
 ....................................................................................................
                 500,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                     550,000
 ....................................................................................................
                 300,000   Motors and Gears, Inc. 144A sr. notes
                           10 3/4s, 2006                                                   318,750
 ....................................................................................................
                 330,000   Motors and Gears, Inc. sr. notes Ser. B,
                           10 3/4s, 2006                                                   349,800
 ....................................................................................................
                 160,000   Therma-Wave Inc. sr. notes Ser. B,
                           10 5/8s, 2004                                                   171,200
 ....................................................................................................
                 115,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                   118,450
----------------------------------------------------------------------------------------------------
                                                                                         3,771,121
----------------------------------------------------------------------------------------------------
Energy-Related (0.2%)
 ....................................................................................................
               1,175,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004                                        1,081,000
----------------------------------------------------------------------------------------------------
 ....................................................................................................
Environmental Control (0.1%)
 ....................................................................................................
                 350,000   Allied Waste Industries, Inc.
                           company guaranty 10 1/4s, 2006                                  384,125
 ....................................................................................................
                 675,000   Allied Waste Industries, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (11.3s, 6/1/07), 2007 (STP)                                     469,125
----------------------------------------------------------------------------------------------------
                                                                                           853,250
----------------------------------------------------------------------------------------------------
Finance (0.1%)
 ....................................................................................................
                 350,000   Investors Capital Trust I
                           company guaranty Ser. B, 9.77s, 2027                            381,938
----------------------------------------------------------------------------------------------------
Financial Services (1.0%)
 ....................................................................................................
                 415,000   Aames Financial Corp. sr. notes
                           9 1/8s, 2003                                                    402,550
 ....................................................................................................
               1,000,000   Colombia Holdings sr. notes 10s, 1999                         1,010,000
 ....................................................................................................
                 165,000   Colonial Capital I 144A
                           company guaranty 8.92s, 2027                                    177,091
 ....................................................................................................
                 250,000   Dine S.A. de C.V. 144A company
                           guaranty 8 3/4s, 2007 (Luxembourg)                              237,500
 ....................................................................................................
                 245,000   Dollar Financial Group Inc. sr. notes
                           Ser. A, 10 7/8s, 2006                                           264,600
 ....................................................................................................
               3,615,000   Fannie Mae med. term notes Ser. E
                           6 3/8s, 2007                                                  2,372,192
 ....................................................................................................
                 350,000   First Federal Financial Corp. notes
                           11 3/4s, 2004                                                   378,000
 ....................................................................................................
                 300,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                  298,500
 ....................................................................................................
                 185,000   Imperial Credit Industries, Inc. sr. notes
                           9 7/8s, 2007                                                    181,300
 ....................................................................................................
                 180,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007 (Poland)                                 172,800
 ....................................................................................................
                 100,000   Netia Holdings B.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 1/4s, 11/1/02), 2007 (Poland) (STP)                          57,000
 ....................................................................................................
                 160,000   Ocwen Capital Trust I company guaranty
                           10 7/8s, 2027                                                   174,400
 ....................................................................................................
                 200,000   Resource America Inc. 144A bonds
                           12s, 2004                                                       204,000
----------------------------------------------------------------------------------------------------
                                                                                         5,929,933
----------------------------------------------------------------------------------------------------
Food Chains (0.3%)
 ....................................................................................................
                 470,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                   488,800
 ....................................................................................................
                 480,000   Ameriserve Food Co. company guaranty
                           8 7/8s, 2006                                                    482,400
 ....................................................................................................
                 300,000   Nebco Evans Holding Co. sr. disc.
                           notes stepped-coupon zero %
                           (12 3/8s, 7/15/02), 2007 (STP)                                  195,000
 ....................................................................................................
                 850,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                       697,000
----------------------------------------------------------------------------------------------------
                                                                                         1,863,200
----------------------------------------------------------------------------------------------------
Food and Beverages (0.3%)
 ....................................................................................................
                 100,000   Aurora Foods, Inc. sr. sub. notes Ser. B,
                           9 7/8s, 2007                                                    105,500
 ....................................................................................................
                 425,000   Canandaigua Wine Co. sr. sub. notes
                           Ser. C, 8 3/4s, 2003                                            429,250
 ....................................................................................................
                 500,000   Chiquita Brands sr. notes 9 5/8s, 2004                          527,500
 ....................................................................................................
                 125,000   Del Monte Corp. sr. sub. notes Ser. B,
                           12 1/4s, 2007                                                   140,938
 ....................................................................................................
                 230,000   Southern Foods Group 144A sr. sub.
                           notes 9 7/8s, 2007                                              240,350
 ....................................................................................................
                  80,000   Windy Hill Pet Food Co. sr. sub. notes
                           9 3/4s, 2007                                                     83,200
----------------------------------------------------------------------------------------------------
                                                                                         1,526,738
----------------------------------------------------------------------------------------------------
Gaming (1.4%)
 ....................................................................................................
                 485,000   Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                       506,825
 ....................................................................................................
                 175,000   Casino America, Inc. sr. notes 12 1/2s, 2003                    189,875
 ....................................................................................................
                 200,000   Casino Magic Finance Corp. 1st mtge.
                           11 1/2s, 2001                                                   191,000
 ....................................................................................................
               1,000,000   Coast Hotels & Casinos, Inc.
                           company guaranty Ser. B, 13s, 2002                            1,130,000
 ....................................................................................................
                 793,000   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003 (PIK)                                       840,580
 ....................................................................................................
                 257,178   Elsinore Corp. 144A exch. 1st mortgage
                           11 1/2s, 2000                                                   246,891
 ....................................................................................................
                 810,000   Fitzgeralds Gaming Corp. 144A
                           company guaranty 12 1/4s, 2004                                  810,000
 ....................................................................................................
                 500,000   Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                     540,000
 ....................................................................................................
                 591,000   Grate Bay Property Funding Corp.
                           1st mtge. 10 7/8s, 2004                                         496,440
 ....................................................................................................
                 250,000   Isle of Capri Black Hawk LLC 144A
                           1st mortgage 13s, 2004                                          252,500
 ....................................................................................................
               1,150,000   Lady Luck Gaming Corp. 1st mtge.
                           11 7/8s, 2001                                                 1,167,250
 ....................................................................................................
                 497,000   Louisiana Casino Cruises Corp.
                           1st mtge. 11 1/2s, 1998                                         501,970
 ....................................................................................................
                 160,000   Penn National Gaming, Inc. 144A
                           sr. notes 10 5/8s, 2004                                         166,400
 ....................................................................................................
                 700,000   PRT Funding Corp. sr. notes 11 5/8s, 2004                       546,000
 ....................................................................................................
               1,500,000   Trump A.C. 1st mtge. company guaranty
                           11 1/4s, 2006                                                 1,481,250
 ....................................................................................................
                 108,000   Trump Castle Funding Corp. notes
                           11 1/2s, 2000                                                   109,080
----------------------------------------------------------------------------------------------------
                                                                                         9,176,061
----------------------------------------------------------------------------------------------------
Health Care (0.8%)
 ....................................................................................................
                 505,000   Genesis Eldercare 144A sr. sub.
                           notes 9s, 2007                                                  495,531
 ....................................................................................................
                 350,000   Integrated Health Services, Inc. 144A
                           sr. sub. notes 9 1/2s, 2007                                     360,500
 ....................................................................................................
                 830,000   Integrated Health Services, Inc. 144A
                           sr. sub. notes 9 1/4s, 2008                                     846,600
 ....................................................................................................
                 800,000   Merit Behavioral Care sr. sub. notes
                           11 1/2s, 2005                                                   924,000
 ....................................................................................................
               1,120,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                     1,142,400
 ....................................................................................................
                 605,000   Sun Healthcare Group Inc. 144A sr. sub.
                           notes 9 1/2s, 2007                                              623,150
 ....................................................................................................
                 290,000   Tenet Healthcare Corp. sr. notes 8s, 2005                       295,075
----------------------------------------------------------------------------------------------------
                                                                                         4,687,256
----------------------------------------------------------------------------------------------------
Health Care Services (0.2%)
 ....................................................................................................
               1,275,000   Paragon Health Networks, Inc. 144A
                           sr. sub. notes 9 1/2s, 2007                                   1,278,188
----------------------------------------------------------------------------------------------------
Insurance (0.2%)
 ....................................................................................................
               1,000,000   Reliance Group Holdings, Inc. sr. sub.
                           deb. 9 3/4s, 2003                                             1,061,650
----------------------------------------------------------------------------------------------------
Leisure (0.1%)
 ....................................................................................................
               1,000,000   IHF Holdings, Inc. sr. disc. notes Ser. B,
                           zero % (15s, 11/15/99), 2004 (STP)                              870,000
----------------------------------------------------------------------------------------------------
Lodging (0.5%)
 ....................................................................................................
               1,900,000   Host Marriott Travel Plaza sr. notes
                           Ser. B, 9 1/2s, 2005                                          2,023,500
 ....................................................................................................
                 600,000   John Q Hammons Hotels, Inc. 1st mtge.
                           8 7/8s, 2004                                                    613,500
 ....................................................................................................
                 490,000   Prime Hospitality Corp. sub. notes
                           9 3/4s, 2007                                                    524,300
----------------------------------------------------------------------------------------------------
                                                                                         3,161,300
----------------------------------------------------------------------------------------------------
Media (-%)
 ....................................................................................................
                   3,896   Australis Media, Ltd. sr. disc. notes
                           stepped-coupon zero %,
                           (15 3/4s 5/15/00), 2003 (Australia) (STP)                         1,480
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.5%)
 ....................................................................................................
                 480,000   ALARIS Medical Inc. company guaranty
                           9 3/4s, 2006                                                    505,200
 ....................................................................................................
                 500,000   Dade International, Inc. sr. sub. notes
                           Ser. B, 11 1/8s, 2006                                           556,250
 ....................................................................................................
                 500,000   Graphic Controls Corp. sr. sub. notes
                           Ser. A, 12s, 2005                                               557,500
 ....................................................................................................
                 600,000   Imagyn Medical Technologies
                           company guaranty 12 1/2s, 2004                                  568,500
 ....................................................................................................
                 250,000   Kinetic Concepts, Inc. 144A sr. sub.
                           notes 9 5/8s, 2007                                              255,000
 ....................................................................................................
                 545,000   Wright Medical Technology, Inc. 144A
                           notes Ser. C, 11 3/4s, 2000                                     550,450
----------------------------------------------------------------------------------------------------
                                                                                         2,992,900
----------------------------------------------------------------------------------------------------
Metals and Mining (0.3%)
 ....................................................................................................
                 140,000   Acindar Industria Argentina de Aceros
                           S.A. bonds 11 1/4s, 2004 (Argentina)                            137,900
 ....................................................................................................
                 345,000   Anker Coal Group, Inc. 144A sr. notes
                           9 3/4s, 2007                                                    348,450
 ....................................................................................................
                 240,000   Armco, Inc. sr. notes 9s, 2007                                  235,200
 ....................................................................................................
                 170,000   Bucyrus International, Inc.
                           company guaranty 9 3/4s, 2007                                   170,850
 ....................................................................................................
                 325,000   Continental Global Group sr. notes
                           Ser. B, 11s, 2007                                               346,125
 ....................................................................................................
                 300,000   Murrin Holdings 144A sr. notes
                           9 3/8s, 2007 (Australia)                                        295,500
 ....................................................................................................
                 300,000   NL Industries, Inc. sr. notes 11 3/4s, 2003                     331,500
----------------------------------------------------------------------------------------------------
                                                                                         1,865,525
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.2%)
 ....................................................................................................
                 545,000   AMC Entertainment, Inc. sr. sub.
                           notes 9 1/2s, 2009                                              558,625
 ....................................................................................................
                 515,000   Cinemark USA, Inc. sr. sub.
                           notes 9 5/8s, 2008                                              531,738
----------------------------------------------------------------------------------------------------
                                                                                         1,090,363
----------------------------------------------------------------------------------------------------
Office Equipment (-%)
 ....................................................................................................
                 266,000   United Stationer Supply, Inc. sr. sub.
                           notes 12 3/4s, 2005                                             302,575
----------------------------------------------------------------------------------------------------
Oil and Gas (2.0%)
 ....................................................................................................
                 250,000   Abraxas Petroleum Corp. 144A sr. notes
                           Ser. B, 11 1/2s, 2004                                           273,750
 ....................................................................................................
                  70,000   Benton Oil & Gas Co. 144A sr. notes
                           9 3/8s, 2007                                                     71,750
 ....................................................................................................
                  50,000   Chesapeake Energy Corp. sr. notes
                           10 1/2s, 2002                                                    53,500
 ....................................................................................................
                 320,000   Coho Energy, Inc. sr. sub. notes
                           8 7/8s, 2007                                                    320,000
 ....................................................................................................
                 140,000   Dailey Petroleum Services Corp. 144A
                           company guaranty 9 3/4s, 2007                                   145,950
 ....................................................................................................
                 245,000   DI Industries Inc. sr. notes 8 7/8s, 2007                       253,575
 ....................................................................................................
                 150,000   Newpark Resources, Inc. 144A sr. sub.
                           notes 8 5/8s, 2007                                              152,250
 ....................................................................................................
                 360,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 7/8s, 2007                                            382,500
 ....................................................................................................
                 215,000   Panaco, Inc. 144A sr. notes 10 5/8s, 2004                       216,075
 ....................................................................................................
                 265,000   Parker Drilling Corp. sr. notes Ser. B,
                           9 3/4s, 2006                                                    284,213
 ....................................................................................................
                 580,000   Pogo Producing Co. sr. sub. notes Ser. B,
                           8 3/4s, 2007                                                    594,500
 ....................................................................................................
                 240,000   Pride Petroleum Services, Inc. sr. notes
                           9 3/8s, 2007                                                    258,000
 ....................................................................................................
                 205,000   Southwest Royalties, Inc. 144A
                           company guaranty 10 1/2s, 2004                                  202,950
 ....................................................................................................
               6,500,000   Transamerican Energy 144A sr. disc.
                           notes stepped-coupon zero %
                           (13s 6/15/2000), 2002 (STP)                                   5,248,750
 ....................................................................................................
               1,785,000   Transamerican Energy 144A sr. notes
                           11 1/2s, 2002                                                 1,793,925
 ....................................................................................................
                 745,000   TransTexas Gas Corp. sr. sub. notes
                           Ser. D, 13 3/4s, 2001                                           834,400
 ....................................................................................................
                 500,000   Trico Marine Services, Inc.
                           company guaranty Ser. B, 8 1/2s, 2005                           502,500
 ....................................................................................................
                 160,000   Wiser Oil Co. company guaranty
                           9 1/2s, 2007                                                    158,800
 ....................................................................................................
                 200,000   XCL Ltd. 144A company guaranty
                           13 1/2s, 2004                                                   218,000
----------------------------------------------------------------------------------------------------
                                                                                        11,965,388
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.4%)
 ....................................................................................................
                 210,000   AEP Industries, Inc. 144A sr. sub.
                           notes 9 7/8s, 2007                                              215,775
 ....................................................................................................
                 390,000   Huntsman Packaging Corp. 144A sr. sub.
                           notes 9 1/8s, 2007                                              403,650
 ....................................................................................................
                 420,000   Innova S De R.L. sr. notes 12 7/8s, 2007
                           (Mexico)                                                        420,000
 ....................................................................................................
                 280,000   Radnor Holdings Corp. 144A sr. notes
                           Ser. B, 10s, 2003                                               290,500
 ....................................................................................................
                 160,000   Radnor Holdings Inc. sr. notes 10s, 2003                        166,400
 ....................................................................................................
                 450,000   Riverwood International Corp.
                           company guaranty 10 5/8s, 2007                                  454,500
 ....................................................................................................
                 500,000   Riverwood International Corp.
                           company guaranty 10 7/8s, 2008                                  472,500
----------------------------------------------------------------------------------------------------
                                                                                         2,423,325
----------------------------------------------------------------------------------------------------
Paging (0.7%)
 ....................................................................................................
               1,400,000   Arch Communications Group sr. disc.
                           notes stepped-coupon zero %
                           (10 7/8s, 3/15/01), 2008                                        861,000
 ....................................................................................................
               1,250,000   Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                  1,265,625
 ....................................................................................................
                 740,000   Mobile Telecommunications Tech.
                           sr. notes 13 1/2s, 2002                                         858,400
 ....................................................................................................
                 805,000   Paging Network, Inc. sr. sub.
                           notes 10s, 2008                                                 837,200
 ....................................................................................................
                 215,000   Paging Network Do Brasil sr. notes
                           13 1/2s, 2005 (Brazil)                                          195,650
----------------------------------------------------------------------------------------------------
                                                                                         4,017,875
----------------------------------------------------------------------------------------------------
Paper and Forest Products (1.2%)
 ....................................................................................................
               1,115,000   APP Finance II Mauritius Ltd. bonds
                           12s, 2049 (Indonesia)                                           936,600
 ....................................................................................................
                 400,000   APP International Finance Co. notes
                           11 3/4s, 2005 (Indonesia)                                       370,000
 ....................................................................................................
                 720,000   Florida Coast Paper LLC 1st mtge.
                           Ser. B, 12 3/4s, 2003                                           763,200
 ....................................................................................................
                 500,000   Indah Kiat Financial Mauritius 144A
                           company guaranty 10s, 2007 (Indonesia)                          415,000
 ....................................................................................................
                 655,000   Pindo Deli Finance Mauritius Ltd. 144A
                           company guaranty 10 3/4s, 2007 (India)                          560,025
 ....................................................................................................
               1,695,000   PT Pabrik Kertas Tjiwi Kimia 144A
                           company guaranty 10s, 2004 (Indonesia)                        1,389,900
 ....................................................................................................
               1,500,000   Repap New Brunswick sr. notes 10 5/8s,
                           2005 (Canada)                                                 1,425,000
 ....................................................................................................
               1,560,000   Stone Container Corp. 144A
                           company guaranty 11 1/2s, 2006                                1,599,000
----------------------------------------------------------------------------------------------------
                                                                                         7,458,725
----------------------------------------------------------------------------------------------------
Pharmaceuticals (0.3%)
 ....................................................................................................
               1,500,000   ICN Pharmaceuticals, Inc. 144A
                           sr. notes 9 1/4s, 2005                                        1,582,500
----------------------------------------------------------------------------------------------------
Publishing (0.3%)
 ....................................................................................................
                 500,000   American Media Operation, Inc. sr. sub.
                           notes 11 5/8s, 2004                                             542,500
 ....................................................................................................
                 880,000   Garden State Newspapers 144A sr. sub.
                           notes 8 3/4s, 2009                                              880,000
 ....................................................................................................
                 260,000   Perry-Judd 144A sr. sub. notes
                           10 5/8s, 2007                                                   260,000
 ....................................................................................................
                 160,000   Von Hoffman Press Inc. 144A sr. sub.
                           notes 10 3/8s, 2007                                             170,800
----------------------------------------------------------------------------------------------------
                                                                                         1,853,300
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (0.1%)
 ....................................................................................................
                 640,000   HMH Properties, Inc. company guaranty
                           Ser. B, 8 7/8s, 2007                                            673,600
----------------------------------------------------------------------------------------------------
Railroads (0.1%)
 ....................................................................................................
                 125,000   TFM S.A. de C.V. 144A company guaranty
                           10 1/4s, 2007 (Mexico)                                          131,250
 ....................................................................................................
                 630,000   TFM S.A. de C.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                         418,950
----------------------------------------------------------------------------------------------------
                                                                                           550,200
----------------------------------------------------------------------------------------------------
Recreation (-%)
 ....................................................................................................
                 160,000   CLN Holdings, Inc. sr. disc. notes
                           zero %, 2001                                                     96,400
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
                 500,000   FRD Acquisition Co. sr. notes
                           Ser. B, 12 1/2s, 2004                                           543,125
----------------------------------------------------------------------------------------------------
Retail (0.8%)
 ....................................................................................................
                 220,000   Color Spot Nurseries sr. sub.
                           notes 10 1/2s, 2007                                             222,200
 ....................................................................................................
                 113,000   Guitar Center Management Co. 144A
                           sr. notes 11s, 2006                                             125,995
 ....................................................................................................
               1,025,000   Johns Manville International Group
                           sr. notes 10 7/8s, 2004                                       1,137,750
 ....................................................................................................
                 250,000   K mart Corp. deb. 7 3/4s, 2012                                  243,125
 ....................................................................................................
                 400,000   K mart Corp. med. term notes 8s, 2001                           405,472
 ....................................................................................................
               1,000,000   K mart Corp. notes 8 1/8s, 2006                               1,017,500
 ....................................................................................................
                 800,000   Mothers Work, Inc. sr. notes
                           12 5/8s, 2005                                                   856,000
 ....................................................................................................
                 200,000   NBTY, Inc. 144A sr. sub. notes
                           8 5/8s, 2007                                                    200,000
 ....................................................................................................
                 450,000   Zale Corp. 144A sr. notes 8 1/2s, 2007                          447,750
----------------------------------------------------------------------------------------------------
                                                                                         4,655,792
----------------------------------------------------------------------------------------------------
Satellite Services (1.4%)
 ....................................................................................................
                 575,000   Echostar DBS Corp. company guaranty
                           12 1/2s, 2002                                                   628,188
 ....................................................................................................
               2,750,000   Echostar Satellite Broadcast Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/8s, 3/15/00), 2004 (STP)                                2,282,500
 ....................................................................................................
                 375,000   Esat Holdings Ltd. 144A sr. notes
                           stepped-coupon zero %
                           (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                        268,125
 ....................................................................................................
                 300,000   Globalstar L.P./Capital sr. notes
                           11 3/8s, 2004                                                   301,500
 ....................................................................................................
               2,020,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 9/15/00), 2005 (STP)                                1,658,925
 ....................................................................................................
                 650,000   Iridium LLC/Capital Corp.
                           company guaranty Ser. A, 13s, 2005                              682,500
 ....................................................................................................
                 800,000   Iridium LLC/Capital Corp.
                           company guaranty Ser. B, 14s, 2005                              874,000
 ....................................................................................................
                 420,000   Iridium LLC/Capital Corp. 144A
                           sr. notes 11 1/4s, 2005                                         413,700
 ....................................................................................................
               1,010,000   Orbcomm Global Capital Corp.
                           sr. notes Ser. B, 14s, 2004                                   1,095,850
 ....................................................................................................
                 335,000   Pratama Datakom Asia BV 144A
                           company guaranty 12 3/4s,
                           2005 (Indonesia)                                                184,250
 ....................................................................................................
                 335,000   TCI Satellite Entertainment 144A
                           sr. sub. notes 10 7/8s, 2007                                    350,075
----------------------------------------------------------------------------------------------------
                                                                                         8,739,613
----------------------------------------------------------------------------------------------------
Semiconductors (0.1%)
 ....................................................................................................
                 355,000   Fairchild Semiconductor Corp.
                           144A sr. sub. notes 11.74s, 2008                                365,650
 ....................................................................................................
                 340,000   Fairchild Semiconductor Corp.
                           sr. sub. notes 10 1/8s, 2007                                    357,000
----------------------------------------------------------------------------------------------------
                                                                                           722,650
----------------------------------------------------------------------------------------------------
Shipping (0.2%)
 ....................................................................................................
                 120,000   Chemical Leaman Corp. sr. notes
                           10 3/8s, 2005                                                   124,800
 ....................................................................................................
                 655,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                          717,225
 ....................................................................................................
                 407,000   Viking Star Shipping sr. secd.
                           notes 9 5/8s, 2003                                              413,105
----------------------------------------------------------------------------------------------------
                                                                                         1,255,130
----------------------------------------------------------------------------------------------------
Steel (0.2%)
 ....................................................................................................
                  40,000   Altos Hornos de Mexico 144A bonds
                           11 7/8s, 2004 (Mexico)                                           41,400
 ....................................................................................................
                 730,000   Hylsa S.A. de C.V. 144A bonds
                           9 1/4s, 2007 (Mexico)                                           715,400
 ....................................................................................................
                 250,000   Weirton Steel Co. sr. notes 11 3/8s, 2004                       260,000
----------------------------------------------------------------------------------------------------
                                                                                         1,016,800
----------------------------------------------------------------------------------------------------
Supermarkets (0.3%)
 ....................................................................................................
                 470,000   Fleming Companies, Inc. 144A sr. sub.
                           notes 10 1/2s, 2004                                             495,850
 ....................................................................................................
                 420,000   Jitney-Jungle Stores company guaranty
                           10 3/8s, 2007                                                   436,800
 ....................................................................................................
               1,000,000   Ralphs Grocery Co. sr. notes 10.45s, 2004                     1,130,000
----------------------------------------------------------------------------------------------------
                                                                                         2,062,650
----------------------------------------------------------------------------------------------------
Telecommunications (2.1%)
 ....................................................................................................
                 280,000   Antenna TV S.A. 144A 9s, 2007 (Greece)                          280,000
 ....................................................................................................
                 540,000   Barak ITC 144A sr. disc. notes
                           stepped-coupon zero %
                           (12 1/2s, 11/15/02), 2007 (Israel) (STP)                        305,100
 ....................................................................................................
                 250,000   Charter Communications International, Inc.
                           disc. notes stepped-coupon Ser. B, zero %
                           (14s, 3/15/01), 2007 (STP)                                      198,750
 ....................................................................................................
                 165,000   Consorcio Ecuatoriano 144A notes
                           14s, 2002 (Ecuador)                                             165,000
 ....................................................................................................
                 280,000   Esprit Teleom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                  288,400
 ....................................................................................................
                 250,000   Fonorola, Inc. sr. notes 12 1/2s,
                           2002 (Canada)                                                   280,000
 ....................................................................................................
               1,500,000   Hyperion Telecommunication Corp.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (13s, 4/15/01), 2003 (STP)                             1,098,750
 ....................................................................................................
                 595,000   Hyperion Telecommunications , Inc.
                           sr. notes Ser. B, 12 1/4s, 2004                                 654,500
 ....................................................................................................
               1,100,000   Intermedia Communications, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (11 1/4s, 7/15/02), 2007 (STP)                                  800,250
 ....................................................................................................
                 850,000   Intermedia Communications, Inc. 144A
                           sr. notes 8 7/8s, 2007                                          873,375
 ....................................................................................................
                 600,000   Intermedia Communications, Inc. 144A
                           sr. notes 8 1/2s, 2008                                          600,000
 ....................................................................................................
               2,000,000   International Cabletel, Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 2/01/01), 2006 (STP)                                1,570,000
 ....................................................................................................
                 250,000   L-3 Communications Corp. sr. sub.
                           notes Ser. B, 10 3/8s, 2007                                     270,000
 ....................................................................................................
                 250,000   Metronet Communications 144A
                           sr. disc. notes stepped-coupn zero %
                           (10.75s,5/1/98), 2007 (STP)                                     153,125
 ....................................................................................................
                 605,000   Qwest Communications International, Inc.
                           144A sr. disc. ntoes stepped-coupon
                           zero % (9.47s, 10/15/02), 2007 (STP)                            412,913
 ....................................................................................................
                 975,000   Teleport Communications Group Inc.
                           sr. disc. notes stepped-coupon zero %
                           (11 1/8s, 7/1/01), 2007 (STP)                                   794,625
 ....................................................................................................
               1,210,000   Teligent, Inc. sr. notes 11 1/2s, 2007                        1,213,011
 ....................................................................................................
               1,700,000   WinStar Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (14s, 10/15/00), 2005 (STP)                                   1,351,500
 ....................................................................................................
                 330,000   WinStar Equipment Corp.
                           company guaranty 12 1/2s, 2004                                  367,950
 ....................................................................................................
                 660,000   WinStar Communications. Inc. 144A
                           sr. sub. notes 15s, 2007                                        808,500
----------------------------------------------------------------------------------------------------
                                                                                        12,485,749
----------------------------------------------------------------------------------------------------
Telephone Services (1.5%)
 ....................................................................................................
                 320,000   American Communication Services, Inc.
                           144A sr. notes 13 3/4s, 2007                                    380,800
 ....................................................................................................
               2,035,000   American Communication Services, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (12 3/4s, 4/1/01), 2006 (STP)                                 1,566,950
 ....................................................................................................
                 580,000   BTI Telecom Corp. 144A sr. notes
                           10 1/2s, 2007                                                   591,600
 ....................................................................................................
                 350,000   GST Equipment Funding sr. notes
                           13 1/4s, 2007                                                   400,750
 ....................................................................................................
               1,160,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 893,200
 ....................................................................................................
                 375,000   Globo Communicacoes 144A company
                           guaranty 10 1/2s, 2006 (Brazil)                                 358,125
 ....................................................................................................
                 425,000   ITC Deltacom, Inc. sr. notes 11s, 2007                          464,313
 ....................................................................................................
                 400,000   Intelcom Group (USA), Inc. company
                           guaranty stepped-coupon zero %
                           (12 1/2s, 5/1/01), 2006 (STP)                                   302,000
 ....................................................................................................
                 710,000   McLeod USA, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (10 1/2s, 3/1/02), 2007 (STP)                                   516,525
 ....................................................................................................
                 750,000   Nextlink Communications sr. notes
                           12 1/2s, 2006                                                   855,000
 ....................................................................................................
                 750,000   NTL Inc. sr. notes Ser. B, 10s, 2007
                           (United Kingdom)                                                791,250
 ....................................................................................................
               1,120,000   RCN Corp. 144A sr. disc. notes
                           stepped-coupon zero%
                           (11 1/8s, 10/15/02), 2007 (STP)                                 702,800
 ....................................................................................................
                 160,000   RCN Corp. 144A sr. notes 10s, 2007                              166,000
 ....................................................................................................
                 410,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                          451,000
 ....................................................................................................
                 210,000   Transtel S.A. 144A Pass through
                           Certificates 12 1/2s, 2007 (Colombia)                           198,450
 ....................................................................................................
                 370,000   Viatel, Inc. sr. disc. notes stepped-coupon
                           zero % (15s, 1/15/00), 2005 (STP)                               303,400
----------------------------------------------------------------------------------------------------
                                                                                         8,942,163
----------------------------------------------------------------------------------------------------
Textiles (0.4%)
 ....................................................................................................
                 165,000   Glenoit Corp. 144A sr. sub. notes 11s, 2007                     177,375
 ....................................................................................................
                 400,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                                400,000
 ....................................................................................................
               1,000,000   Polysindo International Finance Ser. EXCH
                           company guaranty 13s, 2001 (Indonesia)                          910,000
 ....................................................................................................
                 450,000   Polysindo International Finance company
                           guaranty 11 3/8s, 2006 (Indonesia)                              364,500
 ....................................................................................................
                 300,000   Worldtex, Inc. 144A sr. notes 9 5/8s, 2007                      307,500
----------------------------------------------------------------------------------------------------
                                                                                         2,159,375
----------------------------------------------------------------------------------------------------
Transportation (0.1%)
 ....................................................................................................
                 220,000   Coach USA, Inc. 144A company guaranty
                           9 3/8s, 2007                                                    224,950
 ....................................................................................................
                 620,000   Kitty Hawk, Inc. 144A sr. notes 9.95s, 2004                     633,950
----------------------------------------------------------------------------------------------------
                                                                                           858,900
----------------------------------------------------------------------------------------------------
Wireless Communications (0.3%)
 ....................................................................................................
                 460,000   Advanced Radio Telecom Corp.
                           sr. notes 14s, 2007                                             446,200
 ....................................................................................................
               2,575,000   CellNet Data Systems, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (14s, 10/1/02), 2007 (STP)                                    1,287,500
 ....................................................................................................
                 230,000   FWT, Inc. 144A sr. sub. notes 9 7/8s, 2007                      235,175
 ....................................................................................................
                 245,000   Telesystem International Wireless Inc.
                           144A sr. disc. notes stepped-coupon
                           zero % (10 1/2s, 11/1/02), 2007
                           (Canada) (STP)                                                  135,975
----------------------------------------------------------------------------------------------------
                                                                                         2,104,850
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $194,218,262)                                        $199,304,587
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (31.6%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
U.S. Government Agency Mortgage Obligations (18.2%)
 ....................................................................................................
              $4,840,000   Federal Home Loan Mortgage Corp.
                             7s, TBA, January 15, 2013                                  $4,915,597
 ....................................................................................................
                           Government National Mortgage Association
 ....................................................................................................
               1,490,000     7s, TBA, January 15, 2028                                   1,523,287
 ....................................................................................................
               4,373,000     6s, TBA, January 16, 2028                                   4,411,264
 ....................................................................................................
               4,425,000     5 1/2s, TBA, March 15, 2028                                 4,431,903
 ....................................................................................................
               4,760,000     5 1/2s, TBA, February 16, 2028                              4,745,125
 ....................................................................................................
                           Federal Home Loan Mortgage Corp.
 ....................................................................................................
              11,535,434     8 1/2s, with due dates from
                             April 1, 2025 to August 1, 2027                            12,040,120
 ....................................................................................................
               8,444,701     7s, with due dates from
                             January 1, 2011 to October 1, 2012                          8,579,114
 ....................................................................................................
               4,908,693     6 1/2s, with due dates from
                             December 1, 2011 to April 1, 2012                           4,916,355
 ....................................................................................................
              15,193,820   Federal National Mortgage Association
                           6 1/2s, with due dates from
                           February 1, 2026 to September 1, 2027                        15,003,900
 ....................................................................................................
                           Government National Mortgage Association
 ....................................................................................................
                 429,053     8 1/2s, with due dates from
                             September 15, 2026 to
                             October 15, 2027                                              450,639
 ....................................................................................................
              41,284,453     7 1/2s, with due dates from
                             January 15, 2024 to
                             September 15, 2027                                         42,290,673
 ....................................................................................................
               7,463,275     7s, with due dates from
                             August 15, 2025 to
                             November 15, 2027                                           7,525,079
----------------------------------------------------------------------------------------------------
                                                                                       110,833,056
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (13.4%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
               2,355,000     8 1/8s, August 15, 2019 #                                   2,946,694
 ....................................................................................................
               6,670,000     6 5/8s, February 15, 2027                                   7,241,085
 ....................................................................................................
              13,070,000     6 1/2s, November 15, 2026 #                                13,952,225
 ....................................................................................................
               5,965,000     6 3/8s, August 15, 2027                                     6,291,226
 ....................................................................................................
                 265,000     6 1/8s, November 15, 2027                                     272,330
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
               1,210,000     7s, July 15, 2006                                           1,306,038
 ....................................................................................................
              11,373,000     6 1/2s, October 15, 2006 #                                 11,907,872
 ....................................................................................................
              15,970,000     5 3/4s, November 30, 2002                                  15,982,457
 ....................................................................................................
              10,690,000     5 5/8s, November 30, 1999                                  10,679,951
 ....................................................................................................
              11,275,000     5 5/8s, October 31, 1999                                   11,264,402
----------------------------------------------------------------------------------------------------
                                                                                        81,844,280
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $188,108,164)                                        $192,677,336
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.2%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $1,195,000   Commercial Mortgage Acceptance Corp.
                           Ser. 97-ML1, Class D, 7.11s, 2030                            $1,196,494
 ....................................................................................................
               1,980,000   Countrywide Mortgage Backed
                           Securities, Inc. Ser. 1993-C, Class A8,
                           9.5s, 2024                                                    1,882,742
 ....................................................................................................
               2,455,000   Freddie Mac Ser. 25, Class B, 6 1/2s, 2008                    2,468,809
 ....................................................................................................
                           First Union-Lehman Brothers
                           Commercial Mortgage
 ....................................................................................................
               1,380,000     Ser. 97-C2, Class A2, 6.6s, 2007                            1,390,566
 ....................................................................................................
               2,840,000     Ser. 97-C2, Class A3, 6.65s, 2008                           2,865,738
 ....................................................................................................
               1,935,000     Ser. 97-C2, Class D, 7.12s, 2012                            1,927,441
 ....................................................................................................
                           Freddie Mac
 ....................................................................................................
                 717,626     Ser. 1935, Class JZ, 7s, 2027                                 689,295
 ....................................................................................................
                 715,000     Ser. 1832, Class G, 6 1/2s, 2011                              710,755
 ....................................................................................................
                 745,302     Ser. 1717, Class L, 6 1/2s, 2024                              739,014
 ....................................................................................................
                 865,000     Ser.1602, Class PJ, 6 1/2s, 2023                              871,488
 ....................................................................................................
               1,260,000   GMAC Commercial Mortgage
                           Securities Inc. Ser. 97-C2, Class A1,
                           6.45s, 2029                                                   1,261,772
 ....................................................................................................
               1,040,000   Government National Mortgage
                           Association Ser. 97-1, Class C,
                           7 1/2s, 2027                                                  1,077,375
 ....................................................................................................
                 760,465   Housing Securities Inc. Ser. 94-1,
                           Class A9, 6 1/2s, 2009                                          758,746
 ....................................................................................................
                           PNC Mortgage Securities Corp.
 ....................................................................................................
               3,789,382     Ser. 97-4, Class 2PP3, 7 1/4s, 2027                         3,849,183
 ....................................................................................................
               2,789,376     Ser. 97-6, Class A2, 6.6s, 2027                             2,806,374
 ....................................................................................................
               1,036,221   Rural Housing Trust Ser. 1, Class D,
                           6.33s, 2026                                                   1,033,590
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage
                           Obligations (cost $25,393,852)                              $25,529,382
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (19.8%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
ARP            6,100,000   Argentina (Republic of) bonds Ser. PRE 1,
                           FRB 3.39s, 2001                                              $5,979,196
 ....................................................................................................
DKK              150,000   Denmark (Government of) bonds
                           6s, 2026                                                         21,343
 ....................................................................................................
FRF          117,250,000   France Treasury Bill notes 4 3/4s, 2002                      19,496,244
 ....................................................................................................
FRF            6,252,000   France (Government of) deb.
                           6 3/4s, 2003                                                  1,132,481
 ....................................................................................................
FRF           90,100,000   France (Government of) bonds
                           5 1/2s, 2007                                                 15,138,834
 ....................................................................................................
DEM           17,530,000   Germany (Federal Republic of) bonds
                           Ser. 97, 6 1/2s, 2027                                        10,451,702
 ....................................................................................................
DEM            6,225,000   Germany (Federal Republic of) bonds
                           Ser. 97, 6s, 2007                                             3,614,516
 ....................................................................................................
DEM           11,025,000   Germany (Federal Republic of)
                           Unity Fund bonds 8s, 2002                                     6,849,235
 ....................................................................................................
FRF            4,050,000   Ivory Coast - FLIRB collateralized FRB
                           2s,2049 ##                                                      221,059
 ....................................................................................................
FRF            4,050,000   Ivory Coast - Past due interest bonds
                           FRB 1.9s, 2049 ##                                               252,158
 ....................................................................................................
NZD            6,490,000   New Zealand (Government of) bonds
                           8s, 2004                                                      3,911,004
 ....................................................................................................
USD            1,925,000   Peru (Government of) 144A Ser. US,
                           4s, 2017                                                      1,260,875
 ....................................................................................................
USD            7,401,000   Russia (Government of) deb. principal
                           loans FRB 6.719s, 2020                                        4,588,620
 ....................................................................................................
USD            1,103,053   Russian (Government of) deb. interest
                           notes FRB 6.719s, 2015                                          781,789
 ....................................................................................................
ZAR           46,433,000   South Africa (Republic of) bonds
                           Ser. 153, 13s, 2010                                           9,088,038
 ....................................................................................................
GBP           20,520,000   United Kingdom Treasury bonds
                           7 1/2s, 2006                                                 36,438,905
 ....................................................................................................
USD            1,080,000   United Mexican States bonds
                           11 1/2s, 2026                                                 1,279,800
----------------------------------------------------------------------------------------------------
                           Total Foreign Government Bonds
                           and Notes (cost $120,034,051)                              $120,505,799
----------------------------------------------------------------------------------------------------
BRADY BONDS (2.3%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $3,514,560   Argentina (Republic of) deb. FRB
                           6.688s, 2005                                                 $3,141,314
 ....................................................................................................
               2,245,100   Brazil (Government of) Ser. 1, FRB
                           6.875s, 2001                                                  2,138,458
 ....................................................................................................
               3,209,000   Philippines (Government of) Ser. B, FRB
                           6 1/2s, 2017                                                  2,679,515
 ....................................................................................................
               3,530,000   Poland (Government of) bonds Ser.
                           Past due interest, stepped-coupon 4s,
                           (5s, 10/1/99), 2014 (STP)                                     3,049,214
 ....................................................................................................
               3,405,000   United Mexican States Ser. D, FRB
                           6.75s, 2019                                                   3,153,881
 ....................................................................................................
                  14,000   United Mexican States sec. Ser. B,
                           6 1/4s, 2019                                                     11,673
----------------------------------------------------------------------------------------------------
                           Total Brady Bonds
                           (cost $14,504,248)                                          $14,174,055
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (3.8%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   8,774   AmeriKing, Inc. $3.25 pfd. (PIK)                               $236,898
 ....................................................................................................
                     111   Anvil Holdings Ser. B, $3.25 pfd.                                 2,664
 ....................................................................................................
                  25,511   Cablevision Systems Corp. Ser. M,
                           $11.125 dep. shs. cum. pfd. (PIK)                             2,933,765
 ....................................................................................................
                  12,000   California Federated Bankcorp, Inc. Ser. B,
                           $11.50 pfd.                                                   1,357,500
 ....................................................................................................
                   2,450   Capstar Broadcasting Inc. 144A
                           $12.00 pfd.                                                     275,625
 ....................................................................................................
                  36,699   CGA Group Ltd. 144A Ser. A,
                           $13.75 pfd. (PIK)                                               990,873
 ....................................................................................................
                   6,390   Chevy Chase Capital Corp. Ser. A,
                           $5.19 pfd.                                                      330,683
 ....................................................................................................
                   4,200   Citadel Broadcasting Inc. 144A
                           $13.25 pfd. (PIK)                                               483,000
 ....................................................................................................
                  11,360   Diva Systems Corp. Ser. C, $6.00 pfd.                           129,958
 ....................................................................................................
                     320   Echostar Communications Corp. 144A
                           Ser. B, $12.125 pfd.                                            329,600
 ....................................................................................................
                   8,302   El Paso Electric Co. $11.40 pfd (PIK)                           921,522
 ....................................................................................................
                  10,600   Fitzgeralds Gaming Co. $3.75 pfd.                               318,000
 ....................................................................................................
                     475   Fresenius Medical Care AG Ser. D,
                           $9.00. pfd. (Germany)                                           498,750
 ....................................................................................................
                      50   Grand Union Holdings 144A Ser. C,
                           $12.00 pfd. (acquired 11/5/93,
                           cost $5,775) (In Default) (RES)(NON)                                  1
 ....................................................................................................
                     110   Hyperion Telecommunications Ser. B,
                           $12.875 pfd. (PIK)                                              110,825
 ....................................................................................................
                   1,665   ICG Holdings, Inc. $14.25 pfd. (Canada)                       1,923,075
 ....................................................................................................
                     570   Intermedia Communication Ser. B,
                           13.50% pfd.                                                     698,250
 ....................................................................................................
                     720   IXC Communications, Inc. 144A
                           $12.50 pfd. (PIK)                                               842,400
 ....................................................................................................
                  40,000   Loewen Group, Inc. Ser. A, $2.36 pfd.                         1,085,000
 ....................................................................................................
                   3,750   NEXTEL Communications, Inc. Ser. D,
                           $13.00 cum. pfd. (PIK)                                        4,284,375
 ....................................................................................................
                  14,045   Nextlink Communications, Inc. 144A
                           $7.00 pfd.                                                      877,813
 ....................................................................................................
                     625   NTL Inc. 144A Ser. B, $13.00 pfd. (PIK)                         725,000
 ....................................................................................................
                   3,950   Pantry Pride Inc. Ser. B, $14.875 pfd.                          398,950
 ....................................................................................................
                  39,995   Public Service Co. of New Hampshire
                           $2.65 1st mtge. pfd.                                          1,039,870
 ....................................................................................................
                   4,980   SFX Broadcasting, Inc. Ser. E,
                           $12.625 pfd. (PIK)                                              590,130
 ....................................................................................................
                     869   Spanish Broadcasting Systems
                           14.25% cum. pfd.                                                925,485
 ....................................................................................................
                   3,950   Von Hoffman Corp. 144A $13.50 pfd.                              123,438
 ....................................................................................................
                     715   WinStar Communications. Inc. 144A
                           $14.25 cum. pfd. (PIK)                                          743,600
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $21,105,272)                                          $23,177,050
----------------------------------------------------------------------------------------------------

UNITS (1.5%) *
----------------------------------------------------------------------------------------------------
Number of Units                                                                                Value
 ....................................................................................................
                     840   Australis Media, Ltd. units
                           stepped-coupon zero %
                           (15 3/4s, 5/15/03), 2003 (Australia) (STP)                     $319,200
 ....................................................................................................
                      80   Celcaribe S.A. 144A units
                           stepped-coupon zero %
                           (13 1/2s, 3/15/98), 2004 (STP)                                1,600,000
 ....................................................................................................
                     395   Club Regina/CS Resort 144A units
                           13s, 2004                                                       403,888
 ....................................................................................................
                     370   Colt Telecommunications Group PLC
                           units stepped-coupon zero % (12s,
                           12/15/01), 2006 (United Kingdom) (STP)                          288,600
 ....................................................................................................
                     160   Concentric Network Corp. units
                           12 3/4s, 2007                                                   164,400
 ....................................................................................................
                 450,000   Conecel Holdings Ltd. 144A
                           units 14s, 2000                                                 454,500
 ....................................................................................................
                     175   DecisionOne Corp. units
                           stepped-coupon zero %
                           (11 1/2s, 8/01/02), 2008 (STP)                                  112,000
 ....................................................................................................
                     515   Diva Systems Corp. 144A units
                           stepped-coupon zero %
                           (13s, 5/15/01), 2006 (STP)                                      530,450
 ....................................................................................................
                   1,035   Knology Holdings Inc. units
                           stepped-coupon zero %
                           (11 7/8s,10/15/02), 2007 (STP)                                  558,900
 ....................................................................................................
                   1,135   MGC Communications, Inc. 144A
                           units 13s, 2004                                               1,137,838
 ....................................................................................................
                     330   Real Time Data 144A units
                           stepped-coupon zero %
                           (13 1/2s, 8/15/01), 2006 (STP)                                  181,500
 ....................................................................................................
                     750   Signature Brands USA Inc.
                           units 13s, 2002                                                 810,000
 ....................................................................................................
                     325   Stone Container Corp. units sr. sub.
                           12 1/4s, 2002                                                   329,063
 ....................................................................................................
                     615   Transamerican Refining units 16s, 2003                          627,300
 ....................................................................................................
                     850   Wireless One, Inc. units stepped-coupon
                           zero % (13 1/2s, 8/1/01), 2006 (STP)                            212,500
 ....................................................................................................
                     650   XCL Ltd. units 13 1/2s, 2004                                    845,000
 ....................................................................................................
                   2,800   XCL Ltd. units cum. pfd. 9.50s, 2006                            504,000
----------------------------------------------------------------------------------------------------
                           Total Units (cost $8,040,421)                                $9,079,139
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.7%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                $535,000   APP Global Finance (V) Ltd. 144A
                           cv. sec. 2s, 2000 (United Kingdom)                             $449,400
 ....................................................................................................
                 500,000   Corporate Express, Inc. cv. notes
                           4 1/2s, 2000                                                    441,875
 ....................................................................................................
                 500,000   Exide Corp. 144A cv. sr. sub. notes
                           2.9s, 2005                                                      319,375
 ....................................................................................................
                 145,000   GST Telecommunications, Inc. cv. sr. disc.
                           notes stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 197,200
 ....................................................................................................
                 500,000   Integrated Device Technology, Inc.
                           cv. sub. notes 5 1/2s, 2002                                     421,250
 ....................................................................................................
                 170,000   National Semiconductor Corp. 144A
                           cv. deb. 6 1/2s, 2002                                           165,963
 ....................................................................................................
               1,000,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                       946,250
 ....................................................................................................
                 677,000   Pricellular Wireless Corp. 144A cv. sub.
                           notes stepped-coupon zero %
                           (10 3/4s, 8/15/00) (STP)                                        663,460
 ....................................................................................................
                 260,000   VLSI Technology, Inc. cv. sub. notes
                           8 1/4s, 2005                                                    263,575
 ....................................................................................................
                 600,000   WinStar Communications. Inc. 144A
                           cv. sr. disc. notes stepped-coupon zero %
                           (14s, 10/15/00), 2005 (STP)                                     648,000
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $3,785,932)                                            $4,516,348
----------------------------------------------------------------------------------------------------
COMMON STOCKS (0.4%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                  13,152   Advanced Radio Telecom Corp. (NON)                             $105,216
 ....................................................................................................
                     200   AmeriKing, Inc. (NON)                                            10,000
 ....................................................................................................
                  14,720   CellNet Data Systems, Inc. (NON)                                114,080
 ....................................................................................................
                   9,224   Chesapeake Energy Corp.                                          69,757
 ....................................................................................................
                   4,500   Exide Corp.                                                     116,438
 ....................................................................................................
                  41,976   Grand Union Co. (acquired 6/20/95,
                           cost $1,755,922) (RES)(NON)                                      89,199
 ....................................................................................................
                   4,852   Hedstrom Holdings, Inc. 144A                                      6,065
 ....................................................................................................
                   9,604   NEXTEL Communications, Inc. 144A                                237,219
 ....................................................................................................
                     215   Paging Do Brazil Holdings Co.,
                           LLC Class B                                                           2
 ....................................................................................................
                      61   Premium Holdings (L.P.) (acquired various
                           dates from 1/4/94 to 9/29/94,
                           cost $3,984) (RES)(NON)                                             244
 ....................................................................................................
                  52,810   PSF Holdings LLC Class A (acquired various
                           dates from 3/15/95 to 3/17/95
                           cost $1,832,982) (RES)                                        1,584,300
 ....................................................................................................
                   6,200   Terex Corp. Rights (NON)                                        124,000
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $4,233,287)                                            $2,456,520
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.3%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $1,034,000   Chemical Master Credit Card Trust
                           Ser. 95-2, Class A, 6.23s, 2003                              $1,038,519
 ....................................................................................................
                 525,000   Contimortgage Home Equity Loan Trust
                           Ser. 97-1, Class M2, 7.67s, 2025                                531,725
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $1,588,161)                                            $1,570,244
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.1%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                  17,000   Diva Systems Corp. Ser. D, $6.00 pfd.                           194,480
 ....................................................................................................
                   5,318   Granite Broadcasting $1.938 cv. pfd.                           $257,923
 ....................................................................................................
                  20,000   Kelly Oil & Gas Corp. $2.625 cv. pfd.                           510,000
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $808,047)                                                $962,403
----------------------------------------------------------------------------------------------------
WARRANTS (0.1%) * (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date             Value
 ....................................................................................................
                   5,000   Becker Gaming Corp. 144A                       11/15/00             $50
 ....................................................................................................
                   2,275   Capital Gaming International, Inc.               2/1/99              91
 ....................................................................................................
                   2,575   Cellnet Data Systems, Inc.                      9/15/07             283
 ....................................................................................................
                  36,500   CGA Group Ltd. 144A                              1/1/04             365
 ....................................................................................................
                   1,100   Comunicacion Cellular 144A
                           (Colombia)                                     11/15/20          77,000
 ....................................................................................................
                     100   County Seat Holdings, Inc.                     10/15/98               2
 ....................................................................................................
                   2,880   Crompton & Knowles
                           Corp. (acquired 3/16/97,
                           cost $37,440) (RES)                            10/31/99          36,000
 ....................................................................................................
                     375   Esat Holdings, Inc. (Ireland)                    1/1/04          13,125
 ....................................................................................................
                     450   Fitzgerald Gaming Co. 144A                      3/15/99              45
 ....................................................................................................
                   7,088   Fitzgerald Gaming Corp.                        12/19/98           7,088
 ....................................................................................................
                     450   Foamex (L.P.) Capital
                           Corp. 144A                                                        2,700
 ....................................................................................................
                     300   Globalstar Telecom 144A                         2/15/04          30,600
 ....................................................................................................
                     750   Hyperion Telecommunications
                           144A                                            4/15/01          45,000
 ....................................................................................................
                   5,181   Intelcom Group 144A                            10/15/05          69,944
 ....................................................................................................
                     650   Interact Systems Inc.                            8/1/03             163
 ....................................................................................................
                     400   Intermedia Communications                        6/1/00          44,000
 ....................................................................................................
                     270   International Wireless
                           Communications Holdings
                           144A                                            8/15/01          17,550
 ....................................................................................................
                     650   Iridium World Com 144A                          7/15/05          74,750
 ....................................................................................................
                     678   Louisiana Casino
                           Cruises, Inc. 144A                              12/1/98          33,900
 ....................................................................................................
                   1,660   McCaw International Ltd.                        4/15/07             498
 ....................................................................................................
                   1,500   NEXTEL Communications Inc.                       1/1/99           1,500
 ....................................................................................................
                  12,665   Nextlink Communications, Inc.
                           144A                                             2/1/09             127
 ....................................................................................................
                     585   Orion Network Systems                           1/15/07           5,265
 ....................................................................................................
                     460   Pagemart, Inc. 144A                            12/31/03           3,450
 ....................................................................................................
                   2,000   Petracom Holdings, Inc.                          8/1/05          14,250
 ....................................................................................................
                   4,194   President Riverboat Casinos, Inc.               9/30/99           2,097
 ....................................................................................................
                     410   RSL Communications Ltd.                        11/15/06          24,600
 ....................................................................................................
                     415   Spanish Broadcasting Systems
                           144A                                            6/30/99          97,525
 ....................................................................................................
                     235   Sterling Chemicals Holdings                     8/15/08           7,050
 ....................................................................................................
                   1,390   UIH Australia/Pacific, Inc. 144A                5/15/06          16,680
 ....................................................................................................
                     600   Urohealth Systems Inc.                          4/10/04           1,500
----------------------------------------------------------------------------------------------------
                           Total Warrants (cost $516,356)                                 $627,198
----------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (-%)
----------------------------------------------------------------------------------------------------
Contract                                                          Expiration Date/
Amount                                                                Strike Price             Value
 ....................................................................................................
          ITL 88,000,000   Italian Government Bond
                           futures contract (call)               Feb. 98/113.0 ITL        $138,824
 ....................................................................................................
          ITL 88,000,000   Italian Government Bond
                           futures contract (put)                Feb. 98/113.0 ITL           5,971
----------------------------------------------------------------------------------------------------
                           Total Purchased Options
                           Outstanding (cost $123,652)                                    $144,795
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (1.0%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
TRL      427,490,000,000   Turkish T-Bill zero %
                           September 16, 1998                                           $1,122,578
 ....................................................................................................
TRL      565,330,000,000   Turkish T-Bill zero % July 29, 1998                           1,635,405
 ....................................................................................................
TRL      442,110,000,000   Turkish T-Bill zero% June 4, 1998                             1,473,783
 ....................................................................................................
              $1,617,000   Interest in $509,463,000 joint
                           repurchase agreement dated
                           December 31, 1997 with
                           SBC Warburg due January 2, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $1,617,584 for an effective yield
                           of 6.50%                                                      1,617,292
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $6,636,330)                                            $5,849,058
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $589,096,035) ***                                    $600,573,914
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at December 31, 1997
(aggregate face value $172,121,146)
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                      Market         Aggregate       Delivery        Appreciation/
                                       Value        Face Value           Date       (Depreciation)
 ....................................................................................................
Australian Dollars                $1,753,358        $1,841,430        3/18/98             $(88,072)
 ....................................................................................................
Canadian Dollars                   8,413,336         8,457,211        3/18/98              (43,875)
 ....................................................................................................
Danish Krone                       5,201,269         5,273,299        3/18/98              (72,030)
 ....................................................................................................
Deutschemarks                     56,310,874        57,072,433        3/18/98             (761,559)
 ....................................................................................................
Indonesian Rupiah                  1,095,372         1,509,638        2/23/98             (414,266)
 ....................................................................................................
Indonesian Rupiah                  3,218,861         4,844,858        6/23/98           (1,625,997)
 ....................................................................................................
Italian Lira                      15,177,988        15,322,163        3/18/98             (144,175)
 ....................................................................................................
Japanese Yen                      48,096,735        48,591,627        3/18/98             (494,892)
 ....................................................................................................
Mexican Peso                       1,073,487         1,008,316        5/11/98               65,171
 ....................................................................................................
Mexican Peso                         864,874           806,657        5/12/98               58,217
 ....................................................................................................
New Zealand Dollars                  231,887           238,486        3/18/98               (6,599)
 ....................................................................................................
Philippine Peso                    1,302,718         1,539,788        3/25/98             (237,070)
 ....................................................................................................
Polish Zloty                         776,000           805,492         6/5/98              (29,492)
 ....................................................................................................
Spanish Peseta                     8,604,329         8,710,803        3/18/98             (106,474)
 ....................................................................................................
Swedish Krona                     12,486,067        12,773,115        3/18/98             (287,048)
 ....................................................................................................
Swiss Francs                         282,972           290,517        3/18/98               (7,545)
 ....................................................................................................
Venezuelan Bolivar                   604,437           605,031         1/7/98                 (594)
 ....................................................................................................
Venezuelan Bolivar                 1,878,004         1,856,262         6/5/98               21,742
 ....................................................................................................
Venezuelan Bolivar                   567,662           574,020        6/19/98               (6,358)
----------------------------------------------------------------------------------------------------
                                                                                       $(4,180,916)
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1997
(aggregate face value $190,398,963)
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                      Market         Aggregate       Delivery        Appreciation/
                                       Value        Face Value           Date       (Depreciation)
 ....................................................................................................
Australian Dollars                $1,097,669        $1,152,552        3/18/98              $54,883
 ....................................................................................................
British Pounds                    36,878,294        37,241,267        3/18/98              362,973
 ....................................................................................................
Deutschemarks                     74,213,131        75,103,719        3/18/98              890,588
 ....................................................................................................
Deutschemarks                        275,858           294,359         6/5/98               18,501
 ....................................................................................................
French Francs                     36,866,475        37,424,148        3/18/98              557,673
 ....................................................................................................
Italian Lira                         350,885           354,199        3/18/98                3,314
 ....................................................................................................
Japanese Yen                      26,902,964        27,185,647        3/18/98              282,683
 ....................................................................................................
New Zealand Dollars                7,411,735         7,769,155        3/18/98              357,420
 ....................................................................................................
South African Rand                 3,611,588         3,589,806        3/18/98              (21,782)
 ....................................................................................................
Swiss Francs                         276,797           284,111        3/18/98                7,314
----------------------------------------------------------------------------------------------------
                                                                                        $2,513,567
----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1997
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                       Total         Aggregate     Expiration        Appreciation/
                                       Value        Face Value           Date       (Depreciation)
 ....................................................................................................
Euro DM (Long)                   $27,554,505       $27,470,809         Mar-98            $  83,696
 ....................................................................................................
Euro DM (Short)                   27,480,034        27,339,693         Sep-98             (140,341)
 ....................................................................................................
T-note Future
10 YR (Long)                      18,954,406        18,834,676         Mar-98              119,730
 ....................................................................................................
T-bond Future
20 YR (Long)                      24,093,750        23,779,123         Mar-98              314,627
 ....................................................................................................
Municipal Bond
Index (Long)                      17,730,000        17,595,658         Mar-98              134,342
 ....................................................................................................
U.S. Treasury
Bond (Short)                      17,347,500        17,213,375         Mar-98             (134,125)
----------------------------------------------------------------------------------------------------
                                                                                         $ 377,929
----------------------------------------------------------------------------------------------------
TBA Sale Commitments Outstanding at December 31, 1997
(proceeds receivable $4,910,873)
----------------------------------------------------------------------------------------------------
                                           Principal        Settlement                      Market
Description                                   Amount              Date                       Value
 ....................................................................................................
FHMLC 6.5s, January 15, 2013              $4,907,000           1/20/98                  $4,914,655
----------------------------------------------------------------------------------------------------
Written Options Outstanding at December 31, 1997
(premiums received $111,848)
----------------------------------------------------------------------------------------------------
Contract                                  Expiration Date/                                  Market
Amount                                        Strike Price                                   Value
 ....................................................................................................
DEM 97,500  German Government Bond                Feb. 98/
              futures contracts (put)           102.00 DEM                                 $10,845
 ....................................................................................................
DEM 97,500  German Government Bond                Feb. 98/
              futures contracts (call)          102.00 DEM                                 129,602
----------------------------------------------------------------------------------------------------
                                                                                          $140,447
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
December 31, 1997: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Canada                                                                                         1.0%
 ....................................................................................................
France                                                                                         6.0
 ....................................................................................................
Germany                                                                                        3.6
 ....................................................................................................
Mexico                                                                                         1.2
 ....................................................................................................
South Africa                                                                                   1.5
 ....................................................................................................
United Kingdom                                                                                 6.7
 ....................................................................................................
Other                                                                                          7.5
 ....................................................................................................
United States                                                                                 72.5
----------------------------------------------------------------------------------------------------
Total                                                                                        100.0%
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Global Asset Allocation Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (61.1%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Advertising (0.1%)
 ....................................................................................................
                   8,000   Lamar Advertising Co. (NON)                                    $318,000
 ....................................................................................................
                   5,800   Outdoor Systems, Inc. (NON)                                     222,575
 ....................................................................................................
                   6,000   Universal Outdoor Holdings, Inc. (NON)                          312,000
----------------------------------------------------------------------------------------------------
                                                                                           852,575
----------------------------------------------------------------------------------------------------
Aerospace and Defense (1.2%)
 ....................................................................................................
                  50,720   Boeing Co.                                                    2,482,110
 ....................................................................................................
                  32,700   Bombardier, Inc. (Canada)                                       672,670
 ....................................................................................................
                  29,090   General Motors Corp. Class H                                  1,074,512
 ....................................................................................................
                  15,380   Northrop Grumman Corp.                                        1,768,700
 ....................................................................................................
                  17,035   Raytheon Co Class A                                             840,043
 ....................................................................................................
                  13,050   REMEC, Inc. (NON)                                               293,625
 ....................................................................................................
                 324,115   Rolls-Royce PLC (United Kingdom)                              1,255,994
 ....................................................................................................
                  63,483   Smiths Industries PLC (United Kingdom)                          887,716
 ....................................................................................................
                  42,800   Textron, Inc.                                                 2,675,000
----------------------------------------------------------------------------------------------------
                                                                                        11,950,370
----------------------------------------------------------------------------------------------------
Argicultural (-%)
 ....................................................................................................
                 126,000   Astra Argo 144A (NON)                                            47,251
----------------------------------------------------------------------------------------------------
Automotive (1.2%)
 ....................................................................................................
                  10,500   Avis Rent A Car, Inc.                                           335,344
 ....................................................................................................
                   1,812   Bayerische Motoren Werke (BMW) AG
                           (Germany)                                                     1,355,473
 ....................................................................................................
                  19,000   Bridgestone Corp. (Japan)                                       412,505
 ....................................................................................................
                  16,500   Budget Group, Inc. (Japan) (NON)                                570,281
 ....................................................................................................
                  30,365   Chrysler Corp.                                                1,068,468
 ....................................................................................................
                  52,490   Dana Corp.                                                    2,493,275
 ....................................................................................................
                  45,180   Goodyear Tire & Rubber Co. (The)                              2,874,578
 ....................................................................................................
                   9,979   Magna International, Inc. Class A,
                           (Canada)                                                        626,806
 ....................................................................................................
                  24,984   Michelin Corp. Class B, (France)                              1,256,874
 ....................................................................................................
                 228,000   Qingling Motors Co. (China) (NON)                               111,840
 ....................................................................................................
                   4,760   Renault S.A. (France) (NON)                                     133,798
----------------------------------------------------------------------------------------------------
                                                                                        11,239,242
----------------------------------------------------------------------------------------------------
Basic Industrial Products (1.6%)
 ....................................................................................................
                   6,600   Ade Corp. (NON)                                                 115,500
 ....................................................................................................
                 223,996   Alfa S.A. de C.V. Class A (Mexico)                            1,517,016
 ....................................................................................................
                  35,530   Caterpillar, Inc.                                             1,725,426
 ....................................................................................................
                  38,380   Cooper Industries, Inc.                                       1,880,620
 ....................................................................................................
                  25,440   Deere (John) & Co.                                            1,483,470
 ....................................................................................................
                  52,500   Ingersoll-Rand Co.                                            2,126,250
 ....................................................................................................
                   7,800   Larsen & Toubro Ltd. GDR (India)                                 80,668
 ....................................................................................................
                  23,605   Minnesota Mining & Manufacturing Co.                          1,937,085
 ....................................................................................................
                  83,585   Owens-Illinois, Inc. (NON)                                    3,171,006
 ....................................................................................................
                     970   Rieter Holding AG (Switzerland)                                 414,150
 ....................................................................................................
                   2,837   Sandvik AB (Sweden)                                              80,836
 ....................................................................................................
                  26,065   Sandvik AB Class B, (Sweden)                                    745,972
 ....................................................................................................
                   3,300   White Cap Industries, Inc. (NON)                                 61,463
----------------------------------------------------------------------------------------------------
                                                                                        15,339,462
----------------------------------------------------------------------------------------------------
Biotechnology (0.2%)
 ....................................................................................................
                   1,800   Bioreliance Corp. (NON)                                          41,400
 ....................................................................................................
                  11,100   Cor Therapeutics Inc (NON)                                      249,750
 ....................................................................................................
                  11,500   Digene Corp. (NON)                                               99,188
 ....................................................................................................
                   6,600   Kendle International, Inc. (NON)                                110,550
 ....................................................................................................
                  27,900   Quintiles Transnational Corp. (NON)                           1,067,175
----------------------------------------------------------------------------------------------------
                                                                                         1,568,063
----------------------------------------------------------------------------------------------------
Broadcasting (0.5%)
 ....................................................................................................
                 101,100   CBS Corp.                                                     2,976,131
 ....................................................................................................
                  15,000   Grupo Televisa S.A.GDR (Mexico) (NON)                           580,313
 ....................................................................................................
                  14,000   Heftel Broadcasting Corp. Class A (NON)                         654,500
 ....................................................................................................
                   9,460   SAGA Communications Inc. Class A (NON)                          201,025
 ....................................................................................................
                   2,310   Sinclair Broadcast Group, Inc. Class A (NON)                    107,704
----------------------------------------------------------------------------------------------------
                                                                                         4,519,673
----------------------------------------------------------------------------------------------------
Building and Construction (1.0%)
 ....................................................................................................
                   8,300   Barnett, Inc. (NON)                                             182,600
 ....................................................................................................
                  75,400   Cemex S.A. de C.V. Class B, (Mexico) (NON)                      402,158
 ....................................................................................................
                 122,917   Cemex, S.A. de C.V. (Mexico)                                    557,258
 ....................................................................................................
                  70,000   Cheung Kong Infrastructure Holdings
                           (Hong Kong)                                                     197,888
 ....................................................................................................
                 150,000   Corporacion Moctezuma, S.A. de C.V.
                           (Mexico) (NON)                                                  187,174
 ....................................................................................................
                 110,332   CRH PLC (Ireland)                                             1,293,374
 ....................................................................................................
                  11,800   Dycom Industries, Inc. (NON)                                    254,438
 ....................................................................................................
                  13,000   Grupo Imsa S.A. de C.V. ADR
                           (Mexico) (NON)                                                  306,313
 ....................................................................................................
                  42,900   Gujarat Ambuja Cements Ltd. GDR
                           (India) (NON)                                                   300,300
 ....................................................................................................
                 255,000   IJM Copr. Berhad (Malaysia)                                      84,650
 ....................................................................................................
                  13,989   Lafarge Coppee (France)                                         917,193
 ....................................................................................................
                  69,055   Masco Corp.                                                   3,513,173
 ....................................................................................................
                  75,000   New World Infrastructure Ltd.
                           (Hong Kong) (NON)                                               168,941
 ....................................................................................................
                   1,400   Terex Corp. Rights
                           (expiration date 5/15/02)                                        28,000
 ....................................................................................................
                   5,973   VA Technolgies AG (Austria)                                     907,135
----------------------------------------------------------------------------------------------------
                                                                                         9,300,595
----------------------------------------------------------------------------------------------------
Business Equipment and Services (2.4%)
 ....................................................................................................
                   3,200   Caribiner Intl., Inc. (NON)                                     142,400
 ....................................................................................................
                  69,100   Cendant Corp. (NON)                                           2,375,313
 ....................................................................................................
                   6,550   Corestaff, Inc. (NON)                                           173,575
 ....................................................................................................
                  11,000   CORT Business Services Corp. (NON)                              437,938
 ....................................................................................................
                  46,000   Dai Nippon Printing Co., Ltd. (Japan)                           864,595
 ....................................................................................................
                   7,200   Data Processing Resources Corp. (NON)                           183,600
 ....................................................................................................
                  10,400   Encad, Inc. (NON)                                               286,000
 ....................................................................................................
                   5,800   F.Y.I., Inc. (NON)                                              133,400
 ....................................................................................................
                  70,468   HBO & Co.                                                     3,382,464
 ....................................................................................................
                  35,370   IBM Corp.                                                     3,698,376
 ....................................................................................................
                  11,600   Lason Holdings, Inc. (NON)                                      308,850
 ....................................................................................................
                   2,300   Mannesmann AG (Germany) (NON)                                 1,162,792
 ....................................................................................................
                     617   Metzler Group, Inc. (NON)                                        24,757
 ....................................................................................................
                  17,700   NCO Group, Inc. (NON)                                           455,775
 ....................................................................................................
                   7,300   Outsource International, Inc. (NON)                              88,513
 ....................................................................................................
                  38,105   Pitney Bowes, Inc.                                            3,427,068
 ....................................................................................................
                  12,700   PMT Services, Inc. (NON)                                        176,213
 ....................................................................................................
                  10,500   Rental Service Corp. (NON)                                      257,906
 ....................................................................................................
                  23,000   Ricoh Co., Ltd. (Japan)                                         285,846
 ....................................................................................................
                   7,300   Romac International, Inc. (NON)                                 178,394
 ....................................................................................................
                  11,900   Staff Leasing, Inc. (NON)                                       224,613
 ....................................................................................................
                   8,560   The Registry, Inc. (NON)                                        392,690
 ....................................................................................................
                  64,595   Xerox Corp.                                                   4,767,918
----------------------------------------------------------------------------------------------------
                                                                                        23,428,996
----------------------------------------------------------------------------------------------------
Cable Television (-%)
 ....................................................................................................
                  36,600   Multicanal Participacoes S.A. ADR
                           (Brazil) (NON)                                                  215,025
----------------------------------------------------------------------------------------------------
Chemicals (0.9%)
 ....................................................................................................
                   6,556   Akzo-Nobel N.V. (Netherlands)                                 1,131,282
 ....................................................................................................
                  31,960   Bayer AG ADR (Germany)                                        1,194,501
 ....................................................................................................
                   7,337   Ciba Specialty Chemicals AG
                           (Switzerland) (NON)                                             873,512
 ....................................................................................................
                  32,398   du Pont (E.I.) de Nemours & Co., Ltd.                         1,945,905
 ....................................................................................................
                  31,480   Eastman Chemical Co.                                          1,875,028
 ....................................................................................................
                  41,270   Witco Chemical Corp.                                          1,684,332
----------------------------------------------------------------------------------------------------
                                                                                         8,704,560
----------------------------------------------------------------------------------------------------
Computer Equipment (0.1%)
 ....................................................................................................
                  11,800   Asustek Computer, Inc. GDR (Taiwan) (NON)                       224,200
 ....................................................................................................
                   4,000   PMC - Sierra, Inc. (NON)                                        124,000
 ....................................................................................................
                  48,235   Seagate Technology, Inc. (NON)                                  928,524
----------------------------------------------------------------------------------------------------
                                                                                         1,276,724
----------------------------------------------------------------------------------------------------
Computer Services and Software (3.9%)
 ....................................................................................................
                  10,800   Analysts International Corp.                                    372,600
 ....................................................................................................
                   7,000   Arbor Software Corp. (NON)                                      283,500
 ....................................................................................................
                   3,000   Aspect Development, Inc. (NON)                                  156,000
 ....................................................................................................
                  14,000   Aware, Inc. (NON)                                               143,500
 ....................................................................................................
                   8,200   Best Software, Inc. (NON)                                        75,850
 ....................................................................................................
                  44,200   BMC Software, Inc. (NON)                                      2,900,625
 ....................................................................................................
                  44,800   Compaq Computer Corp. (NON)                                   2,528,400
 ....................................................................................................
                  11,800   Complete Business Solutions, Inc. (NON)                         513,300
 ....................................................................................................
                 126,930   Computer Associates Intl., Inc.                               6,711,424
 ....................................................................................................
                  11,412   Computer Horizons Corp. (NON)                                   519,246
 ....................................................................................................
                  16,200   Computer Learning Centers, Inc. (NON)                           992,250
 ....................................................................................................
                   9,700   Computer Task Group, Inc.                                       344,956
 ....................................................................................................
                  51,300   Compuware Corp. (NON)                                         1,641,600
 ....................................................................................................
                  23,300   Dell Computer Corp. (NON)                                     1,957,200
 ....................................................................................................
                  10,600   Discreet Logic, Inc. (NON)                                      232,538
 ....................................................................................................
                  91,600   EMC Corp. (NON)                                               2,513,275
 ....................................................................................................
                   8,800   Harbinger Corp. (NON)                                           247,500
 ....................................................................................................
                   8,400   IDT Corp. (NON)                                                 170,100
 ....................................................................................................
                   8,900   Industri-Matematik International Corp.
                           (Sweden) (NON)                                                  262,550
 ....................................................................................................
                   4,200   Information Management Associates, Inc. (NON)                    39,375
 ....................................................................................................
                   8,965   Information Management Resources, Inc. (NON)                    336,188
 ....................................................................................................
                  17,000   Keane, Inc. (NON)                                               690,625
 ....................................................................................................
                   6,800   Legato Systems, Inc. (NON)                                      299,200
 ....................................................................................................
                  43,200   Microsoft Corp. (NON)                                         5,583,600
 ....................................................................................................
                     407   Midisoft Corp. (NON)                                                254
 ....................................................................................................
                  45,755   NCR Corp. (NON)                                               1,272,561
 ....................................................................................................
                  36,800   Parametric Technology Corp. (NON)                             1,743,400
 ....................................................................................................
                   8,400   Pegasus Systems, Inc. (NON)                                     124,950
 ....................................................................................................
                  84,200   PeopleSoft, Inc. (NON)                                        3,283,800
 ....................................................................................................
                  13,300   Peregrine Systems, Inc. (NON)                                   177,888
 ....................................................................................................
                   4,000   Peritus Software Services, Inc. (NON)                            81,500
 ....................................................................................................
                   3,800   Pinnacle Systems, Inc. (NON)                                     92,625
 ....................................................................................................
                  11,700   Simione Central Holdings, Inc. (NON)                            105,300
 ....................................................................................................
                  11,900   Simulation Sciences Inc. (NON)                                  190,400
 ....................................................................................................
                   1,900   Software AG Systems, Inc. (NON)                                  27,550
 ....................................................................................................
                   8,700   Summit Design, Inc. (NON)                                        90,263
 ....................................................................................................
                  17,575   Technology Solutions Co. (NON)                                  463,541
----------------------------------------------------------------------------------------------------
                                                                                        37,169,434
----------------------------------------------------------------------------------------------------
Computers (-%)
 ....................................................................................................
                  13,000   Acer Inc. GDR (Taiwan) (NON)                                     99,125
----------------------------------------------------------------------------------------------------
Conglomerates (0.8%)
 ....................................................................................................
                 252,218   BTR PLC (United Kingdom)                                        765,270
 ....................................................................................................
                  70,000   Hutchison Whampoa, Ltd. (Hong Kong)                             439,149
 ....................................................................................................
                 162,500   Lonrho PLC (South Africa)                                       247,225
 ....................................................................................................
                  69,224   Securicor Group PLC Class A
                           (United Kingdom)                                                325,899
 ....................................................................................................
                  63,555   Tenneco, Inc.                                                 2,510,423
 ....................................................................................................
                 218,632   Tomkins PLC (United Kingdom)                                  1,049,125
 ....................................................................................................
                  35,025   TRW, Inc.                                                     1,869,459
----------------------------------------------------------------------------------------------------
                                                                                         7,206,550
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (-%)
 ....................................................................................................
                 160,000   Guangdong Kelon Elec Holding
                           (Hong Kong)                                                     164,197
----------------------------------------------------------------------------------------------------
Consumer Non Durables (2.4%)
 ....................................................................................................
                  38,400   American Brands, Inc.                                         2,822,400
 ....................................................................................................
                 168,241   B A T Industries PLC (United Kingdom)                         1,536,959
 ....................................................................................................
                  22,000   Estee Lauder Cos. Class A                                     1,131,625
 ....................................................................................................
                  13,500   French Fragrances Inc. (NON)                                    123,188
 ....................................................................................................
                     910   Hedstrom Holdings, Inc. 144A                                      1,137
 ....................................................................................................
                   4,300   Holt's Cigar Holdings, Inc. (NON)                                39,238
 ....................................................................................................
                  65,000   KAO Corp. (Japan)                                               937,476
 ....................................................................................................
                  66,940   Kimberly-Clark Corp.                                          3,300,979
 ....................................................................................................
                  92,900   Kimberly-Clark de Mexico, S.A. de C.V.
                           Class A (Mexico)                                                455,166
 ....................................................................................................
                  35,900   Liz Claiborne, Inc.                                           1,501,069
 ....................................................................................................
                  23,000   Onward Kashiyama Co. Ltd. (Japan)                               266,436
 ....................................................................................................
                  64,440   Philip Morris Cos., Inc.                                      2,919,938
 ....................................................................................................
                  60,800   Procter & Gamble Co.                                          4,852,600
 ....................................................................................................
                  42,000   PT Gudang Garam (Indonesia)                                      65,141
 ....................................................................................................
                  44,460   RJR Nabisco Holdings Corp.                                    1,667,250
 ....................................................................................................
                  34,599   Svenska Cellulosa AB Class B, (Sweden)                          778,648
 ....................................................................................................
                   9,200   Wesley Jessen VisionCare, Inc. (NON)                            358,800
----------------------------------------------------------------------------------------------------
                                                                                        22,758,050
----------------------------------------------------------------------------------------------------
Consumer Products (0.5%)
 ....................................................................................................
                  54,335   Clorox Co.                                                    4,295,861
 ....................................................................................................
                   6,500   General Cigar Holdings, Inc. (NON)                              138,531
 ....................................................................................................
                  12,500   Home Products International, Inc. (NON)                         146,875
 ....................................................................................................
                     600   Souza Cruz S.A. (Brazil)                                          4,839
 ....................................................................................................
                   5,700   Weider Nutrition Internatiional, Inc.                            70,894
----------------------------------------------------------------------------------------------------
                                                                                         4,657,000
----------------------------------------------------------------------------------------------------
Consumer Related (0.1%)
 ....................................................................................................
                 112,400   Unilever Group (United Kingdom)                                 965,661
----------------------------------------------------------------------------------------------------
Consumer Services (0.9%)
 ....................................................................................................
                   2,900   American Coin Merchandising, Inc. (NON)                          51,113
 ....................................................................................................
                     130   AmeriKing, Inc. (NON)                                             6,500
 ....................................................................................................
                   2,200   Applied Graphics Technologies, Inc.                             117,150
 ....................................................................................................
                   6,600   Bright Horizons, Inc. (NON)                                     123,750
 ....................................................................................................
                  16,100   Dollar Thrify Automotive Group, Inc. (NON)                      330,050
 ....................................................................................................
                   6,900   Fine Host Corp. (NON)                                            34,500
 ....................................................................................................
                   6,700   Indian Hotels, Co. Ltd. GDR (India)                             123,950
 ....................................................................................................
                  41,100   Interpublic Group Cos. Inc.                                   2,047,294
 ....................................................................................................
                  78,000   Kentucky Fried Chicken Holdings Berhad
                           (Malaysia)                                                      126,454
 ....................................................................................................
                   6,600   Learning Tree International, Inc. (NON)                         190,575
 ....................................................................................................
                   9,300   Market Facts, Inc. (NON)                                        155,775
 ....................................................................................................
                  45,400   Marriott International, Inc.                                  3,143,950
 ....................................................................................................
                   5,600   Morton's Restaurant Group, Inc. (NON)                           113,400
 ....................................................................................................
                  14,350   On Assignment, Inc. (NON)                                       380,275
 ....................................................................................................
                   4,200   PJ America Inc. (NON)                                            63,000
 ....................................................................................................
                  19,000   Rent-Way, Inc.                                                  351,500
 ....................................................................................................
                   8,150   Stewart Enterprises, Inc. Class A                               379,994
 ....................................................................................................
                  13,950   Strayer Education, Inc. (NON)                                   460,350
 ....................................................................................................
                   8,200   Travel Services International Inc. (NON)                        194,750
 ....................................................................................................
                   3,100   Trendwest Resorts, Inc. (NON)                                    70,913
----------------------------------------------------------------------------------------------------
                                                                                         8,465,243
----------------------------------------------------------------------------------------------------
Correctional Facilities (-%)
 ....................................................................................................
                   8,000   Wackenhut Corrections Corp. (NON)                               215,000
----------------------------------------------------------------------------------------------------
Education (0.1%)
 ....................................................................................................
                  10,100   Education Management Corp.                                      313,100
 ....................................................................................................
                  11,500   Youth Services International, Inc. (NON)                        180,406
----------------------------------------------------------------------------------------------------
                                                                                           493,506
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (3.7%)
 ....................................................................................................
                     166   ABB AG Bearer (Switzerland) (NON)                               208,423
 ....................................................................................................
                   5,500   Act Manufacturing, Inc. (NON)                                    77,688
 ....................................................................................................
                   7,000   Adflex Solutions, Inc. (NON)                                    112,875
 ....................................................................................................
                  16,300   Advanced Lighting Technologies, Inc. (NON)                      309,700
 ....................................................................................................
                   2,500   Applied Micro Circuits Corp. (NON)                               30,938
 ....................................................................................................
                   3,800   Ase Test Limited (Taiwan) (NON)                                 248,425
 ....................................................................................................
                   4,300   ATMI, Inc.                                                      104,275
 ....................................................................................................
                   6,300   Brooks Automation, Inc.                                         115,763
 ....................................................................................................
                  41,000   Canon, Inc. (Japan)                                             956,194
 ....................................................................................................
                  18,500   Computer Products, Inc. (NON)                                   418,563
 ....................................................................................................
                  72,400   Cookson Group PLC (United Kingdom)                              235,194
 ....................................................................................................
                  15,386   Credence Systems Corp. (NON)                                    455,810
 ....................................................................................................
                  15,286   Delaware Global Technologies Corp. (NON)                        152,860
 ....................................................................................................
                  17,580   Eaton Corp.                                                   1,569,015
 ....................................................................................................
                  11,700   EFTC Corp. (NON)                                                190,125
 ....................................................................................................
                  37,515   Emerson Electric Co.                                          2,117,253
 ....................................................................................................
                   9,000   Flextronics International Ltd. (NON)                            310,500
 ....................................................................................................
                 107,000   General Electric Co.                                          7,851,125
 ....................................................................................................
                 151,162   General Electric Co. PLC
                           (United Kingdom)                                                983,355
 ....................................................................................................
                  13,900   Harmonic Lightwaves, Inc. (NON)                                 151,163
 ....................................................................................................
                   4,200   Helix Technology Corp.                                           81,900
 ....................................................................................................
                  58,615   Hewlett-Packard Co.                                           3,663,438
 ....................................................................................................
                   7,000   Hirose Electric Co. Ltd. (Japan)                                358,189
 ....................................................................................................
                   2,900   Innovative Valve Technologies, Inc. (NON)                        58,725
 ....................................................................................................
                   5,400   Integrated Process Equipment Corp. (NON)                         85,050
 ....................................................................................................
                  46,210   Intel Corp.                                                   3,246,253
 ....................................................................................................
                   3,900   LeCroy Corp. (NON)                                              117,975
 ....................................................................................................
                   6,300   Micrel, Inc. (NON)                                              176,400
 ....................................................................................................
                  15,481   Molins PLC (United Kingdom)                                      74,287
 ....................................................................................................
                  11,000   Murata Manufacturing Co. Ltd. (Japan)                           276,793
 ....................................................................................................
                  46,000   Omron Corp. (Japan)                                             719,908
 ....................................................................................................
                  19,102   Philips Electronics N.V. (Netherlands)                        1,146,497
 ....................................................................................................
                   7,000   Photronics, Inc. (NON)                                          169,750
 ....................................................................................................
                  11,300   Power Integrations, Inc. (NON)                                  104,525
 ....................................................................................................
                   7,000   Rohm Co. Ltd. (Japan)                                           714,231
 ....................................................................................................
                   4,824   Sanmina Corp. (NON)                                             326,826
 ....................................................................................................
                   5,100   SDL, Inc. (NON)                                                  73,950
 ....................................................................................................
                  17,026   SGS-Thomson Microelectronics ADR
                           (France) (NON)                                                1,039,650
 ....................................................................................................
                  15,400   Siebe PLC (United Kingdom)                                      303,465
 ....................................................................................................
                   7,200   Siliconware Precision Industries Co. GDR
                           (Taiwan) (NON)                                                   92,340
 ....................................................................................................
                  13,000   Sony Corp. (Japan)                                            1,156,885
 ....................................................................................................
                   8,200   Taiwan Semiconductor Manufacturing Co.
                           ADR (Taiwan) (NON)                                              149,138
 ....................................................................................................
                  97,270   Texas Instruments, Inc.                                       4,377,150
 ....................................................................................................
                  10,000   Tokyo Electron Ltd. (Japan)                                     320,675
----------------------------------------------------------------------------------------------------
                                                                                        35,433,244
----------------------------------------------------------------------------------------------------
Energy-Related (0.1%)
 ....................................................................................................
                 124,000   Beijing Datang Power
                           Generation Co., Ltd. (China) (NON)                               56,823
 ....................................................................................................
                  12,800   BSES Ltd. (India) (NON)                                         224,000
 ....................................................................................................
                   7,500   Huaneng Power International, Inc. ADR
                           (China)(NON)                                                    173,906
 ....................................................................................................
                   3,400   KTI, Inc. (NON)                                                  55,675
 ....................................................................................................
                  86,000   Malakoff Berhard (Malaysia)                                     179,259
----------------------------------------------------------------------------------------------------
                                                                                           689,663
----------------------------------------------------------------------------------------------------
Entertainment (0.6%)
 ....................................................................................................
                 106,000   Berjaya Sports Toto Berhad (Malaysia)                           271,410
 ....................................................................................................
                  44,300   Carnival Corp. Class A                                        2,453,113
 ....................................................................................................
                  20,400   ITT Corp. (NON)                                               1,690,650
 ....................................................................................................
                   6,500   Penske Motorsports, Inc. (NON)                                  161,688
 ....................................................................................................
                 102,000   Resorts World Bhd (Malaysia)                                    171,925
 ....................................................................................................
                  13,800   Signature Resorts, Inc. (NON)                                   301,875
 ....................................................................................................
                  14,400   Vistana, Inc.                                                   331,200
----------------------------------------------------------------------------------------------------
                                                                                         5,381,861
----------------------------------------------------------------------------------------------------
Environmental Control (0.6%)
 ....................................................................................................
                  55,305   Browning-Ferris Industries, Inc.                              2,046,285
 ....................................................................................................
                   8,005   Compagnie Generale des Eaux (France) (NON)                    1,116,420
 ....................................................................................................
                   9,600   Superior Services, Inc. (NON)                                   277,200
 ....................................................................................................
                  55,200   USA Waste Services, Inc. (NON)                                2,166,600
 ....................................................................................................
                   6,500   Waterlink, Inc. (NON)                                           107,250
----------------------------------------------------------------------------------------------------
                                                                                         5,713,755
----------------------------------------------------------------------------------------------------
Food and Beverages (3.1%)
 ....................................................................................................
                  77,700   Bass PLC (United Kingdom)                                     1,210,162
 ....................................................................................................
                  31,000   Campbell Soup Co.                                             1,801,875
 ....................................................................................................
                 216,000   China Foods Holdings Ltd. (Hong Kong) (NON)                      71,100
 ....................................................................................................
                  82,800   Coca-Cola Enterprises, Inc.                                   2,944,575
 ....................................................................................................
                  22,600   Companhia Brasileira de Distribuicao
                           Grupo Pao de Acucar ADR (Brazil) (NON)                          437,875
 ....................................................................................................
                  48,100   ConAgra, Inc.                                                 1,578,281
 ....................................................................................................
                 126,700   Fomento Economico Mexicano, S.A.
                           de C.V. Class B, (Mexico)(NON)                                1,018,378
 ....................................................................................................
                  41,085   General Mills, Inc.                                           2,942,713
 ....................................................................................................
                 292,828   Goodman Fielder Ltd. ADR (Australia)                            465,140
 ....................................................................................................
                 132,856   Greencore Group PLC (Ireland)                                   625,238
 ....................................................................................................
                  75,000   Guangnan Holdings (Hong Kong)                                    61,477
 ....................................................................................................
                  42,665   Heinz (H.J.) Co.                                              2,167,915
 ....................................................................................................
                   1,600   NBTY, Inc.                                                       53,400
 ....................................................................................................
                   1,312   Nestle S.A. (Switzerland)                                     1,965,082
 ....................................................................................................
                  95,000   NgFung Hong Ltd. (Hong Kong)                                     99,944
 ....................................................................................................
                  20,200   Panamerican Beverages, Inc. Class A,
                           (Mexico)                                                        659,025
 ....................................................................................................
                  57,380   PepsiCo, Inc.                                                 2,090,784
 ....................................................................................................
                  45,325   Quaker Oats Co. (The)                                         2,390,894
 ....................................................................................................
                  14,950   Ralston-Ralston Purina Group                                  1,389,416
 ....................................................................................................
                  69,770   Sara Lee Corp.                                                3,928,923
 ....................................................................................................
                  63,520   Whitman Corp.                                                 1,655,490
----------------------------------------------------------------------------------------------------
                                                                                        29,557,687
----------------------------------------------------------------------------------------------------
Funeral/Cemetery Services (-%)
 ....................................................................................................
                  15,050   Equity Corporation International (NON)                          348,031
----------------------------------------------------------------------------------------------------
Health Care (0.6%)
 ....................................................................................................
                   6,437   American HomePatient, Inc. (NON)                                151,270
 ....................................................................................................
                  25,550   Cardinal Health, Inc.                                         1,919,444
 ....................................................................................................
                   7,000   Carematrix Corp. (NON)                                          201,250
 ....................................................................................................
                   5,450   Compdent Corp. (NON)                                            110,533
 ....................................................................................................
                   8,885   Concentra Managed Care, Inc.                                    299,869
 ....................................................................................................
                  98,400   HEALTHSOUTH Corp. (NON)                                       2,730,600
 ....................................................................................................
                   6,600   IMPATH, Inc. (NON)                                              216,150
 ....................................................................................................
                   4,600   NCS HealthCare, Inc. Class A (NON)                              121,325
 ....................................................................................................
                   1,700   Pediatrix Medical Group, Inc. (NON)                              72,675
 ....................................................................................................
                   6,050   Renal Care Group, Inc. (NON)                                    193,600
----------------------------------------------------------------------------------------------------
                                                                                         6,016,716
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (0.1%)
 ....................................................................................................
                   8,600   Centennial HealthCare Corp. (NON)                               195,650
 ....................................................................................................
                   7,700   Medquist, Inc. (NON)                                            267,575
 ....................................................................................................
                   3,900   Monarch Dental Corp. (NON)                                       51,675
 ....................................................................................................
                  10,125   National Surgery Centers, Inc. (NON)                            265,781
 ....................................................................................................
                   3,400   OrthAlliance, Inc. Class A (NON)                                 31,025
 ....................................................................................................
                  11,500   Phymatrix, Inc. (NON)                                           181,125
 ....................................................................................................
                  12,000   ProMedCo Management Co. (NON)                                   121,500
----------------------------------------------------------------------------------------------------
                                                                                         1,114,331
----------------------------------------------------------------------------------------------------
Insurance and Finance (10.6%)
 ....................................................................................................
                  20,041   ABN AMRO Holding N.V. (Netherlands)                             390,730
 ....................................................................................................
                  37,870   Ahmanson (H.F.) & Co.                                         2,534,923
 ....................................................................................................
                 118,128   Allied Irish Banks PLC (Ireland)                              1,145,544
 ....................................................................................................
                  59,400   American Express Co.                                          5,301,450
 ....................................................................................................
                  44,290   American General Corp.                                        2,394,428
 ....................................................................................................
                  33,300   American International Group, Inc.                            3,621,375
 ....................................................................................................
                  38,715   AON Corp.                                                     2,269,667
 ....................................................................................................
                  10,300   Associates First Capital Corp.                                  732,588
 ....................................................................................................
                     336   Baer Holdings AG (Switzerland)                                  623,031
 ....................................................................................................
                  34,205   Banc One Corp.                                                1,857,759
 ....................................................................................................
                  53,800   Banco Bradesco BRC . (Brazil)                                   530,287
 ....................................................................................................
                  12,100   Banco Frances del Rio de la Plata ADR
                           (Argentina)                                                     331,238
 ....................................................................................................
                  21,348   Banco Frances del Rio de la Plata S.A.
                           ADR (Argentina)                                                 198,149
 ....................................................................................................
                  29,000   Bangkok Bank Public Co., Ltd. (Thailand)                         72,651
 ....................................................................................................
                 200,000   Bank Leumi Le-Israel (Israel)                                   336,011
 ....................................................................................................
                  63,930   Bank of Ireland (Ireland)                                       986,469
 ....................................................................................................
                  21,880   Bank of Nova Scotia (Canada)                                  1,031,079
 ....................................................................................................
                  70,200   BankAmerica Corp.                                             5,124,600
 ....................................................................................................
                  12,400   BankBoston Corp.                                              1,164,825
 ....................................................................................................
                  19,516   Bankers Trust New York Corp. (CUS)                            2,194,330
 ....................................................................................................
                   8,590   Banque Nationale de Paris (France)                              456,241
 ....................................................................................................
                  15,090   Beneficial Corp.                                              1,254,356
 ....................................................................................................
                  11,275   CIGNA Corp.                                                   1,951,280
 ....................................................................................................
                  26,900   Comerica, Inc.                                                2,427,725
 ....................................................................................................
                  39,846   Commonwealth Bank of Australia
                           (Australia)                                                     456,540
 ....................................................................................................
                   3,690   Compagnie Financiere de Paribas
                           Class A (France)                                                320,417
 ....................................................................................................
                  58,900   Conseco Inc.                                                  2,676,269
 ....................................................................................................
                   1,200   Crestar Financial Corp.                                          68,400
 ....................................................................................................
                  76,000   Dao Heng Bank Group Ltd. (Hong Kong)                            189,833
 ....................................................................................................
                  14,200   Deutsche Bank AG (Germany) (NON)                              1,003,003
 ....................................................................................................
                  59,000   Development Bank of Singapore Ltd.
                           (Singapore)                                                     505,413
 ....................................................................................................
                   9,400   Fifth Third Bancorp                                             768,450
 ....................................................................................................
                  63,290   First Chicago NBD Corp.                                       5,284,715
 ....................................................................................................
                  49,200   First National Bank Holdings Ltd.
                           (South Africa)                                                  437,479
 ....................................................................................................
                  10,320   First Tennessee National Corp.                                  688,860
 ....................................................................................................
                  23,100   Franklin Resources, Inc.                                      2,008,256
 ....................................................................................................
                 170,000   Grupo Financiero Banamex Accival,
                           S.A. de C.V. Class B (Mexico) (NON)                             509,241
 ....................................................................................................
                  63,800   Guoco Group Ltd. (Hong Kong)                                    156,066
 ....................................................................................................
                  28,500   Haci Omer Sabanci Holdings (Turkey)(NON)                        434,625
 ....................................................................................................
                  16,700   Healthcare Recoveries, Inc.                                     371,575
 ....................................................................................................
                   1,408   Housing & Coml Bank Korea GDR (Korea)                            10,208
 ....................................................................................................
                  46,461   HSBC Holdings PLC (United Kingdom)                            1,145,512
 ....................................................................................................
                  30,300   Industrial Finance Corp. of Thailand
                           (Thailand)                                                        4,681
 ....................................................................................................
                  30,754   Internationale Nederlanden Groep
                           (Netherlands)                                                 1,296,343
 ....................................................................................................
                  21,000   Liberty Life Association fo Africa Ltd.                         539,679
 ....................................................................................................
                  71,000   Malaysian Assurance Alliance Berhad
                           Class A (Malaysia) (NON)                                         81,487
 ....................................................................................................
                 123,712   MBNA Corp.                                                    3,378,884
 ....................................................................................................
                  18,465   Mercantile Bancorpation, Inc.                                 1,135,598
 ....................................................................................................
                  19,566   Morgan (J.P.) & Co., Inc.                                     2,208,512
 ....................................................................................................
                  41,200   Morgan Stanley, Dean Witter,
                           Discover and Co.                                              2,435,950
 ....................................................................................................
                  16,300   National City Corp.                                           1,071,725
 ....................................................................................................
                 128,000   Nikko Securities Co. Ltd. (Japan)                               339,762
 ....................................................................................................
                  34,000   Overseas Chinese Banking Corp.
                           (Singapore)                                                     198,215
 ....................................................................................................
                  53,000   Overseas Union Bank Ltd. (Singapore)                            203,361
 ....................................................................................................
                  84,915   PNC Bank Corp.                                                4,845,462
 ....................................................................................................
                   8,140   Promise Co., Ltd. (Japan)                                       452,118
 ....................................................................................................
                  38,450   QBE Insurance Group Ltd. (Australia)                            172,889
 ....................................................................................................
                  22,440   Regions Financial Corp.                                         946,688
 ....................................................................................................
                   7,950   Reinsurance Group America, Inc.                                 338,372
 ....................................................................................................
                  22,900   Royal & Sun Alliance Insurance
                           Group PLC (United Kingdom)                                      231,482
 ....................................................................................................
                   9,000   Royal Bank of Canada (Canada)                                   477,960
 ....................................................................................................
                  31,000   Sivensa A ADR (Sweden)                                          129,707
 ....................................................................................................
                   5,494   Societe Generale (France)                                       747,979
 ....................................................................................................
                     700   Southtrust Corp.                                                 44,406
 ....................................................................................................
                  13,000   State Bank of India 144A GDR (India)                            225,875
 ....................................................................................................
                  21,020   Summit Bancorp                                                1,119,315
 ....................................................................................................
                  16,775   SunTrust Banks, Inc.                                          1,197,316
 ....................................................................................................
                  63,800   Tele-Communications TCI ventures
                           Group Class A (NON)                                           1,806,338
 ....................................................................................................
                 102,348   Travelers Group Inc.                                          5,513,999
 ....................................................................................................
                  19,935   Union Planters Corp.                                          1,354,334
 ....................................................................................................
                   1,143   United Bank of Switzerland (Switzerland)                      1,651,739
 ....................................................................................................
                 119,000   United Overseas Bank Ltd. (Singapore) (NON)                     661,898
 ....................................................................................................
                  99,550   USF&G Corp.                                                   2,196,322
 ....................................................................................................
                  75,575   Washington Mutual, Inc.                                       4,822,630
 ....................................................................................................
                   5,400   Wells Fargo & Co.                                             1,832,963
 ....................................................................................................
                 145,900   Westpac Banking Corp. (Australia)                               932,333
 ....................................................................................................
                  13,500   Yapi ve Kredi Bankasi A.S. GDR (Turkey) (NON)                   519,750
 ....................................................................................................
                     905   Zurich Versicherungs-Gesellschaft
                           (Switzerland)                                                   430,982
----------------------------------------------------------------------------------------------------
                                                                                       101,512,652
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.0%)
 ....................................................................................................
                  58,325   Baxter International, Inc.                                    2,941,767
 ....................................................................................................
                   4,700   CN Biosciences, Inc. (NON)                                      117,500
 ....................................................................................................
                  11,400   Cytyc Corp. (NON)                                               283,575
 ....................................................................................................
                   7,400   Igen, Inc. (NON)                                                 98,050
 ....................................................................................................
                   5,900   Minimed, Inc. (NON)                                             229,363
 ....................................................................................................
                   9,600   Ranbaxy Laboratories GDR Ltd. (India)                           246,000
 ....................................................................................................
                  10,300   Sabratek Corp. (NON)                                            296,125
 ....................................................................................................
                   6,800   Spine-Tech, Inc. (NON)                                          349,775
 ....................................................................................................
                 106,000   Tyco International Ltd. (NON)                                 4,776,625
 ....................................................................................................
                   5,100   Xomed Surgical Products Inc. (NON)                              122,400
----------------------------------------------------------------------------------------------------
                                                                                         9,461,180
----------------------------------------------------------------------------------------------------
Metals and Mining (0.3%)
 ....................................................................................................
                  86,500   Billiton PLC (United Kingdom) (NON)                             222,296
 ....................................................................................................
                  33,300   Companhia Vale do Rio Doce ADR
                           (Brazil)                                                        659,373
 ....................................................................................................
                  10,200   Compania Siderurgica Nacional (Brazil)                          283,333
 ....................................................................................................
                   7,200   Hindalco Industries Ltd. (Luxembourg) (NON)                     141,750
 ....................................................................................................
                  20,900   KGHM Polska Miedz S.A. GDR (Poland) (NON)                       143,688
 ....................................................................................................
                  16,300   Madeco S. A. ADR (Chile)                                        248,575
 ....................................................................................................
                   2,240   Pohang Iron & Steel Company, Ltd.
                           (South Korea)                                                    62,478
 ....................................................................................................
                  69,820   Rio Tinto PLC (United Kingdom)                                  862,348
 ....................................................................................................
                  48,200   Sasol Ltd. (South Africa)                                       504,396
----------------------------------------------------------------------------------------------------
                                                                                         3,128,237
----------------------------------------------------------------------------------------------------
Oil and Gas (5.0%)
 ....................................................................................................
                  28,070   Amoco Corp.                                                   2,389,459
 ....................................................................................................
                  27,985   Atlantic Richfield Co.                                        2,242,298
 ....................................................................................................
                  78,412   British Petroleum Co. PLC
                           (United Kingdom)                                              1,034,411
 ....................................................................................................
                  24,490   British Petroleum PLC ADR
                           (United Kingdom)                                              1,951,547
 ....................................................................................................
                  66,126   Burmah Castrol PLC (United Kingdom)                           1,155,843
 ....................................................................................................
                  52,000   Cia Naviera Perez Co. (Argentina)                               371,354
 ....................................................................................................
                  27,952   Coastal Corp.                                                 1,731,277
 ....................................................................................................
                  10,636   Elf Aquitaine SA (France)                                     1,236,128
 ....................................................................................................
                  53,410   Elf Aquitane ADR (France)                                     3,131,161
 ....................................................................................................
                  75,000   Engen Ltd. (South Africa)                                       381,630
 ....................................................................................................
                  15,700   Enron Corp.                                                     652,531
 ....................................................................................................
                 226,476   Ente Nazionale Idrocarburi SPA (Italy) (NON)                  1,284,405
 ....................................................................................................
                  89,576   Exxon Corp.                                                   5,480,932
 ....................................................................................................
                  82,000   Halliburton Co.                                               4,258,875
 ....................................................................................................
                 144,000   Hong Kong and China Gas Co., Ltd.
                           (Hong Kong)                                                     278,825
 ....................................................................................................
                  18,375   Kerr-McGee Corp.                                              1,163,367
 ....................................................................................................
                   7,400   Lukoil Holding ADR (Russia)                                     680,800
 ....................................................................................................
                  55,540   Mobil Corp.                                                   4,009,294
 ....................................................................................................
                  61,146   Occidental Petroleum Corp.                                    1,792,342
 ....................................................................................................
                  16,100   Petroleo Brasileiro S/A-Petrobras ADR
                           (Brazil)                                                        380,363
 ....................................................................................................
                  13,900   Petroleo Brasileiro S/A-Petrobras ADR
                           (Brazil) (NON)                                                  328,388
 ....................................................................................................
                  12,300   PTT Exploration & Production PLC
                           (Thailand)                                                      142,259
 ....................................................................................................
                  23,600   Ramco Energy PLC ADR
                           (United Kingdom) (NON)                                          314,175
 ....................................................................................................
                  53,700   Schlumberger Ltd.                                             4,322,850
 ....................................................................................................
                 144,869   Shell Transportation & Trading
                           (United Kingdom)                                              1,051,112
 ....................................................................................................
                   2,400   Tatneft ADR (Russia)                                            342,000
 ....................................................................................................
                  58,735   Tosco Corp.                                                   2,220,917
 ....................................................................................................
                  12,591   Total Corp. ADR Class B, (France)                             1,369,269
 ....................................................................................................
                  50,400   YPF S.A. ADR (Argentina)                                      1,723,050
 ....................................................................................................
                 150,000   Zhenhai Refining and Chemical Co.
                           Class H, (China) (NON)                                           62,445
----------------------------------------------------------------------------------------------------
                                                                                        47,483,307
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.4%)
 ....................................................................................................
                  11,200   Asia Pulp & Paper Co. Ltd. ADR
                           (Singapore) (NON)                                               112,700
 ....................................................................................................
                  54,795   Boise Cascade Corp.                                           1,657,549
 ....................................................................................................
                  15,481   Mayr-Melnhof Karton AG 144A ADS
                           (Austria) (NON)                                                 205,123
 ....................................................................................................
                 296,000   PT Indah Kiat Pulp & Paper Corp.
                           (Indonesia)                                                      53,446
 ....................................................................................................
                  12,685   Temple Inland, Inc.                                             663,584
 ....................................................................................................
                  42,420   Willamette Industries, Inc.                                   1,365,394
----------------------------------------------------------------------------------------------------
                                                                                         4,057,796
----------------------------------------------------------------------------------------------------
Pharmaceuticals (5.0%)
 ....................................................................................................
                  39,490   American Home Products Corp.                                  3,020,985
 ....................................................................................................
                  16,894   Astra AB (Sweden)                                               292,870
 ....................................................................................................
                  89,160   Bristol-Myers Squibb Co.                                      8,436,765
 ....................................................................................................
                   8,150   Dura Pharmaceuticals, Inc. (NON)                                373,881
 ....................................................................................................
                  43,800   Glaxo Wellcome PLC (United Kingdom)                           1,040,057
 ....................................................................................................
                  23,445   Glaxo Wellcome PLC ADR
                           (United Kingdom) (NON)                                        1,122,429
 ....................................................................................................
                  39,200   Johnson & Johnson                                             2,582,300
 ....................................................................................................
                  35,900   Lilly (Eli) & Co.                                             2,499,538
 ....................................................................................................
                  12,700   Medicis Pharmaceutical Corp. Class A (NON)                      649,288
 ....................................................................................................
                  71,875   Merck & Co., Inc.                                             7,636,719
 ....................................................................................................
                     547   Novartis AG ADR (Switzerland)                                   887,027
 ....................................................................................................
                  73,000   Pfizer, Inc.                                                  5,443,063
 ....................................................................................................
                 119,867   Pharmacia & Upjohn, Inc.                                      4,390,129
 ....................................................................................................
                  13,709   Pharmacia & Upjohn, Inc. ADS (Sweden)                           504,694
 ....................................................................................................
                  17,000   Sankyo Co., Ltd. (Japan)                                        384,733
 ....................................................................................................
                  49,700   Schering-Plough Corp.                                         3,087,613
 ....................................................................................................
                   6,800   Trimeris, Inc. (NON)                                             88,400
 ....................................................................................................
                  39,100   Warner-Lambert Co.                                            4,848,400
 ....................................................................................................
                  18,000   Yamanouchi Pharmaceutical Co., Ltd.
                           (Japan)                                                         386,651
----------------------------------------------------------------------------------------------------
                                                                                        47,675,542
----------------------------------------------------------------------------------------------------
Photography (0.6%)
 ....................................................................................................
                  42,795   Eastman Kodak Co.                                             2,602,471
 ....................................................................................................
                  21,000   Fuji Photo Film Co. (Japan)                                     805,523
 ....................................................................................................
                  46,985   Polaroid Corp.                                                2,287,582
----------------------------------------------------------------------------------------------------
                                                                                         5,695,576
----------------------------------------------------------------------------------------------------
Publishing (0.8%)
 ....................................................................................................
                   5,000   Consolidated Graphics, Inc. (NON)                               233,125
 ....................................................................................................
                  88,000   Gannett Co., Inc.                                             5,439,500
 ....................................................................................................
                  23,445   McGraw-Hill, Inc.                                             1,734,930
 ....................................................................................................
                  11,200   Times Mirror Co. Class A                                        688,800
----------------------------------------------------------------------------------------------------
                                                                                         8,096,355
----------------------------------------------------------------------------------------------------
Real Estate (0.3%)
 ....................................................................................................
                 377,000   Amoy Properties Ltd. (Hong Kong)                                330,924
 ....................................................................................................
                 602,000   Ayala Land, Inc. Class B, (France)                              240,800
 ....................................................................................................
               1,822,000   Belle Corp. (Philippines) (NON)                                  71,058
 ....................................................................................................
                   1,200   CB Commercial Real Estate
                           Services Group, Inc. (R)(NON)                                    38,625
 ....................................................................................................
                  95,000   Cheung Kong Holdings Ltd. (Hong Kong)                           622,354
 ....................................................................................................
                  14,700   Grupo Accion, S.A. de C.V. 144A ADR
                           (Mexico) (NON)                                                  152,513
 ....................................................................................................
               1,000,000   SM Prime Holdings Inc.                                          150,000
 ....................................................................................................
                  17,500   Starwood Lodging Trust                                        1,012,813
 ....................................................................................................
                  42,000   Sun Hung Kai Properties Ltd.
                           (Hong Kong)                                                     292,766
----------------------------------------------------------------------------------------------------
                                                                                         2,911,853
----------------------------------------------------------------------------------------------------
Retail (4.3%)
 ....................................................................................................
                   3,750   99 Cents Only Stores (NON)                                      110,625
 ....................................................................................................
                 166,000   Cifra S.A. de CV (Mexico)                                       408,102
 ....................................................................................................
                  41,400   CompUSA, Inc. (NON)                                           1,283,400
 ....................................................................................................
                  49,400   Consolidated Stores Corp. (NON)                               2,170,513
 ....................................................................................................
                   6,000   Cost Plus, Inc. (NON)                                           174,000
 ....................................................................................................
                  72,700   Costco Companies, Inc. (NON)                                  3,244,238
 ....................................................................................................
                  78,327   CVS Corp.                                                     5,017,823
 ....................................................................................................
                  45,400   Dayton Hudson Corp.                                           3,064,500
 ....................................................................................................
                  10,500   Distribucion y Servicio D&S S.A. ADR
                           (Chile) (NON)                                                   194,906
 ....................................................................................................
                  43,800   Dixons Group PLC (United Kingdom)                               441,302
 ....................................................................................................
                   6,300   Hibbett Sporting Goods, Inc. (NON)                              138,600
 ....................................................................................................
                  29,900   Home Depot, Inc. (The)                                        1,760,363
 ....................................................................................................
                   6,100   Hot Topic, Inc. (NON)                                           138,775
 ....................................................................................................
                     900   Il Fornaio (America) Corp.                                       13,388
 ....................................................................................................
                  15,000   Ito-Yokado Co., Ltd. (Japan)                                    765,247
 ....................................................................................................
                  23,300   Jones Apparel Group, Inc. (NON)                               1,001,900
 ....................................................................................................
                 163,195   K mart Corp. (NON)                                            1,886,942
 ....................................................................................................
                   8,900   Linens 'N Things, Inc.                                          388,263
 ....................................................................................................
                  44,690   Lowe's Cos., Inc.                                             2,131,154
 ....................................................................................................
                   7,000   Men's Wearhouse, Inc. (The) (NON)                               243,250
 ....................................................................................................
                   1,300   Penney (J.C.) Co., Inc.                                          78,406
 ....................................................................................................
                   8,200   Piercing Pagoda, Inc. (NON)                                     235,750
 ....................................................................................................
                  59,000   PT Ramayana Lestari Sentosa (Indonesia)                          56,543
 ....................................................................................................
                  25,400   Rexall Sundown, Inc. (NON)                                      766,763
 ....................................................................................................
                  26,300   Safeway, Inc. (NON)                                           1,663,475
 ....................................................................................................
                  35,500   Supersol Ltd. ADR (NON) (Israel)                                499,219
 ....................................................................................................
                  15,500   The North Face, Inc. (NON)                                      341,000
 ....................................................................................................
                  69,500   TJX Cos., Inc. (The)                                          2,389,063
 ....................................................................................................
                  77,980   Toys R Us (NON)                                               2,451,496
 ....................................................................................................
                   7,600   Track 'n Trail Inc. (NON)                                        67,450
 ....................................................................................................
                  14,269   Vendex International N.V. (Netherlands)                         788,105
 ....................................................................................................
                 125,200   Wal-Mart Stores, Inc.                                         4,937,575
 ....................................................................................................
                  73,800   Walgreen Co.                                                  2,315,475
 ....................................................................................................
                  11,879   Wolverine World Wide, Inc.                                      268,762
----------------------------------------------------------------------------------------------------
                                                                                        41,436,373
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.1%)
 ....................................................................................................
                   9,200   Action Performance Cos., Inc. (NON)                             348,450
 ....................................................................................................
                   9,200   Guitar Center, Inc. (NON)                                       211,600
----------------------------------------------------------------------------------------------------
                                                                                           560,050
----------------------------------------------------------------------------------------------------
Telecommunications (1.6%)
 ....................................................................................................
                  23,400   Advanced Info Service Public Co., Ltd.
                           (Thailand)                                                      112,359
 ....................................................................................................
                   5,100   AmeriLink Corp. (NON)                                           131,325
 ....................................................................................................
                  47,000   Asia Satellite Telecommunications
                           Holdings Ltd. (Hong Kong)                                        80,388
 ....................................................................................................
                   9,700   Bell Canada International Inc. (NON)                            147,925
 ....................................................................................................
                   8,400   Black Box Corp. (NON)                                           297,150
 ....................................................................................................
                   6,000   Compania Anonima Nacional Telefonos de
                           Venezuela ADR (Venezuela) (NON)                                 249,750
 ....................................................................................................
                  25,800   Compania de Tele Chile ADS (Chile)                              770,775
 ....................................................................................................
                  64,256   Deutsche Telekom AG (Germany)                                 1,209,714
 ....................................................................................................
                  11,471   Deutsche Telekom AG ADR (Germany) (NON)                         213,647
 ....................................................................................................
                   5,450   Excel Switching Corp. (NON)                                      97,419
 ....................................................................................................
                  10,100   Hybrid Networks, Inc. (NON)                                     112,363
 ....................................................................................................
                   6,300   Intermedia Communications, Inc. (NON)                           382,725
 ....................................................................................................
                   4,200   ITC Deltacom, Inc.                                               69,300
 ....................................................................................................
                  29,900   Lucent Technologies, Inc.                                     2,388,263
 ....................................................................................................
                  19,200   Mahanagar Telephone Nigam Ltd. (India)                          296,640
 ....................................................................................................
                  11,250   Newbridge Networks Corp. (Canada) (NON)                         393,970
 ....................................................................................................
                   1,269   NEXTEL Communications, Inc. 144A
                           (acquired 9/12/97, cost $20,477)                                 31,344
 ....................................................................................................
                  10,457   Northern Telecom Ltd. (Canada) (NON)                            930,316
 ....................................................................................................
                  12,800   Omtool, Ltd. (NON)                                              131,200
 ....................................................................................................
                   9,997   Oy Nokia AB Class A, (Finland)                                  710,504
 ....................................................................................................
                  12,100   Philippine Long Distance ADR                                    266,200
 ....................................................................................................
                  14,659   Portugal Telecom S.A. (Portugal)                                680,739
 ....................................................................................................
                   9,100   Portugal Telecom S.A. ADR (Portugal)                            427,700
 ....................................................................................................
                   8,200   Premisys Communications, Inc. (NON)                             214,225
 ....................................................................................................
                  45,000   PT Indosat (Indonesia)                                           85,002
 ....................................................................................................
                  11,900   PT Telekomunikasi Indonesia ADR
                           (Indonesia) (NON)                                               131,644
 ....................................................................................................
                   3,500   RF Micro Devices, Inc. (NON)                                     43,094
 ....................................................................................................
                     340   SK Telecom Co., Ltd. (South Korea)                              105,330
 ....................................................................................................
                  18,279   Telefonaktiebolaget LM Ericsson Class B,
                           (Sweden)                                                        687,917
 ....................................................................................................
                  40,300   Tellabs, Inc. (NON)                                           2,130,863
 ....................................................................................................
                  12,000   Videsh Sanchar Nigam Ltd. GDR (India)(NON)                      162,000
 ....................................................................................................
                 291,244   Vodafone Group PLC (United Kingdom)                           2,108,350
 ....................................................................................................
                  12,900   WinStar Communications. Inc.                                    321,694
----------------------------------------------------------------------------------------------------
                                                                                        16,121,835
----------------------------------------------------------------------------------------------------
Textiles (-%)
 ....................................................................................................
                 177,000   PT Indorama Synthetics (Indonesia)                               80,308
----------------------------------------------------------------------------------------------------
Transportation (1.0%)
 ....................................................................................................
                  23,500   Canadian National Railway Co. (Canada) (NON)                  1,110,375
 ....................................................................................................
                  16,420   Delta Air Lines, Inc.                                         1,953,980
 ....................................................................................................
                  10,050   Expeditors International of
                           Washington, Inc.                                                386,925
 ....................................................................................................
                   5,450   Jevic Transportation, Inc. (NON)                                 87,881
 ....................................................................................................
                  16,900   Linea Aerea Nacional Chile S.A. ADR
                           (Chile) (NON)                                                   230,263
 ....................................................................................................
                     610   Norfolk Southern Corp.                                           18,796
 ....................................................................................................
                  41,300   Peninsular and Oriental Steam
                           Navigation Co. (United Kingdom)                                 471,618
 ....................................................................................................
                  50,530   Ryder System, Inc.                                            1,654,858
 ....................................................................................................
                  21,000   Tata Engineering & Locomotive Co., Ltd.
                           GDR (India) (NON)                                               173,250
 ....................................................................................................
                  41,705   Union Pacific Corp.                                           2,603,956
 ....................................................................................................
                  33,000   Yamato Transport Co., Ltd. (Japan)                              443,038
----------------------------------------------------------------------------------------------------
                                                                                         9,134,940
----------------------------------------------------------------------------------------------------
Utilities (3.4%)
 ....................................................................................................
                  34,195   American Telephone & Telegraph Co.                            2,094,444
 ....................................................................................................
                  26,780   Bell Atlantic Corp.                                           2,436,980
 ....................................................................................................
                  46,570   BellSouth Corp.                                               2,622,473
 ....................................................................................................
                   2,800   Centrais Eletricas de Santa Catarina S.A.
                           144A GDR (Brazil) (NON)                                         295,400
 ....................................................................................................
                  15,000   Companhia Energetica de Minas Gerais
                           ADR (Brazil)                                                    652,500
 ....................................................................................................
                  70,328   Electricidade de Portugal S.A. (Portugal) (NON)               1,332,752
 ....................................................................................................
                  57,000   Electricity Generating Public Co. Ltd.
                           (Thailand)                                                      107,098
 ....................................................................................................
                  31,500   Ericsson (L. M.) Telephone Co. ADR
                           Class B, (Sweden)                                             1,175,344
 ....................................................................................................
                  43,000   Hong Kong Electric Holdings Ltd.
                           (Hong Kong)                                                     163,467
 ....................................................................................................
                  28,800   Korea Electric Power Corp. (South Korea)                        266,761
 ....................................................................................................
                  16,000   Kurita Water Industries Ltd. (Japan)                            163,253
 ....................................................................................................
                  84,000   Manila Electric Co. Class B (Philippines)                       281,400
 ....................................................................................................
                   7,500   Mosenergo ADR (Russia) (NON)                                    277,500
 ....................................................................................................
                  66,328   SBC Communications, Inc.                                      4,858,526
 ....................................................................................................
                 162,895   Scottish Power PLC (United Kingdom)                           1,445,143
 ....................................................................................................
                 134,450   Sprint Corp.                                                  7,882,131
 ....................................................................................................
                   6,600   Telebras Co. ADR (Brazil)                                       768,488
 ....................................................................................................
                  17,600   Telefonica de Argentina S.A. ADR
                           (Argentina)                                                     655,600
 ....................................................................................................
                  11,500   Telefonos de Mexico S.A. ADR Class L
                           (Mexico)                                                        644,719
 ....................................................................................................
                 100,000   Telekom Malaysia (Malaysia)                                     295,934
 ....................................................................................................
                  18,500   Unified Energy Ststems GDR (Russia)(NON)                        555,000
 ....................................................................................................
                  49,720   US West Communicatioins, Inc.                                 2,243,615
 ....................................................................................................
                  20,377   Veba (Vereinigte Elektrizitaets Bergwerks)
                           AG (Germany)                                                  1,388,311
----------------------------------------------------------------------------------------------------
                                                                                        32,606,839
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $466,788,469)                                        $584,854,433
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (8.7%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
FRF           39,330,000   France (Government of) bonds
                           5 1/2s, 2007                                                 $6,608,328
 ....................................................................................................
DEM           15,195,000   Germany (Federal Republic of) bonds
                           Ser. 97, 6s, 2007                                             8,827,129
 ....................................................................................................
DEM           17,975,000   Germany (Federal Republic of) bonds
                           Ser. 92, 7 1/4s, 2002                                        11,001,940
 ....................................................................................................
DEM           23,880,000   Germany (Federal Republic of) bonds
                           Ser. 92, 8s, 2002                                            14,968,165
 ....................................................................................................
DEM           21,345,000   Germany (Federal Republic of) bonds
                           Ser. 97, 6s, 2007                                            12,393,871
 ....................................................................................................
DEM            9,020,000   Germany (Federal Republic of)
                           Unity Fund bonds 8s, 2002                                     5,603,637
 ....................................................................................................
NZD            3,565,000   New Zealand (Government of)
                           bonds 10s, 2002                                               2,263,098
 ....................................................................................................
NZD            2,705,000   New Zealand (Government of)
                           bonds 8s, 2004                                                1,630,087
 ....................................................................................................
USD            1,810,000   Quebec (Province of) deb. Ser. NM,
                           7 1/8s, 2024                                                  1,864,137
 ....................................................................................................
USD              280,000   Russia (Government of) deb. principal
                           loans FRB 6.719s, 2020                                          173,600
 ....................................................................................................
ZAR            4,605,000   South Africa (Republic of) bonds
                           Ser. 153, 13s, 2010                                             901,308
 ....................................................................................................
SEK           20,900,000   Sweden (Government of) bonds,
                           Ser. 1037, 8s, 2007                                           3,014,210
 ....................................................................................................
GBP            3,775,000   United Kingdom Treasury bonds
                           7 1/2s, 2006                                                  6,703,551
 ....................................................................................................
GBP            4,565,000   United Kingdom Treasury bonds 7s, 2002                        7,661,753
----------------------------------------------------------------------------------------------------
                           Total Foreign Government Bonds
                           and Notes (cost $85,115,114)                                $83,614,814
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (8.9%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
U.S. Government Agency Mortgage Obligations (7.7%)
 ....................................................................................................
              $1,408,947   Federal Home Loan Mortgage Corp.
                             8 1/2s, with due dates from July 1, 2026
                             to August 1, 2027                                          $1,470,589
 ....................................................................................................
                           Federal National Mortgage Association
                           Adjustable Rate Mortgages
 ....................................................................................................
                 435,543     7.346s, July 1, 2025                                          442,961
 ....................................................................................................
               2,118,600     7s, with due dates from October 1, 2012
                             to December 1, 2012                                         2,151,692
 ....................................................................................................
                           Federal National Mortgage Association
                           Pass-through Certificates
 ....................................................................................................
               1,450,569     9 1/2s, Dwarf, May 1, 2007                                  1,514,264
 ....................................................................................................
               1,374,829     7.4s, May 1, 2026                                           1,352,488
 ....................................................................................................
                 459,061     7 1/2s, July 1, 2007                                          475,441
 ....................................................................................................
               1,550,000     6 3/8s, August 15, 2007                                     1,017,122
 ....................................................................................................
               6,662,492     6 1/2s, with due dates from
                             August 1, 2025 to September 1, 2027                         6,579,219
 ....................................................................................................
               5,123,127     5 1/2s, Dwarf, with due dates from
                             February 1, 2011 to June 1, 2011                            4,948,588
 ....................................................................................................
                           Government National Mortgage Association
 ....................................................................................................
                 635,000     7s, TBA, January 15, 2028                                     640,156
 ....................................................................................................
                 450,000     7s, TBA, January 15, 2028                                     460,053
 ....................................................................................................
               1,415,000     6s, TBA, January 16, 2028                                   1,427,381
 ....................................................................................................
                 275,000     5 1/2s, TBA, March 15, 2028                                   275,429
 ....................................................................................................
               4,335,000     5 1/2s, TBA, February 16, 2028                              4,321,453
 ....................................................................................................
                           Government National Mortgage Association
                           Adjustable Rate Mortgages
 ....................................................................................................
               1,405,829     7 3/8s, with due dates from
                             April 20, 2023 to June 20, 2026                             1,446,052
 ....................................................................................................
                 117,282     7 1/8s, September 20, 2023                                    120,104
 ....................................................................................................
               1,957,199     6 7/8s, with due dates from
                             November 20, 2021 to
                             October 20, 2025                                            1,992,939
 ....................................................................................................
                 946,766     6 1/2s, August 20, 2025                                       972,655
 ....................................................................................................
               1,013,429     6s, with due dates from May 20, 2024
                             to June 20, 2024                                            1,040,261
 ....................................................................................................
                 652,524     5 1/2s, November 1, 2023                                      671,389
 ....................................................................................................
                           Government National Mortgage Association
                           Pass-through Certificates
 ....................................................................................................
                  82,567     11s, December 15, 2015                                         94,011
 ....................................................................................................
               1,138,696     10s, June 15, 2013                                          1,255,560
 ....................................................................................................
                 294,793     8 1/2s, with due dates from
                             May 15, 2026 to November 15, 2026                             309,626
 ....................................................................................................
              19,155,187     7 1/2s, with due dates from
                             January 15, 2024 to October 15, 2027                       19,622,303
 ....................................................................................................
              14,819,171     7s, with due dates from July 15, 2025
                             to November 15, 2027                                       14,940,720
 ....................................................................................................
               3,688,314     7s, Midget, with due dates from
                             September 15, 2010 to
                             November 15, 2012                                           3,755,151
----------------------------------------------------------------------------------------------------
                                                                                        73,297,607
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (1.3%)
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
               1,090,000     6 1/8s, August 15, 2007                                     1,120,149
 ....................................................................................................
               7,290,000     5 3/4s, November 15, 2000 #                                 7,303,632
 ....................................................................................................
               3,590,000     5 5/8s, October 31, 1999 #                                  3,586,625
----------------------------------------------------------------------------------------------------
                                                                                        12,010,406
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $84,866,217)                                          $85,308,013
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (9.7%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Advertising (0.1%)
 ....................................................................................................
                 $95,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                  $104,025
 ....................................................................................................
                  75,000   Lamar Advertising Co. company guaranty
                           8 5/8s, 2007                                                     76,781
 ....................................................................................................
                 255,000   Lamar Advertising Co. sr. sub. notes
                           9 5/8s, 2006                                                    272,850
 ....................................................................................................
                  10,000   Outdoor Comunications Inc. sr. sub.
                           notes 9 1/4s, 2007                                               10,225
 ....................................................................................................
                 100,000   Outdoor Systems, Inc. company guaranty
                           8 7/8s, 2007                                                    104,250
 ....................................................................................................
                  15,000   Outdoor Systems, Inc. sr. sub. notes
                           9 3/8s, 2006                                                     15,938
 ....................................................................................................
                 112,000   Universal Outdoor, Inc. sr. sub. notes
                           9 3/4s, 2006                                                    125,720
----------------------------------------------------------------------------------------------------
                                                                                           709,789
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.2%)
 ....................................................................................................
                 325,000   BE Aerospace sr. sub. notes Ser. B,
                           9 7/8s, 2006                                                    342,875
 ....................................................................................................
                  25,000   K & F Industries, Inc.144A sr. sub. notes
                           9 1/4s, 2007                                                     25,625
 ....................................................................................................
                 275,000   Lockheed Martin Corp. company guaranty
                           7 1/4s, 2006                                                    288,225
 ....................................................................................................
               1,125,000   Raytheon Co notes 6.45s, 2002                                 1,130,524
 ....................................................................................................
                   5,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                           5,200
 ....................................................................................................
                  10,000   Tracor, Inc. sr. sub. notes 8 1/2s, 2007                         10,100
----------------------------------------------------------------------------------------------------
                                                                                         1,802,549
----------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ....................................................................................................
                 585,000   Potash Corp. of Saskatchewan notes
                           7 1/8s, 2007 (Cananda)                                          598,315
 ....................................................................................................
                 579,913   Premium Standard Farms, Inc. sr. secd.
                           notes 11s, 2003 (PIK)                                           637,904
----------------------------------------------------------------------------------------------------
                                                                                         1,236,219
----------------------------------------------------------------------------------------------------
Apparel (-%)
 ....................................................................................................
                  60,000   GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                   61,800
 ....................................................................................................
                  50,000   Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                     52,938
----------------------------------------------------------------------------------------------------
                                                                                           114,738
----------------------------------------------------------------------------------------------------
Automotive (-%)
 ....................................................................................................
                  30,000   Delco Remy International, Inc. 144A
                           sr. notes 8 5/8s, 2007                                           30,413
 ....................................................................................................
                  30,000   Hayes Wheels International, Inc.
                           company guaranty Ser. B, 9 1/8s, 2007                            31,013
 ....................................................................................................
                  75,000   Lear Corp. sub. notes 9 1/2s, 2006                               82,500
 ....................................................................................................
                  45,000   Safety Components International, Inc.
                           sr. sub. notes Ser. B, 10 1/8s, 2007                             46,575
----------------------------------------------------------------------------------------------------
                                                                                           190,501
----------------------------------------------------------------------------------------------------
Basic Industrial Products (-%)
 ....................................................................................................
                 105,000   Clark-Schwebel sr. notes 10 1/2s, 2006                          114,450
 ....................................................................................................
                  55,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                        58,538
----------------------------------------------------------------------------------------------------
                                                                                           172,988
----------------------------------------------------------------------------------------------------
Biotechnology (0.1%)
 ....................................................................................................
                 660,000   Millipore Corp. notes 7.2s, 2002                                672,877
----------------------------------------------------------------------------------------------------
Broadcasting (0.3%)
 ....................................................................................................
                  40,000   Acme Television/Finance 144A sr. disc.
                           notes stepped-coupon zero %
                           (10 7/8s, 9/30/00), 2004 (STP)                                   29,450
 ....................................................................................................
                 115,000   Affinity Group Holdings sr. notes 11s, 2007                     122,475
 ....................................................................................................
                  50,000   American Telecasting, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (14 1/2s, 8/15/00), 2005 (STP)                                   15,000
 ....................................................................................................
                  77,000   Argyle Television Corp. sr. sub. notes
                           9 3/4s, 2005                                                     86,240
 ....................................................................................................
                 175,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero %
                           (12 3/4s, 2/1/02), 2009 (STP)                                   124,250
 ....................................................................................................
                 110,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                    110,550
 ....................................................................................................
                  10,000   Central European Media Enterprises Ltd.
                           sr. notes 9 3/8s, 2004 (Bermuda)                                  9,900
 ....................................................................................................
                 150,000   Chancellor Media Corp. 144A sr. sub.
                           notes 8 1/8s, 2007                                              146,813
 ....................................................................................................
                  40,000   Citadel Broadcasting Co. 144A
                           10 1/4s, 2007                                                    43,300
 ....................................................................................................
                 100,000   Comcast Corp. sr. sub. notes 9 1/2s, 2008                       105,996
 ....................................................................................................
                  95,000   Commodore Media, Inc. sr. sub. notes
                           stepped-coupon zero % (7 1/2s, 5/1/98),
                           2003 (STP)                                                      106,400
 ....................................................................................................
                 130,000   Fox/Liberty Networks LLC 144A sr.
                           discount notes stepped-coupon zero %
                           (9 3/4s,8/15/02), 2007 (STP)                                     83,200
 ....................................................................................................
                  60,000   Fox/Liberty Networks LLC 144A sr.
                           notes 8 7/8s, 2007                                               59,850
 ....................................................................................................
                 150,000   Granite Broadcasting Corp. sr. sub. notes
                           10 3/8s, 2005                                                   157,125
 ....................................................................................................
                 225,000   Granite Broadcasting Corp. sr. sub. notes
                           9 3/8s, 2005                                                    227,813
 ....................................................................................................
                  15,000   Gray Communications Systems, Inc.
                           sr. sub. notes 10 5/8s, 2006                                     16,200
 ....................................................................................................
                 110,000   JCAC, Inc. sr. sub. notes 10 1/8s, 2006                         119,625
 ....................................................................................................
                   5,000   Jacor Communications, Inc. company
                           guaranty 9 3/4s, 2006                                             5,375
 ....................................................................................................
                  75,000   Jacor Communications, Inc. 144A
                           company guaranty 8 3/4s, 2007                                    76,875
 ....................................................................................................
                  75,000   Marcus Cable Co. (L.P.) sr. sub. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 8/1/99), 2004 (STP)                                    69,375
 ....................................................................................................
                  10,000   Radio One Inc. company guaranty
                           stepped-coupon Ser. B, 7s,
                           (12s, 5/1/00), 2004 (STP)                                         9,900
 ....................................................................................................
                 275,000   SFX Broadcasting, Inc. sr. sub. notes
                           Ser. B, 10 3/4s, 2006                                           301,813
 ....................................................................................................
                 300,000   Sinclair Broadcast Group, Inc. sr. sub. notes
                           8 3/4s, 2007                                                    298,500
 ....................................................................................................
                  75,000   Sinclair Broadcasting Group sr. sub. notes
                           10s, 2005                                                        79,500
 ....................................................................................................
                  80,000   Spanish Broadcasting sr. notes Ser. B,
                           11s, 2004                                                        88,000
 ....................................................................................................
                 100,000   Sullivan Broadcasting sr. sub. notes
                           10 1/4s, 2005                                                   107,000
 ....................................................................................................
                 150,000   UIH Australia/Pacific, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (14s, 5/15/01), 2006 (Australia) (STP)                           99,000
----------------------------------------------------------------------------------------------------
                                                                                         2,699,525
----------------------------------------------------------------------------------------------------
Building Products (-%)
 ....................................................................................................
                  75,000   Southdown, Inc. sr. sub. notes Ser. B,
                           10s, 2006                                                        82,313
----------------------------------------------------------------------------------------------------
Building and Construction (-%)
 ....................................................................................................
                  55,000   Atrium Companies Inc. sub. notes
                           10 1/2s, 2006                                                    57,750
 ....................................................................................................
                  10,000   Building Materials Corp. sr. notes Ser. B,
                           8 5/8s, 2006                                                     10,325
 ....................................................................................................
                  10,000   Cemex S.A. 144A bonds 12 3/4s, 2006
                           (Mexico)                                                         11,975
 ....................................................................................................
                  25,000   Cia Latino Americana 144A company
                           guaranty 11 5/8s, 2004 (Argentina)                               25,250
 ....................................................................................................
                   5,000   Consumers International 144A sr. notes
                           10 1/4s, 2005                                                     5,450
 ....................................................................................................
                  80,000   Continental Homes Holding Corp.
                           sr. notes 10s, 2006                                              85,600
 ....................................................................................................
                  75,000   GS Superhighway Holdings 144A
                           sr. notes 10 1/4s, 2007                                          72,938
 ....................................................................................................
                  75,000   M.D.C. Holdings, Inc. notes Ser. B,
                           11 1/8s, 2003                                                    82,875
 ....................................................................................................
                  35,000   Presley Cos. sr. notes 12 1/2s, 2001                             33,600
 ....................................................................................................
                  20,000   Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                      22,600
 ....................................................................................................
                  10,000   Waxman Industries Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (12 3/4s, 6/1/99), 2004 (STP)                                     8,850
 ....................................................................................................
                  25,000   American Architectural Products Corp.
                           144A sr. notes 11 3/4s, 2007                                     25,250
----------------------------------------------------------------------------------------------------
                                                                                           442,463
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.1%)
 ....................................................................................................
                  20,000   Iron Mountain, Inc. med. term notes
                           company guaranty 10 1/8s, 2006                                   22,000
 ....................................................................................................
                  50,000   Iron Mountain, Inc. 144A sr. sub. notes
                           8 3/4s, 2009                                                     51,250
 ....................................................................................................
                  50,000   Outsourcing Solutions, Inc. sr. sub. notes
                           Ser. B, 11s, 2006                                                55,250
 ....................................................................................................
                 106,000   Pierce Leahy Corp. sr. sub. notes
                           11 1/8s, 2006                                                   119,780
 ....................................................................................................
                 153,000   United Stationer Supply, Inc. sr. sub.
                           notes 12 3/4s, 2005                                             174,038
 ....................................................................................................
                  40,000   Williams Scotsman, Inc. 144A sr. notes
                           9 7/8s, 2007                                                     41,200
 ....................................................................................................
                  15,000   Axiohm Transactions Solutions 144A
                           sr. sub. notes 9 3/4s, 2007                                      15,225
----------------------------------------------------------------------------------------------------
                                                                                           478,743
----------------------------------------------------------------------------------------------------
Cable Television (0.2%)
 ....................................................................................................
                  10,000   Adelphia Communications Corp. sr. notes
                           Ser. B, 10 1/4s, 2000                                            10,350
 ....................................................................................................
                 200,000   Adelphia Communications Corp. sr. notes
                           Ser. B, 9 7/8s, 2007                                            210,500
 ....................................................................................................
                   5,237   Adelphia Communications Corp. sr. notes
                           9 1/2s, 2004 (PIK)                                                5,368
 ....................................................................................................
                 300,000   Cablevision Systems Corp. sr. sub. notes
                           9 7/8s, 2013                                                    330,750
 ....................................................................................................
                  10,000   Cablevision Systems Corp. sr. sub. notes
                           9 1/4s, 2005                                                     10,600
 ....................................................................................................
                 100,000   Century Communications Corp. sr. notes
                           9 1/2s, 2005                                                    106,000
 ....................................................................................................
                 200,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 9/30/99), 2004
                           (United Kingdom) (STP)                                          180,000
 ....................................................................................................
                 126,600   Falcon Holdings Group, Inc. sr. sub. notes
                           11s, 2003 (PIK)                                                 136,412
 ....................................................................................................
                 115,000   Fox Kids Worldwide Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (10 1/4s, 11/1/02), 2007 (STP)                                   68,138
 ....................................................................................................
                 275,000   Fox Kids Worldwide Inc. 144A sr. notes
                           9 1/4s, 2007                                                    266,750
 ....................................................................................................
                 160,000   Frontiervision Operating Partners L.P.
                           sr. sub. notes 11s, 2006                                        177,600
 ....................................................................................................
                 100,000   FrontierVision Operating Partners LP
                           sr. disc. notes stepped-coupon zero %
                           (11 7/8s, 9/15/01), 2007 (STP)                                   74,000
 ....................................................................................................
                  50,000   Heartland Wireless Communications, Inc.
                           sr. notes Ser. B, 14s, 2004                                      19,000
----------------------------------------------------------------------------------------------------
                                                                                         1,595,468
----------------------------------------------------------------------------------------------------
Chemicals (0.3%)
 ....................................................................................................
                 115,000   Harris Chemical N.A. Corp. sr. sub. notes
                           10 3/4s, 2003                                                   123,050
 ....................................................................................................
                 110,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 9.094s, 2007                                                113,575
 ....................................................................................................
                 105,000   ISP Holdings, Inc. sr. notes Ser. B,
                           9 3/4s, 2002                                                    110,775
 ....................................................................................................
                  95,000   NL Industries, Inc. sr. notes
                           stepped-coupon zero % (13s, 10/15/98),
                           2005 (STP)                                                       94,525
 ....................................................................................................
                  25,000   Pharmaceutical Fine Chemicals 144A
                           sr. sub. notes 9 3/4s, 2007 (Switzerland)                        25,375
 ....................................................................................................
                 280,000   Sociedad Quimica Y Minera de Chile S.A.
                           144A bonds 7.7s, 2006 (Chile)                                   286,650
 ....................................................................................................
               1,710,000   Solutia Inc. bonds 6.72s, 2037                                1,733,564
 ....................................................................................................
                  50,000   Sovereign Specialty Chemical 144A
                           sr. sub. notes 9 1/2s, 2007                                      51,375
 ....................................................................................................
                 100,000   Sterling Chemicals Holdings sr. disc. notes
                           stepped-coupon zero % (13 1/2s, 8/15/01),
                           2008 (STP)                                                       61,000
 ....................................................................................................
                  50,000   Trikem S.A. 144A bonds 10 5/8s, 2007
                           (Brazil)                                                         45,000
 ....................................................................................................
                  80,000   Union Carbide Global Enterprises sr. sub.
                           notes Ser. B, 12s, 2005                                          89,600
----------------------------------------------------------------------------------------------------
                                                                                         2,734,489
----------------------------------------------------------------------------------------------------
Computer Services and Software (-%)
 ....................................................................................................
                  25,000   DecisionOne Corp. sr. sub. notes
                           9 3/4s, 2007                                                     25,625
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (-%)
 ....................................................................................................
                  35,000   CLN Holdings, Inc. sr. disc. notes
                           zero %, 2001                                                     21,088
 ....................................................................................................
                  35,000   Foamex, L.P. company guaranty
                           9 7/8s, 2007                                                     35,875
 ....................................................................................................
                  35,000   Hedstrom Corp. 144A 10s, 2007                                    35,263
 ....................................................................................................
                  15,000   Hedstrom Holdings, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                         9,000
 ....................................................................................................
                 140,000   Icon Fitness Corp. 144A sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (14s, 11/15/01), 2006 (STP)                                      79,100
 ....................................................................................................
                  25,000   Remington Products Co. sr. sub. notes
                           Ser. B, 11s, 2006                                                21,000
----------------------------------------------------------------------------------------------------
                                                                                           201,326
----------------------------------------------------------------------------------------------------
Consumer Durables (-%)
 ....................................................................................................
                  30,000   French Fragrances, Inc. sr. notes Ser. B,
                           10 3/8s, 2007                                                    31,500
 ....................................................................................................
                  30,000   Sealy Mattress Co. 144A sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 12/15/02), 2007 (STP)                                  18,150
----------------------------------------------------------------------------------------------------
                                                                                            49,650
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.3%)
 ....................................................................................................
                  20,000   Amscan Holdings, Inc. 144A sr. sub. notes
                           9 7/8s, 2007                                                     20,450
 ....................................................................................................
                  50,000   Carson, Inc. 144A sr. sub. notes
                           10 3/8s, 2007                                                    50,000
 ....................................................................................................
                 360,000   Guess Jeans, Inc. sr. sub. notes
                           9 1/2s, 2003                                                    369,900
 ....................................................................................................
                 530,000   Philip Morris Cos., Inc. deb. 7 3/4s, 2027                      572,368
 ....................................................................................................
               1,340,000   Philip Morris Cos., Inc. notes 7 1/2s, 2002                   1,386,444
 ....................................................................................................
               1,065,000   Sampoerna International Finance Co.
                           144A company guaranty 8 3/8s, 2006
                           (Indonesia)                                                     784,287
 ....................................................................................................
                  10,000   Viasystems Inc. sr. sub notes 9 3/4s, 2007                       10,325
----------------------------------------------------------------------------------------------------
                                                                                         3,193,774
----------------------------------------------------------------------------------------------------
Consumer Products (-%)
 ....................................................................................................
                  50,000   Revlon Worldwide Corp. sr. disc. notes
                           Ser. B, zero %, 2001                                             34,875
----------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
 ....................................................................................................
                 160,000   Coinmach Corp. sr. notes Ser. B,
                           11 3/4s, 2005                                                   177,200
 ....................................................................................................
                  25,000   Coinmach Corp. 144A sr. notes
                           11 3/4s, 2005                                                    27,750
 ....................................................................................................
                  55,000   FRD Acquisition Co. sr. notes Ser. B,
                           12 1/2s, 2004                                                    59,744
 ....................................................................................................
                 105,000   Host Marriott Travel Plaza sr. notes
                           Ser. B, 9 1/2s, 2005                                            111,825
 ....................................................................................................
                 350,000   John Q Hammons Hotels, Inc. 1st mtge.
                           8 7/8s, 2004                                                    357,875
 ....................................................................................................
                 150,000   Jones Intercable, Inc. sr. notes 9 5/8s, 2002                   160,875
 ....................................................................................................
                 150,000   Jones Intercable, Inc. sr. sub. deb.
                           10 1/2s, 2008                                                   162,750
 ....................................................................................................
                 150,000   Prime Hospitality Corp. 1st mtge.
                           9 1/4s, 2006                                                    158,250
 ....................................................................................................
                  95,000   Prime Hospitality Corp. sub. notes
                           9 3/4s, 2007                                                    101,650
 ....................................................................................................
                 150,000   Sun International Hotels Ltd. sr. sub.
                           notes 8 5/8s, 2007                                              152,250
----------------------------------------------------------------------------------------------------
                                                                                         1,470,169
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (0.1%)
 ....................................................................................................
                  20,000   Argo-Tech Corp. 144A sr. sub. notes
                           8 5/8s, 2007                                                     20,000
 ....................................................................................................
                  55,000   Celestica International Ltd. 144A sr. sub.
                           notes 10 1/2s, 2006 (Canada)                                     58,025
 ....................................................................................................
                  64,047   Cirent Semiconductor sr. sub. notes
                           10.22s, 2002                                                     65,409
 ....................................................................................................
                  67,971   Cirent Semiconductor 144A sr. sub. notes
                           10.14s, 2004                                                     69,586
 ....................................................................................................
                  30,000   Details, Inc. 144A sr. sub. notes 10s, 2005                      30,825
 ....................................................................................................
                  40,000   DII Group, Inc. 144A sr. sub. notes
                           8 1/2s, 2007                                                     39,300
 ....................................................................................................
                 120,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                   126,900
 ....................................................................................................
                  55,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                              57,750
 ....................................................................................................
                  74,232   Fairchild Semiconductor Corp. 144A
                           sr. sub. notes 11.74s, 2008                                      76,459
 ....................................................................................................
                 350,000   Figgie International, Inc. sr. notes
                           9 7/8s, 1999                                                    362,250
 ....................................................................................................
                  35,000   Flextronics Internationsl Ltd. 144A
                           sr. sub. notes 8 3/4s, 2007                                      34,913
 ....................................................................................................
                  40,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                    41,500
 ....................................................................................................
                 117,000   International Semi-Tech. Corp. sr. secd.
                           disc. notes stepped-coupon zero %
                           (11 1/2s, 8/15/00), 2003 (Canada) (STP)                          42,120
 ....................................................................................................
                  95,000   Motors and Gears, Inc. sr. notes Ser. B,
                           10 3/4s, 2006                                                   100,700
 ....................................................................................................
                  20,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                    20,600
----------------------------------------------------------------------------------------------------
                                                                                         1,146,337
----------------------------------------------------------------------------------------------------
Energy-Related (-%)
 ....................................................................................................
                  60,000   AES Corp. sr. sub. notes 8 3/8s, 2007                            59,850
 ....................................................................................................
                   5,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004                                            4,600
----------------------------------------------------------------------------------------------------
                                                                                            64,450
----------------------------------------------------------------------------------------------------
Entertainment (0.5%)
 ....................................................................................................
                 575,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2009                                                    589,375
 ....................................................................................................
                 120,000   Argosy Gaming Co. 1st mtge.
                           13 1/4s, 2004                                                   125,400
 ....................................................................................................
                 175,000   Cinemark USA, Inc. sr. sub. notes
                           9 5/8s, 2008                                                    180,688
 ....................................................................................................
                  50,000   Coast Hotels & Casinos, Inc. company
                           guaranty Ser. B, 13s, 2002                                       56,500
 ....................................................................................................
                 185,150   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003 (PIK)                                       196,259
 ....................................................................................................
                 140,000   Fitzgeralds Gaming Corp. 144A
                           company guaranty 12 1/4s, 2004                                  140,000
 ....................................................................................................
                  90,000   Empress River Casino sr. notes
                           10 3/4s, 2002                                                    97,200
 ....................................................................................................
                 100,000   Harveys Casino Resorts sr. sub. notes
                           10 5/8s, 2006                                                   109,000
 ....................................................................................................
                  75,000   Hollywood Casino Corp. sr. notes
                           12 3/4s, 2003                                                    80,438
 ....................................................................................................
                  10,000   Isle of Capri Black Hawk LLC 144A
                           1st mortgage 13s, 2004                                           10,100
 ....................................................................................................
                 110,000   Lady Luck Gaming Corp. 1st mtge.
                           11 7/8s, 2001                                                   111,650
 ....................................................................................................
                  90,000   Mohegan Tribal Gaming sr. secd. notes
                           Ser. B, 13 1/2s, 2002                                           115,425
 ....................................................................................................
                  20,000   Penn National Gaming, Inc. 144A
                           sr. notes 10 5/8s, 2004                                          20,800
 ....................................................................................................
                 100,000   Premier Parks, Inc. sr. notes Ser. A,
                           12s, 2003                                                       111,125
 ....................................................................................................
                  90,000   PRT Funding Corp. sr. notes 11 5/8s, 2004                        70,200
 ....................................................................................................
                 225,000   Six Flags Corp. sr. sub. notes
                           stepped-coupon zero %
                           (12 1/4s, 6/15/98), 2005 (STP)                                  239,625
 ....................................................................................................
                 365,000   Time Warner Entertainment Co. notes
                           8 7/8s, 2012                                                    428,116
 ....................................................................................................
               1,080,000   Time Warner Entertainment sr. notes
                           8 3/8s, 2033                                                  1,236,341
 ....................................................................................................
                  80,000   Trump A.C. 1st mtge. company guaranty
                           11 1/4s, 2006                                                    79,000
 ....................................................................................................
                 800,000   Viacom International, Inc. sub. deb.
                           8s, 2006                                                        804,000
----------------------------------------------------------------------------------------------------
                                                                                         4,801,242
----------------------------------------------------------------------------------------------------
Environmental Control (0.2%)
 ....................................................................................................
                  25,000   Allied Waste Industries, Inc. company
                           guaranty 10 1/4s, 2006                                           27,438
 ....................................................................................................
                 140,000   Allied Waste Industries, Inc. sr. disc. notes
                           stepped-coupon zero % (11.3s, 6/1/07),
                           2007 (STP)                                                       97,300
 ....................................................................................................
               1,705,000   WMX Technologies Inc. notes 7.1s, 2026                        1,763,243
----------------------------------------------------------------------------------------------------
                                                                                         1,887,981
----------------------------------------------------------------------------------------------------
Food and Beverages (0.4%)
 ....................................................................................................
                  30,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                    31,200
 ....................................................................................................
                  50,000   Ameriserve Food Co. company guaranty
                           8 7/8s, 2006                                                     50,250
 ....................................................................................................
                  45,000   Aurora Foods, Inc. sr. sub. notes Ser. B,
                           9 7/8s, 2007                                                     47,475
 ....................................................................................................
                   5,000   Canandaigua Wine Co. sr. sub. notes
                           Ser. C, 8 3/4s, 2003                                              5,050
 ....................................................................................................
                  35,000   Chiquita Brands sr. notes 9 5/8s, 2004                           35,656
 ....................................................................................................
                  25,000   Del Monte Corp. sr. sub. notes Ser. B,
                           12 1/4s, 2007                                                    28,188
 ....................................................................................................
                  65,000   Fleming Companies, Inc. 144A sr. sub.
                           notes 10 1/2s, 2004                                              68,575
 ....................................................................................................
               2,425,000   Philip Morris Companies., Inc. notes
                           7 1/2s, 2004                                                  2,539,630
 ....................................................................................................
                 350,000   Ralphs Grocery Co. sr. notes 10.45s, 2004                       395,500
 ....................................................................................................
                 200,000   Signature Brands Ltd. sr. sub. notes 13s,
                           2002 (Canada)                                                   222,000
 ....................................................................................................
                  20,000   Southern Foods Group 144A sr. sub.
                           notes 9 7/8s, 2007                                               20,900
 ....................................................................................................
                 135,000   Stater Brothers Holdings sr. notes
                           11s, 2001                                                       148,500
 ....................................................................................................
                 100,000   Stater Brothers Holdings 144A sr. sub.
                           notes 9s, 2004                                                  104,000
 ....................................................................................................
                  15,000   Windy Hill Pet Food Co. sr. sub. notes
                           9 3/4s, 2007                                                     15,600
----------------------------------------------------------------------------------------------------
                                                                                         3,712,524
----------------------------------------------------------------------------------------------------
Health Care (0.2%)
 ....................................................................................................
                  60,000   Genesis Eldercare 144A sr. sub. notes
                           9s, 2007                                                         58,875
 ....................................................................................................
                 105,000   Genesis Health Ventures, Inc. sr. sub.
                           notes 9 1/4s, 2006                                              107,363
 ....................................................................................................
                  40,000   Integrated Health Services, Inc. 144A
                           sr. sub. notes 9 1/2s, 2007                                      41,200
 ....................................................................................................
                  85,000   Integrated Health Services, Inc. 144A
                           sr. sub. notes 9 1/4s, 2008                                      86,700
 ....................................................................................................
                 630,000   Manor Care, Inc. sr. notes 7 1/2s, 2006                         620,575
 ....................................................................................................
                 100,000   Merit Behavioral Care sr. sub. notes
                           11 1/2s, 2005                                                   115,500
 ....................................................................................................
                  60,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                        61,200
 ....................................................................................................
                 130,000   Paragon Health Networks, Inc. 144A
                           sr. sub. notes 9 1/2s, 2007                                     130,325
 ....................................................................................................
                 275,000   Tenet Healthcare Corp. sr. sub. notes
                           8 5/8s, 2007                                                    283,938
----------------------------------------------------------------------------------------------------
                                                                                         1,505,676
----------------------------------------------------------------------------------------------------
Insurance and Finance (2.6%)
 ....................................................................................................
                 100,000   Aames Financial Corp. sr. notes
                           9 1/8s, 2003                                                     97,000
 ....................................................................................................
                 385,000   Abbey National First Capital PLC
                           sub. notes 7.35s, 2049 (United Kingdom)                         403,072
 ....................................................................................................
               2,335,000   Aegon NV sub. notes 8s, 2006
                           (Netherlands)                                                 2,539,873
 ....................................................................................................
                 530,000   AFC Capital Trust company guaranty
                           Ser. B, 8.207s, 2027                                            583,742
 ....................................................................................................
                 215,000   Allstate Financing II company guaranty
                           7.83s, 2045                                                     223,407
 ....................................................................................................
               1,515,000   American General Institute 144A
                           company guaranty 8 1/8s, 2046                                 1,685,862
 ....................................................................................................
                 105,000   Banco Nacional Comercio Exterior
                           sovereign eurobond 11 1/4s, 2006
                           (Mexico)                                                        116,550
 ....................................................................................................
                 805,000   Banponce Financial Corp. med. term
                           note 7 1/8s, 2002                                               822,758
 ....................................................................................................
                 115,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2005                                                    118,450
 ....................................................................................................
                  80,000   Colonial Capital I 144A company
                           guaranty 8.92s, 2027                                             85,863
 ....................................................................................................
                 995,000   Conseco Inc. sr. notes 10 1/2s, 2004                          1,197,264
 ....................................................................................................
                  40,000   Delta Financial Corp. sr. notes 9 1/2s, 2004                     39,700
 ....................................................................................................
                  35,000   Dime Capital Trust I bank guaranty Ser. A,
                           9.33s, 2027                                                      39,591
 ....................................................................................................
                  30,000   Dine S.A. de C.V. 144A company guaranty
                           8 3/4s, 2007 (Luxembourg)                                        28,500
 ....................................................................................................
                  45,000   Dollar Financial Group Inc. sr. notes
                           Ser. A, 10 7/8s, 2006                                            48,600
 ....................................................................................................
                  60,000   Espirto Santo Centrais 144A sr. notes
                           10s, 2007 (Luxembourg)                                           57,600
 ....................................................................................................
                 325,000   First Financial Caribbean Corp. sr. notes
                           7.84s, 2006                                                     341,656
 ....................................................................................................
                 120,000   First Nationwide Holdings sr. notes
                           12 1/2s, 2003                                                   136,200
 ....................................................................................................
                 100,000   First Nationwide Holdings sr. sub. notes
                           10 5/8s, 2003                                                   111,750
 ....................................................................................................
                 765,000   Firstar Bank Milwaukee sr. bank notes
                           6 1/4s, 2002                                                    764,402
 ....................................................................................................
                 570,000   Greenpoint Bank sr. notes 6.7s, 2002                            574,469
 ....................................................................................................
                  30,000   Greenpoint Capital Trust I company
                           guaranty 9.1s, 2027                                              33,428
 ....................................................................................................
                 885,000   Hartford Life, Inc. 7.1s, 2007 (ITT)                            916,081
 ....................................................................................................
                  60,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                   59,700
 ....................................................................................................
                  85,000   Imperial Credit Industries, Inc. sr. notes
                           9 7/8s, 2007                                                     83,300
 ....................................................................................................
                  75,000   Intertek Finance PLC 144A sr. sub. notes
                           10 1/4s, 2006                                                    78,750
 ....................................................................................................
                  10,000   Investors Capital Trust I company guaranty
                           Ser. B, 9.77s, 2027                                              10,913
 ....................................................................................................
                 350,000   Korea Developmental Bank notes 7.9s,
                           2002 (Korea)                                                    295,015
 ....................................................................................................
                  75,000   Korea Developmental Bank 7 1/8s, 2001
                           (Korea)                                                          63,600
 ....................................................................................................
               1,290,000   Merita Bank Ltd. sub. notes 6 1/2s, 2006
                           (Finland)                                                     1,270,740
 ....................................................................................................
                 725,000   Money Store, Inc. notes 8.05s, 2002                             732,395
 ....................................................................................................
               1,950,000   NationsBank Corp. sub. notes 6 7/8s, 2005                     2,000,544
 ....................................................................................................
                  20,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007(Poland)                                   19,200
 ....................................................................................................
                  10,000   Netia Holdings B.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 1/4s, 11/1/02), 2007(Poland) (STP)                            5,700
 ....................................................................................................
                   5,000   North Fork Capital Trust I company
                           guaranty 8.7s, 2026                                               5,452
 ....................................................................................................
                  15,000   Ocwen Capital Trust I company guaranty
                           10 7/8s, 2027                                                    16,350
 ....................................................................................................
                   5,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                         5,538
 ....................................................................................................
                  10,000   Ocwen Financial Corp. notes
                           11 7/8s, 2003                                                    11,225
 ....................................................................................................
                 275,000   Orange Cogen Funding 144A company
                           guaranty 8.175s, 2022                                           297,275
 ....................................................................................................
                 705,000   Peoples Bank- Bridgeport sub. notes
                           7.2s, 2006                                                      721,483
 ....................................................................................................
                  30,000   Peoples Heritage Capital Trust company
                           guaranty Ser. B, 9.06s, 2027                                     33,032
 ....................................................................................................
                 765,000   Phoenix Home Life Mutual Insurance Co.
                           144A notes 6.95s, 2006                                          777,929
 ....................................................................................................
                  30,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                           30,150
 ....................................................................................................
                  55,000   Polytama International notes
                           11 1/4s, 2007                                                    41,250
 ....................................................................................................
               1,040,000   Popular, Inc. med. term notes 6.4s, 2000                      1,041,674
 ....................................................................................................
                  70,000   Provident Capital Trust company guaranty
                           8.6s, 2026                                                       74,110
 ....................................................................................................
               1,509,153   Railcar Leasing L.L.C. Ser. 1, Class A1,
                           6 3/4s, 2006                                                  1,543,109
 ....................................................................................................
                  80,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                     80,000
 ....................................................................................................
                 235,000   Societe Generale 144A notes 7.85s,
                           2049 (France)                                                   245,281
 ....................................................................................................
               1,465,000   Southern Investments Service Co.
                           sr. notes 6.8s, 2006 (United Kingdom)                         1,477,160
 ....................................................................................................
                  50,000   Sovereign Capital Trust company guaranty
                           9s, 2027                                                         54,325
 ....................................................................................................
                 710,000   Sparbanken Sverige AB (Swedbank)
                           144A sub. 7 1/2s, 2006 (Sweden)                                 728,268
 ....................................................................................................
                 650,000   St. Paul Bancorp sr. notes 7 1/8s, 2004                         661,609
 ....................................................................................................
               1,260,000   State Development Bank of China notes
                           7 3/8s, 2007 (China)                                          1,214,199
 ....................................................................................................
                 275,000   Travelers Capital Trust II bonds
                           7 3/4s, 2036                                                    285,183
 ....................................................................................................
                  55,000   Vicap SA. 144A company guaranty
                           10 1/4s, 2002 (Mexico)                                           57,200
 ....................................................................................................
                   5,000   Webster Capital Trust I 144A bonds
                           9.36s, 2027                                                       5,675
----------------------------------------------------------------------------------------------------
                                                                                        24,993,152
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.1%)
 ....................................................................................................
                 120,000   ALARIS Medical Inc. company guaranty
                           9 3/4s, 2006                                                    126,300
 ....................................................................................................
                 105,000   Graphic Controls Corp. sr. sub. notes
                           Ser. A, 12s, 2005                                               117,075
 ....................................................................................................
                  45,000   Imagyn Medical Technologies company
                           guaranty 12 1/2s, 2004                                           42,638
 ....................................................................................................
                 100,000   Kinetic Concepts, Inc. 144A sr. sub. notes
                           9 5/8s, 2007                                                    102,000
 ....................................................................................................
                 110,000   Wright Medical Technology, Inc. 144A
                           notes Ser. C, 11 3/4s, 2000                                     111,100
----------------------------------------------------------------------------------------------------
                                                                                           499,113
----------------------------------------------------------------------------------------------------
Metals and Mining (0.2%)
 ....................................................................................................
                  35,000   Altos Hornos de Mexico 7/8s, 2004
                           (Mexico)                                                         36,313
 ....................................................................................................
                  40,000   Anker Coal Group, Inc. 144A sr. notes
                           9 3/4s, 2007                                                     40,400
 ....................................................................................................
                  65,000   Acindar Industria Argentina de Aceros
                           S.A. bonds 11 1/4s, 2004 (Argentina)                             64,025
 ....................................................................................................
                 155,000   AK Steel Corp. sr. notes 9 1/8s, 2006                           158,488
 ....................................................................................................
                  65,000   Continental Global Group sr. notes
                           Ser. B, 11s, 2007                                                69,225
 ....................................................................................................
                 295,000   Freeport-McMoRan Copper &
                           Gold Co., Inc. sr. notes 7 1/2s, 2006                           250,827
 ....................................................................................................
                  80,000   Hylsa S.A. de C.V. 144A bonds 9 1/4s,
                           2007 (Mexico)                                                    78,400
 ....................................................................................................
                 $10,000   Maxxam Group Holdings
                           Ser. B, 12s, 2003                                                10,800
 ....................................................................................................
                  30,000   Murrin Holdings 144A sr. notes 9 3/8s,
                           2007 (Australia)                                                 29,550
 ....................................................................................................
                 160,000   Noranda, Inc. deb. 8s, 2003 (Canada)                            170,338
 ....................................................................................................
               1,230,000   Noranda, Inc. deb. 7s, 2005 (Canada)                          1,251,968
 ....................................................................................................
                 100,000   WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                     102,250
 ....................................................................................................
                  25,000   Armco, Inc. sr. notes 9s, 2007                                   24,500
----------------------------------------------------------------------------------------------------
                                                                                         2,287,084
----------------------------------------------------------------------------------------------------
Oil and Gas (0.7%)
 ....................................................................................................
                  75,000   Abraxas Petroleum Corp. 144A sr. notes
                           Ser. B, 11 1/2s, 2004                                            82,125
 ....................................................................................................
                  30,000   Benton Oil & Gas Co. 144A sr. notes
                           9 3/8s, 2007                                                     30,750
 ....................................................................................................
                 175,000   Chesapeake Energy Corp. sr. notes
                           9 1/8s, 2006                                                    181,125
 ....................................................................................................
                  80,000   CIA Naviera Perez Companc S.A. 144A
                           bonds 9s, 2004 (Argentina)                                       81,200
 ....................................................................................................
                  30,000   Coho Energy, Inc. sr. sub. notes
                           8 7/8s, 2007                                                     30,000
 ....................................................................................................
               1,000,000   Columbia Gas System, Inc. notes Ser. E,
                           7.32s, 2010                                                   1,035,940
 ....................................................................................................
                  20,000   Costilla Energy, Inc. sr. notes 10 1/4s, 2006                    20,900
 ....................................................................................................
                   5,000   Dailey Petroleum Services Corp. 144A
                           company guaranty 9 3/4s, 2007                                     5,213
 ....................................................................................................
                 110,000   Flores & Rucks, Inc. sr. sub. notes
                           9 3/4s, 2006                                                    120,725
 ....................................................................................................
                  20,000   Newpark Resources, Inc. 144A sr. sub.
                           notes 8 5/8s, 2007                                               20,300
 ....................................................................................................
                  30,000   Pacalta Resources Ltd. sr. notes Ser. B,
                           10 3/4s, 2004 (Canada)                                           29,400
 ....................................................................................................
                 150,000   Panaco, Inc. 144a sr. notes 10 5/8s, 2004                       150,750
 ....................................................................................................
                  80,000   Parker Drilling Corp. sr. notes Ser. B,
                           9 3/4s, 2006                                                     85,800
 ....................................................................................................
                 400,000   Petro Geo-Services AS ADR notes
                           7 1/2s, 2007 (Norway)                                           423,300
 ....................................................................................................
                  15,000   Pogo Producing Co. sr. sub. notes Ser. B,
                           8 3/4s, 2007                                                     15,375
 ....................................................................................................
                  50,000   Pride Petroleum Services, Inc. sr. notes
                           9 3/8s, 2007                                                     53,750
 ....................................................................................................
                 655,000   Saga Petroleum ASA deb. 7 1/4s, 2027
                           (Norway)                                                        668,139
 ....................................................................................................
                  30,000   Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                     30,188
 ....................................................................................................
                 280,000   Transamerican Energy 144A sr. disc.
                           notes stepped-coupon zero %
                           (13s 6/15/2000), 2002 (STP)                                     226,100
 ....................................................................................................
                 530,000   Transamerican Energy 144A sr. notes
                           11 1/2s, 2002                                                   532,650
 ....................................................................................................
                 360,000   TransTexas Gas Corp. sr. sub. notes
                           Ser. D, 13 3/4s, 2001                                           403,200
 ....................................................................................................
                  35,000   Wiser Oil Co. company guaranty
                           9 1/2s, 2007                                                     34,738
 ....................................................................................................
               2,710,000   YPF Sociedad Anonima notes
                           7 3/4s, 2007 (Argentina)                                      2,741,897
----------------------------------------------------------------------------------------------------
                                                                                         7,003,565
----------------------------------------------------------------------------------------------------
Packaging and Containers (-%)
 ....................................................................................................
                  35,000   Huntsman Packaging Corp. 144A sr. sub.
                           notes 9 1/8s, 2007                                               36,225
 ....................................................................................................
                  80,000   Innova S De R.L. sr. notes 12 7/8s, 2007
                           (Mexico)                                                         80,000
 ....................................................................................................
                  30,000   Radnor Holdings Corp. 144A sr. notes
                           Ser. B, 10s, 2003                                                31,125
 ....................................................................................................
                  10,000   Radnor Holdings Inc. sr. notes 10s, 2003                         10,400
 ....................................................................................................
                  10,000   Riverwood International Corp. company
                           guranty 10 7/8s, 2008                                             9,450
 ....................................................................................................
                  20,000   AEP Industries, Inc. 144A sr. sub. notes
                           9 7/8s, 2007                                                     20,550
----------------------------------------------------------------------------------------------------
                                                                                           187,750
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.1%)
 ....................................................................................................
                 100,000   APP International Finance Co. notes
                           11 3/4s, 2005 (Netherlands)                                      92,500
 ....................................................................................................
                 211,000   Pindo Deli Finance Mauritius Ltd. 144A
                           company guaranty 10 3/4s, 2007 (India)                          180,405
 ....................................................................................................
                 100,000   PT Pabrik Kertas Tjiwi Kimia 144A
                           company guaranty 10s, 2004 (Indonesia)                           82,000
 ....................................................................................................
                  35,000   Repap New Brunswick sr. notes 10 5/8s,
                           2005 (Canada)                                                    33,250
 ....................................................................................................
                  10,000   Stone Container Corp. 1st mtge.
                           10 3/4s, 2002                                                    10,400
 ....................................................................................................
                  70,000   Stone Container Corp. sr. notes
                           11 1/2s, 2004                                                    74,550
 ....................................................................................................
                  10,000   Stone Container Corp. 144A company
                           guaranty 11 1/2s, 2006                                           10,250
----------------------------------------------------------------------------------------------------
                                                                                           483,355
----------------------------------------------------------------------------------------------------
Pharmaceuticals (-%)
 ....................................................................................................
                  50,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                           9 1/4s, 2005                                                     52,750
----------------------------------------------------------------------------------------------------
Publishing (0.3%)
 ....................................................................................................
                 200,000   American Media Operation, Inc. sr. sub.
                           notes 11 5/8s, 2004                                             217,000
 ....................................................................................................
                  45,000   Garden State Newspapers 144A sr. sub.
                           notes 8 3/4s, 2009                                               45,000
 ....................................................................................................
                 250,000   Hollinger International Publishing, Inc.
                           company guaranty 9 1/4s, 2007                                   262,500
 ....................................................................................................
                  40,000   Hollinger International Publishing, Inc.
                           company guaranty 8 5/8s, 2005                                    41,400
 ....................................................................................................
               1,550,000   News America Holdings, Inc. deb.
                           7 3/4s, 2045                                                  1,604,932
 ....................................................................................................
                 210,000   News America Holdings, Inc. deb.
                           7.7s, 2025                                                      217,451
 ....................................................................................................
                  30,000   Perry-Judd 144A sr. sub. notes
                           10 5/8s, 2007                                                    31,200
 ....................................................................................................
                  35,000   Von Hoffman Press Inc. 144A sr. sub.
                           notes 10 3/8s, 2007                                              37,363
----------------------------------------------------------------------------------------------------
                                                                                         2,456,846
----------------------------------------------------------------------------------------------------
Real Estate (-%)
 ....................................................................................................
                  60,000   Brylane (L.P.) sr. sub. notes 10s, 2003 (R)                      63,675
 ....................................................................................................
                  90,000   HMH Properties, Inc. company guaranty
                           Ser. B, 8 7/8s, 2007 (R)                                         94,725
----------------------------------------------------------------------------------------------------
                                                                                           158,400
----------------------------------------------------------------------------------------------------
Retail (0.4%)
 ....................................................................................................
                  30,000   Color Spot Nurseries sr. sub. notes
                           10 1/2s, 2007                                                    30,300
 ....................................................................................................
               1,405,000   Federated Department Stores sr. notes
                           8 1/2s, 2003                                                  1,534,105
 ....................................................................................................
                 100,000   Jitney-Jungle Stores company guaranty
                           12s, 2006                                                       113,500
 ....................................................................................................
                  10,000   K mart Corp. med. term notes
                           8.19s, 2003                                                      10,235
 ....................................................................................................
                  10,000   K mart Corp. med. term notes 8s, 2001                            10,137
 ....................................................................................................
                  10,000   K mart Corp. med. term notes
                           6.88s, 1999                                                       9,936
 ....................................................................................................
                  10,000   K mart Corp. notes 8 1/8s, 2006                                  10,175
 ....................................................................................................
               1,295,000   National Health Investors, Inc. bonds
                           7.3s, 2007 (R)                                                1,331,273
 ....................................................................................................
                  10,000   Ralphs Grocery Co. company guaranty
                           10.45s, 2004                                                     11,275
 ....................................................................................................
                 275,000   Rite Aid Corp. notes 6.7s, 2001                                 277,937
 ....................................................................................................
                   5,000   Specialty Retailers, Inc. company guaranty
                           Ser. B, 8 1/2s, 2005                                              5,075
 ....................................................................................................
                  50,000   William Carter Co. 144A sr. sub. notes
                           12s, 2008                                                        53,500
 ....................................................................................................
                  50,000   Zale Corp. 144A sr. notes 8 1/2s, 2007                           49,750
----------------------------------------------------------------------------------------------------
                                                                                         3,447,198
----------------------------------------------------------------------------------------------------
Satellite Services (0.1%)
 ....................................................................................................
                 175,000   Esat Holdings Ltd. 144A sr. notes
                           stepped-coupon zero %
                           (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                        125,125
 ....................................................................................................
                  80,000   Globalstar L.P. Capital sr. notes
                           11 3/8s, 2004                                                    80,400
 ....................................................................................................
                 150,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 9/15/00), 2005 (STP)                                  123,188
 ....................................................................................................
                 105,000   Orbcomm Global Capital Corp. sr. notes
                           Ser. B, 14s, 2004                                               113,925
 ....................................................................................................
                  35,000   Pratama Datakom Asia BV 144A
                           company guaranty 12 3/4s, 2005
                           (Indonesia)                                                      19,250
 ....................................................................................................
                  55,000   TCI Satellite Entertainment 144A sr. sub.
                           notes 10 7/8s, 2007                                              57,475
----------------------------------------------------------------------------------------------------
                                                                                           519,363
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (-%)
 ....................................................................................................
                 100,000   Herff Jones, Inc. sr. sub. notes 11s, 2005                      109,000
----------------------------------------------------------------------------------------------------
Telecommunications (1%)
 ....................................................................................................
                  45,000   America Communication Services, Inc.
                           144A sr. notes 13 3/4s, 2007                                     53,550
 ....................................................................................................
                 200,000   American Communications Services, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (12 3/4s, 4/1/01), 2006 (STP)                                   154,000
 ....................................................................................................
                 190,000   American Communications Services, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (13s, 11/1/00), 2005 (STP)                                      152,950
 ....................................................................................................
                  30,000   Antenna TV S.A. 144A 9s, 2007 (Greece)                           30,000
 ....................................................................................................
                  55,000   Barak ITC 144A sr. disc. notes
                           stepped-coupon zero %
                           (12 1/2s, 11/15/02), 2007 (Israel) (STP)                         31,075
 ....................................................................................................
                 175,000   Celcaribe S.A. sr. notes stepped-coupon
                           zero % (13 1/2s, 3/15/98), 2004 (STP)                           179,375
 ....................................................................................................
                 275,000   CellNet Data Systems, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (14s, 10/1/02), 2007 (STP)                                      137,500
 ....................................................................................................
                  50,000   Centennial Cellular Corp. sr. notes
                           8 7/8s, 2001                                                     50,875
 ....................................................................................................
                 135,000   Comcast Cellular Holdings sr. notes
                           Ser. B, 9 1/2s, 2007                                            140,400
 ....................................................................................................
               2,490,000   Compania Telecom Chile notes 7 5/8s,
                           2006 (Chile)                                                  2,581,532
 ....................................................................................................
                  35,000   Consorcio Ecuatoriano 144A notes
                           14s, 2002 (Ecuador)                                              35,000
 ....................................................................................................
                  30,000   Esprit Teleom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                   30,900
 ....................................................................................................
                  20,000   FWT, Inc. 144A sr. sub. notes 9 7/8s, 2007                       20,450
 ....................................................................................................
                 240,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 184,800
 ....................................................................................................
                 120,000   Hyperion Telecommunication Corp.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (13s, 4/15/01), 2003 (STP)                                87,900
 ....................................................................................................
                  90,000   Hyperion Telecommunications , Inc.
                           sr. notes Ser. B, 12 1/4s, 2004                                  99,000
 ....................................................................................................
                 130,000   Intelcom Group (USA), Inc. company
                           guaranty stepped-coupon zero %
                           (12 1/2s, 5/1/01), 2006 (STP)                                    98,150
 ....................................................................................................
                 170,000   Intercel, Inc. sr. disc. notes stepped-coupon
                           zero % (12s, 2/1/01), 2006 (STP)                                125,800
 ....................................................................................................
                 235,000   Intermedia Communications, Inc. 144A
                           sr. notes 8 1/2s, 2008                                          235,000
 ....................................................................................................
                 305,000   International Cabletel, Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 2/01/01), 2006 (STP)                                  239,425
 ....................................................................................................
                 180,000   Iridium LLC/Capital Corp. company
                           guaranty Ser. B, 14s, 2005                                      196,650
 ....................................................................................................
                  10,000   Iridium LLC/Capital Corp. 144A sr. notes
                           11 1/4s, 2005                                                     9,850
 ....................................................................................................
                  85,000   ITC Deltacom, Inc. sr. notes 11s, 2007                           92,863
 ....................................................................................................
                  50,000   L-3 Communications Corp. sr. sub. notes
                           Ser. B, 10 3/8s, 2007                                            54,000
 ....................................................................................................
                  10,000   McCaw International Ltd sr. discount
                           notes stepped coupon zero %
                           (13s, 4/15/02), 2007 (STP)                                        5,800
 ....................................................................................................
                 140,000   McLeodUSA, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (10 1/2s, 3/1/02), 2007 (STP)                                   101,850
 ....................................................................................................
                  70,000   Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                     70,875
 ....................................................................................................
                  30,000   Metrocall, Inc. 144A sr. sub. notes
                           9 3/4s, 2007                                                     29,400
 ....................................................................................................
                  25,000   Metronet Communications 144A sr. disc.
                           notes stepped-coupon zero %
                           (10.75s,5/1/98), 2007 (STP)                                      15,313
 ....................................................................................................
                 145,000   Millicom International Cellular S.A.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                      106,575
 ....................................................................................................
                  60,000   Mobile Telecommunications Tech.
                           sr. notes 13 1/2s, 2002                                          69,600
 ....................................................................................................
                 560,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (9 3/4s, 2/15/99), 2004 (STP)                                   498,400
 ....................................................................................................
                 650,000   NEXTEL Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10.65s, 9/15/02), 2007 (STP)                                   411,125
 ....................................................................................................
                  60,000   Nextlink Communications sr. notes
                           12 1/2s, 2006                                                    68,400
 ....................................................................................................
                  10,000   Northland Cable Television 144A sr. sub.
                           notes 10 1/4s, 2007                                              10,538
 ....................................................................................................
                 110,000   NTL Inc. sr. notes Ser. B, 10s, 2007
                           (United Kingdom)                                                116,050
 ....................................................................................................
                  60,000   Omnipoint Corp. sr. notes Ser. A,
                           11 5/8s, 2006                                                    63,825
 ....................................................................................................
                  60,000   Pagemart Nationwide, Inc. sr. disc. notes
                           stepped-coupon zero % (15s, 2/1/00),
                           2005 (STP)                                                       49,350
 ....................................................................................................
                   5,000   Paging Network Do Brasil sr. notes
                           13 1/2s, 2005 (Brazil)                                            4,550
 ....................................................................................................
                  15,000   Pegasus Communications Corp. 144A
                           sr. notes 9 5/8s, 2005                                           15,300
 ....................................................................................................
                 100,000   Powertel, Inc. sr. notes 11 1/8s, 2007                          109,000
 ....................................................................................................
                  65,000   Qwest Communications International, Inc.
                           144A sr. disc. ntoes stepped-coupon
                           zero % (9.47s, 10/15/02), 2007 (STP)                             44,363
 ....................................................................................................
                 120,000   RCN Corp. 144A sr. disc. notes
                           stepped-coupon zero %
                           (11 1/8s, 10/15/02), 2007 (STP)                                  75,300
 ....................................................................................................
                  20,000   RCN Corp. 144A sr. notes 10s, 2007                               20,750
 ....................................................................................................
                 175,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                          192,500
 ....................................................................................................
                 635,000   SK Telecom Co. Ltd. notes 7 3/4s,
                           2004 (South Korea)                                              488,404
 ....................................................................................................
                  30,000   Sygnet Wireless, Inc. sr. notes
                           11 1/2s, 2006                                                    31,800
 ....................................................................................................
                 100,000   Teleport Communications Group Inc.
                           sr. disc. notes stepped-coupon zero %
                           (11 1/8s, 7/1/01), 2007 (STP)                                    81,500
 ....................................................................................................
                  25,000   Telesystem International Wireless Inc.
                           144A sr. disc. notes stepped-coupon
                           zero % (10 1/2s, 11/1/02), 2007
                           (Canada) (STP)                                                   13,875
 ....................................................................................................
                 130,000   Teligent, Inc. sr. notes 11 1/2s, 2007                          130,325
 ....................................................................................................
                  20,000   Transtel S.A. 144A pass through
                           Certificates 12 1/2s, 2007 (Colombia)                            18,900
 ....................................................................................................
                  65,000   Winstar Communications. Inc. 144A
                           sr. sub. notes 15s, 2007                                         79,625
 ....................................................................................................
                  65,000   Winstar Equipment Corp. company
                           guaranty 12 1/2s, 2004                                           72,475
 ....................................................................................................
                  65,000   Wireless One, Inc. sr. notes 13s, 2003                           20,150
 ....................................................................................................
               1,360,000   WorldCom, Inc. notes 7 3/4s, 2007                             1,460,490
----------------------------------------------------------------------------------------------------
                                                                                         9,497,453
----------------------------------------------------------------------------------------------------
Textiles (-%)
 ....................................................................................................
                  30,000   Glenoit Corp. 144A sr. sub. notes 11s, 2007                      32,250
 ....................................................................................................
                  60,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                                 60,000
 ....................................................................................................
                  80,000   Polysindo International Finance company
                           guaranty 11 3/8s, 2006 (Indonesia)                               64,800
 ....................................................................................................
                  30,000   Worldtex, Inc. 144A sr. notes 9 5/8s, 2007                       30,750
----------------------------------------------------------------------------------------------------
                                                                                           187,800
----------------------------------------------------------------------------------------------------
Transportation (0.5%)
 ....................................................................................................
                   5,000   Atlantic Express, Transportation Corp.
                           144A company guaranty 10 3/4s, 2004                               5,313
 ....................................................................................................
                  60,000   Blue Bird Body Co. sr. sub. notes Ser. B,
                           10 3/4s, 2006                                                    64,500
 ....................................................................................................
                  20,000   Chemical Leaman Corp. sr. notes
                           10 3/8s, 2005                                                    20,800
 ....................................................................................................
                  60,000   Consorcio/MCII Holdings sec. notes
                           stepped-coupon zero % (12s, 11/15/98),
                           2002 (STP)                                                       54,900
 ....................................................................................................
                 310,000   Continental Airlines pass thru cert.
                           Ser. 97CI, 7.42s, 2007                                          321,520
 ....................................................................................................
                 150,000   Continental Airlines, Inc. sr. notes
                           9 1/2s, 2001                                                    157,500
 ....................................................................................................
                 725,000   CSX Corp. deb. 7.95s, 2027                                      819,511
 ....................................................................................................
                  20,000   Hermes Europe Railtel 144a sr. notes
                           11 1/2s, 2007 (Netherlands)                                      22,200
 ....................................................................................................
                  45,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                           49,275
 ....................................................................................................
                  70,000   Kitty Hawk, Inc. 144A sr. notes 9.95s, 2004                      71,575
 ....................................................................................................
                 115,000   Newport News Shipbuilding sr. notes
                           8 5/8s, 2006                                                    121,038
 ....................................................................................................
               1,230,000   Norfolk Southern Corp. bonds 7.05s, 2037                      1,300,036
 ....................................................................................................
               1,200,000   Norfolk Southern Corp. notes 6.95s, 2002                      1,230,672
 ....................................................................................................
                  25,000   TFM S.A. de C.V. 144A company guaranty
                           10 1/4s, 2007 (Mexico)                                           26,250
 ....................................................................................................
                 130,000   TFM S.A. de C.V. 144A company guaranty
                           stepped-coupon zero % (11 3/4s, 6/15/02),
                           2009 (Mexico) (STP)                                              86,450
 ....................................................................................................
                  30,000   Trans World Airlines 144A sr. notes
                           11 1/2s, 2004                                                    30,150
 ....................................................................................................
                  30,000   Trico Marine Services, Inc. 144A
                           company guaranty Ser. C, 8 1/2s, 2005                            30,150
 ....................................................................................................
                   9,000   Viking Star Shipping sr. secd. notes
                           9 5/8s, 2003                                                      9,135
----------------------------------------------------------------------------------------------------
                                                                                         4,420,975
----------------------------------------------------------------------------------------------------
Utilities (0.5%)
 ....................................................................................................
                   5,000   AES China Generating Co. sr. notes
                           10 1/8s, 2006 (China)                                             5,075
 ....................................................................................................
                 715,000   Arizona Public Service Co. sr. notes
                           6 3/4s, 2006                                                    727,126
 ....................................................................................................
                  60,000   BTI Telecom Corp. 144A sr. notes
                           10 1/2s, 2007                                                    61,200
 ....................................................................................................
                 300,000   Calpine Corp. sr. notes 10 1/2s, 2006                           328,500
 ....................................................................................................
                  60,000   Cleveland Electric Illuminating Co.
                           1st mtge. Ser. B, 9 1/2s, 2005                                   66,541
 ....................................................................................................
                 485,000   Connecticut Light & Power Co.
                           1st mtge. Ser. A, 7 7/8s, 2001                                  490,602
 ....................................................................................................
                  10,000   El Paso Electric Co. 1st mtge. Ser. E,
                           9.4s, 2011                                                       11,306
 ....................................................................................................
               1,240,000   Enersis S.A. ADR notes 7.4s, 2016 (Chile)                     1,230,402
 ....................................................................................................
                 735,000   Illinova Corp. sr. notes 7 1/8s, 2004                           753,581
 ....................................................................................................
                 275,000   Jersey Central Power & Light Co.
                           1st mtge. med. term note 6.85s, 2006                            281,496
 ....................................................................................................
                 100,000   Long Island Lighting Co. deb. 9s, 2022                          111,657
 ....................................................................................................
                 100,000   Long Island Lighting Co. deb. 8.9s, 2019                        106,409
 ....................................................................................................
                  45,000   Midland Funding Corp. deb. Ser. A,
                           11 3/4s, 2005                                                    54,061
 ....................................................................................................
                 100,000   Niagara Mohawk Power Corp. med. term
                           notes 9.95s, 2000                                               100,055
 ....................................................................................................
                  31,204   Northeast Utilities System notes Ser. A,
                           8.58s, 2006                                                      31,057
 ....................................................................................................
                 153,333   Northeast Utilities System notes Ser. B,
                           8.38s, 2005                                                     154,028
 ....................................................................................................
                 510,000   US West Capital Funding, Inc. company
                           guaranty 6.95s, 2037                                            525,336
----------------------------------------------------------------------------------------------------
                                                                                         5,038,432
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $90,360,364)                                          $92,368,527
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.3%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $1,560,000   Advanta Mortgage Loan Trust Ser. 97-2,
                           Class A2, 7.05s, 2021                                        $1,580,963
 ....................................................................................................
               1,340,000   Advanta Mortgage Loan Trust Ser. 97-3,
                           Class A3, 6.69s, 2017                                         1,344,816
 ....................................................................................................
               1,355,000   Advanta Mortgage Loan Trust Ser. 97-4,
                           Class A7, 6.63s, 2029                                         1,359,658
 ....................................................................................................
                 885,000   Amresco Residential Securities Mortgage
                           Loan Ser. 97-3, Class A3, 6.6s, 2018                            888,872
 ....................................................................................................
                 420,000   Capita Equipment Receivables Trust
                           Ser. 96-1, Class A4, 6.28s, 2000                                422,297
 ....................................................................................................
               1,185,000   Carco Auto Loan Master Trust Ser. 97-1,
                           Class A, 6.689s, 2004                                         1,188,333
 ....................................................................................................
               1,195,000   Green Tree Financial Corp. Ser. 97-2,
                           Class A6, 7.24s, 2028                                         1,234,578
 ....................................................................................................
               2,125,000   Green Tree Financial Corp. Ser. 97-3,
                           Class A-4, 6.93s, 2028                                        2,159,531
 ....................................................................................................
               1,892,170   Green Tree Recreational Equipment &
                           Cons Ser. 97-B, Class A1, 6.55s, 2028                         1,901,631
 ....................................................................................................
                 425,000   Provident Bank Home Equity Loan Trust
                           Ser. 97-4, Class A3, 6.91s, 2029                                426,395
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $12,388,871)                                          $12,507,074
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.9%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $1,010,720   Chase Mortgage Finance Corp. Ser. 94-1,
                           Class B2, 6.601s                                               $993,980
 ....................................................................................................
               3,222,882   Collateralized Mortgage Obligation Trust
                           Ser. 64, Class Z, 9s                                          3,518,481
 ....................................................................................................
                 350,000   Commercial Mortgage Acceptance Corp.
                           Ser. 97-ML1, Class A3, 6.53s, 2007                              352,953
 ....................................................................................................
                 125,000   Commercial Mortgage Acceptance Corp.
                           Ser. 97-ML1, Class A2, 6.53s, 2007                              126,094
 ....................................................................................................
                           Fannie Mae
 ....................................................................................................
               1,695,000     Ser. 89-71, Class J, 8 1/2s, 2019                           1,835,897
 ....................................................................................................
                 435,329     Ser. 97-25, Class VA, 7s, 2002                                442,063
 ....................................................................................................
                 639,712     Ser. 97-61, Class ZC, 7s, 2023                                626,649
 ....................................................................................................
               1,087,114     Ser. 93-240, Class B, 6 1 /4s, 2013                         1,069,109
 ....................................................................................................
               2,760,000     Ser. 94-86, Class PF, 6s, 2009                              2,701,350
 ....................................................................................................
               3,425,000   Freddie Mac Ser. 1601, Class PJ, 6s, 2008                     3,356,500
 ....................................................................................................
                 920,000   First Union-Lehman Brothers commercial
                           Mortgage Ser. 97-C2, Class A3, 6.65s,
                           June 18, 2008                                                   928,338
 ....................................................................................................
                 880,710   GE Capital Mortgage Services Inc.
                           Ser. 94-8A2, 6s                                                 882,086
 ....................................................................................................
               1,145,321   PNC Mortgage Securities Corp.
                           Ser. 97-6, Class A2, 6.6s, January 1, 2000                    1,152,300
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage
                           Obligations (cost $17,323,402)                              $17,985,800
----------------------------------------------------------------------------------------------------
UNITS (0.1%) *
----------------------------------------------------------------------------------------------------
Number of Units                                                                                Value
 ....................................................................................................
                      40   Club Regina/CS Resort 144A units
                           13s, 2004                                                       $40,900
 ....................................................................................................
                     225   Colt Telecommunications Group PLC
                           units stepped-coupon zero % (12s,
                           12/15/01), 2006 (United Kingdom) (STP)                          175,500
 ....................................................................................................
                      20   Concentric Network Corp. units
                           12 3/4s, 2007                                                    20,550
 ....................................................................................................
                      45   Conecel Holdings Ltd. 144A units
                           14s, 2000                                                        45,450
 ....................................................................................................
                     105   Knology Holdings Inc. units
                           stepped-coupon zero %
                           (11 7/8s, 10/15/02), 2007 (STP)                                  56,700
 ....................................................................................................
                      20   MGC communications, Inc. 144A units
                           13s, 2004                                                        20,050
 ....................................................................................................
                      50   Real Time Data 144A units
                           stepped-coupon zero %
                           (13 1/2s, 8/15/01), 2006 (STP)                                   27,500
 ....................................................................................................
                      90   Transamerican Refining units 16s, 2003                           91,800
----------------------------------------------------------------------------------------------------
                           Total Units (cost $485,525)                                    $478,450
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.3%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                      13   American Radio Systems Inc. Ser. B,
                           $11.375 pfd.                                                     $1,536
 ....................................................................................................
                   5,904   AmeriKing, Inc. $3.25 pfd. (PIK)                                159,408
 ....................................................................................................
                      52   Anvil Holdings Ser. B, $3.25 pfd. (PIK)                           1,248
 ....................................................................................................
                     900   Banco Itau S.A. BRC 6.86 No par value
                           (NPV) pfd. (Brazil)                                             483,871
 ....................................................................................................
                     705   Cablevision Systems Corp. Ser. M,
                           $11.125 dep. shs. cum. pfd. (PIK)                                81,075
 ....................................................................................................
                   4,600   California Federal Bancorp Inc. Ser. A,
                           $2.281 pfd.                                                     119,600
 ....................................................................................................
                     500   Capstar Broadcasting Inc. 144A $12.00 pfd.                       56,250
 ....................................................................................................
                   1,085   Chancellor Media Corp. $12.00 pfd. (PIK)                        125,860
 ....................................................................................................
                     600   Citadel Broadcasting Inc. 144A
                           $13.25 pfd. (PIK)                                                69,000
 ....................................................................................................
                      30   Echostar Communications Corp. 144A
                           Ser. B, 12.125% pfd.                                             30,900
 ....................................................................................................
                     922   El Paso Electric Co. $11.40 pfd (PIK)                           102,340
 ....................................................................................................
                     110   Fresenius Medical Care AG Ser. D,
                           $9.00 pfd. (Germany)                                            115,500
 ....................................................................................................
                     176   Intermedia Communication Ser. B,
                           13.50% pfd. (PIK)                                               215,600
 ....................................................................................................
                      41   IXC Communications, Inc. 144A
                           $12.50 pfd. (PIK)                                                47,970
 ....................................................................................................
                      60   NEXTEL Communications, Inc. Ser. D,
                           $13.00 cum. pfd. (PIK)                                           68,550
 ....................................................................................................
                   1,075   Nextlink Communications, Inc. 144A
                           $7.00 pfd. (PIK)                                                 67,188
 ....................................................................................................
                     356   NTL Inc. 144A Ser. B, $13.00 pfd. (PIK)                         412,960
 ....................................................................................................
                   2,425   Petroleo Brasileiro S.A. BRC
                           6.258 pfd. (Brazil)                                             567,137
 ....................................................................................................
                   1,380   SFX Broadcasting, Inc. Ser. E,
                           $12.625 pfd. (PIK)                                              163,530
 ....................................................................................................
                     135   Spanish Broadcasting Systems 144A
                           14.25% cum. pfd. (PIK)                                          143,775
 ....................................................................................................
                      13   Time Warner Inc. Ser. M, 10.25% pfd.                             14,593
 ....................................................................................................
                     810   Von Hoffman Corp. 144A $13.50 pfd.                               25,313
 ....................................................................................................
                     110   Winstar Communications. Inc. 144A
                           $14.25 cum. pfd. (PIK)                                          114,400
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $2,852,710)                                            $3,187,604
----------------------------------------------------------------------------------------------------

BRADY BONDS (0.2%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                $511,000   Philippines (Government of) Ser. B, FRB
                           6 1/2s, 2017                                                   $426,685
 ....................................................................................................
                 175,000   Poland (Government of) bonds Ser. PDI,
                           stepped-coupon 4s (5s, 10/1/99), 2014 (STP)                     151,165
 ....................................................................................................
               1,223,000   United Mexican States Ser. C,
                           FRB 6.719s, 2019                                              1,132,804
----------------------------------------------------------------------------------------------------
                           Total Brady Bonds (cost $1,723,213)                          $1,710,654
----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (0.1%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   7,166   Inversiones Y Represent GDR
                           (Argentina) (NON)                                              $269,621
 ....................................................................................................
                  68,000   ROC Taiwan Fund (United Kingdom)                                552,500
 ....................................................................................................
                  20,400   Taiwan Fund, Inc. (Taiwan)                                      336,600
----------------------------------------------------------------------------------------------------
                           Total Investment Companies
                           (cost $1,487,839)                                            $1,158,721
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.1%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                 $70,000   APP Global Finance (V) Ltd. 144A
                           cv. sec. 2s, 2000 (United Kingdom)                              $58,800
 ....................................................................................................
                  90,000   Delta Electronics, Inc. cv. bonds 1/2s,
                           2004 (Taiwan)                                                   109,800
 ....................................................................................................
                  45,000   Exide Corp. 144A cv. sr. sub. notes
                           2.9s, 2005                                                       28,744
 ....................................................................................................
                  50,000   Integrated Device Technology, Inc.
                           cv. sub. notes 5 1/2s, 2002                                      42,125
 ....................................................................................................
                 120,000   Mahindra & Mahindra Ltd. cv. bonds 5s,
                           2001 (India)                                                    114,300
 ....................................................................................................
                  30,000   National Semiconductor Corp. 144A
                           cv. deb. 6 1/2s, 2002                                            29,288
 ....................................................................................................
                  50,000   VLSI Technology, Inc. cv. sub. notes
                           8 1/4s, 2005                                                     50,688
 ....................................................................................................
                  85,000   Winstar Communications. Inc. 144A
                           cv. sr. disc. notes stepped-coupon zero %
                           (14s, 10/15/00), 2005 (STP)                                      91,800
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $542,163)                                                $525,545
----------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (-%)*
----------------------------------------------------------------------------------------------------
Contract                                                          Expiration Date/
Amount                                                                Strike Price             Value
 ....................................................................................................
          ITL 50,000,000   Italian Government Bond                         Feb. 98/
                           futures contract (call)                        113.0 ITL        $78,877
 ....................................................................................................
          ITL 50,000,000   Italian Government Bond                         Feb. 98/
                           futures contract (put)                         113.0 ITL          3,393
----------------------------------------------------------------------------------------------------
                           Total Purchased Options
                           Outstanding (cost $66,892)                                      $82,270
----------------------------------------------------------------------------------------------------

WARRANTS (-%)*(NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date             Value
 ....................................................................................................
                     275   Cellnet Data Systems, Inc.                      9/15/07             $30
 ....................................................................................................
                     175   Esat Holdings, Inc. (Ireland)                    9/9/99           6,125
 ....................................................................................................
                   1,400   Generale Des Eaux (France)                       5/2/01             951
 ....................................................................................................
                      80   Globalstar Telecom 144A                         2/15/04           8,160
 ....................................................................................................
                     425   Hyperion Telecommunications
                           144A                                            4/15/01          25,500
 ....................................................................................................
                      10   McCaw International Ltd.                        4/15/07               3
 ....................................................................................................
                     970   Nextlink Communications, Inc.
                           144A                                             2/1/09              10
 ....................................................................................................
                     120   Orion Network Systems                           1/15/07           1,080
 ....................................................................................................
                   1,920   Powertel, Inc.                                   2/1/06          13,824
 ....................................................................................................
                      80   Spanish Broadcasting Systems
                           144A                                            6/30/99          18,800
 ....................................................................................................
                      45   Urohealth Systems Inc.                          4/10/04             113
----------------------------------------------------------------------------------------------------
                           Total Warrants (cost $36,021)                                   $74,596
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.3%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
TRL       68,160,000,000   Turkey Treasury bills zero %,
                           September 16, 1998                                             $178,986
 ....................................................................................................
TRL       90,120,000,000   Turkey Treasury bills zero %,
                           July 29, 1998                                                   260,702
 ....................................................................................................
TRL       70,270,000,000   Turkey Treasury bills zero %,
                           June 4, 1998                                                    234,247
 ....................................................................................................
              $4,220,000   U. S. Treasury Bills zero %,
                           January 22, 1998 #                                            4,177,680
 ....................................................................................................
              55,239,000   Interest in $622,557,000 joint
                           repurchase agreement dated
                           December 31, 1997 with UBS
                           Securities due January 2, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $55,258,794 for an effective yield
                           of 6.45%                                                     55,248,897
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $60,107,438)                                          $60,100,512
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $824,144,238) ***                                    $943,957,013
----------------------------------------------------------------------------------------------------

Forward Currency Contracts to Buy at December 31, 1997
(aggregate face value $105,732,460)
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                      Market         Aggregate       Delivery        Appreciation/
                                       Value        Face Value           Date       (Depreciation)
 ....................................................................................................
Australian Dollars                  $714,885          $750,794         Mar-98             $(35,909)
 ....................................................................................................
Canadian Dollars                   4,689,418         4,679,566         Mar-98                9,852
 ....................................................................................................
Danish Krone                       2,280,396         2,300,015         Mar-98              (19,619)
 ....................................................................................................
Deutschemarks                     17,950,647        18,132,432         Mar-98             (181,785)
 ....................................................................................................
Finnish Marka                        569,739           577,668         Mar-98               (7,929)
 ....................................................................................................
French Francs                      3,012,064         3,061,356         Mar-98              (49,292)
 ....................................................................................................
Indonesian Rupiah                    430,543           648,032         Jun-98             (217,489)
 ....................................................................................................
Indonesian Rupiah                    146,511           201,921         Feb-98              (55,410)
 ....................................................................................................
Italian Lira                      13,360,747        13,487,987         Mar-98             (127,240)
 ....................................................................................................
Japanese Yen                      46,546,351        47,015,622         Mar-98             (469,271)
 ....................................................................................................
Mexican Peso                         143,582           134,865         May-98                8,717
 ....................................................................................................
Mexican Peso                         115,675           107,889         May-98                7,786
 ....................................................................................................
Philippines Peso                     174,232           205,938         Mar-98              (31,706)
 ....................................................................................................
Polish Zolty                         232,750           241,595         Jun-98               (8,845)
 ....................................................................................................
Spanish Peseta                     3,998,278         4,047,755         Mar-98              (49,477)
 ....................................................................................................
Swedish Krona                      5,972,142         6,110,428         Mar-98             (138,286)
 ....................................................................................................
Swiss Franc                        3,555,091         3,622,610         Mar-98              (67,519)
 ....................................................................................................
Venezuelan Bolivar                    80,846            80,925         Jan-98                  (79)
 ....................................................................................................
Venezuelan Bolivar                    75,900            76,780         Jun-98                 (880)
 ....................................................................................................
Venezuelan Bolivar                   251,191           248,282         Jun-98                2,909
----------------------------------------------------------------------------------------------------
                                                                                      $(1,431,472)
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1997
(aggregate face value $104,236,224)
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                      Market         Aggregate       Delivery        Appreciation/
                                       Value        Face Value           Date       (Depreciation)
 ....................................................................................................
Australian Dollars                  $324,049          $340,252         Mar-98              $16,203
 ....................................................................................................
British Pounds                     5,829,506         5,864,247         Mar-98               34,741
 ....................................................................................................
Deutschemarks                     57,235,545        57,955,851         Mar-98              720,306
 ....................................................................................................
Italian Lira                       4,567,357         4,610,500         Mar-98               43,143
 ....................................................................................................
Japanese Yen                       5,593,678         5,644,989         Jun-98               51,311
 ....................................................................................................
Japanese Yen                      18,090,769        18,207,974         Mar-98              117,205
 ....................................................................................................
New Zealand Dollars                4,865,187         5,100,245         Mar-98              235,058
 ....................................................................................................
South African Rand                   736,906           730,196         Mar-98               (6,710)
 ....................................................................................................
Swedish Krona                      2,639,505         2,676,284         Mar-98               36,779
 ....................................................................................................
Swiss Francs                       3,028,339         3,105,686         Mar-98               77,347
----------------------------------------------------------------------------------------------------
                                                                                        $1,325,383
----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1997
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                       Total         Aggregate     Expiration        Appreciation/
                                       Value        Face Value           Date       (Depreciation)
 ....................................................................................................
CAC40 Index (Short)               $6,530,218        $6,178,220         Mar-98            $(351,998)
 ....................................................................................................
DAX Index (Short)                  2,379,588         2,350,538         Mar-98              (29,050)
 ....................................................................................................
Euro DM (Long)                    14,713,571        14,668,251         Mar-98               45,320
 ....................................................................................................
Euro DM (Long)                    37,875,835        37,897,429         Mar-99              (21,594)
 ....................................................................................................
Euro DM (Short)                   14,673,804        14,598,237         Mar-98              (75,567)
 ....................................................................................................
Euro Lira (Short)                 38,461,891        38,487,963         Mar-99               26,072
 ....................................................................................................
FT-SE 100
Index (Long)                      56,836,001        57,113,836         Mar-98             (277,835)
 ....................................................................................................
Gilt (Short)                      10,189,119        10,083,074         Mar-98             (106,045)
 ....................................................................................................
German 10 Yr (Short)               9,561,374         9,516,689         Mar-98              (44,685)
 ....................................................................................................
Japanese Government
Bonds 10 Yr (Short)                8,962,712         8,875,280         Mar-98              (87,432)
 ....................................................................................................
Municipal Bond
Index (Long)                      19,453,750        19,302,006         Mar-98              151,744
 ....................................................................................................
NASDAQ 100 (Long)                 13,336,575        14,570,150         Mar-98           (1,233,575)
 ....................................................................................................
Nikkei 225 SMX
(Short)                            9,484,883        10,366,693         Mar-98              881,810
 ....................................................................................................
Russell 2000IDX
(Long)                            14,564,550        14,784,000         Mar-98             (219,450)
 ....................................................................................................
S&P Index (Long)                  19,582,000        19,843,010         Mar-98             (261,010)
 ....................................................................................................
U.S. Treasury
Bond 10 Yr (Short)                 8,187,406         8,144,062         Mar-98              (43,344)
 ....................................................................................................
U.S. Treasury
Bond (Short)                       5,300,625         5,274,500         Mar-98              (26,125)
 ....................................................................................................
U.S. Treasury
Bond (Short)                      13,733,438        13,584,125         Mar-98             (149,313)
 ....................................................................................................
U.S. Treasury
Bond 10 Yr (Short)                15,477,563        15,378,376         Mar-98              (99,187)
----------------------------------------------------------------------------------------------------
                                                                                       $(1,921,264)
----------------------------------------------------------------------------------------------------
TBA Sale Commitments Outstanding at December 31, 1997
(proceeds receivable $413,831)
----------------------------------------------------------------------------------------------------
                                    Principal              Settlement                         Market
Description                            Amount                    Date                          Value
 ....................................................................................................
FNMA 6 1/2s,
January 16, 2028                     $420,000                 1/14/98                     $414,750
----------------------------------------------------------------------------------------------------
Written Options Outstanding at December 31, 1997
(premiums received $63,094)
----------------------------------------------------------------------------------------------------
Contract                                          Expiration Date/                            Market
Amount                                                Strike Price                             Value
 ....................................................................................................
DEM 55,000  German Government Bond                        Feb. 98/
              futures contracts (put)                   102.00 DEM                          $6,118
 ....................................................................................................
DEM 55,000  German Government Bond                        Feb. 98/
              futures contracts (call)                  102.00 DEM                          73,109
----------------------------------------------------------------------------------------------------
                                                                                           $79,227
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
December 31, 1997: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Brazil                                                                                          0.6%
 ....................................................................................................
Canada                                                                                          1.0
 ....................................................................................................
Chile                                                                                           0.6
 ....................................................................................................
France                                                                                          2.0
 ....................................................................................................
Germany                                                                                         6.4
 ....................................................................................................
Japan                                                                                           1.2
 ....................................................................................................
Mexico                                                                                          0.8
 ....................................................................................................
Netherlands                                                                                     0.8
 ....................................................................................................
Sweden                                                                                          0.9
 ....................................................................................................
Switzerland                                                                                     0.7
 ....................................................................................................
United Kingdom                                                                                  2.8
 ....................................................................................................
United States                                                                                  77.4
 ....................................................................................................
Other                                                                                           4.8
----------------------------------------------------------------------------------------------------
Total                                                                                         100.0%
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Global Growth Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (98.3%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Aerospace and Defense (1.6%)
 ....................................................................................................
                 392,600   Bombardier, Inc. (Canada)                                    $8,076,155
 ....................................................................................................
               1,279,300   Smiths Industries PLC (United Kingdom)                       17,889,117
----------------------------------------------------------------------------------------------------
                                                                                        25,965,272
----------------------------------------------------------------------------------------------------
Agricultural (-%)
 ....................................................................................................
                 403,500   Astra Argo 144A (NON)                                           151,316
----------------------------------------------------------------------------------------------------
Apparel (0.5%)
 ....................................................................................................
                  20,830   Adidas AG (Germany) (NON)                                     2,741,033
 ....................................................................................................
                   7,850   Adidas AG 144A (Germany) (NON)                                1,012,903
 ....................................................................................................
                 142,200   Jones Apparel Group, Inc. (NON)                               6,114,600
----------------------------------------------------------------------------------------------------
                                                                                         9,868,536
----------------------------------------------------------------------------------------------------
Automotive (2.1%)
 ....................................................................................................
                  23,359   Bayerische Motoren Werke (BMW) AG
                           (Germany)                                                    17,473,779
 ....................................................................................................
                 705,000   Qingling Motors Co. (China) (NON)                               345,820
 ....................................................................................................
                  55,000   Tata Engineering and Locomotive Co., Ltd.
                           (India) (NON)                                                   416,720
 ....................................................................................................
                  30,620   Telco (Tata Engineering & Locomotive
                           Co, Ltd.) 144A GDR (India)(NON)                                 260,270
 ....................................................................................................
                 226,408   Valeo S.A. (France)                                          15,344,471
----------------------------------------------------------------------------------------------------
                                                                                        33,841,060
----------------------------------------------------------------------------------------------------
Biotechnology (0.5%)
 ....................................................................................................
                 222,100   Quintiles Transnational Corp. (NON)                           8,495,325
----------------------------------------------------------------------------------------------------
Broadcasting (0.7%)
 ....................................................................................................
                 387,900   CBS Corp.                                                    11,418,806
----------------------------------------------------------------------------------------------------
Broadcasting and Media (0.2%)
 ....................................................................................................
                  50,900   Grupo Televisa S.A.GDR (Mexico) (NON)                         1,969,194
 ....................................................................................................
                  38,600   Investec Consultadoria International
                           (Portugal) (NON)                                              1,143,937
----------------------------------------------------------------------------------------------------
                                                                                         3,113,131
----------------------------------------------------------------------------------------------------
Building and Construction (0.7%)
 ....................................................................................................
                 237,000   Cemex S.A. de C.V. Class B, (Mexico) (NON)                    1,264,078
 ....................................................................................................
                 100,000   Cemex, S.A. de C.V. (Mexico)                                    453,361
 ....................................................................................................
                 220,000   Cheung Kong Infrastructure Holdings
                           (Hong Kong)                                                     621,934
 ....................................................................................................
                 486,500   Corporacion Moctezuma, S.A. de C.V.
                           (Mexico) (NON)                                                  607,069
 ....................................................................................................
                  67,600   Grupo Imsa S.A. de C.V. ADR (Mexico) (NON)                    1,592,825
 ....................................................................................................
                 136,000   Gujarat Ambuja Cements Ltd. GDR
                           (India) (NON)                                                   952,000
 ....................................................................................................
                 102,300   Masco Corp.                                                   5,204,513
 ....................................................................................................
                 349,400   New World Infrastructure Ltd.
                           (Hong Kong) (NON)                                               787,039
----------------------------------------------------------------------------------------------------
                                                                                        11,482,819
----------------------------------------------------------------------------------------------------
Business Equipment and Services (6.2%)
 ....................................................................................................
                 228,000   Aurora Corp. (Taiwan) (NON)                                     498,860
 ....................................................................................................
               1,010,300   Compass Group PLC (United Kingdom)                           12,478,225
 ....................................................................................................
                 191,200   HBO & Co.                                                     9,177,600
 ....................................................................................................
                 113,400   Herman Miller, Inc.                                           6,187,388
 ....................................................................................................
               3,020,200   International Container
                           Terminal Services, Inc. (Philippines)                           377,525
 ....................................................................................................
                  43,244   Mannesmann AG (Germany)(NON)                                 21,862,512
 ....................................................................................................
                 156,700   Paychex, Inc.                                                 7,932,938
 ....................................................................................................
               1,665,800   Reuters Holdings PLC ADR
                           (United Kingdom)(NON)                                        18,266,913
 ....................................................................................................
                 509,000   Ricoh Co., Ltd. (Japan)                                       6,325,889
 ....................................................................................................
                  65,700   Wolters Kluwer N.V. (Netherlands)                             8,493,006
 ....................................................................................................
                 210,400   Cendant Corp. (NON)                                           7,232,500
----------------------------------------------------------------------------------------------------
                                                                                        98,833,356
----------------------------------------------------------------------------------------------------
Cable Television (-%)
 ....................................................................................................
                  38,400   Multicanal Participacoes S.A. ADR
                           (Brazil) (NON)                                                  225,600
----------------------------------------------------------------------------------------------------
Computer Equipment (-%)
 ....................................................................................................
                  46,000   Asustek Computer, Inc. (Taiwan) (NON)                           732,881
----------------------------------------------------------------------------------------------------
Computer Services and Software (5.6%)
 ....................................................................................................
                 108,900   BMC Software, Inc. (NON)                                      7,146,563
 ....................................................................................................
                 195,450   Computer Associates Intl., Inc.                              10,334,419
 ....................................................................................................
                 196,600   Compuware Corp. (NON)                                         6,291,200
 ....................................................................................................
                 282,100   EMC Corp. (NON)                                               7,740,119
 ....................................................................................................
                 190,998   Getronics Electric N.V. (Netherlands)                         6,090,065
 ....................................................................................................
                 122,300   Microsoft Corp. (NON)                                        15,807,275
 ....................................................................................................
                 144,700   Parametric Technology Corp. (NON)                             6,855,163
 ....................................................................................................
                 270,100   PeopleSoft, Inc. (NON)                                       10,533,900
 ....................................................................................................
                  21,296   SAP AG (Germany)                                              6,472,894
 ....................................................................................................
                 544,200   SEMA Group PLC (United Kingdom)                              13,281,310
----------------------------------------------------------------------------------------------------
                                                                                        90,552,908
----------------------------------------------------------------------------------------------------
Computers (0.7%)
 ....................................................................................................
                 411,000   Acer, Inc. GDR (Taiwan) (NON)                                   633,282
 ....................................................................................................
                 181,400   Compaq Computer Corp. (NON)                                  10,237,763
----------------------------------------------------------------------------------------------------
                                                                                        10,871,045
----------------------------------------------------------------------------------------------------
Conglomerates (0.8%)
 ....................................................................................................
                  50,000   Benpres Holdings Corp. GDR
                           (Philippines) (NON)                                             132,500
 ....................................................................................................
                  20,000   Benpres Holdings Corp. 144A GDR
                           (Philippines) (NON)                                              54,000
 ....................................................................................................
                 812,640   Granada Group PLC (United Kingdom)                           12,462,403
 ....................................................................................................
                 518,000   Lonrho PLC (South Africa)                                       788,076
----------------------------------------------------------------------------------------------------
                                                                                        13,436,979
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (-%)
 ....................................................................................................
                 514,000   Guangdong Kelon Elec Holding
                           (Hong Kong)                                                     527,482
----------------------------------------------------------------------------------------------------
Consumer Non Durables (1.6%)
 ....................................................................................................
                 110,600   American Brands, Inc.                                         8,129,100
 ....................................................................................................
                 372,000   Kimberly-Clark de Mexico, S.A. de C.V.
                           Class A                                                       1,822,625
 ....................................................................................................
                  38,638   L'OREAL (France)                                             15,107,503
 ....................................................................................................
                 128,000   PT Gudang Garam (Indonesia)                                     198,524
----------------------------------------------------------------------------------------------------
                                                                                        25,257,752
----------------------------------------------------------------------------------------------------
Consumer Products (2.6%)
 ....................................................................................................
                 103,000   Clorox Co.                                                    8,143,438
 ....................................................................................................
                 265,700   Procter & Gamble Co.                                         21,206,181
 ....................................................................................................
                   2,200   Souza Cruz S.A. (Brazil)                                         17,742
 ....................................................................................................
               1,212,500   Unilever PLC (United Kingdom)                                10,416,939
----------------------------------------------------------------------------------------------------
                                                                                        39,784,300
----------------------------------------------------------------------------------------------------
Consumer Services (0.9%)
 ....................................................................................................
                 136,300   Interpublic Group Cos., Inc.                                  6,789,444
 ....................................................................................................
                 113,200   Marriott International, Inc.                                  7,839,100
----------------------------------------------------------------------------------------------------
                                                                                        14,628,544
----------------------------------------------------------------------------------------------------
Cosmetics (0.9%)
 ....................................................................................................
               1,112,000   Shiseido Co., Ltd. (Japan)                                   15,184,957
----------------------------------------------------------------------------------------------------
Educational Services (0.2%)
 ....................................................................................................
                  75,500   Apollo Group, Inc. Class A (NON)                              3,567,375
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (9.4%)
 ....................................................................................................
                  17,100   Ase Test Limited (NON) (Taiwan)                               1,117,913
 ....................................................................................................
                 224,800   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                          14,757,355
 ....................................................................................................
                 359,000   Canon, Inc. (Japan)                                           8,372,532
 ....................................................................................................
                 163,000   Delta Electronics, Inc. (Taiwan)                                653,005
 ....................................................................................................
                  99,500   Diebold, Inc.                                                 5,037,188
 ....................................................................................................
                 732,800   Electrocomponents PLC
                           (United Kingdom)                                              5,473,994
 ....................................................................................................
                 429,300   General Electric Co.                                         31,499,888
 ....................................................................................................
                  75,500   Hirose Electric Co. Ltd. (Japan)                              3,863,328
 ....................................................................................................
                 110,000   Hon Hai Precision Industry (Taiwan) (NON)                       559,322
 ....................................................................................................
                  53,900   Keyence Corp (Japan)                                          7,980,587
 ....................................................................................................
                  91,000   Rohm Co. Ltd. (Japan)                                         9,284,998
 ....................................................................................................
                 184,400   SCI Systems, Inc. (NON)                                       8,032,925
 ....................................................................................................
                 893,200   Siebe PLC (United Kingdom)                                   17,600,997
 ....................................................................................................
                  40,000   Siliconware Precision Industries Co.
                           GDR (Taiwan) (NON)                                              513,000
 ....................................................................................................
                 120,600   Solectron Corp. (NON)                                         5,012,438
 ....................................................................................................
                 180,300   Sony Corp. (Japan)                                           16,045,103
 ....................................................................................................
                  29,300   Tadiran Ltd. (Israel)                                         1,045,837
 ....................................................................................................
                  65,000   Taiwan Semiconductor Manufacturing Co.
                           (Taiwan) (NON)                                                  224,345
 ....................................................................................................
                 408,500   Tokyo Electron Ltd. (Japan)                                  13,099,573
----------------------------------------------------------------------------------------------------
                                                                                       150,174,328
----------------------------------------------------------------------------------------------------
Energy-Related (0.6%)
 ....................................................................................................
                 179,300   AES Corp. (NON)                                               8,359,863
 ....................................................................................................
                 800,000   Beijing Datang Power
                           Generation Co., Ltd. (China) (NON)                              366,603
 ....................................................................................................
                  34,000   BSES Ltd. (India) (NON)                                         595,000
----------------------------------------------------------------------------------------------------
                                                                                         9,321,466
----------------------------------------------------------------------------------------------------
Entertainment (0.8%)
 ....................................................................................................
                 111,000   Berjaya Sports Toto Berhad (Malaysia)                           284,213
 ....................................................................................................
                 126,100   Disney (Walt) Productions, Inc.                              12,491,781
----------------------------------------------------------------------------------------------------
                                                                                        12,775,994
----------------------------------------------------------------------------------------------------
Environmental Control (0.3%)
 ....................................................................................................
                 130,600   USA Waste Services, Inc. (NON)                                5,126,050
----------------------------------------------------------------------------------------------------
Food and Beverages (5.2%)
 ....................................................................................................
                 561,400   Bass PLC (United Kingdom)                                     8,743,696
 ....................................................................................................
                 170,400   Campbell Soup Co.                                             9,904,500
 ....................................................................................................
                 347,100   Coca-Cola Enterprises, Inc.                                  12,343,744
 ....................................................................................................
                 230,200   Conagra, Inc.                                                 7,553,438
 ....................................................................................................
                 197,100   Fomento Economico Mexicano,
                           S.A. de C.V. Class B, (Mexico)(NON)                           1,584,232
 ....................................................................................................
                 237,000   Guangnan Holdings (Hong Kong)                                   194,267
 ....................................................................................................
                  16,566   Nestle S.A. (Switzerland)                                    24,812,161
 ....................................................................................................
                 326,000   NgFung Hong Ltd. (Hong Kong)                                    342,967
 ....................................................................................................
                  63,300   Panamerican Beverages, Inc. Class A,
                           (Mexico)                                                      2,065,163
 ....................................................................................................
                 270,700   PepsiCo, Inc.                                                 9,863,631
 ....................................................................................................
                 114,200   Sara Lee Corp.                                                6,430,888
----------------------------------------------------------------------------------------------------
                                                                                        83,838,687
----------------------------------------------------------------------------------------------------
Health Care (1.2%)
 ....................................................................................................
                 121,300   Cardinal Health, Inc.                                         9,112,663
 ....................................................................................................
                 328,500   HEALTHSOUTH Corp. (NON)                                       9,115,875
----------------------------------------------------------------------------------------------------
                                                                                        18,228,538
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (0.4%)
 ....................................................................................................
                 238,400   Quorum Health Group, Inc. (NON)                               6,228,200
----------------------------------------------------------------------------------------------------
Insurance and Finance (15.5%)
 ....................................................................................................
                 127,500   Acom Co. Ltd. (Japan)                                         7,042,575
 ....................................................................................................
                 231,400   Aegon N.V. (Netherlands)(NON)                                20,615,844
 ....................................................................................................
                  20,400   Aiful Corp. (Japan)                                           1,385,040
 ....................................................................................................
                 159,800   American Express Co.                                         14,262,150
 ....................................................................................................
                  91,900   American International Group, Inc.                            9,994,125
 ....................................................................................................
                 127,082   Australia & New Zealand Banking
                           Group Ltd. (Australia)(NON)                                     838,886
 ....................................................................................................
                 171,400   Banco Bradesco BRC (Brazil)                                   1,689,427
 ....................................................................................................
                   7,328   Banco Bradesco Rights (Brazil)
                           (expiration date 2/9/98)                                              1
 ....................................................................................................
                 200,594   Banco Frances del Rio de la Plata S.A.
                           ADR (Argentina)                                               1,861,885
 ....................................................................................................
                  92,000   Bangkok Bank Public Co., Ltd. (Thailand)                        230,480
 ....................................................................................................
                  14,300   Bank Handlowy 144A (Poland) (NON)                               182,813
 ....................................................................................................
                 607,000   Bank Leumi Le-Israel (Israel)                                 1,019,793
 ....................................................................................................
                 193,378   Bank of Nova Scotia (Canada)                                  9,112,796
 ....................................................................................................
                 803,520   Bank Sinopac (Taiwan) (NON)                                     614,092
 ....................................................................................................
                  35,800   Commerce Bank of Lebanon 144A GDR
                           (United Kingdom)(NON)                                           640,820
 ....................................................................................................
                 112,400   Credit Saison Co., Ltd. (Japan)                               2,776,585
 ....................................................................................................
               4,453,600   Credito Italiano SPA (Italy)                                 13,736,776
 ....................................................................................................
                 147,477   Deutsche Bank AG (Germany)                                   10,416,896
 ....................................................................................................
                 209,000   First National Bank Holdings Ltd.
                           (South Africa)                                                1,858,398
 ....................................................................................................
                  70,500   Franklin Resources, Inc.                                      6,129,094
 ....................................................................................................
                 540,000   Grupo Financiero Banamex Accival,
                           S.A. de C.V. Class B (Mexico) (NON)                           1,617,589
 ....................................................................................................
                  88,500   Haci Omer Sabanci Holdings (Turkey)(NON)                      1,349,625
 ....................................................................................................
                 661,200   HSBC Holdings PLC (United Kingdom)                           17,008,973
 ....................................................................................................
                   3,520   Housing & Commerical Bank of Korea
                           GDR (Korea)                                                      25,520
 ....................................................................................................
                 243,800   Industrial Finance Corp. of Thailand (The)
                           (Thailand)                                                       37,664
 ....................................................................................................
                 297,912   Internationale Nederlanden Groep
                           (Netherlands)                                                12,557,594
 ....................................................................................................
                  45,000   Liberty Life Association of Africa Ltd.
                           (South Africa)                                                1,156,456
 ....................................................................................................
                 291,400   MBNA Corp.                                                    7,958,863
 ....................................................................................................
               5,642,000   National Mutual Asia Ltd. (Hong Kong)                         5,607,916
 ....................................................................................................
                 183,700   Promise Co., Ltd. (Japan)                                    10,203,202
 ....................................................................................................
               1,790,105   QBE Insurance Group Ltd. (Australia)                          8,049,130
 ....................................................................................................
                  36,043   Schweizerischer Bankverein (Switzerland)                     11,196,389
 ....................................................................................................
                  36,400   Shohkoh Fund & Co., Ltd. (Japan)                             11,114,073
 ....................................................................................................
                  99,000   Sivensa A ADR (Sweden)                                          414,226
 ....................................................................................................
                 131,000   Southtrust Corp.                                              8,310,313
 ....................................................................................................
                  20,800   State Bank of India GDR (India) (NON)                           369,200
 ....................................................................................................
                  29,000   State Bank of India Ltd. 144A (India)                           180,230
 ....................................................................................................
                 182,600   SunAmerica, Inc.                                              7,806,150
 ....................................................................................................
               2,099,900   Telecom Italia SPA (Italy)                                   13,417,015
 ....................................................................................................
                 236,900   Toronto-Dominion Bank (Canada)                                8,917,730
 ....................................................................................................
                 167,500   Travelers Group, Inc.                                         9,024,063
 ....................................................................................................
                 100,600   Washington Mutual, Inc.                                       6,419,538
 ....................................................................................................
                  43,900   Yapi ve Kredi Bankasi A.S. (Turkey) (NON)                     1,690,150
----------------------------------------------------------------------------------------------------
                                                                                       248,840,085
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.7%)
 ....................................................................................................
                 223,400   Omnicare, Inc.                                                6,925,400
 ....................................................................................................
                 143,000   Takeda Chemical Industries (Japan)                            4,081,011
----------------------------------------------------------------------------------------------------
                                                                                        11,006,411
----------------------------------------------------------------------------------------------------
Metals and Mining (1.4%)
 ....................................................................................................
                  65,900   KGHM Polska Miedz S.A. GDR (Poland) (NON)                       453,063
 ....................................................................................................
                 410,000   Billiton PLC (United Kingdom) (NON)                           1,053,660
 ....................................................................................................
                 110,500   Companhia Vale do Rio Doce ADR
                           (Brazil)                                                      2,188,011
 ....................................................................................................
                  23,500   Compania Siderurgica Nacional (Brazil)                          652,778
 ....................................................................................................
                  67,840   Gencor Ltd. (South Africa)                                      111,579
 ....................................................................................................
                  45,000   Hindalco Industries (India)                                     855,115
 ....................................................................................................
                 197,800   Ispat International NV (Netherlands) (NON)                    3,758,786
 ....................................................................................................
                 131,500   Ispat International NV N.Y. Shares
                           (Canada) (NON)                                                2,843,688
 ....................................................................................................
                  50,200   Madeco S.A. ADR (Chile)                                         765,550
 ....................................................................................................
                   7,100   Pohang Iron & Steel Company, Ltd.
                           (South Korea)                                                   198,033
 ....................................................................................................
                 688,684   Rio Tinto PLC (United Kingdom)                                8,505,943
 ....................................................................................................
                 153,700   Sasol Ltd. (South Africa)                                     1,608,415
----------------------------------------------------------------------------------------------------
                                                                                        22,994,621
----------------------------------------------------------------------------------------------------
Oil and Gas (5.8%)
 ....................................................................................................
                 165,000   Cia Naviera Perez Co. (Argentina)                             1,178,336
 ....................................................................................................
                  26,700   Energy Africa Ltd. 144A (South Africa) (NON)                    680,850
 ....................................................................................................
               1,192,300   Ente Nazionale Idrocarburi SPA
                           (Italy) (ENI)(NON)                                            6,761,847
 ....................................................................................................
                 216,700   Halliburton Co.                                              11,254,856
 ....................................................................................................
                  25,000   Hindustan Petroleum Corp. Ltd. GDR
                           (India)                                                         309,783
 ....................................................................................................
                  16,500   Lukoil Holding ADR (Russia)                                   1,518,000
 ....................................................................................................
                  37,100   PTT Exploration & Production PLC
                           (Thailand)                                                      429,090
 ....................................................................................................
                  58,500   Ramco Energy PLC ADR
                           (United Kingdom) (NON)                                          778,781
 ....................................................................................................
                 209,300   Schlumberger Ltd.                                            16,848,650
 ....................................................................................................
                  15,700   Tatneft 144A ADR (Russia) (NON)                               2,237,250
 ....................................................................................................
                     600   Tatneft ADR (Russia)                                             85,500
 ....................................................................................................
                 162,400   Tosco Corp.                                                   6,140,750
 ....................................................................................................
                 233,600   Total Corp. ADR Class B, (France)                            25,403,952
 ....................................................................................................
                  99,500   Western Atlas, Inc. (NON)                                     7,363,000
 ....................................................................................................
               1,418,908   Woodside Petroleum Ltd. (Australia)                           9,994,533
 ....................................................................................................
                  63,500   YPF S.A. ADR (Argentina)                                      2,170,906
 ....................................................................................................
                 500,000   Zhenhai Refining and Chemical Co.
                           Class H (China) (NON)                                           208,150
----------------------------------------------------------------------------------------------------
                                                                                        93,364,234
----------------------------------------------------------------------------------------------------
Packaging and Containers (-%)
 ....................................................................................................
                  43,900   Colep-Companhia Portuguesa de
                           Embalagens (Portugal) (NON)                                     620,664
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.5%)
 ....................................................................................................
                  30,175   Asia Pulp & Paper Co. Ltd. ADR
                           (Singapore) (NON)                                               303,636
 ....................................................................................................
                 102,600   Enso Oy Class R (Finland)                                       795,144
 ....................................................................................................
                 179,400   Fort James Corp.                                              6,862,050
 ....................................................................................................
                 953,500   PT Indah Kiat Pulp & Paper Corp.
                           Class F (Indonesia)                                             172,164
----------------------------------------------------------------------------------------------------
                                                                                         8,132,994
----------------------------------------------------------------------------------------------------
Pharmaceuticals (7.7%)
 ....................................................................................................
                 222,400   Bristol-Myers Squibb Co.                                     21,044,600
 ....................................................................................................
                 353,384   Glaxo Wellcome PLC (United Kingdom)                           8,391,315
 ....................................................................................................
                 148,700   Lilly (Eli) & Co.                                            10,353,238
 ....................................................................................................
                 107,800   Merck & Co., Inc.                                            11,453,750
 ....................................................................................................
                   8,503   Novartis AG ADR (Switzerland)                                13,788,649
 ....................................................................................................
                 220,100   Pfizer, Inc.                                                 16,411,206
 ....................................................................................................
                  26,000   Ranbaxy Laboratories Ltd. (India)                               468,299
 ....................................................................................................
                 189,300   Schering-Plough Corp.                                        11,760,263
 ....................................................................................................
               1,600,279   Smithkline Beecham PLC ADR
                           (United Kingdom)                                             16,440,098
 ....................................................................................................
                 113,150   Warner-Lambert Co.                                           14,030,600
----------------------------------------------------------------------------------------------------
                                                                                       124,142,018
----------------------------------------------------------------------------------------------------
Publishing (0.4%)
 ....................................................................................................
                 109,600   Gannett Co., Inc.                                             6,774,650
----------------------------------------------------------------------------------------------------
Real Estate (1.4%)
 ....................................................................................................
               1,727,600   Ayala Land, Inc. Class B (Philippines)                          691,040
 ....................................................................................................
               4,670,900   Belle Corp. (Philippines) (NON)                                 182,165
 ....................................................................................................
                  43,200   Brazil Realty S.A. 144A ADR (Brazil) (NON)                      842,400
 ....................................................................................................
                 940,000   Cheung Kong Holdings Ltd. (Hong Kong)                         6,158,027
 ....................................................................................................
                  50,000   Grupo Accion, S.A. de C.V. 144A ADR
                           (Mexico) (NON)                                                  518,750
 ....................................................................................................
                  27,833   Inversiones Y Represent ADR (Argentina)                       1,047,217
 ....................................................................................................
               4,100,000   SM Prime Holdings, Inc.                                         615,000
 ....................................................................................................
               1,843,000   Sun Hung Kai Properties Ltd.
                           (Hong Kong)                                                  12,846,853
----------------------------------------------------------------------------------------------------
                                                                                        22,901,452
----------------------------------------------------------------------------------------------------
Retail (7.6%)
 ....................................................................................................
                 982,500   Argos PLC (United Kingdom)                                    8,902,683
 ....................................................................................................
                 450,000   Cifra S.A. de CV (Mexico)                                     1,106,301
 ....................................................................................................
                  66,200   Companhia Brasileira de Distribuicao
                           Grupo Pao de Acucar ADR (Brazil) (NON)                        1,282,625
 ....................................................................................................
                 161,900   Consolidated Stores Corp. (NON)                               7,113,481
 ....................................................................................................
                 216,300   Costco Companies, Inc. (NON)                                  9,652,388
 ....................................................................................................
                 195,300   CVS Corp.                                                    12,511,406
 ....................................................................................................
                 132,400   Dayton Hudson Corp.                                           8,937,000
 ....................................................................................................
                  48,400   Distribucion y Servicio D&S S.A. ADR
                           (Chile)(NON)                                                    898,425
 ....................................................................................................
                 818,348   Dixons Group PLC (United Kingdom)                             8,245,175
 ....................................................................................................
                 998,800   La Rinascente SPA (Italy)                                     7,454,701
 ....................................................................................................
                  98,900   Payless Shoesource, Inc. (NON)                                6,638,663
 ....................................................................................................
                 212,000   PT Ramayana Lestari Sentosa (Indonesia)                         203,172
 ....................................................................................................
                 123,900   Rite Aid Corp.                                                7,271,381
 ....................................................................................................
                 257,300   Super Sol Ltd. (Israel) (NON)                                   729,924
 ....................................................................................................
                  30,000   Super Sol Ltd. ADR (Israel) (NON)                               421,875
 ....................................................................................................
                 161,700   Tiffany & Co.                                                 5,831,306
 ....................................................................................................
                 270,700   TJX Cos., Inc. (The)                                          9,305,313
 ....................................................................................................
                 262,300   Wal-Mart Stores, Inc.                                        10,344,456
 ....................................................................................................
                 222,300   Walgreen Co.                                                  6,974,663
 ....................................................................................................
               2,641,156   Woolworth Co. (Australia) (NON)                               8,820,484
----------------------------------------------------------------------------------------------------
                                                                                       122,645,422
----------------------------------------------------------------------------------------------------
Semiconductors (0.8%)
 ....................................................................................................
                 198,400   SGS-Thomson Microelectronics ADR
                           (France) (NON)                                               12,114,800
----------------------------------------------------------------------------------------------------
Telecommunications (9.4%)
 ....................................................................................................
                  40,500   @Entertainment, Inc. (NON)                                      450,563
 ....................................................................................................
                  74,000   Advanced Info Service Public Co., Ltd.
                           (Thailand)                                                      355,324
 ....................................................................................................
                 151,000   Asia Satellite Telecommunications
                           Holdings Ltd. (Hong Kong)                                       258,268
 ....................................................................................................
                  26,900   Bell Canada International, Inc. (NON)                           410,225
 ....................................................................................................
                 145,200   Cisco Systems, Inc. (NON)                                     8,094,900
 ....................................................................................................
                  19,000   Compania Anonima Nacional Telefonos de
                           Venezuela (CANTV) ADR (Venezuela) (NON)                         790,875
 ....................................................................................................
                  80,200   Compania de Tele Chile ADS (Chile)                            2,395,975
 ....................................................................................................
                 112,800   Lucent Technologies, Inc.                                     9,009,900
 ....................................................................................................
                 111,400   Mahanagar Telephone Nigam Ltd. (India)                          735,069
 ....................................................................................................
                 118,600   Newbridge Networks Corp. (Canada) (NON)                       4,153,324
 ....................................................................................................
                 145,792   Northern Telecom Ltd. (Canada) (NON)                         12,970,490
 ....................................................................................................
                 248,400   Oy Nokia AB Class A (Finland)                                17,654,227
 ....................................................................................................
                   5,000   Philippine Long Distance Telephone Co.
                           (Philippines)                                                   110,000
 ....................................................................................................
                  27,000   Philippine Long Distance Telephone Co.
                           ADR (Philippines)                                               607,500
 ....................................................................................................
                 306,100   Portugal Telecom S.A. (Portugal)                             14,214,764
 ....................................................................................................
                 144,000   PT Indosat (Indonesia)                                          272,007
 ....................................................................................................
                  37,300   PT Telekomunikasi Indonesia ADR
                           (Indonesia) (NON)                                               412,631
 ....................................................................................................
                   1,322   SK Telecom Co., Ltd. (South Korea)                              409,547
 ....................................................................................................
                      81   Telec de Minas Gerais S.A. (Brazil)(NON)                         10,234
 ....................................................................................................
                  12,500   Telecel-Comunicacaoes Pessoais, S.A.
                           (Portugal) (NON)                                              1,331,250
 ....................................................................................................
               3,254,400   Telecom Corp. of New Zealand Ltd.
                           (New Zealand)                                                15,761,059
 ....................................................................................................
               2,664,037   Telecom Italia Mobile SPA (Italy)                            12,299,155
 ....................................................................................................
                 456,873   Telefonaktiebolaget LM Ericsson
                           Class B (Sweden)                                             17,194,084
 ....................................................................................................
                  33,900   Telefonos de Mexico S.A. ADR Class L
                           (Mexico)                                                      1,900,519
 ....................................................................................................
                 108,400   Tellabs, Inc. (NON)                                           5,731,650
 ....................................................................................................
                  26,700   Videsh Sanchar Nigam Ltd. GDR (India) (NON)                     367,125
 ....................................................................................................
               3,366,479   Vodafone Group PLC (United Kingdom)                          24,370,312
----------------------------------------------------------------------------------------------------
                                                                                       152,270,977
----------------------------------------------------------------------------------------------------
Transportation (2.0%)
 ....................................................................................................
                  54,700   AMR Corp. (NON)                                               7,028,950
 ....................................................................................................
               1,815,800   British Airways PLC (United Kingdom)                         16,767,824
 ....................................................................................................
                  53,900   Linea Aerea Nacional Chile S.A. ADR
                           (Chile) (NON)                                                   734,388
 ....................................................................................................
                 284,200   Southwest Airlines Co.                                        6,998,425
 ....................................................................................................
                 835,000   U-Ming Marine Transport Corp. (Taiwan)                          527,504
----------------------------------------------------------------------------------------------------
                                                                                        32,057,091
----------------------------------------------------------------------------------------------------
Utilities (1.4%)
 ....................................................................................................
                 918,500   Centrais Electricas de Santa Catarina
                           S.A. (Brazil)                                                 1,144,012
 ....................................................................................................
                  39,500   Comp Energetica De Minas Gerais
                           (Cemig) 144A ADS (Brazil)                                     1,708,375
 ....................................................................................................
                  19,000   Electricidade de Portugal S.A. (Portugal) (NON)                 360,060
 ....................................................................................................
                 183,400   Electricity Generating Public Co. Ltd.
                           (Thailand)                                                      344,593
 ....................................................................................................
                  94,270   Gas Natural SDG, S.A. Class E (Spain)                         4,889,269
 ....................................................................................................
                  92,000   Korea Electric Power Corp. (South Korea)                        852,153
 ....................................................................................................
                 175,000   Manila Electric Co. Class B (Philippines)                       586,250
 ....................................................................................................
                  27,100   Mosenergo 144A ADR (Russia)                                   1,002,700
 ....................................................................................................
                  93,400   SBC Communications, Inc.                                      6,841,555
 ....................................................................................................
                  15,400   Telebras Co. ADR (Brazil)                                     1,793,138
 ....................................................................................................
                  36,900   Telefonica de Argentina S.A. ADR
                           (Argentina)                                                   1,374,525
 ....................................................................................................
               4,000,000   Unified Energy Systems (Russia)                               1,200,000
----------------------------------------------------------------------------------------------------
                                                                                        22,096,630
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $1,447,204,322)                                    $1,583,594,756
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.2%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   1,990   Banco Itau S.A. BRC $6.86 No par value
                           (NPV) pfd. (Brazil)                                          $1,069,892
 ....................................................................................................
                   8,000   Petroleo Brasileiro S.A. BRC $6.258 pfd.
                           (Brazil)                                                      1,870,968
 ....................................................................................................
                       1   Telecomunicacoes do Rio de Janeiro
                           Telerj S.A. BRC $4.319 pfd. (Brazil) (NON)                          102
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $2,294,657)                                            $2,940,962
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.1%) *(cost $1,893,640)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $1,480,000   Alfa S.A. 144A cv. sub. notes 8s, 2000
                           (Mexico)                                                     $2,112,700
----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (0.1%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                  52,000   Fleming Russia Securities Fund Ltd.
                           (Russia) (NON)                                               $1,092,000
 ....................................................................................................
                   7,300   India Magnum Fund Class A,
                           (acquired 11/1/96, cost $384,300)
                           (India) (RES)(NON)                                              273,750
----------------------------------------------------------------------------------------------------
                           Total Investment Companies
                           (cost $1,175,920)                                            $1,365,750
----------------------------------------------------------------------------------------------------
CONVERTABLE PREFERRED STOCKS (-%) * (cost $20,157)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   5,720   Internationale Nederlanden Groep NLG
                           $0.53 N.V. cv. pfd. (Netherlands)                               $27,809
----------------------------------------------------------------------------------------------------
WARRANTS (-%) * (NON) (cost $-)
----------------------------------------------------------------------------------------------------
Number of Warrants                                               Expiration Date               Value
 ....................................................................................................
                 934,180   Belle Corp. (Philippines)                     9/11/00            $1,460
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (1.4%) *(cost $22,501,093)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $22,497,000   Interest in $500,000,000 joint repurchase
                           agreement dated December 31, 1997
                           with Lehman Brothers due January 2, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $22,505,186 for an effective yield
                           of 6.55%                                                    $22,501,093
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $1,475,089,789) ***                                $1,612,544,530
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1997
(aggregate face value $136,733,640)
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                      Market         Aggregate       Delivery        Appreciation/
                                       Value        Face Value           Date       (Depreciation)
 ....................................................................................................
British Pounds                   $77,465,697       $79,877,021        2/13/98           $2,411,324
 ....................................................................................................
Japanese Yen                      54,214,443        56,856,619        2/13/98            2,642,176
----------------------------------------------------------------------------------------------------
                                                                                        $5,053,500
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
December 31, 1997: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                       1.2%
 ....................................................................................................
Canada                                                                                          2.9
 ....................................................................................................
Finland                                                                                         1.1
 ....................................................................................................
France                                                                                          4.3
 ....................................................................................................
Germany                                                                                         3.7
 ....................................................................................................
Hong Kong                                                                                       1.7
 ....................................................................................................
Italy                                                                                           3.3
 ....................................................................................................
Japan                                                                                           7.2
 ....................................................................................................
Mexico                                                                                          1.2
 ....................................................................................................
Netherlands                                                                                     4.1
 ....................................................................................................
New Zealand                                                                                     1.0
 ....................................................................................................
Portugal                                                                                        1.1
 ....................................................................................................
Sweden                                                                                          1.1
 ....................................................................................................
Switzerland                                                                                     3.1
 ....................................................................................................
United Kingdom                                                                                 14.1
 ....................................................................................................
United States                                                                                  44.5
 ....................................................................................................
Other                                                                                           4.4
----------------------------------------------------------------------------------------------------
Total                                                                                         100.0%
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Growth & Income Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (96.7%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Aerospace and Defense (2.4%)
 ....................................................................................................
               2,016,650   Boeing Co.                                                  $98,689,809
 ....................................................................................................
                 379,329   General Motors Corp. Class H                                 14,011,465
 ....................................................................................................
                 640,120   Lockheed Martin Corp.                                        63,051,820
 ....................................................................................................
                 135,000   Northrop Grumman Corp.                                       15,525,000
 ....................................................................................................
                 222,445   Raytheon Co Class A                                          10,969,319
----------------------------------------------------------------------------------------------------
                                                                                       202,247,413
----------------------------------------------------------------------------------------------------
Automotive (1.5%)
 ....................................................................................................
                 626,985   Chrysler Corp.                                               22,062,035
 ....................................................................................................
                 415,000   Ford Motor Co.                                               20,205,313
 ....................................................................................................
               1,360,640   Goodyear Tire & Rubber Co. (The)                             86,570,707
----------------------------------------------------------------------------------------------------
                                                                                       128,838,055
----------------------------------------------------------------------------------------------------
Basic Industrial Products (2.7%)
 ....................................................................................................
                 745,000   Caterpillar, Inc.                                            36,179,063
 ....................................................................................................
                 946,384   Cooper Industries, Inc.                                      46,372,816
 ....................................................................................................
               1,415,411   Deere (John) & Co.                                           82,536,154
 ....................................................................................................
                 767,455   Minnesota Mining & Manufacturing Co.                         62,979,276
----------------------------------------------------------------------------------------------------
                                                                                       228,067,309
----------------------------------------------------------------------------------------------------
Broadcasting (0.3%)
 ....................................................................................................
                 831,267   Comcast Corp. Class A                                        26,236,865
----------------------------------------------------------------------------------------------------
Building and Construction (0.2%)
 ....................................................................................................
                 356,074   Masco Corp.                                                  18,115,265
----------------------------------------------------------------------------------------------------
Business Equipment and Services (3.5%)
 ....................................................................................................
               1,635,370   IBM Corp.                                                   170,998,376
 ....................................................................................................
               1,651,950   Xerox Corp.                                                 121,934,559
----------------------------------------------------------------------------------------------------
                                                                                       292,932,935
----------------------------------------------------------------------------------------------------
Chemicals (3.0%)
 ....................................................................................................
                 555,980   Dow Chemical Co.                                             56,431,970
 ....................................................................................................
               1,715,886   du Pont (E.I.) de Nemours & Co., Ltd.                       103,060,403
 ....................................................................................................
                 762,263   Eastman Chemical Co.                                         45,402,290
 ....................................................................................................
                 254,205   PPG Industries, Inc.                                         14,521,461
 ....................................................................................................
                 700,188   Witco Chemical Corp.                                         28,576,423
----------------------------------------------------------------------------------------------------
                                                                                       247,992,547
----------------------------------------------------------------------------------------------------
Computer Equipment (0.2%)
 ....................................................................................................
                 957,880   Seagate Technology, Inc. (NON)                               18,439,190
----------------------------------------------------------------------------------------------------
Computer Services and Software (2.4%)
 ....................................................................................................
               1,509,000   3Com Corp. (NON)                                             52,720,688
 ....................................................................................................
               2,112,260   Computer Associates Intl., Inc.                             111,685,748
 ....................................................................................................
               1,139,148   NCR Corp. (NON)                                              31,682,554
----------------------------------------------------------------------------------------------------
                                                                                       196,088,990
----------------------------------------------------------------------------------------------------
Conglomerates (1.4%)
 ....................................................................................................
                 375,000   Ogden Corp.                                                  10,570,313
 ....................................................................................................
                 460,405   Temple Inland, Inc. (NON)                                    24,084,937
 ....................................................................................................
                 810,700   Tenneco, Inc.                                                32,022,650
 ....................................................................................................
                 993,524   TRW, Inc.                                                    53,029,344
----------------------------------------------------------------------------------------------------
                                                                                       119,707,244
----------------------------------------------------------------------------------------------------
Consumer Non Durables (5.4%)
 ....................................................................................................
               1,221,588   American Brands, Inc.                                        89,786,718
 ....................................................................................................
                 950,000   Gallaher Group PLC (United Kingdom) (NON)                    20,306,250
 ....................................................................................................
               2,960,001   Kimberly-Clark Corp.                                        145,965,049
 ....................................................................................................
               3,084,225   Philip Morris Cos., Inc.                                    139,753,945
 ....................................................................................................
               1,459,073   RJR Nabisco Holdings Corp.                                   54,715,238
----------------------------------------------------------------------------------------------------
                                                                                       450,527,200
----------------------------------------------------------------------------------------------------
Consumer Related (0.4%)
 ....................................................................................................
               3,618,600   Unilever Group (United Kingdom)                              31,088,442
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (8.5%)
 ....................................................................................................
                  90,265   Eaton Corp.                                                   8,056,151
 ....................................................................................................
               1,541,395   Emerson Electric Co.                                         86,992,480
 ....................................................................................................
               2,134,600   General Electric Co.                                        156,626,275
 ....................................................................................................
               2,590,860   Hewlett-Packard Co.                                         161,928,750
 ....................................................................................................
               2,018,305   Intel Corp.                                                 141,785,926
 ....................................................................................................
                 255,000   Micron Technology, Inc. (NON)                                 6,630,000
 ....................................................................................................
                 605,800   Motorola, Inc.                                               34,568,463
 ....................................................................................................
                 694,317   Rockwell International Corp.                                 36,278,063
 ....................................................................................................
                 200,000   Siebe PLC (United Kingdom)                                    3,941,110
 ....................................................................................................
               1,539,750   Texas Instruments, Inc.                                      69,288,750
----------------------------------------------------------------------------------------------------
                                                                                       706,095,968
----------------------------------------------------------------------------------------------------
Entertainment (0.6%)
 ....................................................................................................
                 580,700   ITT Corp. (NON)                                              48,125,513
----------------------------------------------------------------------------------------------------
Environmental Control (0.4%)
 ....................................................................................................
               1,140,000   Waste Management, Inc.                                       31,350,000
----------------------------------------------------------------------------------------------------
Food and Beverages (5.5%)
 ....................................................................................................
               1,581,088   Anheuser-Busch Cos., Inc.                                    69,567,872
 ....................................................................................................
               1,735,540   General Mills, Inc.                                         124,308,053
 ....................................................................................................
               1,117,380   Heinz (H.J.) Co.                                             56,776,871
 ....................................................................................................
                  20,000   Nestle S.A. (Switzerland)                                    29,955,525
 ....................................................................................................
               1,733,020   PepsiCo, Inc.                                                63,146,916
 ....................................................................................................
                 350,000   Quaker Oats Co. (The)                                        18,462,500
 ....................................................................................................
               1,691,735   Sara Lee Corp.                                               95,265,827
----------------------------------------------------------------------------------------------------
                                                                                       457,483,564
----------------------------------------------------------------------------------------------------
Health Care (2.9%)
 ....................................................................................................
                 610,900   Abbott Laboratories                                          40,052,131
 ....................................................................................................
                 978,845   Merck & Co., Inc.                                           104,002,281
 ....................................................................................................
               1,655,000   Tenet Healthcare Corp. (NON)                                 54,821,875
 ....................................................................................................
                 919,700   United Healthcare Corp.                                      45,697,594
----------------------------------------------------------------------------------------------------
                                                                                       244,573,881
----------------------------------------------------------------------------------------------------
Insurance and Finance (18.1%)
 ....................................................................................................
               1,061,900   Aetna, Inc.                                                  74,930,319
 ....................................................................................................
                 989,716   Ahmanson (H.F.) & Co.                                        66,249,115
 ....................................................................................................
               1,617,967   American General Corp.                                       87,471,341
 ....................................................................................................
               1,313,220   AON Corp.                                                    76,987,523
 ....................................................................................................
                 917,200   Banc One Corp.                                               49,815,425
 ....................................................................................................
                 611,485   BankBoston Corp.                                             57,441,372
 ....................................................................................................
                 444,867   Bankers Trust New York Corp. (CUS)                           50,019,733
 ....................................................................................................
                 160,000   Beneficial Corp.                                             13,300,000
 ....................................................................................................
                 350,000   Chase Manhattan Corp.                                        38,325,000
 ....................................................................................................
                 578,885   CIGNA Corp.                                                 100,183,285
 ....................................................................................................
                 230,683   Comerica, Inc.                                               20,819,141
 ....................................................................................................
                 261,400   CoreStates Financial Corp.                                   20,928,338
 ....................................................................................................
                 245,000   Crestar Financial Corp.                                      13,965,000
 ....................................................................................................
               1,313,009   Federal National Mortgage Association                        74,923,576
 ....................................................................................................
                 918,155   First Chicago NBD Corp.                                      76,665,943
 ....................................................................................................
                  27,300   First of America Bank Corp.                                   2,105,513
 ....................................................................................................
                 195,000   First Tennessee National Corp.                               13,016,250
 ....................................................................................................
               1,519,850   First Union Corp.                                            77,892,313
 ....................................................................................................
                 760,000   Fleet Financial Group, Inc.                                  56,952,500
 ....................................................................................................
                 330,000   Hartford Financial Services Group (ITT)                      30,875,625
 ....................................................................................................
                 100,000   Huntington Bancshares, Inc.                                   3,600,000
 ....................................................................................................
                 785,118   KeyCorp                                                      55,596,168
 ....................................................................................................
                 393,732   Mercantile Bancorpation, Inc.                                24,214,518
 ....................................................................................................
                 716,489   Morgan (J.P.) & Co., Inc.                                    80,873,696
 ....................................................................................................
                 200,000   National City Corp.                                          13,150,000
 ....................................................................................................
                 645,940   NationsBank Corp.                                            39,281,226
 ....................................................................................................
                 270,000   Norwest Corp.                                                10,428,750
 ....................................................................................................
               2,121,646   PNC Bank Corp.                                              121,066,425
 ....................................................................................................
                 485,210   Summit Bancorp                                               25,837,433
 ....................................................................................................
                  80,000   SunTrust Banks, Inc.                                          5,710,000
 ....................................................................................................
                 150,000   Union Planters Corp.                                         10,190,625
 ....................................................................................................
               1,050,000   USF&G Corp.                                                  23,165,625
 ....................................................................................................
                 683,523   Washington Mutual, Inc.                                      43,617,311
 ....................................................................................................
                 135,800   Wells Fargo & Co.                                            46,095,613
----------------------------------------------------------------------------------------------------
                                                                                     1,505,694,702
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.5%)
 ....................................................................................................
               2,415,850   Baxter International, Inc.                                  121,849,434
----------------------------------------------------------------------------------------------------
Metals and Mining (0.8%)
 ....................................................................................................
                 461,600   Aluminum Co. of America                                      32,485,100
 ....................................................................................................
               1,377,299   Freeport-McMoRan Copper &
                           Gold Co., Inc. Class A                                       21,089,891
 ....................................................................................................
                 890,346   Freeport-McMoRan Copper &
                           Gold Co., Inc. Class B                                       14,022,950
----------------------------------------------------------------------------------------------------
                                                                                        67,597,941
----------------------------------------------------------------------------------------------------
Oil and Gas (8.1%)
 ....................................................................................................
               1,134,450   Amoco Corp.                                                  96,570,056
 ....................................................................................................
                 810,930   Atlantic Richfield Co.                                       64,975,766
 ....................................................................................................
                 610,275   British Petroleum PLC ADR
                           (United Kingdom)                                             48,631,289
 ....................................................................................................
               1,460,957   Elf Aquitane ADR (France)                                    85,648,604
 ....................................................................................................
                 715,000   Enron Corp.                                                  29,717,188
 ....................................................................................................
                 427,065   Ente Nazionale Idrocarburi S.P.A.
                           (ENI) ADR (Italy)                                            24,369,397
 ....................................................................................................
               2,567,430   Exxon Corp.                                                 157,094,623
 ....................................................................................................
                 879,800   Mobil Corp.                                                  63,510,563
 ....................................................................................................
               1,144,039   Occidental Petroleum Corp.                                   33,534,643
 ....................................................................................................
                 250,000   Royal Dutch Petroleum Co. ADR
                           (Netherlands)                                                13,546,875
 ....................................................................................................
                 150,000   Tosco Corp.                                                   5,671,875
 ....................................................................................................
                 215,000   Total Corp. ADR (France)                                     11,932,500
 ....................................................................................................
               1,287,210   YPF S.A. ADR (Argentina)                                     44,006,492
----------------------------------------------------------------------------------------------------
                                                                                       679,209,871
----------------------------------------------------------------------------------------------------
Paper and Forest Products (1.9%)
 ....................................................................................................
               1,330,900   International Paper Co.                                      57,395,063
 ....................................................................................................
               2,036,565   Weyerhaeuser Co.                                             99,918,970
----------------------------------------------------------------------------------------------------
                                                                                       157,314,033
----------------------------------------------------------------------------------------------------
Pharmaceuticals (6.5%)
 ....................................................................................................
               1,661,155   American Home Products Corp.                                127,078,358
 ....................................................................................................
               1,512,205   Bristol-Myers Squibb Co.                                    143,092,398
 ....................................................................................................
               1,068,907   Glaxo Wellcome PLC ADR
                           (United Kingdom) (NON)                                       51,173,923
 ....................................................................................................
                 364,140   Johnson & Johnson                                            23,987,723
 ....................................................................................................
               5,457,340   Pharmacia & Upjohn, Inc.                                    199,875,078
----------------------------------------------------------------------------------------------------
                                                                                       545,207,480
----------------------------------------------------------------------------------------------------
Photography (1.1%)
 ....................................................................................................
               1,474,810   Eastman Kodak Co.                                            89,686,883
----------------------------------------------------------------------------------------------------
Publishing (0.8%)
 ....................................................................................................
                 432,400   McGraw-Hill, Inc.                                            31,997,600
 ....................................................................................................
                 573,800   Times Mirror Co. Class A                                     35,288,700
----------------------------------------------------------------------------------------------------
                                                                                        67,286,300
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (0.6%)
 ....................................................................................................
                 100,000   Avalon Properties, Inc.                                       3,093,750
 ....................................................................................................
                 698,777   Equity Office Properties Trust                               22,055,149
 ....................................................................................................
                 417,850   Equity Residential Properties Trust                          21,127,541
 ....................................................................................................
                  50,000   LTC Properties, Inc.                                          1,037,500
 ....................................................................................................
                 102,900   Starwood Lodging Trust                                        5,955,338
----------------------------------------------------------------------------------------------------
                                                                                        53,269,278
----------------------------------------------------------------------------------------------------
Retail (4.5%)
 ....................................................................................................
                 742,390   Dayton Hudson Corp.                                          50,111,325
 ....................................................................................................
                 656,000   Federated Department Stores, Inc. (NON)                      28,249,000
 ....................................................................................................
               4,744,940   K mart Corp. (NON)                                           54,863,369
 ....................................................................................................
               1,220,237   Lowe's Cos., Inc.                                            58,190,052
 ....................................................................................................
                 695,270   May Department Stores Co.                                    36,632,038
 ....................................................................................................
                 712,675   Penney (J.C.) Co., Inc.                                      42,983,211
 ....................................................................................................
               3,226,775   Toys R Us (NON)                                             101,441,739
----------------------------------------------------------------------------------------------------
                                                                                       372,470,734
----------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
 ....................................................................................................
               1,773,835   Sprint Corp.                                                103,991,077
----------------------------------------------------------------------------------------------------
Transportation (3.2%)
 ....................................................................................................
                 235,000   AMR Corp. (NON)                                              30,197,500
 ....................................................................................................
                 547,047   Burlington Northern Santa Fe Corp.                           50,841,181
 ....................................................................................................
                 106,200   CSX Corp.                                                     5,734,800
 ....................................................................................................
                 277,270   Delta Air Lines, Inc.                                        32,995,130
 ....................................................................................................
               1,361,890   Norfolk Southern Corp.                                       41,963,236
 ....................................................................................................
                 886,035   Ryder System, Inc.                                           29,017,646
 ....................................................................................................
               1,180,835   Union Pacific Corp.                                          73,728,385
----------------------------------------------------------------------------------------------------
                                                                                       264,477,878
----------------------------------------------------------------------------------------------------
Utilities (7.0%)
 ....................................................................................................
               2,078,790   American Telephone & Telegraph Co.                          127,325,888
 ....................................................................................................
                 403,500   Baltimore Gas & Electric Co.                                 13,744,219
 ....................................................................................................
                 638,206   Bell Atlantic Corp.                                          58,076,746
 ....................................................................................................
                 431,399   BellSouth Corp.                                              24,293,156
 ....................................................................................................
                 512,888   Carolina Power & Light Co.                                   21,765,685
 ....................................................................................................
                 145,000   Dominion Resources, Inc.                                      6,171,563
 ....................................................................................................
               1,686,214   Duke Power Co.                                               93,374,100
 ....................................................................................................
                  79,200   New Century Energies, Inc.                                    3,796,650
 ....................................................................................................
                 550,000   Pacific Enterprises                                          20,693,750
 ....................................................................................................
                 244,000   Potomac Electric Power Co.                                    6,298,250
 ....................................................................................................
               1,675,126   SBC Communications, Inc.                                    122,702,980
 ....................................................................................................
                 801,100   Southern Co.                                                 20,728,463
 ....................................................................................................
                 232,800   Texas Utilities Co.                                           9,675,750
 ....................................................................................................
                 129,100   Union Electric Co.                                            5,583,575
 ....................................................................................................
               1,193,003   US West, Inc.                                                53,834,260
----------------------------------------------------------------------------------------------------
                                                                                       588,065,035
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $6,719,299,661)                                    $8,064,031,027
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                  38,400   AirTouch Communications, Inc. Ser. C,
                           $2.125 cv. cum. pfd.                                         $2,392,800
 ....................................................................................................
                  90,000   Freeport-McMoRan Copper Co., Inc.
                           $1.75 cv. pfd.                                                1,951,875
 ....................................................................................................
                 150,000   K mart Financing $3.875 cv. pfd.                              7,743,750
 ....................................................................................................
                  35,000   Tosco Corp. $2.875 cv. pfd.                                   2,266,250
 ....................................................................................................
                  50,000   Tosco Financing Trust 144A
                           $2.875 cv. pfd.                                               3,231,250
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $17,071,619)                                          $17,585,925
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.1%) * (cost $6,429,500)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $6,500,000   Apple Computer, Inc. cv. sub. notes
                           6s, 2001                                                     $5,240,625
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.9%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $25,000,000   Corporate Asset Funding Co., Inc.
                           effective yield of 5.77%,
                           February 17, 1998                                           $24,811,674
 ....................................................................................................
              25,000,000   Credit Suisse Financial Services, Inc.
                           effective yield of 5.72%,
                           March 11, 1998                                               24,720,000
 ....................................................................................................
              25,000,000   Federal Home Loan Mortgage Corp.
                           effective yield of 5.64%,
                           February 20, 1998                                            24,804,167
 ....................................................................................................
              23,000,000   Federal National Mortgage Association
                           effective yield of 5.59%, March 2, 1998                      22,779,200
 ....................................................................................................
              25,000,000   Ford Motor Credit Co. effective yield
                           of 5.72%, March 23, 1998                                     24,670,000
 ....................................................................................................
              25,000,000   Preferred Receivables Funding Corp.
                           effective yield of 5.83%, January 28, 1998                   24,890,688
 ....................................................................................................
              91,040,000   Interest in $575,000,000 joint
                           repurchase agreement dated
                           December 31, 1997 with Goldman,
                           Sachs & Co., due January 2, 1998 with
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $91,072,876 for an effective yield
                           of 6.5%                                                      91,056,438
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $237,752,849)                                        $237,732,167
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $6,980,553,629) ***                                $8,324,589,744
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1997
----------------------------------------------------------------------------------------------------
                                      Market         Aggregate       Delivery           Unrealized
                                       Value        Face Value           Date         Depreciation
 ....................................................................................................
French Francs                    $21,558,045       $20,799,563         2/5/98            $(758,482)
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT High Yield Fund

Portfolio of investments owned
December 31, 1997
CORPORATE BONDS AND NOTES (81.0%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Advertising (0.5%)
 ....................................................................................................
                $750,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                  $821,250
 ....................................................................................................
               2,965,000   Lamar Advertising Co. company guaranty
                           8 5/8s, 2007                                                  3,035,400
 ....................................................................................................
               1,660,000   Outdoor Comunications Inc. sr. sub.
                           notes 9 1/4s, 2007                                            1,697,350
----------------------------------------------------------------------------------------------------
                                                                                         5,554,000
----------------------------------------------------------------------------------------------------
Aerospace and Defense (1.2%)
 ....................................................................................................
               3,175,000   BE Aerospace sr. sub. notes Ser. B,
                           9 7/8s, 2006                                                  3,349,625
 ....................................................................................................
               1,050,000   K & F Industries, Inc.144A sr. sub. notes
                           9 1/4s, 2007                                                  1,076,250
 ....................................................................................................
               2,520,000   L-3 Communications Corp. sr. sub. notes
                           Ser. B, 10 3/8s, 2007                                         2,721,600
 ....................................................................................................
               1,075,000   Sequa Corp. sr. notes 9 5/8s, 1999                            1,104,563
 ....................................................................................................
               1,750,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                       1,820,000
 ....................................................................................................
               1,050,000   Tracor, Inc. sr. sub. notes 8 1/2s, 2007                      1,060,500
 ....................................................................................................
               1,095,000   United Defense Industries Inc. 144A
                           sr. sub. notes 8 3/4s, 2007                                   1,101,844
----------------------------------------------------------------------------------------------------
                                                                                        12,234,382
----------------------------------------------------------------------------------------------------
Agriculture (0.5%)
 ....................................................................................................
               2,159,000   PMI Holdings Corp. sub. disc. deb.
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 9/1/00), 2005 (STP)                                 1,740,694
 ....................................................................................................
               2,907,860   Premium Standard Farms, Inc. sr. secd.
                           notes 11s, 2003 (PIK)                                         3,198,647
----------------------------------------------------------------------------------------------------
                                                                                         4,939,341
----------------------------------------------------------------------------------------------------
Airlines (0.1%)
 ....................................................................................................
               1,290,000   Trans World Airlines 144A sr. notes
                           11 1/2s, 2004                                                 1,296,450
----------------------------------------------------------------------------------------------------
Apparel (0.8%)
 ....................................................................................................
               1,190,000   GFSI, Inc. 144A stepped-coupon zero %
                           (11.375s, 9/15/04), 2009 (STP)                                1,231,650
 ....................................................................................................
                 485,000   GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                  499,550
 ....................................................................................................
               2,557,000   Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                 2,627,318
 ....................................................................................................
               2,085,000   Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                  2,207,494
 ....................................................................................................
               1,000,000   Sun Apparel Inc Ser. B, 9 1/8s, 2004                            991,250
 ....................................................................................................
               1,040,000   William Carter Co. 144A sr. sub. notes
                           12s, 2008                                                     1,112,800
----------------------------------------------------------------------------------------------------
                                                                                         8,670,062
----------------------------------------------------------------------------------------------------
Automotive (1.1%)
 ....................................................................................................
               1,500,000   Delco Remy International, Inc. 144A
                           11 1/2s, 2004                                                 1,522,500
 ....................................................................................................
               1,000,000   Exide Corp. FRN 7.87s, 1999                                   1,003,750
 ....................................................................................................
                 470,000   Hawk Corp. sr. notes 10 1/4s, 2003                              501,725
 ....................................................................................................
               2,380,000   Lear Corp. sub. notes 9 1/2s, 2006                            2,618,000
 ....................................................................................................
               5,370,000   Oxford Automotive, Inc. company
                           guaranty 10 1/8s, 2007                                        5,665,350
----------------------------------------------------------------------------------------------------
                                                                                        11,311,325
----------------------------------------------------------------------------------------------------
Automotive Parts (1.0%)
 ....................................................................................................
                 800,000   Aetna Industries Inc. sr. notes
                           11 7/8s, 2006                                                   728,000
 ....................................................................................................
                 431,000   Aftermarket Technology Corp. sr. sub.
                           notes 12s, 2004                                                 478,410
 ....................................................................................................
               2,100,000   Aftermarket Technology Corp. sr. sub.
                           notes Ser. D, 12s, 2004                                       2,331,000
 ....................................................................................................
               1,000,000   American Axel & Manufacturing
                           Bank Term Loan B, FRN 8s, 2005                                1,002,500
 ....................................................................................................
                 575,000   Cambridge Industries Inc. 144A sr. sub.
                           notes 10 1/4s, 2007                                             598,000
 ....................................................................................................
                 870,000   Delco Remy International, Inc. 144A
                           sr. notes 8 5/8s, 2007                                          881,963
 ....................................................................................................
               3,500,000   Hayes Wheels International, Inc.
                           company guaranty Ser. B, 9 1/8s, 2007                         3,622,500
 ....................................................................................................
                 910,000   Hayes Wheels International, Inc.
                           company guaranty Ser. B, 9 1/8s, 2007                           940,713
----------------------------------------------------------------------------------------------------
                                                                                        10,583,086
----------------------------------------------------------------------------------------------------
Banks (3.4%)
 ....................................................................................................
               1,250,000   Advanta Corp. med. term notes Ser. B,
                           7s, 2001                                                      1,213,500
 ....................................................................................................
               1,500,000   Advanta Corp. med. term notes Ser. C,
                           7.02s, 1999                                                   1,476,090
 ....................................................................................................
                 995,000   Albank Capital Trust 144A company
                           guaranty Ser. AI, 9.27s, 2027                                 1,100,410
 ....................................................................................................
               3,532,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2005                                                  3,637,960
 ....................................................................................................
               3,730,000   Delta Financial Corp. sr. notes 9 1/2s, 2004                  3,702,025
 ....................................................................................................
               1,950,000   Dime Capital Trust I bank guaranty Ser. A,
                           9.33s, 2027                                                   2,205,762
 ....................................................................................................
               3,650,000   First Nationwide Holdings sr. sub. notes
                           9 1/8s, 2003                                                  3,796,000
 ....................................................................................................
               1,770,000   Greenpoint Capital Trust I company
                           guaranty 9.1s, 2027                                           1,972,276
 ....................................................................................................
               2,230,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                2,218,850
 ....................................................................................................
                 895,000   North Fork Capital Trust I company
                           guaranty 8.7s, 2026                                             975,827
 ....................................................................................................
                 650,000   Ocwen Capital Trust I company guaranty
                           10 7/8s, 2027                                                   708,500
 ....................................................................................................
               1,080,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                     1,196,100
 ....................................................................................................
                 510,000   Onbank & Trust Co. company guaranty
                           9 1/4s, 2027                                                    584,588
 ....................................................................................................
               1,085,000   Peoples Heritage Capital Trust company
                           guaranty Ser. B, 9.06s, 2027                                  1,194,661
 ....................................................................................................
                 660,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                          663,300
 ....................................................................................................
               4,545,000   Polytama International notes 11 1/4s, 2007                    3,408,750
 ....................................................................................................
               1,330,000   Provident Capital Trust company guaranty
                           8.6s, 2026                                                    1,408,084
 ....................................................................................................
                 610,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                    647,265
 ....................................................................................................
               1,965,000   Sovereign Capital Trust company
                           guaranty 9s, 2027                                             2,134,953
 ....................................................................................................
                 795,000   Webster Capital Trust I 144A
                           bonds 9.36s, 2027                                               902,341
----------------------------------------------------------------------------------------------------
                                                                                        35,147,242
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.7%)
 ....................................................................................................
               3,000,000   Clark-Schwebel sr. notes 10 1/2s, 2006                        3,270,000
 ....................................................................................................
               1,000,000   Koppers Industries, Inc. 144A sr. sub.
                           notes 9 7/8s, 2007                                            1,030,000
 ....................................................................................................
               2,720,000   Roller Bearing Co. 144A sr. sub. notes
                           9 5/8s, 2007                                                  2,740,400
----------------------------------------------------------------------------------------------------
                                                                                         7,040,400
----------------------------------------------------------------------------------------------------
Broadcasting (6.4%)
 ....................................................................................................
               4,225,000   Acme Television/Finance 144A sr. disc.
                           notes stepped-coupon zero %
                           (10 7/8s, 9/30/00), 2004 (STP)                                3,110,656
 ....................................................................................................
               3,600,000   Allbritton Communications sr. sub. deb.
                           Ser. B, 9 3/4s, 2007                                          3,681,000
 ....................................................................................................
               1,150,000   Antenna TV S.A. 144A sr. notes 9s,
                           2007 (Greece)                                                 1,150,000
 ....................................................................................................
                 612,000   Argyle Television Corp. sr. sub. notes
                           9 3/4s, 2005                                                    685,440
 ....................................................................................................
               5,437,000   Australias Holdngs PTY Ltd. sr. disc, notes
                           stepped-coupon zero % (15s, 11/01/00),
                           2002 (Australia) (STP)                                        2,908,795
 ....................................................................................................
               1,291,844   Australis Media zero %, 2000                                    880,000
 ....................................................................................................
               3,770,000   Benedek Communications Corp. sr. disc.
                           notes stepped-coupon zero %
                           (13 1/4s, 5/15/01), 2006 (STP)                                2,827,500
 ....................................................................................................
                 970,000   Busse Broadcasting Corp. sr. notes
                           11 5/8s, 2000                                                 1,037,900
 ....................................................................................................
               5,690,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero % (12 3/4s, 2/1/02),
                           2009 (STP)                                                    4,039,900
 ....................................................................................................
               1,460,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                  1,467,300
 ....................................................................................................
                 780,000   Central European Media Enterprises Ltd.
                           sr. notes 9 3/8s, 2004 (Bermuda)                                772,200
 ....................................................................................................
               1,290,000   Citadel Broadcasting Co. 144A sr. notes
                           10 1/4s, 2007                                                 1,396,425
 ....................................................................................................
                 111,820   Citadel Broadcasting Co. sr. notes
                           10 1/4s, 2007                                                   121,045
 ....................................................................................................
               4,000,000   Commodore Media, Inc. sr. sub. notes
                           stepped-coupon zero % (7 1/2s, 5/1/98),
                           2003 (STP)                                                    4,480,000
 ....................................................................................................
               4,395,000   Fox Kids Worldwide Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (10 1/4s, 11/1/02), 2007 (STP)                                2,604,038
 ....................................................................................................
               5,660,000   Fox Kids Worldwide Inc. 144A sr. notes
                           9 1/4s, 2007                                                  5,490,200
 ....................................................................................................
               2,070,000   Fox/Liberty Networks LLC 144A
                           sr. notes 8 7/8s, 2007                                        2,064,825
 ....................................................................................................
               1,400,000   Globo Communicacoes 144A company
                           guaranty 10 1/2s, 2006 (Brazil)                               1,337,000
 ....................................................................................................
                 500,000   Granite Broadcasting Corp. sr. sub. notes
                           10 3/8s, 2005                                                   523,750
 ....................................................................................................
               3,425,000   Grupo Televisa S.A. 144A sr. notes
                           11 7/8s, 2006 (Mexico)                                        3,870,250
 ....................................................................................................
               1,325,000   Heritage Media Services Corp. sr. sub.
                           notes 8 3/4s, 2006                                            1,409,469
 ....................................................................................................
               1,640,000   Innova S De R.L. sr. notes 12 7/8s, 2007
                           (Mexico)                                                      1,640,000
 ....................................................................................................
                 930,000   Jacor Communications, Co. 144A
                           company guaranty 8 3/4s, 2007                                   953,250
 ....................................................................................................
                 675,000   Jacor Communications, Inc. company
                           guaranty 9 3/4s, 2006                                           725,625
 ....................................................................................................
               1,325,000   JCAC, Inc. sr. sub. notes 10 1/8s, 2006                       1,440,938
 ....................................................................................................
               4,602,000   Petracom Holdings, Inc. notes
                           17 1/2s, 2003                                                 4,417,920
 ....................................................................................................
               1,815,000   Radio One Inc. company guaranty
                           stepped-coupon Ser. B, zero %
                           (12s, 5/1/00), 2004 (STP)                                     1,796,850
 ....................................................................................................
               3,000,000   Sinclair Broadcast Group, Inc. company
                           guaranty 9s, 2007                                             3,060,000
 ....................................................................................................
               3,325,000   Sinclair Broadcasting Group sr. sub. notes
                           10s, 2005                                                     3,524,500
 ....................................................................................................
               2,375,000   Spanish Broadcasting sr. notes Ser. B,
                           11s, 2004                                                     2,612,500
----------------------------------------------------------------------------------------------------
                                                                                        66,029,276
----------------------------------------------------------------------------------------------------
Building Materials (0.1%)
 ....................................................................................................
               1,070,000   Waxman Industries Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (12 3/4s, 6/1/99), 2004 (STP)                                   946,950
----------------------------------------------------------------------------------------------------
Building and Construction (1.1%)
 ....................................................................................................
                 980,000   American Architectural Products Corp.
                           144A sr. notes 11 3/4s, 2007                                    989,800
 ....................................................................................................
               1,880,000   Atrium Companies Inc. sub. notes
                           10 1/2s, 2006                                                 1,974,000
 ....................................................................................................
               2,600,000   GS Superhighway Holdings 144A sr. notes
                           10 1/4s, 2007 (China)                                         2,528,500
 ....................................................................................................
               5,140,000   Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                   5,808,200
----------------------------------------------------------------------------------------------------
                                                                                        11,300,500
----------------------------------------------------------------------------------------------------
Buses (0.6%)
 ....................................................................................................
                 345,000   Atlantic Express, Transportation Corp.
                           144A company guaranty 10 3/4s, 2004                             366,563
 ....................................................................................................
               1,110,000   Blue Bird Body Co. sr. sub. notes Ser. B,
                           10 3/4s, 2006                                                 1,193,250
 ....................................................................................................
               4,985,000   Consorcio/MCII Holdings sec. notes
                           stepped-coupon zero %
                           (12s, 11/15/98), 2002 (STP)                                   4,561,275
----------------------------------------------------------------------------------------------------
                                                                                         6,121,088
----------------------------------------------------------------------------------------------------
Business Equipment (0.2%)
 ....................................................................................................
               2,155,000   Axiohm Transactions Solutions 144A
                           sr. sub. notes 9 3/4s, 2007                                   2,187,325
----------------------------------------------------------------------------------------------------
Business Services (0.9%)
 ....................................................................................................
               1,990,000   Iron Mountain, Inc. 144A sr. sub. notes
                           8 3/4s, 2009                                                  2,039,750
 ....................................................................................................
               3,750,000   Outsourcing Solutions, Inc. sr. sub. notes
                           Ser. B, 11s, 2006                                             4,143,750
 ....................................................................................................
                 588,000   Pierce Leahy Corp. sr. sub. notes
                           11 1/8s, 2006                                                   664,440
 ....................................................................................................
               1,098,000   United Stationer Supply, Inc. sr. sub. notes
                           12 3/4s, 2005                                                 1,248,975
 ....................................................................................................
                 820,000   Williams Scotsman, Inc. 144A sr. notes
                           9 7/8s, 2007                                                    844,600
----------------------------------------------------------------------------------------------------
                                                                                         8,941,515
----------------------------------------------------------------------------------------------------
Cable Television (5.7%)
 ....................................................................................................
               2,750,000   Adelphia Communications Corp. sr. deb.
                           11 7/8s, 2004                                                 2,970,000
 ....................................................................................................
               2,765,000   Adelphia Communications Corp. sr. notes
                           Ser. B, 9 7/8s, 2007                                          2,910,163
 ....................................................................................................
               3,350,000   American Telecasting, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (14 1/2s, 8/15/00), 2005 (STP)                                1,005,000
 ....................................................................................................
               2,200,000   Charter Communications
                           International, Inc. disc. notes
                           stepped-coupon Ser. B, zero %
                           (14s, 3/15/01), 2007 (STP)                                    1,749,000
 ....................................................................................................
               1,750,000   Charter Communications
                           International, Inc. sr. notes Ser. B,
                           11 1/4s, 2006                                                 1,925,000
 ....................................................................................................
               6,834,000   Comcast UK Cable, Ltd. deb.
                           stepped-coupon zero %
                           (11.2s, 11/15/00), 2007 (Bermuda) (STP)                       5,552,625
 ....................................................................................................
               1,800,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 9/30/99), 2004
                           (United Kingdom) (STP)                                        1,620,000
 ....................................................................................................
               5,220,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (11 3/4s, 12/15/00), 2005
                           (United Kingdom) (STP)                                        4,058,550
 ....................................................................................................
               2,750,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 2/15/02), 2007
                           (United Kingdom) (STP)                                        1,904,375
 ....................................................................................................
                 458,965   Falcon Holdings Group, Inc. sr. sub. notes
                           11s, 2003 (PIK)                                                 494,535
 ....................................................................................................
               2,280,000   FrontierVision Operating Partners LP
                           sr. disc. notes stepped-coupon zero %
                           (11 7/8s, 9/15/01), 2007 (STP)                                1,687,200
 ....................................................................................................
               3,655,000   Frontiervision Operating Partners L.P.
                           sr. sub. notes 11s, 2006                                      4,057,050
 ....................................................................................................
               4,000,000   Frontiervision Operating Partners L.P.
                           8.156s, 2006                                                  4,000,000
 ....................................................................................................
                 800,000   Heartland Wireless Communications, Inc.
                           sr. notes Ser. B, 14s, 2004                                     304,000
 ....................................................................................................
               2,140,000   Heartland Wireless Communications, Inc.
                           sr. notes 13s, 2003                                             770,400
 ....................................................................................................
               3,000,000   Lenfest Communications, Inc. sr. notes
                           8 3/8s, 2005                                                  3,082,500
 ....................................................................................................
               2,000,000   Lenfest Communications, Inc. sr. sub.
                           notes 10 1/2s, 2006                                           2,225,000
 ....................................................................................................
               2,675,000   Marcus Cable Co. (L.P.) sr. disc. notes
                           stepped-coupon zero %
                           (14 1/4s, 6/15/00), 2005 (STP)                                2,313,875
 ....................................................................................................
               3,350,000   NTL Inc. sr. notes Ser. B, 10s, 2007
                           (United Kingdom)                                              3,534,250
 ....................................................................................................
                 530,000   Northland Cable Television 144A sr. sub.
                           notes 10 1/4s, 2007                                             558,488
 ....................................................................................................
                 475,000   Pegasus Communications Corp. 144A
                           sr. notes 9 5/8s, 2005                                          484,500
 ....................................................................................................
               4,615,000   RCN Corp. 144A sr. disc. notes
                           stepped-coupon zero%
                           (11 1/8s, 10/15/02), 2007 (STP)                               2,895,913
 ....................................................................................................
                 650,000   RCN Corp. 144A sr. notes 10s, 2007                              674,375
 ....................................................................................................
               2,025,000   TV Azteca S.A. de C.V. sr. notes
                           10 1/2s, 2007 (Mexico)                                        2,085,750
 ....................................................................................................
                 500,000   TV Azteca S.A. De C.V. sr. notes Ser. A,
                           10 1/8s, 2004 (Mexico)                                          512,500
 ....................................................................................................
               6,950,000   UIH Australia/Pacific, Inc. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (14s, 5/15/01), 2006 (Australia) (STP)                        4,795,500
 ....................................................................................................
                 265,000   Wireless One, Inc. sr. notes 13s, 2003                           82,150
----------------------------------------------------------------------------------------------------
                                                                                        58,252,699
----------------------------------------------------------------------------------------------------
Cellular Communications (5.0%)
 ....................................................................................................
               1,000,000   Celcaribe S.A. sr. notes stepped-coupon
                           zero % (13 1/2s, 3/15/98), 2004 (STP)                         1,025,000
 ....................................................................................................
               6,730,000   Cencall Communications Corp. sr. disc.
                           notes stepped-coupon zero %
                           (10 1/8s, 1/15/99), 2004 (STP)                                6,057,000
 ....................................................................................................
               2,610,000   Comcast Cellular Holdings sr. notes
                           Ser. B, 9 1/2s, 2007                                          2,714,400
 ....................................................................................................
                 675,000   Consorcio Ecuatoriano 144A notes 14s,
                           2002 (Ecuador)                                                  675,000
 ....................................................................................................
               5,500,000   Dial Call Communications, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (10 1/4s, 12/15/98), 2005 (STP)                               5,018,750
 ....................................................................................................
               5,160,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                 5,456,700
 ....................................................................................................
               2,590,000   Interact Systems, Inc. 144A
                           stepped-coupon zero %
                           (14s, 8/1/99), 2003 (STP)                                       984,200
 ....................................................................................................
               1,000,000   Intercel, Inc. sr. disc. notes stepped-coupon
                           zero % (12s, 5/1/01), 2006 (STP)                                730,000
 ....................................................................................................
               3,170,000   Intercel, Inc. sr. disc. notes stepped-coupon
                           zero % (12s, 2/1/01), 2006 (STP)                              2,345,800
 ....................................................................................................
               1,360,000   International Wireless Communications, Inc.
                           sr. disc. notes zero %, 2001                                    680,000
 ....................................................................................................
               6,920,000   McCaw International Ltd sr. discount
                           notes stepped coupon zero %
                           (13s, 4/15/02), 2007 (STP)                                    4,013,600
 ....................................................................................................
              10,450,000   Millicom International Cellular S.A.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                    7,680,750
 ....................................................................................................
               8,950,000   NEXTEL Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10.65s, 9/15/02), 2007 (STP)                                 5,660,875
 ....................................................................................................
               2,805,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                       2,983,819
 ....................................................................................................
               2,350,000   Powertel, Inc. sr. notes 11 1/8s, 2007                        2,561,500
 ....................................................................................................
               1,000,000   Powertel, Inc. 8 7/8s, 2001                                     998,750
 ....................................................................................................
               1,000,000   Telesystem International Wireless Inc.
                           144A sr. disc. notes stepped-coupon
                           zero % (10 1/2s, 11/1/02), 2007
                           (Canada) (STP)                                                  555,000
 ....................................................................................................
                 600,000   Western Wireless Corp. sr. sub. notes
                           10 1/2s, 2007                                                   649,500
----------------------------------------------------------------------------------------------------
                                                                                        50,790,644
----------------------------------------------------------------------------------------------------
Chemicals (1.5%)
 ....................................................................................................
               2,300,000   Acetex Corp. sr. notes 9 3/4s, 2003
                           (Canada)                                                      2,369,000
 ....................................................................................................
               1,250,000   Harris Chemical N.A. Corp. sr. sub. notes
                           10 3/4s, 2003                                                 1,337,500
 ....................................................................................................
               1,450,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 9.094s, 2007                                              1,497,125
 ....................................................................................................
               1,000,000   Huntsman Specialty Bank Loan notes
                           Ser. BK, FRN 9.44s, 2027                                      1,015,000
 ....................................................................................................
               1,500,000   PCI Chemicals & Pharmaceuticals 144A
                           sr. notes 9 1/4s, 2007 (Canada)                               1,492,500
 ....................................................................................................
               1,020,000   Pharmaceutical Fine Chemicals 144A
                           sr. sub. notes 9 3/4s, 2007 (Switzerland)                     1,035,300
 ....................................................................................................
                 997,500   Pioneer Americas Acquisition Bank Loan
                           FRN 8.38s, 2006                                               1,009,969
 ....................................................................................................
               1,730,000   Sovereign Specialty Chemical 144A
                           sr. sub. notes 9 1/2s, 2007                                   1,777,575
 ....................................................................................................
                 545,000   Texas Petrochemical Corp. sr. sub. notes
                           11 1/8s, 2006                                                   588,600
 ....................................................................................................
               1,400,000   Trikem S.A. 144A bonds 10 5/8s, 2007
                           (Brazil)                                                      1,260,000
 ....................................................................................................
               1,670,000   Union Carbide Global Enterprises
                           sr. sub. notes Ser. B, 12s, 2005                              1,870,400
----------------------------------------------------------------------------------------------------
                                                                                        15,252,969
----------------------------------------------------------------------------------------------------
Computer Equipment (0.4%)
 ....................................................................................................
               2,650,000   Autotote Corp. company guaranty Ser. B,
                           10 7/8s, 2004                                                 2,782,500
 ....................................................................................................
               1,100,000   Computervision Corp. sr. sub. notes
                           11 3/8s, 1999                                                 1,108,250
----------------------------------------------------------------------------------------------------
                                                                                         3,890,750
----------------------------------------------------------------------------------------------------
Computer Services (0.1%)
 ....................................................................................................
                 785,000   DecisionOne Corp. sr. sub. notes
                           9 3/4s, 2007                                                    804,625
----------------------------------------------------------------------------------------------------
Conglomerates (0.2%)
 ....................................................................................................
                 749,000   Axia, Inc. sr. sub. notes Ser. B, 11s, 2001                     771,470
 ....................................................................................................
               1,035,000   Cia Latino Americana 144A company
                           guaranty 11 5/8s, 2004 (Argentina)                            1,045,350
 ....................................................................................................
                                                                                         1,816,820
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.2%)
 ....................................................................................................
               1,165,000   Remington Products Co. sr. sub. notes
                           Ser. B, 11s, 2006                                               978,600
 ....................................................................................................
               1,400,000   Sealy Mattress Co. 144A sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 12/15/02), 2007 (STP)                                 847,000
----------------------------------------------------------------------------------------------------
                                                                                         1,825,600
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.6%)
 ....................................................................................................
                 515,000   Amscan Holdings, Inc. 144A sr. sub.
                           notes 9 7/8s, 2007                                              526,588
 ....................................................................................................
                 655,000   CLN Holdings, Inc. sr. disc. notes
                           zero %, 2001                                                    394,638
 ....................................................................................................
               4,250,000   CLN Holdings, Inc. company gauranty
                           zero %, 2001                                                  2,826,250
 ....................................................................................................
                 330,000   Hedstrom Holdings, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                       198,000
 ....................................................................................................
               1,660,000   Viasystems Inc. sr. sub notes 9 3/4s, 2007                    1,713,950
----------------------------------------------------------------------------------------------------
                                                                                         5,659,426
----------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
 ....................................................................................................
               1,476,000   Coinmach Corp. sr. notes Ser. B,
                           11 3/4s, 2005                                                 1,634,670
----------------------------------------------------------------------------------------------------
Cosmetics (0.8%)
 ....................................................................................................
               2,040,000   Carson, Inc. 144A sr. sub. notes
                           10 3/8s, 2007                                                 2,040,000
 ....................................................................................................
                 605,000   French Fragrances, Inc. sr. notes Ser. B,
                           10 3/8s, 2007                                                   635,250
 ....................................................................................................
               7,540,000   Revlon Worldwide Corp. sr. disc. notes
                           Ser. B, zero %, 2001                                          5,259,150
----------------------------------------------------------------------------------------------------
                                                                                         7,934,400
----------------------------------------------------------------------------------------------------
Electric Utilities (3.7%)
 ....................................................................................................
              10,200,000   AES China Generating Co. sr. notes
                           10 1/8s, 2006 (China)                                        10,355,860
 ....................................................................................................
               1,350,000   Calpine Corp. sr. notes 10 1/2s, 2006                         1,478,250
 ....................................................................................................
               1,520,000   Calpine Corp. sr. notes 9 1/4s, 2004                          1,558,000
 ....................................................................................................
               1,685,000   Espirito Santo Centrais 144A sr. notes
                           10s, 2007 (Luxembourg)                                        1,617,600
 ....................................................................................................
               2,272,000   First PV Funding deb. 10.15s, 2016                            2,459,372
 ....................................................................................................
                  18,000   First PV Funding Corp. deb. Ser. 86A,
                           10.3s, 2014                                                      19,462
 ....................................................................................................
               7,775,000   Midland Funding Corp. deb. Ser. A,
                           11 3/4s, 2005                                                 9,340,496
 ....................................................................................................
               2,480,000   Midland Funding Corp. deb. Ser. B,
                           13 1/4s, 2006                                                 3,186,378
 ....................................................................................................
                 468,000   North Atlantic Energy Corp. 1st mtge.
                           Ser. A, 9.05s, 2002                                             480,936
 ....................................................................................................
               1,743,012   Northeast Utilities System notes Ser. A,
                           8.58s, 2006                                                   1,734,768
 ....................................................................................................
               5,700,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004                                        5,244,000
----------------------------------------------------------------------------------------------------
                                                                                        37,475,122
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (1.7%)
 ....................................................................................................
                 920,000   Argo-Tech Corp. 144A sr. sub. notes
                           8 5/8s, 2007                                                    920,000
 ....................................................................................................
               2,000,000   Celestica International Ltd. 144A sr. sub.
                           notes 10 1/2s, 2006 (Canada)                                  2,110,000
 ....................................................................................................
                 779,858   Cirent Semiconductor sr. sub. notes
                           10.22s, 2002                                                    796,431
 ....................................................................................................
                 900,756   Cirent Semiconductor 144A sr. sub.
                           notes 10.14s, 2004                                              922,149
 ....................................................................................................
                 915,000   Details Holdings Corp. 144A sr. disc.
                           notes stepped-coupon zero %
                           (12 1/2s, 11/15/02), 2007 (STP)                                 535,275
 ....................................................................................................
                 500,000   Details, Inc. 144A sr. sub. notes 10s, 2005                     513,750
 ....................................................................................................
               1,340,000   DII Group, Inc. 144A sr. sub. notes
                           8 1/2s, 2007                                                  1,316,550
 ....................................................................................................
               1,465,000   Flextronics Internationsl Ltd. 144A
                           sr. sub. notes 8 3/4s, 2007                                   1,461,338
 ....................................................................................................
                 785,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                   814,438
 ....................................................................................................
                 770,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                     847,000
 ....................................................................................................
               3,225,000   Motors and Gears, Inc. sr. notes Ser. B,
                           10 3/4s, 2006                                                 3,418,500
 ....................................................................................................
               1,205,000   Therma-Wave Inc. sr. notes Ser. B,
                           10 5/8s, 2004                                                 1,289,350
 ....................................................................................................
               2,315,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                 2,384,450
----------------------------------------------------------------------------------------------------
                                                                                        17,329,231
----------------------------------------------------------------------------------------------------
Entertainment (0.5%)
 ....................................................................................................
               1,500,000   Six Flags Corp. sr. sub. notes
                           stepped-coupon zero %
                           (12 1/4s, 6/15/98), 2005 (STP)                                1,597,500
 ....................................................................................................
               3,500,000   Trump Holdings & Funding Corp.
                           sr. notes 15 1/2s, 2005                                       4,007,500
----------------------------------------------------------------------------------------------------
                                                                                         5,605,000
----------------------------------------------------------------------------------------------------
Environmental Control (0.5%)
 ....................................................................................................
               2,295,000   Allied Waste Industries, Inc. company
                           guaranty 10 1/4s, 2006                                        2,518,763
 ....................................................................................................
               4,385,000   Allied Waste Industries, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (11.3s, 6/1/07), 2007 (STP)                                   3,047,575
----------------------------------------------------------------------------------------------------
                                                                                         5,566,338
----------------------------------------------------------------------------------------------------
Financial Services (1.5%)
 ....................................................................................................
               4,000,000   Aames Financial Corp. sr. notes
                           9 1/8s, 2003                                                  3,880,000
 ....................................................................................................
               1,925,000   AEI Holding Co. Inc. 144A sr. notes
                           10s, 2007                                                     1,982,750
 ....................................................................................................
                 600,000   Colonial Capital I 144A company
                           guaranty 8.92s, 2027                                            643,969
 ....................................................................................................
               1,010,000   Dine S.A. de C.V. 144A company guaranty
                           8 3/4s, 2007 (Luxembourg)                                       959,500
 ....................................................................................................
               1,275,000   Investors Capital Trust I company
                           guaranty Ser. B, 9.77s, 2027                                  1,391,344
 ....................................................................................................
               1,655,000   Imperial Credit Industries, Inc. sr. notes
                           9 7/8s, 2007                                                  1,621,900
 ....................................................................................................
               2,090,000   Resource America Inc. 144A bonds
                           12s, 2004                                                     2,131,800
 ....................................................................................................
               2,250,000   SRI Receivables Purchase notes 144A
                           12 1/2s, 2000                                                 2,362,500
----------------------------------------------------------------------------------------------------
                                                                                        14,973,763
----------------------------------------------------------------------------------------------------
Food and Beverages (1.1%)
 ....................................................................................................
               2,165,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                 2,251,600
 ....................................................................................................
               1,950,000   Ameriserve Food Co. company guaranty
                           8 7/8s, 2006                                                  1,959,750
 ....................................................................................................
               2,800,000   Aurora Foods, Inc. 144A ser. sub. notes
                           Ser. D, 9 7/8s, 2007                                          2,954,000
 ....................................................................................................
                 820,000   Canandaigua Wine Co. sr. sub. notes
                           Ser. C, 8 3/4s, 2003                                            828,200
 ....................................................................................................
               2,500,000   Imperial Holly Term Loan B 7.9062s,
                           2005                                                          2,499,919
 ....................................................................................................
               1,200,000   Nebco Evans Holding Co. sr. disc.
                           notes stepped-coupon zero %
                           (12 3/8s, 7/15/02), 2007 (STP)                                  780,000
 ....................................................................................................
                 330,000   Windy Hill Pet Food Co. sr. sub. notes
                           9 3/4s, 2007                                                    343,200
----------------------------------------------------------------------------------------------------
                                                                                        11,616,669
----------------------------------------------------------------------------------------------------
Gaming (3.5%)
 ....................................................................................................
               1,220,000   Argosy Gaming Co. 1st mtge.
                           13 1/4s, 2004                                                 1,274,900
 ....................................................................................................
               4,095,000   Coast Hotels & Casinos, Inc. company
                           guaranty Ser. B, 13s, 2002                                    4,627,350
 ....................................................................................................
               5,061,328   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003 (PIK)                                     5,365,008
 ....................................................................................................
               4,070,000   Fitzgeralds Gaming Corp. 144A company
                           guaranty 12 1/4s, 2004                                        4,070,000
 ....................................................................................................
               4,570,000   Hollywood Casino Corp. sr. notes
                           12 3/4s, 2003                                                 4,901,325
 ....................................................................................................
               2,500,000   Isle of Capri Black Hawk LLC 144A
                           1st mortgage 13s, 2004                                        2,525,000
 ....................................................................................................
               5,150,000   Lady Luck Gaming Corp. 1st mtge.
                           11 7/8s, 2001                                                 5,227,250
 ....................................................................................................
               3,451,000   Louisiana Casino Cruises Corp. 1st mtge.
                           11 1/2s, 1998                                                 3,485,510
 ....................................................................................................
               1,410,000   Penn National Gaming, Inc. 144A sr. notes
                           10 5/8s, 2004                                                 1,466,400
 ....................................................................................................
               2,275,000   PRT Funding Corp. sr. notes 11 5/8s, 2004                     1,774,500
 ....................................................................................................
               1,188,000   Trump Castle Funding Corp. notes
                           11 1/2s, 2000                                                 1,199,880
 ....................................................................................................
               1,395,000   Trump A.C. 1st mtge. company guaranty
                           11 1/4s, 2006                                                 1,377,563
----------------------------------------------------------------------------------------------------
                                                                                        37,294,686
----------------------------------------------------------------------------------------------------
Health Care (2.6%)
 ....................................................................................................
               3,780,000   Genesis Eldercare 144A sr. sub. notes
                           9s, 2007                                                      3,709,125
 ....................................................................................................
                 565,000   Genesis Health Ventures, Inc. sr. sub.
                           notes 9 1/4s, 2006                                              577,713
 ....................................................................................................
               3,360,000   Integrated Health Services, Inc. 144A
                           sr. sub. notes 9 1/4s, 2008                                   3,427,200
 ....................................................................................................
               4,000,000   Merit Behavioral Care sr. sub. notes
                           11 1/2s, 2005                                                 4,620,000
 ....................................................................................................
               4,580,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                     4,671,600
 ....................................................................................................
               5,220,000   Paragon Health Networks, Inc. 144A
                           sr. sub. notes 9 1/2s, 2007                                   5,233,050
 ....................................................................................................
               4,950,000   Sun Healthcare Group Inc. 144A sr. sub.
                           notes 9 1/2s, 2007                                            5,098,500
----------------------------------------------------------------------------------------------------
                                                                                        27,337,188
----------------------------------------------------------------------------------------------------
Insurance and Finance (0.1%)
 ....................................................................................................
               1,000,000   Reliance Group Holdings, Inc. sr. sub. deb.
                           9 3/4s, 2003                                                  1,061,650
----------------------------------------------------------------------------------------------------
Lodging (0.7%)
 ....................................................................................................
               4,925,000   Host Marriott Travel Plaza sr. notes
                           Ser. B, 9 1/2s, 2005                                          5,245,125
 ....................................................................................................
               1,400,000   John Q Hammons Hotels, Inc. 1st mtge.
                           9 3/4s, 2005                                                  1,487,500
----------------------------------------------------------------------------------------------------
                                                                                         6,732,625
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.5%)
 ....................................................................................................
               2,885,000   ALARIS Medical Inc. company guaranty
                           9 3/4s, 2006                                                  3,036,463
 ....................................................................................................
               2,650,000   Dade International, Inc. sr. sub. notes
                           Ser. B, 11 1/8s, 2006                                         2,948,125
 ....................................................................................................
               2,748,000   Graphic Controls Corp. sr. sub. notes
                           Ser. A, 12s, 2005                                             3,064,020
 ....................................................................................................
               3,015,000   Imagyn Medical Technologies, Inc.
                           company guaranty 12 1/2s, 2004                                2,856,713
 ....................................................................................................
               3,636,000   Wright Medical Technology, Inc. 144A
                           notes Ser. C, 11 3/4s, 2000                                   3,672,360
----------------------------------------------------------------------------------------------------
                                                                                        15,577,681
----------------------------------------------------------------------------------------------------
Metals and Mining (0.7%)
 ....................................................................................................
               2,520,000   Anker Coal Group, Inc. 144A sr. notes
                           9 3/4s, 2007                                                  2,545,200
 ....................................................................................................
               1,270,000   Continental Global Group sr. notes
                           Ser. B, 11s, 2007                                             1,352,550
 ....................................................................................................
               1,915,000   Maxxam Group Holdings, Inc. sr. notes
                           Ser. B, 12s, 2003                                             2,068,200
 ....................................................................................................
                 775,000   Murrin Holdings 144A sr. notes 9 3/8s,
                           2007 (Australia)                                                763,375
----------------------------------------------------------------------------------------------------
                                                                                         6,729,325
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.4%)
 ....................................................................................................
               2,125,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2009                                                  2,178,125
 ....................................................................................................
               2,110,000   Cinemark USA, Inc. sr. sub. notes
                           9 5/8s, 2008                                                  2,178,575
----------------------------------------------------------------------------------------------------
                                                                                         4,356,700
----------------------------------------------------------------------------------------------------
Oil and Gas (4.9%)
 ....................................................................................................
               5,670,000   Abraxas Petroleum Corp. 144A sr. notes
                           Ser. B, 11 1/2s, 2004                                         6,208,650
 ....................................................................................................
                 305,000   Benton Oil & Gas Co. 144A sr. notes
                           9 3/8s, 2007                                                    312,625
 ....................................................................................................
               1,620,000   Cliffs Drilling Co. company guaranty
                           Ser. B, 10 1/4s, 2003                                         1,749,600
 ....................................................................................................
               1,310,000   Coho Energy, Inc. sr. sub. notes
                           8 7/8s, 2007                                                  1,310,000
 ....................................................................................................
               2,595,000   Costilla Energy, Inc. sr. notes 10 1/4s, 2006                 2,711,775
 ....................................................................................................
                 650,000   Dailey Petroleum Services Corp. 144A
                           company guaranty 9 3/4s, 2007                                   677,625
 ....................................................................................................
               3,295,000   DI Industries Inc. sr. notes 8 7/8s, 2007                     3,410,325
 ....................................................................................................
                 635,000   Flores & Rucks, Inc. sr. sub. notes
                           3/4s, 2006                                                      696,913
 ....................................................................................................
                 640,000   Newpark Resources, Inc. 144A sr. sub.
                           notes 8 5/8s, 2007                                              649,600
 ....................................................................................................
               1,880,000   Panaco, Inc. 144A sr. notes 10 5/8s, 2004                     1,889,400
 ....................................................................................................
               1,360,000   Parker Drilling Corp. sr. notes Ser. B,
                           9 3/4s, 2006                                                  1,458,600
 ....................................................................................................
                 850,000   Southwest Royalties, Inc. 144A company
                           guaranty 10 1/2s, 2004                                          841,500
 ....................................................................................................
              26,480,000   Transamerican Energy 144A sr. disc.
                           notes stepped-coupon zero %
                           (13s, 6/15/00), 2002 (STP)                                   21,382,600
 ....................................................................................................
               2,310,000   Transamerican Energy 144A sr. notes
                           11 1/2s, 2002                                                 2,321,550
 ....................................................................................................
               3,494,000   TransTexas Gas Corp. sr. sub. notes,
                           Ser. D, 13 3/4s, 2001                                         3,913,280
 ....................................................................................................
                 655,000   Wiser Oil Co. company guaranty
                           9 1/2s, 2007                                                    650,088
----------------------------------------------------------------------------------------------------
                                                                                        50,184,131
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.9%)
 ....................................................................................................
                 875,000   AEP Industries, Inc. 144A sr. sub. notes
                           9 7/8s, 2007                                                    899,063
 ....................................................................................................
               1,600,000   Huntsman Packaging Corp. 144A sr. sub.
                           notes 9 1/8s, 2007                                            1,656,000
 ....................................................................................................
               1,165,000   Radnor Holdings Corp. 144A sr. notes
                           Ser. B, 10s, 2003                                             1,208,688
 ....................................................................................................
                 590,000   Radnor Holdings Inc. sr. notes 10s, 2003                        613,600
 ....................................................................................................
               1,250,000   Riverwood International company
                           guaranty 10 1/4s, 2006                                        1,237,500
 ....................................................................................................
               3,230,000   Vicap SA. 144A company guaranty,
                           11 3/8s, 2007 (Mexico)                                        3,448,025
----------------------------------------------------------------------------------------------------
                                                                                         9,062,876
----------------------------------------------------------------------------------------------------
Paging (2.1%)
 ....................................................................................................
               5,400,000   Arch Communications Group sr. disc.
                           notes stepped-coupon zero %
                           (10 7/8s, 3/15/01), 2008 (STP)                                3,321,000
 ....................................................................................................
               4,300,000   Metrocall, Inc. 144A sr. sub. notes
                           9 3/4s, 2007                                                  4,214,000
 ....................................................................................................
               3,050,000   Mobile Telecommunications Tech.
                           sr. notes 13 1/2s, 2002                                       3,538,000
 ....................................................................................................
               4,100,000   Pagemart Nationwide, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (15s, 2/1/00), 2005 (STP)                                     3,372,250
 ....................................................................................................
               1,550,000   Pagemart Nationwide, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (12 1/4s, 11/1/98), 2003 (STP)                                1,402,750
 ....................................................................................................
               1,500,000   Paging Network Do Brasil sr. notes
                           13 1/2s, 2005 (Brazil)                                        1,365,000
 ....................................................................................................
                 750,000   Paging Network, Inc. sr. sub. notes
                           10 1/8s, 2007                                                   783,750
 ....................................................................................................
               3,125,000   Paging Network, Inc. sr. sub. notes
                           10s, 2008                                                     3,250,000
----------------------------------------------------------------------------------------------------
                                                                                        21,246,750
----------------------------------------------------------------------------------------------------
Paper and Forest Products (3.0%)
 ....................................................................................................
               2,350,000   APP Finance II Mauritius Ltd. bonds
                           stepped-coupon 12s (16s, 2/15/07),
                           2049 (Indonesia) (STP)                                        1,974,000
 ....................................................................................................
               5,075,000   APP International Finance Co. notes
                           11 3/4s, 2005 (Netherlands)                                   4,694,375
 ....................................................................................................
               5,025,000   Florida Coast Paper LLC 1st mtge.
                           Ser. B, 12 3/4s, 2003                                         5,326,500
 ....................................................................................................
               6,980,000   Indah Kiat Financial Mauritius 144A
                           company guaranty 10s, 2007 (Indonesia)                        5,793,400
 ....................................................................................................
               5,250,000   Pindo Deli Finance Mauritius Ltd. 144A
                           company guaranty 10 3/4s, 2007 (India)                        4,488,750
 ....................................................................................................
               5,180,000   PT Pabrik Kertas Tjiwi Kimia 144A
                           company guaranty 10s, 2004 (Indonesia)                        4,247,600
 ....................................................................................................
               2,640,000   Repap New Brunswick sr. notes
                           10 5/8s, 2005 (Canada)                                        2,508,000
 ....................................................................................................
               1,275,000   Stone Container Corp. sr. notes
                           11 7/8s, 2016                                                 1,345,125
----------------------------------------------------------------------------------------------------
                                                                                        30,377,750
----------------------------------------------------------------------------------------------------
Pharmaceuticals (0.7%)
 ....................................................................................................
               3,940,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                           9 1/4s, 2005                                                  4,156,700
 ....................................................................................................
               2,815,000   NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                   2,815,000
----------------------------------------------------------------------------------------------------
                                                                                         6,971,700
----------------------------------------------------------------------------------------------------
Publishing (1.2%)
 ....................................................................................................
               2,295,000   Affinity Group Holdings sr. notes 11s, 2007                   2,444,175
 ....................................................................................................
               4,750,000   American Media Operation, Inc. sr. sub.
                           notes 11 5/8s, 2004                                           5,153,750
 ....................................................................................................
                 850,000   Garden State Newspapers 144A sr. sub.
                           notes 8 3/4s, 2009                                              850,000
 ....................................................................................................
                 820,000   Hollinger International Publishing, Inc.
                           company guaranty 8 5/8s, 2005                                   848,700
 ....................................................................................................
               1,020,000   Perry-Judd 144A sr. sub. notes
                           10 5/8s, 2007                                                 1,060,800
 ....................................................................................................
               1,505,000   Von Hoffman Press Inc. 144A sr. sub.
                           notes 10 3/8s, 2007                                           1,606,588
----------------------------------------------------------------------------------------------------
                                                                                        11,964,013
----------------------------------------------------------------------------------------------------
Railroads (0.4%)
 ....................................................................................................
               2,105,000   TFM S.A. de C.V. 144A company
                           guaranty 10 1/4s, 2007 (Mexico)                               2,210,250
 ....................................................................................................
               2,545,000   TFM S.A. de C.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                       1,692,425
----------------------------------------------------------------------------------------------------
                                                                                         3,902,675
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
               1,000,000   FRD Acquisition Co. sr. notes Ser. B,
                           12 1/2s, 2004                                                 1,086,250
----------------------------------------------------------------------------------------------------
Retail (0.3%)
 ....................................................................................................
                 930,000   Color Spot Nurseries sr. sub. notes
                           10 1/2s, 2007                                                   939,300
 ....................................................................................................
               2,035,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                    2,177,450
----------------------------------------------------------------------------------------------------
                                                                                         3,116,750
----------------------------------------------------------------------------------------------------
Satellite Services (1.9%)
 ....................................................................................................
               2,830,000   Echostar DBS Corp. company guaranty
                           12 1/2s, 2002                                                 3,091,775
 ....................................................................................................
               1,350,000   Echostar Satellite Broadcast Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/8s, 3/15/00), 2004 (STP)                                1,120,500
 ....................................................................................................
               1,345,000   Esat Holdings Ltd. 144A sr. notes
                           stepped-coupon zero %
                           (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                        961,675
 ....................................................................................................
               1,890,000   Globalstar L.P. Capital sr. notes
                           11 3/8s, 2004                                                 1,899,450
 ....................................................................................................
               2,325,000   Globalstar L.P. Capital sr. notes
                           11 1/4s, 2004                                                 2,348,250
 ....................................................................................................
               4,225,000   Iridium LLC/Capital Corp. company
                           guaranty Ser. B, 14s, 2005                                    4,615,813
 ....................................................................................................
               3,560,000   Iridium LLC/Capital Corp. 144A
                           sr. notes 11 1/4s, 2005                                       3,506,600
 ....................................................................................................
               1,415,000   Pratama Datakom Asia BV 144A
                           company guaranty 12 3/4s, 2005
                           (Indonesia)                                                     778,250
 ....................................................................................................
               1,215,000   TCI Satellite Entertainment 144A sr. sub.
                           notes 10 7/8s, 2007                                           1,269,675
----------------------------------------------------------------------------------------------------
                                                                                        19,591,988
----------------------------------------------------------------------------------------------------
Semiconductors (0.4%)
 ....................................................................................................
               1,305,000   Fairchild Semiconductor Corp. 144A
                           sr. sub. notes 11.74s, 2008                                   1,344,150
 ....................................................................................................
               3,040,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                           3,192,000
----------------------------------------------------------------------------------------------------
                                                                                         4,536,150
----------------------------------------------------------------------------------------------------
Shipping (0.3%)
 ....................................................................................................
                 480,000   Chemical Leaman Corp. sr. notes
                           10 3/8s, 2005                                                   499,200
 ....................................................................................................
               1,590,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                        1,741,050
 ....................................................................................................
               1,320,000   Trico Marine Services, Inc. 144A
                           company guaranty Ser. C, 8 1/2s, 2005                         1,326,600
----------------------------------------------------------------------------------------------------
                                                                                         3,566,850
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.2%)
 ....................................................................................................
               1,550,000   Herff Jones, Inc. sr. sub. notes 11s, 2005                    1,689,500
----------------------------------------------------------------------------------------------------
Steel (0.5%)
 ....................................................................................................
                 510,000   Acindar Industria Argentina de Aceros
                           S.A. bonds 11 1/4s, 2004 (Argentina)                            502,350
 ....................................................................................................
                 710,000   Altos Hornos de Mexico bonds Ser. B,
                           11 7/8s, 2004 (Mexico)                                          736,625
 ....................................................................................................
                 980,000   Armco, Inc. sr. notes 9s, 2007                                  960,400
 ....................................................................................................
               3,010,000   Hylsa S.A. de C.V. 144A bonds 9 1/4s,
                           2007 (Mexico)                                                 2,949,800
----------------------------------------------------------------------------------------------------
                                                                                         5,149,175
----------------------------------------------------------------------------------------------------
Supermarkets (1.2%)
 ....................................................................................................
               2,560,000   Fleming Companies, Inc. 144A sr. sub.
                           notes 10 5/8s, 2007                                           2,688,000
 ....................................................................................................
               5,000,000   Food 4 Less Supermarkets, Inc. deb.
                           stepped-coupon zero %
                           (13 5/8s, 6/15/00), 2005 (STP)                                4,350,000
 ....................................................................................................
               1,580,000   Jitney-Jungle Stores company guaranty
                           10 3/8s, 2007                                                 1,643,200
 ....................................................................................................
               2,850,000   Stater Brothers Holdings sr. notes
                           11s, 2001                                                     3,135,000
 ....................................................................................................
                 530,000   Stater Brothers Holdings 144A sr. sub.
                           notes 9s, 2004                                                  551,200
----------------------------------------------------------------------------------------------------
                                                                                        12,367,400
----------------------------------------------------------------------------------------------------
Telecommunications (7.3%)
 ....................................................................................................
               1,930,000   Advanced Radio Telecom Corp. sr. notes
                           14s, 2007                                                     1,872,100
 ....................................................................................................
               1,305,000   America Communication Services, Inc.
                           144A sr. notes 13 3/4s, 2007                                  1,552,950
 ....................................................................................................
               3,165,000   American Communications Services, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (12 3/4s, 4/1/01), 2006 (STP)                                 2,437,050
 ....................................................................................................
               3,200,000   Barak ITC 144A sr. disc. notes
                           stepped-coupon zero %
                           (12 1/2s, 11/15/02), 2007 (Israel) (STP)                      1,808,000
 ....................................................................................................
               8,867,000   CellNet Data Systems, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (14s, 10/1/02), 2007 (STP)                                    4,433,500
 ....................................................................................................
               4,700,000   Econophone Inc. company guaranty
                           13 1/2s, 2007                                                 5,170,000
 ....................................................................................................
               1,190,000   Esprit Teleom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                1,225,700
 ....................................................................................................
                 960,000   FWT, Inc. 144A sr. sub. notes 9 7/8s, 2007                      981,600
 ....................................................................................................
               2,355,000   GST Equipment Funding sr. notes
                           13 1/4s, 2007                                                 2,696,475
 ....................................................................................................
               5,996,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                               4,616,920
 ....................................................................................................
               1,340,000   Hermes Europe Railtel 144A sr. notes
                           11 1/2s, 2007 (Netherlands)                                   1,487,400
 ....................................................................................................
               5,325,000   Hyperion Telecommunications , Inc.
                           sr. notes Ser. B, 12 1/4s, 2004                               5,857,500
 ....................................................................................................
               2,925,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 9/15/00), 2005 (STP)                                2,402,156
 ....................................................................................................
               5,000,000   Intermedia Communications, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (11 1/4s, 7/15/02), 2007 (STP)                                3,637,500
 ....................................................................................................
               3,750,000   Intermedia Communications, Inc. 144A
                           sr. notes 8 1/2s, 2008                                        3,750,000
 ....................................................................................................
               1,030,000   Metronet Communications 144A sr. disc.
                           notes stepped-coupon zero %
                           (10.75s, 5/1/98), 2007 (STP)                                    630,875
 ....................................................................................................
                 755,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007 (Poland)                                 724,800
 ....................................................................................................
                 430,000   Netia Holdings B.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 1/4s, 11/1/02), 2007 (Poland) (STP)                         245,100
 ....................................................................................................
               2,925,000   Nextlink Communications sr. notes
                           12 1/2s, 2006                                                 3,334,500
 ....................................................................................................
               2,495,000   Qwest Communications International, Inc.
                           144A sr. disc. notes stepped-coupon
                           zero % (9.47s, 10/15/02), 2007 (STP)                          1,702,838
 ....................................................................................................
               7,000,000   Teleport Communications Group Inc.
                           sr. disc. notes stepped-coupon zero %
                           (11 1/8s, 7/1/01), 2007 (STP)                                 5,705,000
 ....................................................................................................
               4,960,000   Teligent, Inc. sr. notes 11 1/2s, 2007                        4,972,400
 ....................................................................................................
               6,850,000   Winstar Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (14s, 10/15/00), 2005 (STP)                                   5,445,750
 ....................................................................................................
               5,370,000   Winstar Communications. Inc. 144A
                           sr. sub. notes 15s, 2007                                      6,578,250
 ....................................................................................................
               1,295,000   Winstar Equipment Corp. company
                           guaranty 12 1/2s, 2004                                        1,443,925
----------------------------------------------------------------------------------------------------
                                                                                        74,712,289
----------------------------------------------------------------------------------------------------
Telephone Services (2.8%)
 ....................................................................................................
               3,360,000   BTI Telecom Corp. 144A sr. notes
                           10 1/2s, 2007                                                 3,427,200
 ....................................................................................................
               3,000,000   Ionica Group PLC sr. disc. notes
                           stepped-coupon zero % (15s, 5/1/02),
                           2007 (United Kingdom) (STP)                                   1,170,000
 ....................................................................................................
               5,560,000   ITC Deltacom, Inc. sr. notes 11s, 2007                        6,074,300
 ....................................................................................................
               5,490,000   McLeodUSA , Inc. sr. disc. notes
                           stepped-coupon zero %
                           (10 1/2s, 3/1/02), 2007 (STP)                                 3,993,975
 ....................................................................................................
               7,250,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                        7,975,000
 ....................................................................................................
               1,865,000   Transtel S.A. 144A pass through
                           Certificates 12 1/2s, 2007 (Colombia)                         1,762,425
 ....................................................................................................
               1,972,000   USN Communications, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (14 5/8s, 8/15/00), 2004 (STP)                                1,498,720
 ....................................................................................................
               1,535,000   Viatel, Inc. sr. disc. notes stepped-coupon
                           zero % (15s, 1/15/00), 2005 (STP)                             1,258,700
 ....................................................................................................
               1,550,000   WorldCom, Inc. bonds 7 3/4s, 2027                             1,706,008
----------------------------------------------------------------------------------------------------
                                                                                        28,866,328
----------------------------------------------------------------------------------------------------
Textiles (0.7%)
 ....................................................................................................
               1,630,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                              1,630,000
 ....................................................................................................
               3,000,000   Polysindo International Finance company
                           guaranty 11 3/8s, 2006 (Indonesia)                            2,430,000
 ....................................................................................................
               2,000,000   PT Polysindo Eka Perkasa notes zero %,
                           1998 (Indonesia)                                              1,803,780
 ....................................................................................................
               1,230,000   Worldtex, Inc. 144A sr. notes 9 5/8s, 2007                    1,260,750
----------------------------------------------------------------------------------------------------
                                                                                         7,124,530
----------------------------------------------------------------------------------------------------
Transportation (0.3%)
 ....................................................................................................
               3,380,000   Kitty Hawk, Inc. 144A sr. notes
                           9.95s, 2004                                                   3,456,050
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $807,478,688)                                        $830,794,678
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (9.3%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Apparel (-%)
 ....................................................................................................
                     414   Anvil Holdings Ser. B, $3.25 pfd. (PIK)                          $9,936
----------------------------------------------------------------------------------------------------
Banks (0.9%)
 ....................................................................................................
                 230,000   California Federal Bancorp Inc. Ser. A,
                           $2.281 pfd.                                                   5,980,000
 ....................................................................................................
                  56,820   Chevy Chase Capital Corp. Ser. A,
                           $5.19 pfd.                                                    2,940,435
 ....................................................................................................
                  20,000   Chevy Chase Savings Bank $3.25 pfd.                             605,000
----------------------------------------------------------------------------------------------------
                                                                                         9,525,435
----------------------------------------------------------------------------------------------------
Broadcasting (1.7%)
 ....................................................................................................
                  24,300   Capstar Broadcasting Inc. 144A
                           $12.00 pfd.                                                   2,733,750
 ....................................................................................................
                  19,050   Citadel Broadcasting Inc. 144A
                           $13.25 pfd. (PIK)                                             2,190,750
 ....................................................................................................
                   3,089   Granite Broadcasting 144A
                           $12.75 pfd. (PIK)                                             3,428,790
 ....................................................................................................
                  24,400   SFX Broadcasting, Inc. Ser. E,
                           $12.625 pfd. (PIK)                                            2,891,400
 ....................................................................................................
                  12,500   Sinclair Capital $11.625 cum. pfd.                            1,362,500
 ....................................................................................................
                   4,834   Spanish Broadcasting Systems 144A
                           14.25% cum. pfd.(PIK)                                         5,148,210
----------------------------------------------------------------------------------------------------
                                                                                        17,755,400
----------------------------------------------------------------------------------------------------
Cable Television (1.3%)
 ....................................................................................................
                  78,638   Cablevision Systems Corp. Ser. M,
                           $11.125 dep. shs. cum. pfd. (PIK)                             9,043,370
 ....................................................................................................
                   3,921   NTL Inc. 144A Ser. B, $13.00 pfd. (PIK)                       4,548,360
----------------------------------------------------------------------------------------------------
                                                                                        13,591,730
----------------------------------------------------------------------------------------------------
Electric Utilities (0.3%)
 ....................................................................................................
                  24,263   El Paso Electric Co. $11.40 pfd (PIK)                         2,693,193
 ....................................................................................................
                  31,996   Public Service Co. of New Hampshire
                           $2.65 1st mtge. pfd.                                            831,896
----------------------------------------------------------------------------------------------------
                                                                                         3,525,089
----------------------------------------------------------------------------------------------------
Financial Services (0.1%)
 ....................................................................................................
                     790   CSBI Capital Trust I 144A $11.75 pfd.                           837,400
----------------------------------------------------------------------------------------------------
Health Care (0.3%)
 ....................................................................................................
                   2,405   Fresenius Medical Care AG Ser. D,
                           $9.00 pfd., (Germany)                                         2,525,250
----------------------------------------------------------------------------------------------------
Insurance and Finance (0.3%)
 ....................................................................................................
                 122,819   CGA Group Ltd. 144A Ser. A,
                           $13.75 pfd. (PIK)                                             3,316,113
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.1%)
 ....................................................................................................
                  45,835   Diva Systems Corp. Ser. C, $6.00 pfd.                           524,352
----------------------------------------------------------------------------------------------------
Publishing (-%)
 ....................................................................................................
                  16,175   Von Hoffman Corp. 144A $13.50 pfd.                              505,469
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
                  33,975   AmeriKing, Inc. $3.25 pfd. (PIK)                                917,325
----------------------------------------------------------------------------------------------------
Satellite Services (0.1%)
 ....................................................................................................
                   1,310   Echostar Communications Corp. 144A
                           Ser. B, 12.125% pfd.                                          1,349,300
----------------------------------------------------------------------------------------------------
Supermarkets (0.1%)
 ....................................................................................................
                   4,000   Jitney-Jungle Stores 144A Ser. A,
                           $4.95 sr. exchange pfd.                                         608,000
----------------------------------------------------------------------------------------------------
Telecommunications (4.0%)
 ....................................................................................................
                     710   America Communication Services, Inc.
                           144A $12.75 pfd. (PIK)                                          715,325
 ....................................................................................................
                   2,975   ICG Holdings, Inc. $14.25 pfd. (Canada)                       3,436,125
 ....................................................................................................
                   7,370   ICG Holdings, Inc. $14.00 pfd. (Canada) (PIK)                 8,844,000
 ....................................................................................................
                   4,151   Intermedia Communication Ser. B,
                           13.50% pfd. (PIK)                                             5,084,975
 ....................................................................................................
                   3,435   IXC Communications, Inc. 144A
                           $12.50 pfd. (PIK)                                             4,018,950
 ....................................................................................................
                   8,500   NEXTEL Communications, Inc. Ser. D,
                           $13.00 cum. pfd. (PIK)                                        9,711,250
 ....................................................................................................
                  92,459   Nextlink Communications, Inc. 144A
                           $7.00 pfd. (PIK)                                              5,778,688
 ....................................................................................................
                   2,990   Winstar Communications. Inc. 144A
                           $14.25 cum. pfd. (PIK)                                        3,109,600
----------------------------------------------------------------------------------------------------
                                                                                        40,698,913
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $86,823,041)                                          $95,689,712
----------------------------------------------------------------------------------------------------

UNITS (3.3%) *
----------------------------------------------------------------------------------------------------
Number of Units                                                                                Value
 ....................................................................................................
                     273   Celcaribe S.A. 144A units
                           stepped-coupon zero %
                           (13 1/2s, 3/15/98), 2004 (STP)                               $5,460,000
 ....................................................................................................
                   1,675   Club Regina,/CS Resort 144A units
                           13s, 2004                                                     1,712,688
 ....................................................................................................
                   8,805   Colt Telecommunications Group PLC
                           units stepped-coupon zero % (12s,
                           12/15/01), 2006 (United Kingdom) (STP)                        6,867,900
 ....................................................................................................
                     660   Concentric Network Corp. units
                           12 3/4s, 2007                                                   678,150
 ....................................................................................................
                   1,840   Conecel Holdings Ltd. 144A units
                           14s, 2000                                                     1,858,400
 ....................................................................................................
                     715   DecisionOne Corp. units
                           stepped-coupon zero %
                           (11 1/2s, 8/01/02), 2008 (STP)                                  457,600
 ....................................................................................................
                   2,145   Diva Systems Corp. 144A units
                           stepped-coupon zero %
                           (13s, 5/15/01), 2006 (STP)                                    2,209,350
 ....................................................................................................
                   4,280   Knology Holdings Inc. units
                           stepped-coupon zero %
                           (11 7/8s, 10/15/02), 2007 (STP)                               2,311,200
 ....................................................................................................
                     765   Metronet Communications units
                           sr. notes 12s, 2007                                             879,750
 ....................................................................................................
                   1,305   Stone Container Corp. units sr. sub.
                           12 1/4s, 2002                                                 1,321,313
 ....................................................................................................
                   2,580   Transamerican Refinance 144A
                           units 16s, 2003                                               2,631,600
 ....................................................................................................
                     990   Vialog Corp. units 12 3/4s, 2001                              1,034,550
 ....................................................................................................
                   3,200   Wireless One, Inc. units stepped-coupon
                           zero % (13 1/2s, 8/1/01), 2006 (STP)                            800,000
 ....................................................................................................
                   2,695   XCL Ltd. units 13 1/2s, 2004                                  3,503,500
 ....................................................................................................
                  13,850   XCL Ltd. units cum. pfd. 9.50%, 2006                          2,493,000
----------------------------------------------------------------------------------------------------
                           Total Units (cost $26,871,990)                              $34,219,001
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (2.1%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $6,965,000   APP Global Finance (V) Ltd. 144A
                           cv. sec. 2s, 2000 (United Kingdom)                           $5,850,600
 ....................................................................................................
               3,500,000   Corporate Express, Inc. cv. notes
                           4 1/2s, 2000                                                  3,093,125
 ....................................................................................................
                 652,000   GST Telecommunications, Inc. cv. sr.
                           disc. notes stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 886,720
 ....................................................................................................
               1,030,000   Integrated Device Technology, Inc. cv. sub.
                           notes 5 1/2s, 2002                                              867,775
 ....................................................................................................
               1,900,000   Lam Research Corp. 144A cv. sub. notes
                           5s, 2002                                                      1,586,500
 ....................................................................................................
                 700,000   National Semiconductor Corp. 144A
                           cv. deb. 6 1/2s, 2002                                           683,375
 ....................................................................................................
               4,000,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                     3,785,000
 ....................................................................................................
               2,000,000   Polymax 144A cv. notes 2s, 2006                               1,370,000
 ....................................................................................................
               3,556,000   Pricellular Wireless Corp. 144A cv. sub.
                           notes stepped-coupon zero %
                           (10 3/4s, 8/15/00), 2004 (STP)                                3,484,880
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $21,053,511)                                          $21,607,975
----------------------------------------------------------------------------------------------------
COMMON STOCKS (1.3%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                  43,910   Advanced Radio Telecom Corp. (NON)                             $351,280
 ....................................................................................................
                     750   AmeriKing, Inc. (NON)                                            37,500
 ....................................................................................................
                   4,275   Axia Holding Inc. 144A (NON)                                    218,025
 ....................................................................................................
                 162,600   Celcaribe S.A. 144A (NON)                                     1,037,388
 ....................................................................................................
                  50,680   CellNet Data Systems, Inc. (NON)                                392,770
 ....................................................................................................
                  16,000   French Fragrances Inc. (NON)                                    146,000
 ....................................................................................................
                 157,742   Grand Union Co. (acquired various
                           dates from 7/15/92 to 12/1/94,
                           cost $4,751,408)(RES)(NON)                                      335,202
 ....................................................................................................
                  20,015   Hedstrom Holdings, Inc. 144A                                     25,018
 ....................................................................................................
                 192,000   NEXTEL Communications, Inc. Class A (NON)                     4,992,000
 ....................................................................................................
                  30,466   NEXTEL Communications, Inc. 144A (RES)                          752,510
 ....................................................................................................
                     726   PMI Holdings Corp. 144A (NON)                                   232,320
 ....................................................................................................
                     665   Premium Holdings (L.P.) 144A (acquired
                           various dates from 1/4/94 to 9/29/94,
                           cost $43,326)(RES)(NON)                                           2,659
 ....................................................................................................
                 157,853   PSF Holdings LLC Class A (acquired
                           various dates from 2/8/93 to 4/3/95,
                           cost $5,779,844)(RES)                                         4,735,590
 ....................................................................................................
                  15,000   Specialty Foods Acquisition Corp. (NON)                           3,750
 ....................................................................................................
                   6,840   Terex Corp. Rights expiration
                           date 5/15/00 (NON)                                              136,800
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $16,486,495)                                          $13,398,812
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.3%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   9,311   Cablevision Systems Corp. Ser. H,
                           $11.75 cv. pfd. (PIK)                                        $1,103,354
 ....................................................................................................
                  50,000   Granite Broadcasting $1.938 cv. pfd.                          2,425,000
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $3,027,588)                                            $3,528,354
----------------------------------------------------------------------------------------------------
WARRANTS (0.3%) *(NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date             Value
 ....................................................................................................
                  40,000   Becker Gaming Corp. 144A                       11/15/00            $400
 ....................................................................................................
                   8,867   Cellnet Data Systems, Inc.                      9/15/07             975
 ....................................................................................................
                 122,500   CGA Group Ltd. 144A                             4/15/01           1,225
 ....................................................................................................
                   2,725   County Seat Holdings, Inc.                     10/15/98              55
 ....................................................................................................
                   4,700   Econophone Inc. 144A                            7/15/07          18,800
 ....................................................................................................
                   1,345   Esat Holdings, Inc. (Ireland)                    1/1/04          47,075
 ....................................................................................................
                   1,890   Globalstar Telecom 144A                         2/15/04         192,780
 ....................................................................................................
                   2,799   Grand Union Co.
                           (acquired 7/13/93, cost $280) (RES)             6/16/00              28
 ....................................................................................................
                   1,399   Grand Union Co.
                           (acquired 6/16/93, cost $560) (RES)             6/16/00              14
 ....................................................................................................
                  12,840   Heartland Wireless
                           Communications Inc. 144A                        4/15/00             193
 ....................................................................................................
                   4,735   Hyperion
                           Telecommunications 144A                         4/15/01         284,100
 ....................................................................................................
                 120,000   Insight Communications Co.
                           L.P. 144A                                        3/1/98         300,000
 ....................................................................................................
                  24,750   Intelcom Group 144A                            10/15/05         334,125
 ....................................................................................................
                   2,590   Interact Systems Inc.                            8/1/03             648
 ....................................................................................................
                   3,240   Intermedia Communications                        6/1/00         356,400
 ....................................................................................................
                   1,360   International Wireless
                           Communications Holdings 144A                    8/15/01          88,400
 ....................................................................................................
                   1,500   Iridium World Com 144A                          7/15/05         172,500
 ....................................................................................................
                   6,789   Louisiana Casino
                           Cruises, Inc. 144A                              12/1/98         339,450
 ....................................................................................................
                   6,920   McCaw International Ltd.                        4/15/07           2,076
 ....................................................................................................
                   3,086   NEXTEL Communications Inc.                      3/15/06             386
 ....................................................................................................
                  61,545   Nextlink Communications,
                           Inc. 144A                                        2/1/09             615
 ....................................................................................................
                   3,895   Orion Network Systems                           1/15/07          35,055
 ....................................................................................................
                   7,130   Pagemart, Inc. 144A                            12/31/03          53,475
 ....................................................................................................
                   5,801   Petracom Holdings, Inc.                         9/30/99          41,332
 ....................................................................................................
                  14,880   Powertel, Inc.                                   2/1/06         107,136
 ....................................................................................................
                   3,500   RSL Communications Ltd.                        11/15/06         210,000
 ....................................................................................................
                   1,625   Spanish Broadcasting
                           Systems 144A                                    6/30/99         381,875
 ....................................................................................................
                     960   Sterling Chemicals Holdings                     8/15/08          28,800
 ....................................................................................................
                  13,160   Crompton & Knowles Corp. (RES)                 10/31/99         164,500
 ....................................................................................................
                   6,950   UIH Australia/Pacific, Inc. 144A                5/15/06          83,400
 ....................................................................................................
                   1,040   Urohealth Systems Inc.                          4/10/04           2,600
 ....................................................................................................
                  19,720   USN Communications Inc.                        10/15/04             197
 ....................................................................................................
                   1,650   Wireless One, Inc.                             10/19/00              17
 ....................................................................................................
                     305   Wright Medical
                           Technology, Inc. 144A                           6/30/03          30,470
----------------------------------------------------------------------------------------------------
                           Total Warrants (cost $2,759,726)                             $3,279,102
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (0.1%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
FRF            6,680,000   Ivory Coast - FLIRB collaterized FRB
                           2s, 2049 ##                                                    $364,611
 ....................................................................................................
FRF            6,680,000   Ivory Coast - past due interest bonds
                           FRB 1.9s, 2049 ##                                               415,906
----------------------------------------------------------------------------------------------------
                           Total Foreign Government Bonds
                           and Notes (cost $917,904)                                      $780,517
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.6%) *(cost $6,134,107)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $6,133,000   Interest in $575,000,000 joint repurchase
                           agreement dated December 31, 1997
                           with Goldman Sachs and Co. due
                           January 2, 1998 with respect to various
                           U.S. Treasury obligations - maturity
                           value of $6,135,215 for an effective
                           yield of 6.50%                                               $6,134,107
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $971,553,050) ***                                  $1,009,432,258
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at December 31, 1997
(aggregate face value $417,222)
----------------------------------------------------------------------------------------------------
                                      Market         Aggregate       Delivery           Unrealized
                                       Value        Face Value           Date         Depreciation
 ....................................................................................................
Polish Zloty                        $401,382          $416,636         6/5/98             $(15,254)
 ....................................................................................................
Venezuelan Bolivar                       194               196        6/19/98                   (2)
 ....................................................................................................
Venezuelan Bolivar                       390               390         6/5/98                   --
----------------------------------------------------------------------------------------------------
                                                                                          $(15,256)
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1997
----------------------------------------------------------------------------------------------------

                                      Market         Aggregate       Delivery           Unrealized
                                       Value        Face Value           Date         Appreciation
 ....................................................................................................
Deutschemarks                       $142,697          $152,267         6/5/98               $9,570
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International Growth Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (89.8%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Australia (1.7%)
 ....................................................................................................
                 185,945   Australia & New Zealand
                           Banking Group Ltd. (NON)                                     $1,227,449
 ....................................................................................................
                 302,757   QBE Insurance Group Ltd.                                      1,361,334
----------------------------------------------------------------------------------------------------
                                                                                         2,588,783
----------------------------------------------------------------------------------------------------
Austria (0.3%)
 ....................................................................................................
                   3,392   VA Technolgies AG                                               515,152
----------------------------------------------------------------------------------------------------
Brazil (0.5%)
 ....................................................................................................
                  31,600   Petroleo Brasileiro S/A-Petrobras ADR                           746,550
----------------------------------------------------------------------------------------------------
Canada (7.8%)
 ....................................................................................................
                  49,022   Bank of Nova Scotia                                           2,310,126
 ....................................................................................................
                  76,117   Bombardier, Inc.                                              1,565,799
 ....................................................................................................
                  70,493   Cae, Inc.                                                       552,422
 ....................................................................................................
                  22,112   Magna International, Inc. Class A                             1,388,910
 ....................................................................................................
                 113,466   National Bank                                                 1,873,634
 ....................................................................................................
                  27,951   Newbridge Networks Corp.                                        978,833
 ....................................................................................................
                  21,781   Northern Telecom Ltd. (NON)                                   1,937,764
 ....................................................................................................
                  21,286   Royal Bank of Canada                                          1,130,428
----------------------------------------------------------------------------------------------------
                                                                                        11,737,916
----------------------------------------------------------------------------------------------------
Finland (0.4%)
 ....................................................................................................
                   7,431   Oy Nokia AB Class A                                             528,134
----------------------------------------------------------------------------------------------------
France (14.3%)
 ....................................................................................................
                  32,131   Banque Nationale de Paris                                     1,706,576
 ....................................................................................................
                   9,456   Compagnie Financiere de Paribas                                 821,100
 ....................................................................................................
                  19,395   Compagnie Generale des Eaux (NON)                             2,704,931
 ....................................................................................................
                  22,984   Elf Aquitaine SA                                              2,671,227
 ....................................................................................................
                  30,128   Lafarge Coppee                                                1,975,352
 ....................................................................................................
                  45,896   Michelin Corp. Class B                                        2,308,897
 ....................................................................................................
                  49,367   Scor                                                          2,358,928
 ....................................................................................................
                  31,155   SGS-Thomson Microelectronics ADR (NON)                        1,902,402
 ....................................................................................................
                  17,697   Societe Generale                                              2,409,354
 ....................................................................................................
                   4,486   Societe Television Francaise 1                                  458,059
 ....................................................................................................
                  21,124   Total Corp. ADR Class B                                       2,297,231
----------------------------------------------------------------------------------------------------
                                                                                        21,614,057
----------------------------------------------------------------------------------------------------
Germany (6.9%)
 ....................................................................................................
                  10,694   Altana AG (NON)                                                 734,543
 ....................................................................................................
                  44,804   Bayer AG ADR                                                  1,674,543
 ....................................................................................................
                   3,096   Bayerische Motoren Werke (BMW) AG                             2,315,973
 ....................................................................................................
                  27,800   Deutsche Bank AG                                              1,963,626
 ....................................................................................................
                  64,755   Deutsche Telekom AG (NON)                                     1,219,108
 ....................................................................................................
                   3,613   Mannesmann AG                                                 1,826,595
 ....................................................................................................
                   9,347   Veba (Vereinigte Elektrizitaets
                           Bergwerks) AG                                                   636,823
----------------------------------------------------------------------------------------------------
                                                                                        10,371,211
----------------------------------------------------------------------------------------------------
Hong Kong (1.4%)
 ....................................................................................................
                 126,000   Dao Heng Bank Group Ltd.                                        314,724
 ....................................................................................................
                  83,000   Guoco Group Ltd.                                                203,032
 ....................................................................................................
                 252,000   Hutchison Whampoa, Ltd.                                       1,580,937
----------------------------------------------------------------------------------------------------
                                                                                         2,098,693
----------------------------------------------------------------------------------------------------
Ireland (3.7%)
 ....................................................................................................
                 185,173   Allied Irish Banks PLC                                        1,795,711
 ....................................................................................................
                 120,144   Bank of Ireland                                               1,853,870
 ....................................................................................................
                 165,314   CRH PLC                                                       1,937,900
----------------------------------------------------------------------------------------------------
                                                                                         5,587,481
----------------------------------------------------------------------------------------------------
Italy (1.3%)
 ....................................................................................................
                 352,904   Ente Nazionale Idrocarburi SPA                                2,001,412
----------------------------------------------------------------------------------------------------
Japan (9.6%)
 ....................................................................................................
                  62,000   Canon, Inc.                                                   1,445,953
 ....................................................................................................
                  15,000   Circle K Japan Co. Ltd.                                         719,217
 ....................................................................................................
                   5,400   Hirose Electric Co. Ltd.                                        276,317
 ....................................................................................................
                  94,000   KAO Corp.                                                     1,355,734
 ....................................................................................................
                  21,000   Murata Manufacturing Co. Ltd.                                   528,423
 ....................................................................................................
                 286,000   Nikko Securities Co. Ltd.                                       759,156
 ....................................................................................................
                 100,000   Nomura Securities Co. Ltd.                                    1,334,867
 ....................................................................................................
                  21,300   Promise Co., Ltd.                                             1,183,060
 ....................................................................................................
                  52,000   Ricoh Co., Ltd.                                                 646,260
 ....................................................................................................
                  14,000   Rohm Co. Ltd.                                                 1,428,461
 ....................................................................................................
                  37,000   Sankyo Co., Ltd.                                                837,361
 ....................................................................................................
                  31,000   Sony Corp.                                                    2,758,725
 ....................................................................................................
                  36,000   Tokyo Electron Ltd.                                           1,154,430
----------------------------------------------------------------------------------------------------
                                                                                        14,427,964
----------------------------------------------------------------------------------------------------
Mexico (0.9%)
 ....................................................................................................
                 296,923   Cemex, S.A. de C.V.                                           1,346,134
----------------------------------------------------------------------------------------------------
Netherlands (5.4%)
 ....................................................................................................
                  57,333   ABN AMRO Holding N.V.                                         1,117,795
 ....................................................................................................
                  10,617   Akzo-Nobel N.V.                                               1,832,035
 ....................................................................................................
                  51,634   Internationale Nederlanden Groep                              2,176,478
 ....................................................................................................
                  38,004   Philips Electronics N.V.                                      2,280,990
 ....................................................................................................
                  13,178   Vendex International N.V.                                       727,847
----------------------------------------------------------------------------------------------------
                                                                                         8,135,145
----------------------------------------------------------------------------------------------------
Philippines (-%)
 ....................................................................................................
                   1,800   Philippine Long Distance ADR                                     39,600
----------------------------------------------------------------------------------------------------
Poland (0.1%)
 ....................................................................................................
                  11,100   Bank Handlowy 144A (NON)                                        141,903
----------------------------------------------------------------------------------------------------
Portugal (2.0%)
 ....................................................................................................
                  24,300   Banco Totta & Accores S.A.                                      477,543
 ....................................................................................................
                  78,581   Electricidade de Portugal S.A.                                1,489,152
 ....................................................................................................
                  23,315   Portugal Telecom S.A.                                         1,082,709
----------------------------------------------------------------------------------------------------
                                                                                         3,049,404
----------------------------------------------------------------------------------------------------
Singapore (2.5%)
 ....................................................................................................
                 146,000   DBS Land Ltd.                                                   224,081
 ....................................................................................................
                  82,000   Development Bank of Singapore Ltd.                              702,439
 ....................................................................................................
                 176,000   Keppel land Ltd.                                                242,903
 ....................................................................................................
                 146,000   Overseas Chinese Banking Corp.                                  851,160
 ....................................................................................................
                 258,000   Overseas Union Bank Ltd. (Singapore)                            989,946
 ....................................................................................................
                 132,000   United Overseas Bank Ltd. (Singapore)                           734,206
----------------------------------------------------------------------------------------------------
                                                                                         3,744,735
----------------------------------------------------------------------------------------------------

Sweden (3.2%)
 ....................................................................................................
                  23,827   Astra AB                                                        413,058
 ....................................................................................................
                  30,830   Pharmacia & Upjohn, Inc.                                      1,134,999
 ....................................................................................................
                   1,070   Sandvik AB                                                       30,488
 ....................................................................................................
                  36,988   Sandvik AB Class B                                            1,058,585
 ....................................................................................................
                  57,220   Telefonaktiebolaget LM Ericsson Class B                       2,153,433
----------------------------------------------------------------------------------------------------
                                                                                         4,790,563
----------------------------------------------------------------------------------------------------
Switzerland (7.8%)
 ....................................................................................................
                     232   ABB AG Bearer (NON)                                             291,290
 ....................................................................................................
                     279   Baer Holdings AG                                                517,338
 ....................................................................................................
                  11,993   Ciba Specialty Chemicals AG (NON)                             1,427,836
 ....................................................................................................
                     828   George Fischer AG                                             1,133,082
 ....................................................................................................
                   1,926   Nestle S.A. (NON)                                             2,884,717
 ....................................................................................................
                   1,096   Novartis AG ADR                                               1,777,297
 ....................................................................................................
                     304   Publicitas Holding S.A.                                          66,354
 ....................................................................................................
                   2,242   United Bank of Switzerland (Switzerland)                      3,239,893
 ....................................................................................................
                     963   Zurich Versicherungs-Gesellschaft                               458,603
----------------------------------------------------------------------------------------------------
                                                                                        11,796,410
----------------------------------------------------------------------------------------------------
United Kingdom (20.0%)
 ....................................................................................................
                 440,875   Avis Europe PLC 144A ADR (NON)                                1,264,985
 ....................................................................................................
                 272,433   B A T Industries PLC                                          2,488,806
 ....................................................................................................
                 119,115   Bass PLC                                                      1,855,193
 ....................................................................................................
                 134,581   British Petroleum Co. PLC                                     1,775,393
 ....................................................................................................
                 487,882   BTR PLC                                                       1,480,312
 ....................................................................................................
                  76,789   Burmah Castrol PLC                                            1,342,226
 ....................................................................................................
                  81,200   Cookson Group PLC                                               263,781
 ....................................................................................................
                  71,891   Dixons Group PLC                                                724,330
 ....................................................................................................
                 191,422   General Electric Co. PLC                                      1,245,258
 ....................................................................................................
                  87,307   Glaxo Wellcome PLC                                            2,073,157
 ....................................................................................................
                  50,218   HSBC Holdings PLC                                             1,238,142
 ....................................................................................................
                  58,700   Molins PLC                                                      281,677
 ....................................................................................................
                  62,891   Peninsular and Oriental Steam
                           Navigation Co.                                                  718,173
 ....................................................................................................
                 114,012   Rio Tinto PLC                                                 1,408,163
 ....................................................................................................
                 476,724   Rolls-Royce PLC                                               1,847,377
 ....................................................................................................
                 168,300   Securicor Group PLC Class A                                     792,339
 ....................................................................................................
                 240,137   Shell Transportation & Trading PLC                            1,742,338
 ....................................................................................................
                  28,000   Siebe PLC                                                       551,755
 ....................................................................................................
                  96,396   Smiths Industries PLC                                         1,347,955
 ....................................................................................................
                 191,067   Tomkins PLC                                                     916,852
 ....................................................................................................
                 167,161   Unilever Group                                                1,436,129
 ....................................................................................................
                 475,935   Vodafone Group PLC                                            3,445,346
----------------------------------------------------------------------------------------------------
                                                                                        30,239,687
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $130,968,131)                                        $135,500,934
----------------------------------------------------------------------------------------------------
WARRANTS (-%) *(NON) (cost $-)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date             Value
 ....................................................................................................
                   1,840   Generale Des Eaux (France)                       5/2/01          $1,249
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (11.5%) *(cost $17,368,135)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $17,365,000   Interest in $369,996,000 joint repurchase
                           agreement dated December 31, 1997
                           with Merrill Lynch, Pierce, Fenner &
                           Smith, Inc. due Janaury 2, 1998 with
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $17,371,271 for an effective yield
                           of 6.5%                                                     $17,368,135
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $148,336,266) ***                                    $152,870,318
----------------------------------------------------------------------------------------------------
The fund had the following industry group concentration greater than 10% at December 3, 1997
(as a percentage of market value):

Insurance and Finance                24.1%
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1997
----------------------------------------------------------------------------------------------------

                                      Market         Aggregate       Delivery           Unrealized
                                       Value        Face Value           Date         Appreciation
 ....................................................................................................
Japanese Yen                      $8,987,595        $9,070,038        6/12/98              $82,443
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT International Growth and Income Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (94.4%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Aerospace and Defense (1.9%)
 ....................................................................................................
               1,026,618   Rolls-Royce PLC (United Kingdom)                             $3,978,299
----------------------------------------------------------------------------------------------------
Airlines (1.0%)
 ....................................................................................................
                  96,600   Deutsche Lufthansa AG 144A (Germany)                          1,853,560
 ....................................................................................................
                  15,300   Deutsche Lufthansa AG (Germany)                                 293,576
----------------------------------------------------------------------------------------------------
                                                                                         2,147,136
----------------------------------------------------------------------------------------------------
Automobiles (1.7%)
 ....................................................................................................
                   4,516   Bayerische Motoren Werke (BMW) AG
                           (Germany)                                                     3,378,209
 ....................................................................................................
                   5,130   Renault S.A. (France) (NON)                                     144,199
----------------------------------------------------------------------------------------------------
                                                                                         3,522,408
----------------------------------------------------------------------------------------------------
Banks (17.9%)
 ....................................................................................................
                  80,066   ABN AMRO Holding N.V. (Netherlands) (NON)                     1,561,010
 ....................................................................................................
                 453,194   Allied Irish Banks PLC (Ireland)                              4,394,836
 ....................................................................................................
                     122   Baer Holdings AG (Switzerland)                                  226,220
 ....................................................................................................
                 190,400   Banco Bradesco BRC . (Brazil)                                 1,876,703
 ....................................................................................................
                  71,534   Bank of Nova Scotia (Canada)                                  3,370,987
 ....................................................................................................
                 492,000   Dao Heng Bank Group Ltd. (Hong Kong)                          1,228,920
 ....................................................................................................
                 712,150   Den Norske Bank ASA (Norway)                                  3,361,750
 ....................................................................................................
                  31,446   Deutsche Bank AG (Germany)                                    2,221,158
 ....................................................................................................
                 165,000   Development Bank of Singapore Ltd.
                           (Singapore)                                                   1,413,444
 ....................................................................................................
                 502,000   Guoco Group Ltd. (Hong Kong)                                  1,227,978
 ....................................................................................................
                  45,200   HSBC Holdings PLC (United Kingdom)                            1,114,421
 ....................................................................................................
                 136,664   National Bank (Canada)                                        2,256,696
 ....................................................................................................
                 205,513   National Westminster Bancorp Inc.
                           (United Kingdom)                                              3,429,576
 ....................................................................................................
                   7,539   Schweizerischer Bankverein (Switzerland)                      2,341,913
 ....................................................................................................
                  15,221   Societe Generale (France)                                     2,072,260
 ....................................................................................................
                   1,803   United Bank of Switzerland (Switzerland)                      2,605,498
 ....................................................................................................
                 362,990   Westpac Banking Corp. (Australia)                             2,319,585
----------------------------------------------------------------------------------------------------
                                                                                        37,022,955
----------------------------------------------------------------------------------------------------
Brewing (1.6%)
 ....................................................................................................
                 169,484   Bass PLC (United Kingdom)                                     2,639,680
 ....................................................................................................
                  90,100   Fomento Economico Mexicano, S.A.
                           de C.V. Class B, (Mexico)(NON)                                  724,197
----------------------------------------------------------------------------------------------------
                                                                                         3,363,877
----------------------------------------------------------------------------------------------------
Broadcasting (0.7%)
 ....................................................................................................
                  13,210   Societe Television Francaise 1 (France)                       1,348,854
----------------------------------------------------------------------------------------------------
Building Products (3.5%)
 ....................................................................................................
                 409,776   Cemex, S.A. de C.V. (Mexico)                                  1,857,766
 ....................................................................................................
                 271,878   CRH PLC (Ireland)                                             3,187,102
 ....................................................................................................
                  32,659   Lafarge Coppee (France)                                       2,141,298
----------------------------------------------------------------------------------------------------
                                                                                         7,186,166
----------------------------------------------------------------------------------------------------
Business Equipment (1.0%)
 ....................................................................................................
                 167,000   Ricoh Co., Ltd. (Japan)                                       2,075,488
----------------------------------------------------------------------------------------------------
Chemicals (6.4%)
 ....................................................................................................
                  25,875   Akzo-Nobel N.V. (Netherlands)                                 4,464,906
 ....................................................................................................
                 123,589   Bayer AG ADR (Germany)                                        4,619,122
 ....................................................................................................
                  21,654   Ciba Specialty Chemicals AG
                           (Switzerland) (NON)                                           2,578,034
 ....................................................................................................
                 504,284   Cookson Group PLC (United Kingdom)                            1,638,182
----------------------------------------------------------------------------------------------------
                                                                                        13,300,244
----------------------------------------------------------------------------------------------------
Conglomerates (3.3%)
 ....................................................................................................
               1,192,372   BTR PLC (United Kingdom)                                      3,617,847
 ....................................................................................................
                 652,979   Tomkins PLC (United Kingdom)                                  3,133,378
----------------------------------------------------------------------------------------------------
                                                                                         6,751,225
----------------------------------------------------------------------------------------------------
Consumer Products (3.0%)
 ....................................................................................................
                 228,000   KAO Corp. (Japan)                                             3,288,376
 ....................................................................................................
                 339,088   Unilever Group (United Kingdom)                               2,913,203
----------------------------------------------------------------------------------------------------
                                                                                         6,201,579
----------------------------------------------------------------------------------------------------
Electric Utilities (3.5%)
 ....................................................................................................
                  67,025   Iberdrola S.A. (Spain)                                          882,256
 ....................................................................................................
                 101,900   Iberdrola II (Spain) (NON)                                    1,341,318
 ....................................................................................................
                 251,699   Scottish Power PLC (United Kingdom)                           2,232,978
 ....................................................................................................
                  41,474   Veba (Vereinigte Elektrizitaets
                           Bergwerks) AG (Germany) (NON)                                 2,825,676
----------------------------------------------------------------------------------------------------
                                                                                         7,282,228
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (8.6%)
 ....................................................................................................
                 106,000   Canon, Inc. (Japan)                                           2,472,112
 ....................................................................................................
                 657,624   General Electric Co. PLC
                           (United Kingdom)                                              4,278,045
 ....................................................................................................
                  32,000   NEC Corp. (Japan)                                               341,235
 ....................................................................................................
                  72,959   Philips Electronics N.V. (Netherlands)                        4,378,980
 ....................................................................................................
                  47,405   SGS Thomson Microelectronics ADR
                           (France)                                                      2,931,822
 ....................................................................................................
                  38,100   Sony Corp. (Japan)                                            3,390,562
----------------------------------------------------------------------------------------------------
                                                                                        17,792,756
----------------------------------------------------------------------------------------------------
Environmental Control (2.3%)
 ....................................................................................................
                  33,829   Compagnie Generale des Eaux (France)                          4,717,975
----------------------------------------------------------------------------------------------------
Financial Services (2.1%)
 ....................................................................................................
                 416,000   Nikko Securities Co. Ltd. (Japan)                             1,104,227
 ....................................................................................................
                  56,800   Promise Co., Ltd. (Japan)                                     3,154,828
----------------------------------------------------------------------------------------------------
                                                                                         4,259,055
----------------------------------------------------------------------------------------------------
Food and Beverages (2.1%)
 ....................................................................................................
                   2,864   Nestle S.A. (Switzerland)                                     4,289,631
----------------------------------------------------------------------------------------------------
Insurance (2.3%)
 ....................................................................................................
                  73,348   Internationale Nederlanden Groep
                           (Netherlands)                                                 3,091,767
 ....................................................................................................
                  34,666   Scor (France)                                                 1,656,463
----------------------------------------------------------------------------------------------------
                                                                                         4,748,230
----------------------------------------------------------------------------------------------------
Machinery (1.9%)
 ....................................................................................................
                   1,790   Sandvik AB Class A, (Sweden)                                     51,004
 ....................................................................................................
                  56,070   Sandvik AB Class B, (Sweden)                                  1,604,707
 ....................................................................................................
                 107,408   SKF AB Class B, (Sweden)                                      2,288,561
----------------------------------------------------------------------------------------------------
                                                                                         3,944,272
----------------------------------------------------------------------------------------------------
Metals and Mining (1.3%)
 ....................................................................................................
                 216,024   Rio Tinto PLC (United Kingdom)                                2,668,115
----------------------------------------------------------------------------------------------------
Oil and Gas (9.6%)
 ....................................................................................................
                 204,552   British Petroleum Co. PLC
                           (United Kingdom)                                              2,698,450
 ....................................................................................................
                  38,532   Elf Aquitaine SA (France)                                     4,478,234
 ....................................................................................................
                 741,514   Ente Nazionale Idrocarburi SPA (Italy) (NON)                  4,205,321
 ....................................................................................................
                  49,682   Petroleo Brasileiro S/A-Petrobras ADR
                           (Brazil)                                                      1,173,737
 ....................................................................................................
                 277,417   Shell Transportation & Trading
                           (United Kingdom)                                              2,012,827
 ....................................................................................................
                  31,083   Total Corp. ADR Class B, (France)                             3,380,270
 ....................................................................................................
                  52,780   YPF S.A. ADR (Argentina)                                      1,804,416
----------------------------------------------------------------------------------------------------
                                                                                        19,753,255
----------------------------------------------------------------------------------------------------
Paper (0.8%)
 ....................................................................................................
                  72,172   Svenska Cellulosa AB Class B, (Sweden)                        1,624,225
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (5.0%)
 ....................................................................................................
                  12,848   Altana AG (Germany)                                             882,496
 ....................................................................................................
                 133,365   Glaxo Wellcome PLC (United Kingdom)                           3,166,832
 ....................................................................................................
                 136,143   Pharmacia & Upjohn, Inc. ADS (Sweden)                         5,012,073
 ....................................................................................................
                  59,000   Sankyo Co., Ltd. (Japan)                                      1,335,251
----------------------------------------------------------------------------------------------------
                                                                                        10,396,652
----------------------------------------------------------------------------------------------------
Photography (1.1%)
 ....................................................................................................
                  58,000   Fuji Photo Film Co. (Japan)                                   2,224,779
----------------------------------------------------------------------------------------------------
Retail (1.0%)
 ....................................................................................................
                  39,000   Ito-Yokado Co., Ltd. (Japan)                                  1,989,642
----------------------------------------------------------------------------------------------------
Steel (1.3%)
 ....................................................................................................
                 557,000   Kawasaki Steel Corp. (Japan)                                    760,613
 ....................................................................................................
                   9,180   Thyssen AG (Germany)                                          1,965,684
----------------------------------------------------------------------------------------------------
                                                                                         2,726,297
----------------------------------------------------------------------------------------------------
Telephone Utilities (4.4%)
 ....................................................................................................
                 220,342   Deutsche Telekom AG (Germany) (NON)                           4,148,263
 ....................................................................................................
                   5,850   Deutsche Telekom AG ADR (Germany) (NON)                         108,956
 ....................................................................................................
                  78,800   Mahanager Telephone Nigam Ltd. GDR
                           (India)                                                       1,217,460
 ....................................................................................................
                  32,214   Portugal Telecom S.A. (Portugal)                              1,495,963
 ....................................................................................................
                  48,434   Royal PTT (Netherlands)                                       2,022,467
 ....................................................................................................
                  21,500   Telecom Corp. of New Zealand Ltd.
                           (New Zealand)                                                   104,125
----------------------------------------------------------------------------------------------------
                                                                                         9,097,234
----------------------------------------------------------------------------------------------------
Tire and Rubber (1.6%)
 ....................................................................................................
                  65,179   Michelin Corp. Class B, (France)                              3,278,970
----------------------------------------------------------------------------------------------------
Tobacco (2.5%)
 ....................................................................................................
                 561,906   B A T Industries PLC (United Kingdom)                         5,133,270
----------------------------------------------------------------------------------------------------
Transportation (1.1%)
 ....................................................................................................
                 194,093   Peninsular and Oriental Steam
                           Navigation Co. (United Kingdom)                               2,216,415
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $188,807,381)                                        $195,041,232
----------------------------------------------------------------------------------------------------
WARRANTS (-%) *(cost $-)(NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date             Value
 ....................................................................................................
                  78,800   Generale Des Eaux (France)                       5/2/01          $4,918
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (9.6%) *(cost $19,760,567)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $19,757,000   Interest in $369,996,000 joint repurchase
                           agreement dated December 31, 1997
                           with Merrill Lynch, Pierce, Fenner, &
                           Smith, Inc. due January 2, 1998 with
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $19,764,134 for an effective yield
                           of 6.50%                                                    $19,760,567
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $208,567,948) ***                                    $214,806,717
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1997
----------------------------------------------------------------------------------------------------

                                      Market         Aggregate       Delivery           Unrealized
                                       Value        Face Value           Date         Appreciation
 ....................................................................................................
Japanese Yen                     $10,268,171       $10,362,360        6/12/98              $94,189
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
December 31, 1997: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                       1.1%
 ....................................................................................................
Brazil                                                                                          1.4
 ....................................................................................................
Canada                                                                                          2.6
 ....................................................................................................
France                                                                                         12.2
 ....................................................................................................
Germany                                                                                        10.4
 ....................................................................................................
Hong Kong                                                                                       1.1
 ....................................................................................................
Ireland                                                                                         3.5
 ....................................................................................................
Italy                                                                                           2.0
 ....................................................................................................
Japan                                                                                          10.3
 ....................................................................................................
Mexico                                                                                          1.2
 ....................................................................................................
Netherlands                                                                                     7.2
 ....................................................................................................
Norway                                                                                          1.6
 ....................................................................................................
Spain                                                                                           1.0
 ....................................................................................................
Sweden                                                                                          4.9
 ....................................................................................................
Switzerland                                                                                     5.6
 ....................................................................................................
United Kingdom                                                                                 21.8
 ....................................................................................................
United States                                                                                   9.3
 ....................................................................................................
Other                                                                                           2.8
----------------------------------------------------------------------------------------------------
Total                                                                                         100.0%
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT International New Opportunities Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (94.4%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Aerospace and Defense (2.1%)
 ....................................................................................................
                  27,700   Bombardier, Inc. (Canada)                                      $569,815
 ....................................................................................................
                 118,400   Smiths Industries PLC (United Kingdom)                        1,655,649
----------------------------------------------------------------------------------------------------
                                                                                         2,225,464
----------------------------------------------------------------------------------------------------
Apparel (1.7%)
 ....................................................................................................
                   8,660   Adidas AG (Germany) (NON)                                     1,139,575
 ....................................................................................................
                  16,300   Gucci Group N.V. (Italy)                                        682,563
----------------------------------------------------------------------------------------------------
                                                                                         1,822,138
----------------------------------------------------------------------------------------------------
Automobiles (1.0%)
 ....................................................................................................
                   1,415   Bayerische Motoren Werke (BMW) AG
                           (Germany)                                                     1,058,496
----------------------------------------------------------------------------------------------------
Automotive (0.2%)
 ....................................................................................................
                  25,700   Telco (Tata Engineering & Locomotive
                           Co, Ltd.) 144A GDR (India)                                      218,450
----------------------------------------------------------------------------------------------------
Automotive Parts (0.2%)
 ....................................................................................................
                  31,200   Kwik-Fit Holdings PLC (Untied Kingdom)                          181,614
----------------------------------------------------------------------------------------------------
Banks (6.1%)
 ....................................................................................................
                 301,600   Banca di Roma (Italy) (NON)                                     304,403
 ....................................................................................................
                  39,300   Banca San Paolo di Brescia SPA (Italy)                          138,662
 ....................................................................................................
                  17,370   Banco de Bilbao Vizcaya (Spain) (NON)                           562,199
 ....................................................................................................
                  38,900   Banco Frances del Rio de la Plata ADR
                           (Argentina)                                                   1,064,888
 ....................................................................................................
                  44,800   Banco Rio de La Plata S.A. ADR
                           (Argentina) (NON)                                               627,200
 ....................................................................................................
                 239,600   Credito Italiano SPA (Italy)                                    739,027
 ....................................................................................................
                  71,700   HSBC Holdings PLC (United Kingdom)                            1,844,439
 ....................................................................................................
                 124,200   Overseas Union Bank Ltd. (Singapore)                            476,556
 ....................................................................................................
                  38,490   Skandinaviska Enskilda Bank Class A
                           (Sweden)                                                        487,700
 ....................................................................................................
                  17,760   State Bank of India 144A GDR (India) (NON)                      315,240
----------------------------------------------------------------------------------------------------
                                                                                         6,560,314
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.9%)
 ....................................................................................................
                 137,000   Alfa S.A. de C.V. Class A (Mexico)                              927,834
----------------------------------------------------------------------------------------------------
Broadcasting (1.0%)
 ....................................................................................................
                  27,200   Grupo Televisa S.A.GDR (Mexico) (NON)                         1,052,300
----------------------------------------------------------------------------------------------------
Building Products (0.6%)
 ....................................................................................................
                 132,900   Cemex, S.A. de C.V. (Mexico)                                    602,517
----------------------------------------------------------------------------------------------------
Building and Construction (0.7%)
 ....................................................................................................
                  19,100   NBM-Amsetlland N.V. (Netherlands)                               493,055
 ....................................................................................................
                 206,000   YTL Corp. Berhad (Malaysia)                                     278,307
----------------------------------------------------------------------------------------------------
                                                                                           771,362
----------------------------------------------------------------------------------------------------
Business Equipment (0.3%)
 ....................................................................................................
                 133,000   Aurora Corp. (Taiwan) (NON)                                     291,002
----------------------------------------------------------------------------------------------------
Business Services (6.6%)
 ....................................................................................................
                   9,900   Bellsystem 24, Inc. (Japan)                                   1,298,734
 ....................................................................................................
                  38,600   Brunel International NV (Netherlands) (NON)                     739,230
 ....................................................................................................
                   3,600   Brunel International NV 144A
                           (Netherlands) (NON)                                              68,189
 ....................................................................................................
                 171,600   Compass Group PLC (United Kingdom)                            2,119,433
 ....................................................................................................
                  19,600   Hays PLC (United Kingdom)                                       262,442
 ....................................................................................................
                  73,080   Reuters Holdings PLC ADR
                           (United Kingdom) (NON)                                          801,384
 ....................................................................................................
                  28,300   Securitas AB Class B (Sweden)                                   856,322
 ....................................................................................................
                   1,000   Sodexho Alliance (France)                                       535,115
 ....................................................................................................
                 153,000   Taiwan Secom (Taiwan) (NON)                                     532,789
----------------------------------------------------------------------------------------------------
                                                                                         7,213,638
----------------------------------------------------------------------------------------------------
Cable Television (0.7%)
 ....................................................................................................
                  85,700   Flextech PLC (United Kingdom)                                   737,687
----------------------------------------------------------------------------------------------------
Cellular Communications (4.3%)
 ....................................................................................................
                   7,676   Telecel-Comunicacaoes Pessoais, S.A.
                           (Portugal) (NON)                                                818,523
 ....................................................................................................
                 263,700   Telecom Italia Mobile SPA (Italy)                             1,217,433
 ....................................................................................................
                 347,911   Vodafone Group PLC (United Kingdom)                           2,518,566
----------------------------------------------------------------------------------------------------
                                                                                         4,554,522
----------------------------------------------------------------------------------------------------
Computer Equipment (0.5%)
 ....................................................................................................
                  16,300   Newbridge Networks Corp. (Canada) (NON)                         570,819
----------------------------------------------------------------------------------------------------
Computer Services (4.8%)
 ....................................................................................................
                   2,200   Atos S.A. (France) (NON)                                        283,447
 ....................................................................................................
                  59,200   Capita Group PLC (United Kingdom)                               362,173
 ....................................................................................................
                  16,470   CMG PLC (United Kingdom)                                        411,344
 ....................................................................................................
                  30,888   Getronics Electric N.V. (Netherlands)                           984,879
 ....................................................................................................
                   7,300   Merkantildata ASA (Norway)                                      251,519
 ....................................................................................................
                  18,200   Misys PLC (United Kingdom)                                      552,217
 ....................................................................................................
                  92,200   SEMA Group PLC (United Kingdom)                               2,250,159
----------------------------------------------------------------------------------------------------
                                                                                         5,095,738
----------------------------------------------------------------------------------------------------
Computer Software (2.0%)
 ....................................................................................................
                  37,600   Fuji Soft AB, Inc. (Japan)                                    1,289,390
 ....................................................................................................
                   2,909   SAP AG (Germany)                                                884,187
----------------------------------------------------------------------------------------------------
                                                                                         2,173,577
----------------------------------------------------------------------------------------------------
Consumer Non Durables (1.2%)
 ....................................................................................................
                 252,600   Kimberly-Clark de Mexico, S.A. de C.V.
                           Class A (Mexico)                                              1,237,621
----------------------------------------------------------------------------------------------------
Consumer Products (0.5%)
 ....................................................................................................
                  59,700   Argos PLC (United Kingdom)                                      540,957
----------------------------------------------------------------------------------------------------
Containers (0.8%)
 ....................................................................................................
                  40,337   Tomra Systems ASA (Japan)                                       902,822
----------------------------------------------------------------------------------------------------
Cosmetics (0.8%)
 ....................................................................................................
                  63,600   Shiseido Co., Ltd. (Japan)                                      868,492
----------------------------------------------------------------------------------------------------
Electric Utilities (1.6%)
 ....................................................................................................
                  39,000   Companhia Energetica de Minas Gerais
                           ADR (Brazil)                                                  1,696,500
----------------------------------------------------------------------------------------------------
Electronic Components (1.4%)
 ....................................................................................................
                  11,000   Aiwa Co., Ltd. (Japan)                                          277,637
 ....................................................................................................
                  21,700   Leitch Technology Corp. (Canada) (NON)                          652,883
 ....................................................................................................
                  37,000   Mitsumi Electric Company, Ltd. (Japan)                          527,963
----------------------------------------------------------------------------------------------------
                                                                                         1,458,483
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (3.4%)
 ....................................................................................................
                  27,400   Assa Abloy AB (Sweden)                                          725,453
 ....................................................................................................
                 161,000   Electrocomponents PLC
                           (United Kingdom)                                              1,202,665
 ....................................................................................................
                  12,400   Hirose Electric Co. Ltd. (Japan)                                634,507
 ....................................................................................................
                   7,300   Keyence Corp (Japan)                                          1,080,859
----------------------------------------------------------------------------------------------------
                                                                                         3,643,484
----------------------------------------------------------------------------------------------------
Entertainment (0.8%)
 ....................................................................................................
                 105,900   Hoyts Cinemas Group (Australia)                                 186,140
 ....................................................................................................
                  89,000   Resorts World Bhd (Malaysia)                                    150,013
 ....................................................................................................
                 223,200   Village Roadshow Ltd. ADR (Australia)                           565,229
----------------------------------------------------------------------------------------------------
                                                                                           901,382
----------------------------------------------------------------------------------------------------
Financial Services (5.8%)
 ....................................................................................................
                  12,200   Acom Co. Ltd. (Japan)                                           673,878
 ....................................................................................................
                   3,100   Acom Co. Ltd. 144A (Japan)                                      171,231
 ....................................................................................................
                   1,800   Aiful Corp. (Japan)                                             122,209
 ....................................................................................................
                 252,700   Grupo Financiero Banamex Accival,
                           S.A. de C.V. Class B (Mexico) (NON)                             756,972
 ....................................................................................................
                 898,500   Grupo Financiero Bancomer, S.A.
                           de C.V. Class B (Mexico) (NON)                                  583,991
 ....................................................................................................
                 280,000   Guoco Group Ltd. (Hong Kong)                                    684,928
 ....................................................................................................
                  31,300   Newcourt Credit Group Inc. (Canada)                           1,047,932
 ....................................................................................................
                  18,100   Power Corporation of Canada (Canada)                            648,418
 ....................................................................................................
                   5,000   Shohkoh Fund & Co., Ltd. (Japan)                              1,526,658
----------------------------------------------------------------------------------------------------
                                                                                         6,216,217
----------------------------------------------------------------------------------------------------
Food and Beverages (4.2%)
 ....................................................................................................
                  33,900   Embotelladora Andina S.A. ADR
                           Class A (Chile)                                                 705,544
 ....................................................................................................
                 136,600   Fomento Economico Mexicano,
                           S.A. de C.V. Class B (Mexico) (NON)                           1,097,951
 ....................................................................................................
                 230,000   Guangnan Holdings (Hong Kong)                                   188,529
 ....................................................................................................
                   1,512   Nestle S.A. (Switzerland)                                     2,264,638
 ....................................................................................................
                 227,000   NgFung Hong Ltd. (Hong Kong)                                    238,815
----------------------------------------------------------------------------------------------------
                                                                                         4,495,477
----------------------------------------------------------------------------------------------------
Insurance (3.6%)
 ....................................................................................................
                  14,800   Aegon N.V. (Netherlands) (NON)                                1,318,559
 ....................................................................................................
                 126,800   Malaysian Assurance Alliance Berhad
                           Class A (Malaysia) (NON)                                        145,530
 ....................................................................................................
                  15,000   MNI Holdings Berhad (Malaysia)                                   20,458
 ....................................................................................................
                   6,830   Mapfre Vida Seguros (Spain)                                     240,342
 ....................................................................................................
               1,043,000   National Mutual Asia Ltd. (Hong Kong)                         1,036,699
 ....................................................................................................
                 125,837   QBE Insurance Group Ltd. (Australia)                            565,821
 ....................................................................................................
                  16,100   Sampo Insurance Co A Shares                                     523,342
----------------------------------------------------------------------------------------------------
                                                                                         3,850,751
----------------------------------------------------------------------------------------------------
Machinery (1.8%)
 ....................................................................................................
                  95,400   Siebe PLC (United Kingdom)                                    1,879,909
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.2%)
 ....................................................................................................
                      80   Disetronic Holding AG (Switzerland)                             175,163
----------------------------------------------------------------------------------------------------
Metals and Mining (0.9%)
 ....................................................................................................
                  88,360   Sasol Ltd. (South Africa)                                       924,655
----------------------------------------------------------------------------------------------------
Oil and Gas (6.6%)
 ....................................................................................................
                   9,970   Coflexip S.A. (France)                                        1,100,789
 ....................................................................................................
                 193,800   Cultus Petroleum NL (Australia) (NON)                           331,811
 ....................................................................................................
                  83,407   Fletcher Challenge Energy (New Zealand)                         292,232
 ....................................................................................................
                  44,200   Fletcher Challenge Energy (New Zealand)                         154,585
 ....................................................................................................
                   7,700   Fred Olsen Energy ASA 144A
                           (Norway) (NON)                                                  159,807
 ....................................................................................................
                  26,000   Fred. Olsen Energy ASA (Norway) (NON)                           539,609
 ....................................................................................................
                   3,470   ISIS (France)                                                   380,242
 ....................................................................................................
                   1,400   ISIS 144A (France)                                              153,412
 ....................................................................................................
                 268,000   Oil Search Ltd. (Australia)                                     483,974
 ....................................................................................................
                  22,195   Total Corp. ADR Class B (France)                              2,413,702
 ....................................................................................................
                  29,590   YPF S.A. ADR (Argentina)                                      1,011,608
----------------------------------------------------------------------------------------------------
                                                                                         7,021,771
----------------------------------------------------------------------------------------------------
Paper & Forest Products (0.4%)
 ....................................................................................................
                  41,900   Asia Pulp & Paper Co. Ltd. ADR
                           (Singapore) (NON)                                               421,619
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (3.9%)
 ....................................................................................................
                     300   Ares-Serono Group Class B (Switzerland)                         494,697
 ....................................................................................................
                  11,400   Novo Nordisk A.S. Class B                                     1,631,211
 ....................................................................................................
                 152,961   Smithkline Beecham PLC ADR
                           (United Kingdom)                                              1,571,410
 ....................................................................................................
                  15,000   Zeneca Group PLC (United Kingdom)                               528,587
----------------------------------------------------------------------------------------------------
                                                                                         4,225,905
----------------------------------------------------------------------------------------------------
Real Estate (0.7%)
 ....................................................................................................
                 158,200   Ayala Land, Inc. Class B (Philippines)                           63,280
 ....................................................................................................
               3,195,900   Belle Corp. (Philippines) (NON)                                 124,640
 ....................................................................................................
                  73,000   Sun Hung Kai Properties Ltd.
                           (Hong Kong)                                                     508,855
----------------------------------------------------------------------------------------------------
                                                                                           696,775
----------------------------------------------------------------------------------------------------
Recreation (0.3%)
 ....................................................................................................
                 110,000   Genting Berhad Co. (Malaysia) (NON)                             275,991
----------------------------------------------------------------------------------------------------
Restaurants (2.5%)
 ....................................................................................................
                 230,600   Autogrill SPA (Italy)                                         1,233,472
 ....................................................................................................
                 190,000   Kentucky Fried Chicken Holdings
                           Berhad (Malaysia)                                               308,029
 ....................................................................................................
                  91,230   PizzaExpress PLC (United Kingdom)                             1,122,269
----------------------------------------------------------------------------------------------------
                                                                                         2,663,770
----------------------------------------------------------------------------------------------------
Retail (4.4%)
 ....................................................................................................
                 444,800   Cifra S.A. de CV (Mexico)                                     1,093,517
 ....................................................................................................
                  79,070   Dixons Group PLC (United Kingdom)                               796,661
 ....................................................................................................
                 118,640   La Rinascente SPA (Italy)                                       885,491
 ....................................................................................................
                  22,400   Matsumotokiyoshi (Japan)                                        859,225
 ....................................................................................................
                  15,100   Mobel Walther AG (Germany)                                      487,097
 ....................................................................................................
                 216,056   Woolworth Co. (NON) (Australia)                                 721,547
----------------------------------------------------------------------------------------------------
                                                                                         4,843,538
----------------------------------------------------------------------------------------------------
Semiconductors (4.9%)
 ....................................................................................................
                   7,000   Advantest Corp. (Japan)                                         397,391
 ....................................................................................................
                  20,400   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                           1,339,191
 ....................................................................................................
                  36,000   Canon, Inc. (Japan)                                             839,585
 ....................................................................................................
                  19,300   SGS-Thomson Microelectronics ADR
                           (France) (NON)                                                1,178,506
 ....................................................................................................
                   5,900   Rohm Co. Ltd. (Japan)                                           601,994
 ....................................................................................................
                  28,000   Tokyo Electron Ltd. (Japan)                                     897,890
----------------------------------------------------------------------------------------------------
                                                                                         5,254,557
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.5%)
 ....................................................................................................
                  34,500   Bodycote International PLC
                           (United Kingdom)                                                514,006
----------------------------------------------------------------------------------------------------
Steel (0.4%)
 ....................................................................................................
                  20,700   Ispat International NV (Netherlands) (NON)                      393,361
----------------------------------------------------------------------------------------------------
Supermarkets (0.9%)
 ....................................................................................................
                  13,400   Companhia Brasileira de Distribuicao
                           Grupo Pao de Acucar ADR (Brazil) (NON)                          259,625
 ....................................................................................................
                  36,400   Distribucion y Servicio D&S S.A. ADR
                           (Chile) (NON)                                                   675,675
----------------------------------------------------------------------------------------------------
                                                                                           935,300
----------------------------------------------------------------------------------------------------
Telecommunications (1.9%)
 ....................................................................................................
                  69,000   Mahanagar Telephone Nigam Ltd. (India)                          455,294
 ....................................................................................................
                  36,200   Portugal Telecom S.A. (Portugal)                              1,681,066
----------------------------------------------------------------------------------------------------
                                                                                         2,136,360
----------------------------------------------------------------------------------------------------
Telecommunications Equipment (2.9%)
 ....................................................................................................
                  11,444   Northern Telecom Ltd. (Canada) (NON)                          1,018,127
 ....................................................................................................
                  15,590   Oy Nokia AB Class A (Finland)                                 1,108,009
 ....................................................................................................
                  28,089   Telefonaktiebolaget LM Ericsson
                           Class B (Sweden)                                              1,057,109
----------------------------------------------------------------------------------------------------
                                                                                         3,183,245
----------------------------------------------------------------------------------------------------
Telephone Services (2.6%)
 ....................................................................................................
                  28,200   Compania Anonima Nacional Telefonos
                           de Venezuela (CANTV) ADR
                           (Venezuela) (NON)                                             1,173,825
 ....................................................................................................
                  72,500   Ionica Group PLC (United Kingdom) (NON)                         166,179
 ....................................................................................................
                  25,600   Telefonos de Mexico S.A. ADR
                           Class L (Mexico)                                              1,435,200
----------------------------------------------------------------------------------------------------
                                                                                         2,775,204
----------------------------------------------------------------------------------------------------
Tobacco (0.1%)
 ....................................................................................................
                  16,000   PT Gudang Garam (Indonesia)                                      24,815
 ....................................................................................................
                  65,500   PT Hanjaya Mandala Sampoerna
                           (Indonesia)                                                      50,339
----------------------------------------------------------------------------------------------------
                                                                                            75,154
----------------------------------------------------------------------------------------------------
Transportation (0.7%)
 ....................................................................................................
                 330,000   Cosco Pacific Ltd. (Hong Kong)                                  268,369
 ....................................................................................................
                  13,200   Finnliness OY (Finland)                                         526,041
----------------------------------------------------------------------------------------------------
                                                                                           794,410
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $101,770,890)                                        $101,060,351
----------------------------------------------------------------------------------------------------
WARRANTS (-%) * (NON) (cost $-)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date             Value
 ....................................................................................................
                 639,180   Belle Corp. (Philippines)                       9/11/00            $999
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (12.2%) *(cost $13,019,350)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $13,017,000   Interest in $369,996,000 joint repurchase
                           agreement dated December 31, 1997
                           with Merrill Lynch, Pierce, Fenner &
                           Smith, Inc. due Janaury 2, 1998 with
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $13,021,701 for an effective yield
                           of 6.5%                                                     $13,019,350
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $114,790,240) ***                                    $114,080,700
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1997
(aggregate face value $6,883,659)
----------------------------------------------------------------------------------------------------

                                      Market         Aggregate       Delivery           Unrealized
                                       Value        Face Value           Date         Appreciation
 ....................................................................................................
British Pounds                    $4,305,844        $4,439,875        2/13/98             $134,031
 ....................................................................................................
Japanese Yen                       2,330,311         2,443,784        2/13/98              113,473
----------------------------------------------------------------------------------------------------
                                                                                          $247,504
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
December 31, 1997: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Argentina                                                                                       2.4%
 ....................................................................................................
Australia                                                                                       1.9
 ....................................................................................................
Brazil                                                                                          1.7
 ....................................................................................................
Canada                                                                                          4.0
 ....................................................................................................
Chile                                                                                           1.2
 ....................................................................................................
Denmark                                                                                         1.4
 ....................................................................................................
Finland                                                                                         1.4
 ....................................................................................................
France                                                                                          5.4
 ....................................................................................................
Germany                                                                                         3.1
 ....................................................................................................
Hong Kong                                                                                       2.6
 ....................................................................................................
Italy                                                                                           4.6
 ....................................................................................................
Japan                                                                                          10.6
 ....................................................................................................
Malaysia                                                                                        1.0
 ....................................................................................................
Mexico                                                                                          7.7
 ....................................................................................................
Netherlands                                                                                     4.7
 ....................................................................................................
Norway                                                                                          1.6
 ....................................................................................................
Portugal                                                                                        2.3
 ....................................................................................................
Sweden                                                                                          2.7
 ....................................................................................................
Switzerland                                                                                     2.6
 ....................................................................................................
Taiwan                                                                                          1.2
 ....................................................................................................
United Kingdom                                                                                 19.9
 ....................................................................................................
United States                                                                                  11.4
 ....................................................................................................
Venezuela                                                                                       1.0
 ....................................................................................................
Other                                                                                           3.6
----------------------------------------------------------------------------------------------------
Total                                                                                         100.0%
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Money Market Fund

Portfolio of investments owned
December 31, 1997
COMMERCIAL PAPER (70.6%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Maturity Date             Value
 ....................................................................................................
Domestic (49.2%)
 ....................................................................................................
              $5,000,000   Aes Hawaii Inc (Bank of
                           America (LOC)) 6s                                1/9/98      $4,992,500
 ....................................................................................................
               5,000,000   Asset Securitization Co-op
                           Corp. 5.76s                                     3/17/98       4,939,200
 ....................................................................................................
               7,000,000   Asset Securitization Co-op
                           Corp. 5.75s                                     2/23/98       6,939,625
 ....................................................................................................
               7,000,000   Chevron U.K. Inv. 3a3 5.73s                     1/21/98       6,976,602
 ....................................................................................................
               7,500,000   Corp Asset Funding
                           Co. Inc. 5.68s                                   4/9/98       7,382,850
 ....................................................................................................
               5,000,000   Corporate Receivables
                           Corp. 5.85s                                     2/12/98       4,965,063
 ....................................................................................................
              10,000,000   Corporate Receivables
                           Corp. 5.65s                                     1/23/98       9,963,903
 ....................................................................................................
               3,600,000   CXC Incorporated 6s                             1/28/98       3,583,200
 ....................................................................................................
               5,000,000   CXC Incorporated 5.82s                          2/10/98       4,966,858
 ....................................................................................................
               7,000,000   CXC Incorporated 5.7s                           3/12/98       6,921,308
 ....................................................................................................
               5,035,000   Delaware Funding Corp. 5.85s                    1/20/98       5,018,636
 ....................................................................................................
               5,000,000   Delaware Funding Corp. 5.8s                     1/30/98       4,975,833
 ....................................................................................................
               5,051,000   Delaware Funding Corp. 5.72s                    1/21/98       5,034,146
 ....................................................................................................
               6,000,000   Falcon Asset Securitization
                           Corp. 6.25s                                      1/7/98       5,992,708
 ....................................................................................................
               5,000,000   Falcon Asset Securitization
                           Corp. 5.7s                                      2/17/98       4,962,000
 ....................................................................................................
               5,000,000   Ford Motor Credit Co. of
                           Puerto Rico, Inc. 5.7s                           2/9/98       4,968,333
 ....................................................................................................
               6,000,000   Formosa Plastics Corp.
                           (Bank of America (LOC)) 5.82s                   2/27/98       5,943,740
 ....................................................................................................
               6,000,000   General Electric Capital
                           Corp. 5.66s                                     4/15/98       5,900,950
 ....................................................................................................
               5,000,000   General Motors Acceptance
                           Corp. 5.86s                                     1/12/98       4,990,233
 ....................................................................................................
               6,000,000   Merrill Lynch & Co. Inc. 5.76s                   3/2/98       5,941,440
 ....................................................................................................
               5,000,000   Merrill Lynch & Co. Inc. 5.70s                  4/16/98       4,916,083
 ....................................................................................................
               5,000,000   Merrill Lynch & Co. Inc. 5.57s                  4/14/98       4,919,544
 ....................................................................................................
              10,723,000   Morgan (J.P.) & Co. Inc, 5.8s                   2/10/98      10,652,167
 ....................................................................................................
               5,000,000   National Rural Utilities
                           Cooperative 5.57s                               1/27/98       4,979,113
 ....................................................................................................
               5,000,000   National Rural Utilities
                           Cooperative 5.54s                               2/17/98       4,963,067
 ....................................................................................................
              16,000,000   New Center Asset Trust 6.75s                     1/2/98      15,997,000
 ....................................................................................................
               6,100,000   Preferred Receivables
                           Funding, Corp. 5.85s                            2/25/98       6,044,490
 ....................................................................................................
               6,000,000   Preferred Receivables
                           Funding, Corp. 5.57s                            1/23/98       5,977,575
 ....................................................................................................
               5,000,000   Sears Roebuck Acceptance
                           Corp. 5.76s                                     2/25/98       4,955,200
 ....................................................................................................
               6,000,000   Sears Roebuck Acceptance
                           Corp 5.7s                                       2/19/98       5,952,500
 ....................................................................................................
               5,000,000   Sheffield Receivables
                           Corp. 5.83s                                      2/6/98       4,970,040
 ....................................................................................................
              10,000,000   Sheffield Receivables
                           Corp. 5.61s                                     1/14/98       9,978,183
----------------------------------------------------------------------------------------------------
                                                                                       199,664,090
----------------------------------------------------------------------------------------------------
Foreign (21.4%)
 ....................................................................................................
              15,075,000   Abn Amro North America
                           Finance 5.53s (Netherlands)                      2/5/98      14,991,635
 ....................................................................................................
              10,000,000   Banco Rio de la Plata S.A.
                           (Bayerische Vereinsbank (LOC))
                           5.62s (Germany)                                 1/22/98       9,965,656
 ....................................................................................................
              10,000,000   Bank Of Montreal 5.6s (Canada)                  1/22/98       9,965,778
 ....................................................................................................
               5,000,000   Cemex S.A. (Credit Suisse
                           First Boston (LOC)) 5.62s
                           (Switzerland)                                   2/18/98       4,961,753
 ....................................................................................................
               7,000,000   Corporacion Andina De
                           Fomento 5.7s (United Kingdom)                   2/26/98       6,936,825
 ....................................................................................................
               5,000,000   Credit Suisse First Boston
                           5.56s (Switzerland)                             1/16/98       4,987,644
 ....................................................................................................
               5,000,000   Credit Suisse First Boston
                           5.52s (Switzerland)                             1/15/98       4,988,500
 ....................................................................................................
              10,000,000   Den Danske Corporation Inc.
                           5.575s (Denmark)                                2/13/98       9,931,861
 ....................................................................................................
               5,000,000   Glencore Finance Services
                           (Union Bank (LOC)) 5.68s
                           (Switzerland)                                    2/4/98       4,972,389
 ....................................................................................................
               5,000,000   Glencore Finance Services
                           (Union Bank (LOC)) 5.56s
                           (Switzerland)                                    2/4/98       4,972,972
 ....................................................................................................
               5,000,000   Svenska Handelsbanken 5.75s
                           (Sweden)                                         3/9/98       4,945,694
 ....................................................................................................
               5,000,000   Tmi-1 Fuel Corp. (Union Bank
                           (LOC)) 6s (Switzerland)                          1/5/98       4,995,833
----------------------------------------------------------------------------------------------------
                                                                                        86,616,540
----------------------------------------------------------------------------------------------------
                           Total Commercial Paper
                           (cost $286,280,630)                                        $286,280,630
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (14.4%)
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Maturity Date             Value
 ....................................................................................................
              $5,000,000   Abbey National PLC 6.05s
                           (United Kingdom)                                 6/8/98      $4,999,440
 ....................................................................................................
               7,000,000   Canadian Imperial Bank Of
                           Commerce 5.81s (Canada)                         3/11/98       7,000,341
 ....................................................................................................
               5,000,000   Deutsche Bank 6.21s (Germany)                   4/20/98       5,002,217
 ....................................................................................................
               5,000,000   Landesbank Hessen Thuringen
                           6.03s (Germany)                                 6/12/98       5,002,381
 ....................................................................................................
               5,000,000   National Westminster Bank
                           PLC 5.685 (United Kingdom)                      2/27/98       4,999,805
 ....................................................................................................
               5,000,000   Royal Bank Of Canada 5.94s
                           (Canada)                                        6/25/98       4,998,596
 ....................................................................................................
              11,500,000   Societe Generale 6.19s (France)                 5/11/98      11,508,511
 ....................................................................................................
               5,000,000   Swiss Bank Corporation 5.76s
                           (Switzerland)                                   2/20/98       5,000,070
 ....................................................................................................
              10,000,000   Westpac Banking Corp. 5.97s
                           (Australia)                                     8/13/98       9,998,213
----------------------------------------------------------------------------------------------------
                           Total Certificates of Deposit
                           (cost $58,509,574)                                          $58,509,574
----------------------------------------------------------------------------------------------------
BANK NOTES (8.1%)
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Maturity Date             Value
 ....................................................................................................
              $5,000,000   Bank Of America NT &
                           SA 5.9s                                          3/4/98      $4,998,565
 ....................................................................................................
               6,000,000   First National Bank of
                           Boston 5.82s                                    3/11/98       6,000,000
 ....................................................................................................
               7,000,000   First National Bank of
                           Boston 5.75s                                    5/11/98       7,000,000
 ....................................................................................................
               5,000,000   Morgan Guaranty
                           Trust Co. 5.965s                                6/22/98       4,998,319
 ....................................................................................................
               5,000,000   Northern Trust
                           Corporation 5.95s                               6/24/98       4,997,600
 ....................................................................................................
               5,000,000   Westpac Banking Corp. 6s                       12/11/98       5,000,000
----------------------------------------------------------------------------------------------------
                           Total Bank Notes
                           (cost $32,994,484)                                          $32,994,484
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.1%) * (cost $8,380,513)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $8,379,000   Interest in $369,996,000 joint repurchase
                           agreement dated December 31, 1997
                           with Merrill Lynch due January 2, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of $8,379,000
                           for effective yield of 6.5%                                  $8,380,513
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $386,165,201) ***                                    $386,165,201
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
December 31, 1997: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
 ....................................................................................................
Australia                                                                                       2.6%
 ....................................................................................................
Canada                                                                                          5.7
 ....................................................................................................
Denmark                                                                                         2.6
 ....................................................................................................
France                                                                                          3.0
 ....................................................................................................
Germany                                                                                         5.2
 ....................................................................................................
Netherlands                                                                                     3.8
 ....................................................................................................
Sweden                                                                                          1.3
 ....................................................................................................
Switzerland                                                                                     9.0
 ....................................................................................................
United Kingdom                                                                                  4.3
 ....................................................................................................
United States                                                                                  62.5
----------------------------------------------------------------------------------------------------
Total                                                                                         100.0%
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT New Opportunities Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (96.8%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Advertising (1.4%)
 ....................................................................................................
                 196,300   Lamar Advertising Co. (NON)                                  $7,802,925
 ....................................................................................................
                 554,050   Outdoor Systems, Inc. (NON)                                  21,261,650
 ....................................................................................................
                 154,500   Universal Outdoor Holdings, Inc. (NON)                        8,034,000
----------------------------------------------------------------------------------------------------
                                                                                        37,098,575
----------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ....................................................................................................
                 105,066   Delta & Pine Land Co.                                         3,204,513
----------------------------------------------------------------------------------------------------
Apparel (0.5%)
 ....................................................................................................
                 548,100   Wolverine World Wide, Inc.                                   12,400,763
----------------------------------------------------------------------------------------------------
Automotive (0.5%)
 ....................................................................................................
                 287,400   Avis Rent A Car, Inc.                                         9,178,838
 ....................................................................................................
                  80,000   Budget Group, Inc. (Japan) (NON)                              2,765,000
----------------------------------------------------------------------------------------------------
                                                                                        11,943,838
----------------------------------------------------------------------------------------------------
Banks (1.5%)
 ....................................................................................................
                 249,900   First Union Corp.                                            12,807,375
 ....................................................................................................
                 430,800   TCF Financial Corp.                                          14,620,275
 ....................................................................................................
                 195,400   Washington Mutual, Inc.                                      12,468,963
----------------------------------------------------------------------------------------------------
                                                                                        39,896,613
----------------------------------------------------------------------------------------------------
Broadcasting (5.9%)
 ....................................................................................................
               1,759,200   CBS Corp.                                                    51,786,450
 ....................................................................................................
                 315,374   Chancellor Media Corp.                                       23,534,748
 ....................................................................................................
                 558,900   Clear Channel Communications, Inc. (NON)                     44,397,619
 ....................................................................................................
                 114,600   Emmis Broadcasting Corp. Class A (NON)                        5,228,625
 ....................................................................................................
                 231,200   Sinclair Broadcast Group, Inc. Class A (NON)                 10,779,700
 ....................................................................................................
                 151,000   Univision Communications Inc. Class A (NON)                  10,541,688
 ....................................................................................................
                 203,800   Westwood One, Inc. (NON)                                      7,566,075
----------------------------------------------------------------------------------------------------
                                                                                       153,834,905
----------------------------------------------------------------------------------------------------
Building Products (0.1%)
 ....................................................................................................
                 158,400   Barnett, Inc. (NON)                                           3,484,800
----------------------------------------------------------------------------------------------------
Business Services (6.8%)
 ....................................................................................................
                 503,800   Accustaff, Inc. (NON)                                        11,587,400
 ....................................................................................................
                 272,800   Affiliated Computer Services, Inc.
                           Class A (NON)                                                 7,178,050
 ....................................................................................................
                 497,700   Airgas, Inc. (NON)                                            6,967,800
 ....................................................................................................
                 133,700   Applied Graphics Technologies, Inc.                           7,119,525
 ....................................................................................................
                 152,800   Caribiner Intl., Inc. (NON)                                   6,799,600
 ....................................................................................................
                 297,900   Corestaff, Inc. (NON)                                         7,894,350
 ....................................................................................................
                 839,200   Corporate Express, Inc. (NON)                                10,804,700
 ....................................................................................................
                 296,200   Interim Services Inc. (NON)                                   7,664,175
 ....................................................................................................
                 138,150   Jabil Circuit, Inc. (NON)                                     5,491,463
 ....................................................................................................
                  55,475   Labor Ready, Inc. (NON)                                       1,067,894
 ....................................................................................................
                 441,250   Paychex, Inc.                                                22,338,281
 ....................................................................................................
                 226,400   PMT Services, Inc. (NON)                                      3,141,300
 ....................................................................................................
                 161,940   Registry, Inc. (The) (NON)                                    7,428,998
 ....................................................................................................
               4,961,500   Rentokil Group PLC (United Kingdom)                          21,681,011
 ....................................................................................................
                 513,900   Robert Half International, Inc. (NON)                        20,556,000
 ....................................................................................................
                  75,900   Sanmina Corp. (NON)                                           5,142,225
 ....................................................................................................
                 197,111   Select Appointments Holdings PLC
                           ADR (United Kingdom)                                         $3,597,276
 ....................................................................................................
                 243,100   Snyder Communications, Inc. (NON)                             8,873,150
 ....................................................................................................
                 536,500   Viking Office Products, Inc. (NON)                           11,702,406
----------------------------------------------------------------------------------------------------
                                                                                       177,035,604
----------------------------------------------------------------------------------------------------
Computer Equipment (0.5%)
 ....................................................................................................
                 237,200   Compaq Computer Corp.                                        13,386,975
----------------------------------------------------------------------------------------------------
Computer Services (3.7%)
 ....................................................................................................
                 400,500   America Online, Inc. (NON)                                   35,719,594
 ....................................................................................................
                 277,000   Cambridge Technology Partners, Inc. (NON)                    11,530,125
 ....................................................................................................
                 111,400   Ciber, Inc. (NON)                                             6,461,200
 ....................................................................................................
                 203,000   CheckFree Holdings Corp.                                      5,481,000
 ....................................................................................................
                 207,700   Computer Horizons Corp. (NON)                                 9,450,350
 ....................................................................................................
                  60,300   Sapient Corp. (NON)                                           3,693,375
 ....................................................................................................
                 407,000   Sterling Commerce, Inc. (NON)                                15,644,063
 ....................................................................................................
                 206,750   Sykes Enterprises, Inc. (NON)                                 4,031,625
 ....................................................................................................
                  83,100   Whittman-Hart, Inc. (NON)                                     2,846,175
----------------------------------------------------------------------------------------------------
                                                                                        94,857,507
----------------------------------------------------------------------------------------------------
Computer Software (11.4%)
 ....................................................................................................
                 121,500   BMC Software, Inc. (NON)                                      7,973,438
 ....................................................................................................
                 974,700   Cadence Design Systems, Inc. (NON)                           23,880,150
 ....................................................................................................
                  64,700   Citrix Systems, Inc. (NON)                                    4,917,200
 ....................................................................................................
               1,027,900   Computer Associates Intl., Inc.                              54,350,213
 ....................................................................................................
                 449,600   Compuware Corp. (NON)                                        14,387,200
 ....................................................................................................
                 174,300   CBT Group PLC ADR (Ireland) (NON)                            14,314,388
 ....................................................................................................
                  59,300   Documentum, Inc. (NON)                                        2,498,013
 ....................................................................................................
                 309,800   Electronic Arts, Inc. (NON)                                  11,714,313
 ....................................................................................................
               1,374,300   EMC Corp. (NON)                                              37,707,356
 ....................................................................................................
                  31,300   Lernout & Hauspie Speech Products
                           N.V. (Belgium) (NON)                                          1,455,450
 ....................................................................................................
                 187,300   Microsoft Corp. (NON)                                        24,208,525
 ....................................................................................................
                 452,700   Parametric Technology Corp. (NON)                            21,446,663
 ....................................................................................................
                 577,200   PeopleSoft, Inc. (NON)                                       22,510,800
 ....................................................................................................
                 191,900   Remedy Corp. (NON)                                            4,029,900
 ....................................................................................................
                 304,900   Saville Systems Ireland PLC ADR
                           (Ireland) (NON)                                              12,653,350
 ....................................................................................................
                 346,000   Security Dynamics Technologies, Inc. (NON)                   12,369,500
 ....................................................................................................
                 465,400   Synopsys, Inc. (NON)                                         16,638,050
 ....................................................................................................
                 217,400   Vantive Corp. (NON)                                           5,489,350
 ....................................................................................................
                  63,100   Viasoft, Inc. (NON)                                           2,665,975
----------------------------------------------------------------------------------------------------
                                                                                       295,209,834
----------------------------------------------------------------------------------------------------
Conglomerates (0.9%)
 ....................................................................................................
                 511,100   Tyco International Ltd. (NON)                                23,031,444
----------------------------------------------------------------------------------------------------
Consumer Products (2.2%)
 ....................................................................................................
                 274,200   American Brands, Inc.                                        20,153,700
 ....................................................................................................
                 152,800   Central Garden and Pet Co. (NON)                              4,011,000
 ....................................................................................................
                 278,100   Procter & Gamble Co.                                         22,195,856
 ....................................................................................................
                 330,400   Rexall Sundown, Inc. (NON)                                    9,973,950
----------------------------------------------------------------------------------------------------
                                                                                        56,334,506
----------------------------------------------------------------------------------------------------
Consumer Services (3.1%)
 ....................................................................................................
               2,301,985   Cendant Corp. (NON)                                          79,130,725
----------------------------------------------------------------------------------------------------
Correctional Facilities (0.4%)
 ....................................................................................................
                 314,000   Corrections Corp. (NON)                                      11,637,625
----------------------------------------------------------------------------------------------------
Cosmetics (0.5%)
 ....................................................................................................
                 276,900   Estee Lauder Cos. Class A                                    14,243,044
----------------------------------------------------------------------------------------------------
Education Services (0.3%)
 ....................................................................................................
                 156,700   Apollo Group, Inc. Class A (NON)                              7,404,075
 ....................................................................................................
                  15,216   Sylvan Learning Systems, Inc. (NON)                             593,424
----------------------------------------------------------------------------------------------------
                                                                                         7,997,499
----------------------------------------------------------------------------------------------------
Electric Utilities (0.3%)
 ....................................................................................................
                 276,773   CalEnergy, Inc. (NON)                                         7,957,224
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.7%)
 ....................................................................................................
                  58,400   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                           3,942,000
 ....................................................................................................
                 161,400   Cognex Corp. (NON)                                            4,398,150
 ....................................................................................................
                 162,600   Credence Systems Corp. (NON)                                  4,817,025
 ....................................................................................................
                 518,200   General Electric Co.                                         38,022,925
 ....................................................................................................
                 148,500   Illinois Tool Works, Inc.                                     8,928,563
 ....................................................................................................
                 142,200   Microchip Technology, Inc. (NON)                              4,266,000
 ....................................................................................................
                  29,000   Photronics, Inc. (NON)                                          703,250
 ....................................................................................................
                  91,900   Uniphase Corp. (NON)                                          3,802,363
----------------------------------------------------------------------------------------------------
                                                                                        68,880,276
----------------------------------------------------------------------------------------------------
Energy-Related (0.7%)
 ....................................................................................................
                 393,800   Thermo Electron Corp. (NON)                                  17,524,100
----------------------------------------------------------------------------------------------------
Entertainment (0.8%)
 ....................................................................................................
                  89,800   Disney (Walt) Productions, Inc.                               8,895,813
 ....................................................................................................
                 180,500   Time Warner, Inc.                                            11,191,000
----------------------------------------------------------------------------------------------------
                                                                                        20,086,813
----------------------------------------------------------------------------------------------------
Environmental Services (2.0%)
 ....................................................................................................
                  80,200   Allied Waste Industries, Inc. (NON)                           1,869,663
 ....................................................................................................
                 853,500   Philip Services Corp. (Canada) (NON)                         12,269,063
 ....................................................................................................
                  82,800   U.S. Filter Corp. (NON)                                       2,478,825
 ....................................................................................................
                 927,200   USA Waste Services, Inc. (NON)                               36,392,600
----------------------------------------------------------------------------------------------------
                                                                                        53,010,151
----------------------------------------------------------------------------------------------------
Financial Services (3.3%)
 ....................................................................................................
                 206,900   American Express Co.                                         18,465,825
 ....................................................................................................
                 389,200   Finova Group, Inc.                                           19,338,375
 ....................................................................................................
                 250,800   FIRSTPLUS Financial Group, Inc. (NON)                         9,624,450
 ....................................................................................................
                 632,200   MBNA Corp.                                                   17,266,963
 ....................................................................................................
                 270,100   Morgan Stanley, Dean Witter,
                           Discover and Co.                                             15,969,663
 ....................................................................................................
                 100,900   Sirrom Capital Corp.                                          5,259,413
----------------------------------------------------------------------------------------------------
                                                                                        85,924,689
----------------------------------------------------------------------------------------------------
Food and Beverages (1.4%)
 ....................................................................................................
                 499,900   Coca-Cola Enterprises, Inc.                                  17,777,694
 ....................................................................................................
                 484,800   PepsiCo, Inc.                                                17,664,900
----------------------------------------------------------------------------------------------------
                                                                                        35,442,594
----------------------------------------------------------------------------------------------------
Funeral/Cemetery Services (1.7%)
 ....................................................................................................
                 436,300   Service Corp. International                                  16,115,831
 ....................................................................................................
                 576,700   Stewart Enterprises, Inc. Class A                            26,888,638
----------------------------------------------------------------------------------------------------
                                                                                        43,004,469
----------------------------------------------------------------------------------------------------
Health Care Information Systems (1.8%)
 ....................................................................................................
                 945,800   HBO & Co.                                                    45,398,400
----------------------------------------------------------------------------------------------------
Health Care Services (5.8%)
 ....................................................................................................
                 249,800   ABR Information Services, Inc. (NON)                          5,963,975
 ....................................................................................................
                 212,650   Cardinal Health, Inc.                                        15,975,331
 ....................................................................................................
                 138,996   CareMatrix Corp. (NON)                                        3,996,135
 ....................................................................................................
                 356,475   Concentra Managed Care, Inc.                                 12,031,031
 ....................................................................................................
               1,708,600   HEALTHSOUTH Corp. (NON)                                      47,413,650
 ....................................................................................................
                 148,600   Henry Schein, Inc. (NON)                                      5,201,000
 ....................................................................................................
                 224,500   Lincare Holdings, Inc. (NON)                                 12,796,500
 ....................................................................................................
                 448,400   Omnicare, Inc.                                               13,900,400
 ....................................................................................................
                 123,800   Parexel International Corp. (NON)                             4,580,600
 ....................................................................................................
                 348,300   Physician Sales & Service, Inc. (NON)                         7,488,450
 ....................................................................................................
                 176,300   Quintiles Transnational Corp. (NON)                           6,743,475
 ....................................................................................................
                 223,400   Renal Treatment Centers, Inc. (NON)                           8,070,325
 ....................................................................................................
                 249,566   Total Renal Care Holdings, Inc. (NON)                         6,863,065
----------------------------------------------------------------------------------------------------
                                                                                       151,023,937
----------------------------------------------------------------------------------------------------
Hospital Management (1.3%)
 ....................................................................................................
               1,310,900   Health Management Assoc., Inc. (NON)                         33,100,225
----------------------------------------------------------------------------------------------------
Insurance (0.9%)
 ....................................................................................................
                 251,100   HCC Insurance Holdings, Inc.                                  5,335,875
 ....................................................................................................
                 313,224   Travelers Group Inc.                                         16,874,943
----------------------------------------------------------------------------------------------------
                                                                                        22,210,818
----------------------------------------------------------------------------------------------------
Leisure (0.2%)
 ....................................................................................................
                 208,700   Signature Resorts, Inc. (NON)                                 4,565,313
----------------------------------------------------------------------------------------------------
Lodging (2.3%)
 ....................................................................................................
                 797,068   Extended Stay America, Inc. (NON)                             9,913,533
 ....................................................................................................
                 252,000   Marriott International, Inc.                                 17,451,000
 ....................................................................................................
                 343,400   Prime Hospitality Corp. (NON)                                 6,996,775
 ....................................................................................................
                 594,005   Promus Hotel Corp. (NON)                                     24,948,210
----------------------------------------------------------------------------------------------------
                                                                                        59,309,518
----------------------------------------------------------------------------------------------------
Medical Management Services (1.5%)
 ....................................................................................................
                 934,000   MedPartners, Inc. (NON)                                      20,898,250
 ....................................................................................................
                  68,500   NCS HealthCare, Inc. Class A (NON)                            1,806,688
 ....................................................................................................
                 150,600   Pediatrix Medical Group, Inc. (NON)                           6,438,150
 ....................................................................................................
                 378,500   Phycor, Inc. (NON)                                           10,219,500
----------------------------------------------------------------------------------------------------
                                                                                        39,362,588
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.3%)
 ....................................................................................................
                 417,700   Medtronic, Inc.                                              21,850,931
 ....................................................................................................
                 228,800   Sybron International Corp. (NON)                             10,739,300
----------------------------------------------------------------------------------------------------
                                                                                        32,590,231
----------------------------------------------------------------------------------------------------
Networking Equipment (0.6%)
 ....................................................................................................
                 301,350   Cisco Systems, Inc. (NON)                                    16,800,263
----------------------------------------------------------------------------------------------------
Nursing Homes (0.9%)
 ....................................................................................................
                 381,700   Genesis Health Ventures, Inc. (NON)                          10,067,338
 ....................................................................................................
                 360,400   Health Care & Retirement Corp. (NON)                         14,506,100
----------------------------------------------------------------------------------------------------
                                                                                        24,573,438
----------------------------------------------------------------------------------------------------
Oil and Gas (1.1%)
 ....................................................................................................
                 271,100   Halliburton Co.                                              14,080,256
 ....................................................................................................
                 168,000   Schlumberger Ltd.                                            13,524,000
----------------------------------------------------------------------------------------------------
                                                                                        27,604,256
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (6.9%)
 ....................................................................................................
                 290,300   Bristol-Myers Squibb Co.                                     27,469,638
 ....................................................................................................
                 327,800   Dura Pharmaceuticals, Inc. (NON)                             15,037,825
 ....................................................................................................
                 657,400   Elan Corp. PLC ADR (Ireland) (NON)                           33,650,663
 ....................................................................................................
                 275,500   Gilead Sciences, Inc. (NON)                                  10,537,875
 ....................................................................................................
                 143,100   Jones Medical Industries, Inc.                                5,473,575
 ....................................................................................................
                 397,200   Pfizer, Inc.                                                 29,616,225
 ....................................................................................................
                 426,000   Schering-Plough Corp.                                        26,465,250
 ....................................................................................................
                 117,300   Transkaryotic Therapies, Inc. (NON)                           4,120,163
 ....................................................................................................
                 208,800   Warner-Lambert Co.                                           25,891,200
----------------------------------------------------------------------------------------------------
                                                                                       178,262,414
----------------------------------------------------------------------------------------------------
Publishing (0.7%)
 ....................................................................................................
                 301,900   Gannett Co., Inc.                                            18,661,194
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (0.1%)
 ....................................................................................................
                  67,000   Starwood Lodging Trust                                        3,877,625
----------------------------------------------------------------------------------------------------
Restaurants (1.1%)
 ....................................................................................................
               1,708,500   J.D. Wetherspoon PLC (United Kingdom)                         9,381,664
 ....................................................................................................
                 228,000   Landry's Seafood Restaurants, Inc. (NON)                      5,472,000
 ....................................................................................................
                 313,300   Papa Johns International, Inc. (NON)                         10,926,338
 ....................................................................................................
                  93,300   Starbucks Corp. (NON)                                         3,580,388
----------------------------------------------------------------------------------------------------
                                                                                        29,360,390
----------------------------------------------------------------------------------------------------
Retail (8.2%)
 ....................................................................................................
                 263,600   AutoZone, Inc. (NON)                                          7,644,400
 ....................................................................................................
                 620,000   Bed Bath & Beyond, Inc. (NON)                                23,870,000
 ....................................................................................................
                 207,800   Borders Group, Inc.                                           6,506,738
 ....................................................................................................
                 265,500   CompUSA, Inc. (NON)                                           8,230,500
 ....................................................................................................
                 171,100   Consolidated Stores Corp. (NON)                               7,517,706
 ....................................................................................................
                 313,800   Costco Companies, Inc. (NON)                                 14,003,325
 ....................................................................................................
                 587,039   CVS Corp.                                                    37,607,186
 ....................................................................................................
                 747,300   Dixons Group PLC (United Kingdom)                             7,529,339
 ....................................................................................................
                 102,350   Dollar Tree Stores, Inc.                                      4,234,731
 ....................................................................................................
                 395,100   Home Depot, Inc. (The)                                       23,261,513
 ....................................................................................................
                  39,500   Kohls Corp. (NON)                                             2,690,938
 ....................................................................................................
                 160,000   Nordstrom, Inc.                                               9,660,000
 ....................................................................................................
                 405,900   Office Depot, Inc. (NON)                                      9,716,231
 ....................................................................................................
                 522,800   Officemax, Inc. (NON)                                         7,449,900
 ....................................................................................................
                 260,700   Rite Aid Corp.                                               15,299,831
 ....................................................................................................
                 176,600   Stage Stores, Inc. (NON)                                      6,600,425
 ....................................................................................................
                 498,600   Wal-Mart Stores, Inc.                                        19,663,538
----------------------------------------------------------------------------------------------------
                                                                                       211,486,301
----------------------------------------------------------------------------------------------------
Semiconductors (2.9%)
 ....................................................................................................
                 126,100   Altera Corp. (NON)                                            4,177,063
 ....................................................................................................
                 498,700   Analog Devices, Inc. (NON)                                   13,807,756
 ....................................................................................................
                  86,400   Lattice Semiconductor Corp. (NON)                             4,093,200
 ....................................................................................................
                 310,100   Linear Technology Corp.                                      17,869,513
 ....................................................................................................
                 636,100   Maxim Integrated Products Inc. (NON)                         21,945,450
 ....................................................................................................
                 307,200   Texas Instruments, Inc.                                      13,824,000
----------------------------------------------------------------------------------------------------
                                                                                        75,716,982
----------------------------------------------------------------------------------------------------
Telecommunications (2.7%)
 ....................................................................................................
                 273,000   Aspect Telecommunications Corp. (NON)                         5,698,875
 ....................................................................................................
                 121,200   Northern Telecom Ltd. (Canada)                               10,786,800
 ....................................................................................................
                 334,850   PanAmSat Corp. (NON)                                         14,440,406
 ....................................................................................................
                 295,500   P-Com, Inc. (NON)                                             5,097,375
 ....................................................................................................
                 643,400   Tellabs, Inc.(NON)                                           34,019,775
----------------------------------------------------------------------------------------------------
                                                                                        70,043,231
----------------------------------------------------------------------------------------------------
Telephone Services (2.1%)
 ....................................................................................................
                 148,500   Intermedia Communications, Inc. (NON)                         9,021,375
 ....................................................................................................
                 135,400   McLeod, Inc. Class A (NON)                                    4,332,800
 ....................................................................................................
                  22,100   Metromedia Fiber Network, Inc. Class A (NON)                    367,413
 ....................................................................................................
                  93,400   Qwest Communications
                           International, Inc. (NON)                                     5,557,300
 ....................................................................................................
                  99,800   RSL Communications, Ltd. Class A (NON)                        2,195,600
 ....................................................................................................
                 299,700   Sprint Corp.                                                 17,569,913
 ....................................................................................................
                 148,600   Teleport Communications Group Inc.
                           Class A (NON)                                                 8,154,425
 ....................................................................................................
                 292,500   Tel-Save Holdings, Inc. (NON)                                 5,813,438
----------------------------------------------------------------------------------------------------
                                                                                        53,012,264
----------------------------------------------------------------------------------------------------
Transportation (-%)
 ....................................................................................................
                   6,800   C.H. Robinson Worldwide, Inc.                                   152,150
----------------------------------------------------------------------------------------------------
Wireless Communications (1.7%)
 ....................................................................................................
                 460,600   AirTouch Communications, Inc. (NON)                          19,143,688
 ....................................................................................................
                 221,600   Clearnet Communications, Inc. Class A,
                           (Canada) (NON)                                                2,520,700
 ....................................................................................................
                 696,300   NEXTEL Communications, Inc. Class A (NON)                    18,103,800
 ....................................................................................................
                 147,400   NEXTLINK Communications, Inc. Class A (NON)                   3,141,463
----------------------------------------------------------------------------------------------------
                                                                                        42,909,651
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $1,964,691,799)                                    $2,506,580,275
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (3.9%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $25,000,000   Fannie Mae, effective yield of 5.58s,
                           March 6, 1998                                               $24,713,250
----------------------------------------------------------------------------------------------------
              76,403,000   Interest in $622,557,000 joint repurchase
                           agreement dated December 31, 1997
                           with UBS Securities due January 2, 1998
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $76,430,378 for an effective yield
                           of 6.45%                                                     76,416,689
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $101,129,939)                                        $101,129,939
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $2,065,821,738) ***                                $2,607,710,214
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT New Value Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (97.6%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Aerospace and Defense (2.0%)
 ....................................................................................................
                  78,600   Boeing Co.                                                   $3,846,488
----------------------------------------------------------------------------------------------------
Automotive (2.0%)
 ....................................................................................................
                  81,500   Lear Corp. (NON)                                              3,871,250
----------------------------------------------------------------------------------------------------
Basic Industrial Products (4.1%)
 ....................................................................................................
                  78,600   Caterpillar, Inc.                                             3,817,013
 ....................................................................................................
                 162,100   New Holland N.V. (Netherlands)                                4,285,519
----------------------------------------------------------------------------------------------------
                                                                                         8,102,532
----------------------------------------------------------------------------------------------------
Computer Services and Software (8.3%)
 ....................................................................................................
                 110,000   3Com Corp. (NON)                                              3,843,125
 ....................................................................................................
                  93,700   Computer Associates Intl., Inc.                               4,954,388
 ....................................................................................................
                  39,340   IBM Corp.                                                     4,113,489
 ....................................................................................................
                 116,450   NCR Corp. (NON)                                               3,238,766
----------------------------------------------------------------------------------------------------
                                                                                        16,149,768
----------------------------------------------------------------------------------------------------
Conglomerates (2.3%)
 ....................................................................................................
                 157,900   Ogden Corp.                                                   4,450,806
----------------------------------------------------------------------------------------------------
Consumer Non Durables (6.5%)
 ....................................................................................................
                 162,700   Dimon, Inc.                                                   4,270,875
 ....................................................................................................
                  82,500   Kimberly-Clark Corp.                                          4,068,281
 ....................................................................................................
                 115,900   RJR Nabisco Holdings Corp.                                    4,346,250
----------------------------------------------------------------------------------------------------
                                                                                        12,685,406
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (6.7%)
 ....................................................................................................
                  64,700   Hewlett-Packard Co.                                           4,043,750
 ....................................................................................................
                 170,300   Micron Technology, Inc.                                       4,427,800
 ....................................................................................................
                 196,280   Vishay Intertechnology, Inc.                                  4,637,115
----------------------------------------------------------------------------------------------------
                                                                                        13,108,665
----------------------------------------------------------------------------------------------------
Food and Beverages (6.3%)
 ....................................................................................................
                  92,500   Dole Food Co.                                                 4,231,875
 ....................................................................................................
                  84,500   The Quaker Oats Co.                                           4,457,375
 ....................................................................................................
                 138,900   Whitman Corp.                                                 3,620,081
----------------------------------------------------------------------------------------------------
                                                                                        12,309,331
----------------------------------------------------------------------------------------------------
Forest Products (3.8%)
 ....................................................................................................
                 126,200   Boise Cascade Corp.                                           3,817,550
 ....................................................................................................
                  74,500   Weyerhaeuser Co.                                              3,655,156
----------------------------------------------------------------------------------------------------
                                                                                         7,472,706
----------------------------------------------------------------------------------------------------
Health Care (4.4%)
 ....................................................................................................
                 167,200   MedPartners, Inc. (NON)                                       3,741,100
 ....................................................................................................
                  80,600   Oxford Health Plans, Inc. (NON)                               1,254,338
 ....................................................................................................
                  86,800   Wellpoint Health Networks, Inc. (NON)                         3,667,300
----------------------------------------------------------------------------------------------------
                                                                                         8,662,738
----------------------------------------------------------------------------------------------------
Insurance and Finance (16.1%)
 ....................................................................................................
                  56,600   Aetna, Inc.                                                   3,993,838
 ....................................................................................................
                  58,900   Ahmanson (H.F.) & Co.                                         3,942,619
 ....................................................................................................
                  33,600   Bankers Trust New York Corp. (CUS)                            3,777,900
 ....................................................................................................
                  82,500   First Union Corp.                                             4,228,125
 ....................................................................................................
                  76,400   Summit Bancorp                                                4,068,300
 ....................................................................................................
                  63,200   Union Planters Corp.                                          4,293,650
 ....................................................................................................
                 143,200   USF&G Corp.                                                   3,159,350
 ....................................................................................................
                  61,840   Washington Mutual, Inc.                                       3,946,165
----------------------------------------------------------------------------------------------------
                                                                                        31,409,947
----------------------------------------------------------------------------------------------------
Metals and Mining (1.0%)
 ....................................................................................................
                 125,300   Freeport-McMoRan Copper &
                           Gold Co., Inc. Class B                                        1,973,475
----------------------------------------------------------------------------------------------------
Oil and Gas (7.9%)
 ....................................................................................................
                  39,200   Amoco Corp.                                                   3,336,900
 ....................................................................................................
                  64,400   Elf Aquitane ADR (France)                                     3,775,450
 ....................................................................................................
                 147,300   Occidental Petroleum Corp.                                    4,317,731
 ....................................................................................................
                 115,400   YPF S.A. ADR (Argentina)                                      3,945,238
----------------------------------------------------------------------------------------------------
                                                                                        15,375,319
----------------------------------------------------------------------------------------------------
Paper and Forest Products (1.8%)
 ....................................................................................................
                 242,450   Unisource Worldwide, Inc.                                     3,454,913
----------------------------------------------------------------------------------------------------
Pharmaceuticals (2.4%)
 ....................................................................................................
                 126,200   Pharmacia & Upjohn, Inc.                                      4,622,075
----------------------------------------------------------------------------------------------------
Photography (2.2%)
 ....................................................................................................
                  89,800   Polaroid Corp.                                                4,372,138
----------------------------------------------------------------------------------------------------
Publishing (2.1%)
 ....................................................................................................
                  67,400   Times Mirror Co. Class A                                      4,145,100
----------------------------------------------------------------------------------------------------
Real Estate (4.0%)
 ....................................................................................................
                  74,470   Equity Residential Properties Trust (R)                       3,765,389
 ....................................................................................................
                  71,000   Starwood Lodging Trust                                        4,109,120
----------------------------------------------------------------------------------------------------
                                                                                         7,874,509
----------------------------------------------------------------------------------------------------
Retail (7.7%)
 ....................................................................................................
                 339,800   K mart Corp. (NON)                                            3,928,938
 ....................................................................................................
                  79,900   Lowe's Cos., Inc.                                             3,810,231
 ....................................................................................................
                 242,800   Officemax, Inc. (NON)                                         3,459,900
 ....................................................................................................
                 123,800   Toys R US, Inc. (NON)                                         3,891,963
----------------------------------------------------------------------------------------------------
                                                                                        15,091,032
----------------------------------------------------------------------------------------------------
Transportation (4.0%)
 ....................................................................................................
                  39,300   Burlington Northern Santa Fe Corp.                            3,652,444
 ....................................................................................................
                   6,600   Norfolk Southern Corp.                                          203,363
 ....................................................................................................
                  63,900   Union Pacific Corp.                                           3,989,756
----------------------------------------------------------------------------------------------------
                                                                                         7,845,563
----------------------------------------------------------------------------------------------------
Utilities (2.0%)
 ....................................................................................................
                  88,400   US West Communicatioins, Inc.                                 3,989,050
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $183,115,438)                                        $190,812,811
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.8%) * (cost $11,287,038)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $11,285,000   Interest in $509,463,000 joint repurchase
                           agreement dated December 31, 1997,
                           year with SBC Warburg due
                           January 2, 1998 with with respect
                           to various U.S. Treasury obligations -
                           maturity value of $11,289,075 for an
                           effective yield of 6.5%                                     $11,287,038
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $194,402,476) ***                                    $202,099,849
----------------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell at December 31, 1997

----------------------------------------------------------------------------------------------------

                                      Market         Aggregate       Delivery           Unrealized
                                       Value        Face Value           Date         Appreciation
 ....................................................................................................

French Francs                     $2,095,921        $2,022,180         2/5/98             $(73,741)
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT U.S. Government and High Quality Bond Fund

Portfolio of investments owned
December 31, 1997
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (41.5%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
U.S. Government Agency Mortgage Obligations (27.6%)
 ....................................................................................................
                           Federal Home Loan Mortgage Corp.
 ....................................................................................................
              $5,645,895     8 1/2s, with due dates from
                             June 1, 2027 to August 1, 2027                             $5,892,905
 ....................................................................................................
              11,043,449     7s, with due dates from April 1, 2011
                             to December 1, 2012                                        11,215,953
 ....................................................................................................
               9,862,374     5 1/2s, with due dates from
                             March 1, 2011 to April 1, 2011                              9,529,519
 ....................................................................................................
                           Federal National Mortgage Association
                           Pass-Through Certificates
 ....................................................................................................
              23,528,993     7s, with due dates from July 1, 2023
                             to May 1, 2027                                             23,697,955
 ....................................................................................................
               9,220,000     5.94s, December 12, 2005                                    9,159,517
 ....................................................................................................
                           Government National Mortgage Association
 ....................................................................................................
               1,945,000     7s, TBA, January 15, 2028                                   1,988,451
 ....................................................................................................
               5,661,000     6s, TBA, January 16, 2028                                   5,710,534
 ....................................................................................................
               5,795,000     5 1/2s, TBA, March 15, 2028                                 5,804,040
 ....................................................................................................
               9,385,000     5 1/2s, TBA, February 16, 2028                              9,355,672
 ....................................................................................................
                  58,000     5 1/2s, TBA, December 16, 2027                                 58,090
 ....................................................................................................
                           Government National Mortgage
                           Association Adjustable Rate Mortgage
 ....................................................................................................
               3,295,339     7 3/8s, May 20, 2024                                        3,382,357
 ....................................................................................................
               2,821,373     7 3/8s, April 20, 2023                                      2,903,811
 ....................................................................................................
               7,390,403     7s, September 20, 2024                                      7,583,246
 ....................................................................................................
              11,410,934     7s, with due dates from July 20, 2023
                             to August 20, 2023                                         11,699,553
 ....................................................................................................
              12,715,112     5 1/2s, with due dates from
                             October 20, 2027 to
                             November 20, 2027                                          12,603,533
 ....................................................................................................
                           Government National Mortgage
                           Association Pass-Through Certificates
 ....................................................................................................
               2,906,519     8 1/2s, with due dates from
                             June 15, 2026 to October 15, 2027                           3,053,327
 ....................................................................................................
              55,407,330     7 1/2s, with due dates from
                             January 15, 2023 to October 15, 2027                       56,885,689
 ....................................................................................................
              37,530,140     7s, with due dates from
                             September 20, 2024 to
                             November 15, 2027                                          37,839,432
----------------------------------------------------------------------------------------------------
                                                                                       218,363,584
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (13.9%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
                 485,000     6 5/8s, February 15, 2027                                     526,526
 ....................................................................................................
               3,560,000     6 3/8s, August 15, 2027                                     3,754,696
 ....................................................................................................
               1,405,000     6 1/8s, November 15, 2027                                   1,443,862
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
              $9,690,000     7s, July 15, 2006                                          10,459,095
 ....................................................................................................
              45,235,000     6 3/8s, April 30, 1999 #                                   45,644,829
 ....................................................................................................
              12,363,000     6 1/8s, August 15, 2007                                    12,704,961
 ....................................................................................................
                 370,000     6s, June 30, 1999                                             371,850
 ....................................................................................................
               5,560,000     5 7/8s, September 30, 2002                                  5,590,413
 ....................................................................................................
              19,665,000     5 7/8s, July 31, 1999                                      19,720,259
 ....................................................................................................
               7,000,000     5 3/4s, November 30, 2002                                   7,005,460
 ....................................................................................................
               2,655,000     5 5/8s, October 31, 1999                                    2,652,504
----------------------------------------------------------------------------------------------------
                                                                                       109,874,455
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and Agency
                           Obligations (cost $324,362,533)                            $328,238,039
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (35.0%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Airlines (0.2%)
 ....................................................................................................
              $1,670,000   Continental Airlines Ser. 97CI, 7.42s,
                           2007                                                         $1,732,057
----------------------------------------------------------------------------------------------------
Automotive (0.3%)
 ....................................................................................................
               2,150,000   Chrysler Corp. deb. Ser. B, 7.45s, 2097                       2,272,959
----------------------------------------------------------------------------------------------------
Banks (5.8%)
 ....................................................................................................
               8,500,000   Abbey National First Capital PLC
                           sub. notes 8.2s, 2004 (United Kingdom)                        9,298,405
 ....................................................................................................
               2,585,000   Abbey National First Capital PLC
                           sub. notes 7.35s, 2049 (United Kingdom)                       2,706,340
 ....................................................................................................
               3,055,000   Firstar Bank Milwaukee sr. bank notes
                           6 1/4s, 2002                                                  3,052,613
 ....................................................................................................
               3,790,000   Firstar Capital Trust I company guaranty
                           Ser. B, 8.32s, 2026                                           4,095,019
 ....................................................................................................
               4,200,000   Merita Bank Ltd. sub. notes 6 1/2s,
                           2006 (Finland)                                                4,137,294
 ....................................................................................................
               4,500,000   Peoples Bank- Bridgeport sub. notes
                           7.2s, 2006                                                    4,605,210
 ....................................................................................................
               7,000,000   Scotland International Finance 144A
                           sub. notes 8.85s, 2006 (Netherlands)                          8,042,510
 ....................................................................................................
                 965,000   Societe Generale 144A notes
                           7.85s, 2049 (France)                                          1,007,219
 ....................................................................................................
               3,410,000   Sparbanken Sverige AB (Swedbank)
                           144A sub. 7 1/2s, 2006 (Sweden)                               3,497,739
 ....................................................................................................
               3,060,000   St. Paul Bancorp sr. notes 7 1/8s, 2004                       3,114,652
 ....................................................................................................
               2,145,000   State Development Bank of China notes
                           7 3/8s, 2007 (China)                                          2,067,029
----------------------------------------------------------------------------------------------------
                                                                                        45,624,030
----------------------------------------------------------------------------------------------------
Broadcasting (0.7%)
 ....................................................................................................
               5,000,000   Paramount Communications Inc.
                           sr. notes 7 1/2s, 2002                                        5,122,600
 ....................................................................................................
                 600,000   Viacom International, Inc. sub. deb.
                           Ser. A, 7s, 2003                                                580,398
----------------------------------------------------------------------------------------------------
                                                                                         5,702,998
----------------------------------------------------------------------------------------------------
Chemicals (0.2%)
 ....................................................................................................
               1,645,000   Sociedad Quimica Y Minera de Chile
                           S.A. 144A bonds 7.7s, 2006 (Chile)                            1,684,069
----------------------------------------------------------------------------------------------------
Conglomerates (2.0%)
 ....................................................................................................
               3,000,000   Allied Signal Inc. notes 9.2s, 2003                           3,369,330
 ....................................................................................................
               9,760,000   Canadian Pacific Ltd. deb. 9.45s, 2021
                           (Canada)                                                     12,478,355
----------------------------------------------------------------------------------------------------
                                                                                        15,847,685
----------------------------------------------------------------------------------------------------
Electric Utilities (0.9%)
 ....................................................................................................
               1,450,000   Illinova Corp. sr. notes 7 1/8s, 2004                         1,486,656
 ....................................................................................................
                 955,226   Northeast Utilities System notes Ser. A,
                           8.58s, 2006                                                     950,708
 ....................................................................................................
               4,570,000   Texas Utilities Electric Capital Trust V
                           company guaranty 8.175s, 2037                                 4,792,102
----------------------------------------------------------------------------------------------------
                                                                                         7,229,466
----------------------------------------------------------------------------------------------------
Energy-Related (0.6%)
 ....................................................................................................
               4,985,000   CalEnergy, Inc. sr. notes 7.63s, 2007                         5,030,962
----------------------------------------------------------------------------------------------------
Entertainment (0.5%)
 ....................................................................................................
               2,140,000   Time Warner Entertainment Co. notes
                           8 7/8s, 2012                                                  2,510,049
 ....................................................................................................
               1,460,000   Time Warner Entertainment sr. notes
                           8 3/8s, 2033                                                  1,671,350
----------------------------------------------------------------------------------------------------
                                                                                         4,181,399
----------------------------------------------------------------------------------------------------
Finance (0.8%)
 ....................................................................................................
               1,615,000   American General Institute 144A
                           company guaranty 8 1/8s, 2046                                 1,797,140
 ....................................................................................................
               4,000,000   International Lease Finance Corp.
                           notes 6 1/2s, 1999                                            4,020,160
----------------------------------------------------------------------------------------------------
                                                                                         5,817,300
----------------------------------------------------------------------------------------------------
Financial Services (5.8%)
 ....................................................................................................
               1,595,000   Allstate Financing II company guaranty
                           7.83s, 2045                                                   1,657,365
 ....................................................................................................
               1,890,000   First Financial Caribbean Corp. sr. notes
                           7.84s, 2006                                                   1,986,863
 ....................................................................................................
               6,730,000   Ford Motor Credit Corp. notes 8.2s, 2002                      7,187,775
 ....................................................................................................
               3,485,000   Markel Capital Trust I 8.71s, 2046                            3,752,334
 ....................................................................................................
               5,570,000   Money Store, Inc. notes 8.05s, 2002                           5,626,814
 ....................................................................................................
               1,470,000   Orange Cogen Funding 144A company
                           guaranty 8.175s, 2022                                         1,589,070
 ....................................................................................................
               7,711,407   Railcar Leasing L.L.C. Ser. 1, Class A1,
                           6 3/4s, 2006                                                  7,884,914
 ....................................................................................................
               3,090,000   Southern Investments Service Co.
                           sr. notes 6.8s, 2006 (United Kingdom)                         3,115,647
 ....................................................................................................
               2,070,000   State Street Institution 144A company
                           guaranty 7.94s, 2026                                          2,198,464
 ....................................................................................................
               6,005,000   Tig Capital Trust I 144A bonds
                           8.597s, 2027                                                  6,468,046
 ....................................................................................................
               3,855,000   Trenwick Capital Trust I company
                           guaranty 8.82s, 2037                                          4,077,434
----------------------------------------------------------------------------------------------------
                                                                                        45,544,726
----------------------------------------------------------------------------------------------------
Health Care (0.4%)
 ....................................................................................................
               3,430,000   Tenet Healthcare Corp. sr. notes 8s, 2005                     3,490,025
----------------------------------------------------------------------------------------------------
Insurance (3.8%)
 ....................................................................................................
               2,420,000   AFC Capital Trust company guaranty
                           Ser. B, 8.207s, 2027                                          2,665,388
 ....................................................................................................
               8,000,000   AMBAC Indemnity Corp. deb.
                           9 3/8s, 2011                                                  9,892,480
 ....................................................................................................
               3,030,000   Conseco Inc. sr. notes 10 1/2s, 2004                          3,645,938
 ....................................................................................................
               6,305,000   Executive Risk Capital Trust company
                           guaranty Ser. B, 8.675s, 2027                                 6,837,899
 ....................................................................................................
               2,000,000   Fletcher Challenge Finance USA Ltd.
                           gtd. notes 9s, 1999 (New Zealand)                             2,089,100
 ....................................................................................................
               4,655,000   Phoenix Home Life Mutual Insurance Co.
                           144A notes 6.95s, 2006                                        4,733,670
----------------------------------------------------------------------------------------------------
                                                                                        29,864,475
----------------------------------------------------------------------------------------------------
Oil and Gas (2.6%)
 ....................................................................................................
               2,000,000   Imperial Oil Ltd. deb. 8 3/4s, 2019
                           (Canada)                                                      2,138,460
 ....................................................................................................
              10,000,000   Norsk Hydro AS deb. 7.15s, 2025
                           (Norway)                                                     10,311,300
 ....................................................................................................
               1,910,000   Petro Geo-Services AS ADR notes
                           7 1/2s, 2007 (Norway)                                         2,021,258
 ....................................................................................................
               5,000,000   Trans-Canada PipeLines Ltd. deb. 8 5/8s,
                           2012 (Canada)                                                 5,856,000
----------------------------------------------------------------------------------------------------
                                                                                        20,327,018
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (0.2%)
 ....................................................................................................
               1,265,000   OMEGA Healthcare Investors, Inc.
                           notes 6.95s, 2007                                             1,256,778
----------------------------------------------------------------------------------------------------
Railroads (1.4%)
 ....................................................................................................
               3,510,000   CSX Corp. deb. 7.95s, 2027                                    3,967,564
 ....................................................................................................
               3,780,000   Norfolk Southern Corp. bonds 7.8s, 2027                       4,248,871
 ....................................................................................................
               2,530,000   Norfolk Southern Corp. bonds 7.05s, 2037                      2,674,058
----------------------------------------------------------------------------------------------------
                                                                                        10,890,493
----------------------------------------------------------------------------------------------------
Telephone Services (1.2%)
 ....................................................................................................
               3,850,000   US West Capital Funding, Inc. company
                           guaranty 6.95s, 2037                                          3,965,770
 ....................................................................................................
               5,270,000   WorldCom, Inc. notes 7 3/4s, 2007                             5,659,400
----------------------------------------------------------------------------------------------------
                                                                                         9,625,170
----------------------------------------------------------------------------------------------------
Telephone Utilities (0.8%)
 ....................................................................................................
               6,993,000   Telekom Malaysia Berhad (New) 144A
                           deb. 7 7/8s, 2025 (Malaysia)                                  6,115,518
----------------------------------------------------------------------------------------------------
Tobacco (0.9%)
 ....................................................................................................
                 975,000   Philip Morris Companies, Inc. deb.
                           7 3/4s, 2027                                                  1,052,942
 ....................................................................................................
                 840,000   Philip Morris Companies, Inc. notes
                           7 1/2s, 2004                                                    879,707
 ....................................................................................................
               1,750,000   Philip Morris Companies, Inc. notes
                           7 1/8s, 2004                                                  1,797,810
 ....................................................................................................
               4,395,000   Sampoerna International Finance Co.
                           144A company guaranty 8 3/8s, 2006
                           (Indonesia)                                                   3,236,566
----------------------------------------------------------------------------------------------------
                                                                                         6,967,025
----------------------------------------------------------------------------------------------------
Utilities (5.9%)
 ....................................................................................................
               3,610,000   Arizona Public Service Co. sr. notes
                           6 3/4s, 2006                                                  3,671,226
 ....................................................................................................
               1,415,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                       1,454,818
 ....................................................................................................
               3,550,000   Connecticut Light & Power Co. 1st mtge.
                           Ser. A, 7 7/8s, 2001                                          3,591,003
 ....................................................................................................
               1,095,000   Edison Mission Energy 144A company
                           guaranty 7.33s, 2008                                          1,143,596
 ....................................................................................................
               6,270,000   Enersis S.A. ADR notes 7.4s, 2016 (Chile)                     6,221,470
 ....................................................................................................
               2,835,000   Enersis S.A. ADR notes 6.6s, 2026 (Chile)                     2,785,869
 ....................................................................................................
               3,550,000   Israel Electric Corp., Ltd. 144A sr. notes
                           7 1/4s, 2006 (Israel)                                         3,621,355
 ....................................................................................................
               3,000,000   Monongahela Power Co. 1st mtge.
                           8 5/8s, 2021                                                  3,177,090
 ....................................................................................................
               7,750,000   Ohio Edison Co. med. term notes
                           7 3/8s, 2023                                                  7,947,005
 ....................................................................................................
               3,000,000   Pacificorp secd. med. term notes
                           8.95s, 2011                                                   3,659,460
 ....................................................................................................
               4,000,000   Southwestern Public Service Co.
                           1st mtge. 8.2s, 2022                                          4,274,480
 ....................................................................................................
               5,000,000   West Penn. Power Co. 1st mtge.
                           7 7/8s, 2022                                                  5,251,400
----------------------------------------------------------------------------------------------------
                                                                                        46,798,772
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $264,705,881)                                        $276,002,925
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (7.9%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
FRF           71,940,000   France (Government of) deb.
                           6 3/4s, 2003                                                $13,031,138
 ....................................................................................................
FRF          148,000,000   France (Government of) bonds
                           5 1/2s, 2007                                                 24,867,342
 ....................................................................................................
DEM           14,635,000   Germany (Federal Republic of) bonds
                           Ser. 97, 6 1/2s, 2027                                         8,725,651
 ....................................................................................................
NZD           11,914,000   New Zealand (Government of) bonds
                           8s, 2004                                                      7,179,615
 ....................................................................................................
USD            8,115,000   Quebec (Province of) deb. Ser. NN,
                           7 1/8s, 2024                                                  8,357,720
----------------------------------------------------------------------------------------------------
                           Total Foreign Government Bonds and
                           Notes (cost $62,354,676)                                    $62,161,466
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (9.1%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $3,224,477   Chase Mortgage Finance Corp. 144A
                           Ser. 94-1, Class B2, 6.601s, 2025                            $3,171,071
 ....................................................................................................
               4,139,038     Ser. 94-1, Class B3, 6.601s, 2023                           4,070,486
 ....................................................................................................
               5,057,875     Ser. 94-1, Class B4, 6.601s, 2023                           4,974,104
 ....................................................................................................
                           Commercial Mortgage Acceptance Corp.
 ....................................................................................................
               5,715,000     Ser. 97-ML1, Class A3, 6.57s, 2007                          5,763,221
 ....................................................................................................
               2,000,000     Ser. 97-ML1, Class A2, 6.57s, 2007                          2,017,500
 ....................................................................................................
               3,465,000   Freddie Mac Ser. 25, Class B, 6 1/2s, 2008                    3,484,491
 ....................................................................................................
               3,750,000   First Union-Lehman Brothers commercial
                           Mortgage Ser. 97-C2, Class A3, 6.65s,
                           2008                                                          3,783,984
 ....................................................................................................
                 345,992   Morgan Stanley Mortgage Trust Ser. W,
                           Class 5, 9.05s, 2018                                            359,508
 ....................................................................................................
               2,717,993   Paine Webber Mortgage Acceptance
                           Corp. Ser. 94-3, Class M1, 6 1/2s, 2024                       2,644,097
 ....................................................................................................
                           Prudential Home Mortgage
                           Securities Co. 144A
 ....................................................................................................
               6,078,314     Ser. 95-C, Class 2B, 7.84s, 2001                            6,038,425
 ....................................................................................................
               4,799,821     Ser. 94-2B, Class B1, 6.803s, 2001                          4,736,820
 ....................................................................................................
               9,000,000     Ser. 94-A, Class 1B3, 6.802s, 2024                          8,834,063
 ....................................................................................................
               3,200,000     Ser. 94-A, Class 3B3, 6.802s, 2024                          3,130,000
 ....................................................................................................
               4,940,324     Ser. 93-31, Class B1, 6s, 2000                              4,815,273
 ....................................................................................................
              14,054,170   Securitized Asset Sales, Inc. Ser. 93-J,
                            Class 1B1, 6.807s, 2023                                     13,834,573
 ....................................................................................................
                 418,424   Travelers Mortgage Securities Corp.
                           coll. oblig. Ser. 1, Class Z2, 12s, 2014                        479,553
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage Obligations
                           (cost $65,186,446)                                          $72,137,169
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (4.5%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $25,000,000   American Express Credit Account
                           Master Trust Ser. 96-1, Class A,
                           6.8s, 2003                                                  $25,585,750
 ....................................................................................................
              10,000,000   Green Tree Financial Corp. Ser. 93-3,
                           Class A5, 5 3/4s, 2018                                        9,890,600
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $33,990,626)                                          $35,476,350
----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (0.5%) *(cost $3,520,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Rating**                  Value
 ....................................................................................................
              $3,520,000   NJ Econ. Dev. Auth. Rev.
                           Bonds, MBIA Ser. A, 7.425s,
                           2/15/29                                        Aaa           $3,856,406
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.7%) *(cost $13,219,386)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $13,217,000   Interest in $575,000,000 joint repurchase
                           agreement dated December 31, 1997
                           with Goldman Sachs Co. due
                           January 2, 1998 with respect to various
                           U.S. Treasury obligations - maturity
                           value of $13,221,773 for an effective
                           yield of 6.50%                                              $13,219,386
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $768,339,548) ***                                    $791,091,741
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at December 31, 1997
(aggregate face value $94,890,983)
----------------------------------------------------------------------------------------------------

                                      Market         Aggregate       Delivery           Unrealized
                                       Value        Face Value           Date       (Depreciation)
 ....................................................................................................
Deutschemarks                    $49,083,127       $49,498,793        3/18/98            $(415,666)
 ....................................................................................................
Italian Lira                      19,736,146        19,924,149        3/18/98             (188,003)
 ....................................................................................................
Japanese Yen                      21,202,910        21,405,284        3/18/98             (202,374)
 ....................................................................................................
Swiss Franc                        3,956,847         4,062,757        3/18/98             (105,910)
----------------------------------------------------------------------------------------------------
                                                                                         $(911,953)
----------------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell at December 31, 1997
(aggregate face value $152,223,824)
----------------------------------------------------------------------------------------------------

                                      Market         Aggregate       Delivery           Unrealized
                                       Value        Face Value           Date         Appreciation
 ....................................................................................................
Deutschemarks                    $56,678,207       $57,479,719        3/18/98             $801,512
 ....................................................................................................
French Franc                      38,215,808        38,782,611        3/18/98              566,803
 ....................................................................................................
Italian Lira                      20,020,311        20,209,397        3/18/98              189,086
 ....................................................................................................
Japanese Yen                      23,634,629        23,884,871        3/18/98              250,242
 ....................................................................................................
New Zealand Dollar                 7,568,883         7,934,411        3/18/98              365,528
 ....................................................................................................
Swiss Franc                        3,837,131         3,932,815        3/18/98               95,684
----------------------------------------------------------------------------------------------------
                                                                                        $2,268,855
----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1997
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                                     Aggregate     Expiration        Appreciation/
                                 Total Value        Face Value           Date       (Depreciation)
 ....................................................................................................
U.S. Treasury Note
10 Yr (Long)                     $29,609,250       $29,418,892         Mar-98             $190,358
 ....................................................................................................
U.S. Treasury Bond
20 Yr (Long)                      31,080,938        30,677,813         Mar-98              403,125
 ....................................................................................................
U.S. Treasury Note
5 Yr (Short)                      82,772,250        82,472,063         Mar-98             (300,187)
----------------------------------------------------------------------------------------------------
                                                                                          $293,296
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Utilities Growth and Income Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (84.0%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Banks (0.3%)
 ....................................................................................................
                  25,900   Bankers Trust New York Corp. (CUS)                           $2,912,131
----------------------------------------------------------------------------------------------------
Building and Construction (0.7%)
 ....................................................................................................
                  50,000   Centrais Electricas Bras S. A. (Brazil)                       2,486,559
 ....................................................................................................
                 232,200   Willbros Group, Inc. (NON)                                    3,483,000
----------------------------------------------------------------------------------------------------
                                                                                         5,969,559
----------------------------------------------------------------------------------------------------
Cellular Communications (0.4%)
 ....................................................................................................
                 170,000   PT Indosat ADR (Indonesia)                                    3,283,125
----------------------------------------------------------------------------------------------------
Chemicals (0.1%)
 ....................................................................................................
                  17,800   Crompton & Knowles Corp.                                        471,700
 ....................................................................................................
                  13,050   Hanna (M.A.) Co.                                                329,513
----------------------------------------------------------------------------------------------------
                                                                                           801,213
----------------------------------------------------------------------------------------------------
Conglomerates (0.3%)
 ....................................................................................................
                  25,000   Ogden Corp.                                                     704,688
 ....................................................................................................
                 281,833   Telecom Italia SPA (Italy)                                    1,800,732
----------------------------------------------------------------------------------------------------
                                                                                         2,505,420
----------------------------------------------------------------------------------------------------
Electric Utilities (29.4%)
 ....................................................................................................
                 160,000   Allegheny Energy, Inc.                                        5,200,000
 ....................................................................................................
                 149,500   Carolina Power & Light Co.                                    6,344,406
 ....................................................................................................
                 125,000   Central & SouthWest Corp.                                     3,382,813
 ....................................................................................................
                  12,750   Chilectra S.A. 144A ADR (Chile)                                 337,875
 ....................................................................................................
                  42,900   CILCORP, Inc.                                                 2,096,738
 ....................................................................................................
                 212,800   CiNergy Corp.                                                 8,152,900
 ....................................................................................................
                  93,900   CMS Energy Corp. Class G                                      2,547,038
 ....................................................................................................
                  50,000   Companhia Energetica de Minas
                           Gerais ADR (Brazil)                                           2,175,000
 ....................................................................................................
                 161,500   Companhia Paranaense de Energia-Copel
                           ADR (Brazil)                                                  2,240,813
 ....................................................................................................
                 150,700   Consolidated Edison Co. of New York, Inc.                     6,178,700
 ....................................................................................................
                 147,800   Delmarva Power & Light Co.                                    3,408,638
 ....................................................................................................
                  90,000   Dominion Resources, Inc.                                      3,830,625
 ....................................................................................................
                  54,200   DPL, Inc.                                                     1,558,250
 ....................................................................................................
                 613,202   Duke Power Co.                                               33,956,061
 ....................................................................................................
                  50,000   Edison International                                          1,359,375
 ....................................................................................................
                  30,000   EDP-Electricidade de Portugal, S.A.
                           ADR (Portugal) (NON)                                          1,162,500
 ....................................................................................................
                  52,800   Enova Corp.                                                   1,428,900
 ....................................................................................................
                 136,200   Florida Progress Corp.                                        5,345,850
 ....................................................................................................
                 124,900   FPL Group, Inc.                                               7,392,519
 ....................................................................................................
                 126,700   GPU, Inc.                                                     5,337,238
 ....................................................................................................
                  50,000   Hawaiian Electric Industries, Inc.                            2,043,750
 ....................................................................................................
                  90,400   Korea Electric Power Corp.
                           (South Korea)                                                   837,333
 ....................................................................................................
                   5,000   Light Participacoes, S.A. (Brazil) (NON)                      1,500,896
 ....................................................................................................
                 100,000   Manila Electric Co. Class B                                     335,000
 ....................................................................................................
                  51,700   MidAmerican Energy Holdings Co.                               1,137,400
 ....................................................................................................
                 103,500   National Grid Group PLC
                           (United Kingdom) (NON)                                          493,241
 ....................................................................................................
                 247,900   New Century Energies, Inc.                                   11,883,706
 ....................................................................................................
                 131,900   New England Electric Systems Inc.                             5,638,725
 ....................................................................................................
                 161,500   New York State Electric & Gas Corp.                           5,733,250
 ....................................................................................................
                 184,400   NIPSCO Industries, Inc.                                       9,116,275
 ....................................................................................................
                 573,500   Northeast Utilities Co.                                       6,774,469
 ....................................................................................................
                 103,200   OGE Energy Corp.                                              5,643,750
 ....................................................................................................
                  50,000   PacifiCorp                                                    1,365,625
 ....................................................................................................
                  78,400   Pinnacle West Capital Corp.                                   3,322,200
 ....................................................................................................
                 218,000   Potomac Electric Power Co.                                    5,627,125
 ....................................................................................................
                 140,080   Puget Sound Energy, Inc.                                      4,228,665
 ....................................................................................................
                 195,500   Scana Corp.                                                   5,852,781
 ....................................................................................................
                 289,698   Scottish Power PLC (United Kingdom)                           2,570,091
 ....................................................................................................
                 287,800   Sierra Pacific Resources                                     10,792,500
 ....................................................................................................
                 130,000   Teco Energy, Inc.                                             3,656,250
 ....................................................................................................
                 215,000   Texas Utilities Co.                                           8,935,938
 ....................................................................................................
                 270,700   TNP Enterprises, Inc.                                         9,000,775
 ....................................................................................................
                  50,000   Tucson Electric Co. (NON)                                       906,250
 ....................................................................................................
                  75,000   Union Electric Co.                                            3,243,750
 ....................................................................................................
                 175,000   Union Electrica Fenosa S.A. (Spain)                           1,677,391
 ....................................................................................................
                 100,200   United Illuminating Co.                                       4,602,938
 ....................................................................................................
                  81,500   Utilicorp United, Inc.                                        3,163,219
 ....................................................................................................
                  10,000   Viag AG (Germany)                                             5,389,322
 ....................................................................................................
                  76,000   Washington Water Power Co.                                    1,847,750
 ....................................................................................................
                 370,100   Wisconsin Energy Corp.                                       10,640,375
----------------------------------------------------------------------------------------------------
                                                                                       241,396,979
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (0.5%)
 ....................................................................................................
                   6,600   Pittway Corp. Class A                                           459,525
 ....................................................................................................
                 146,685   Vishay Intertechnology, Inc.                                  3,465,433
----------------------------------------------------------------------------------------------------
                                                                                         3,924,958
----------------------------------------------------------------------------------------------------
Food and Beverages (0.1%)
 ....................................................................................................
                  30,000   Whitman Corp.                                                   781,875
----------------------------------------------------------------------------------------------------
Gas Pipelines (4.7%)
 ....................................................................................................
                 163,200   Coastal Corp.                                                10,108,200
 ....................................................................................................
                 141,500   El Paso Natural Gas Co.                                       9,409,750
 ....................................................................................................
                 285,000   Enron Corp.                                                  11,845,313
 ....................................................................................................
                 120,000   Sonat, Inc.                                                   5,490,000
 ....................................................................................................
                 155,200   Transportadora de Gas del S.A. ADR
                           (Argentina)                                                   1,736,300
----------------------------------------------------------------------------------------------------
                                                                                        38,589,563
----------------------------------------------------------------------------------------------------
Gas Utilities (18.8%)
 ....................................................................................................
                 211,700   AGL Resources, Inc.                                           4,326,619
 ....................................................................................................
                 249,100   Atmos Energy Corp.                                            7,535,275
 ....................................................................................................
                 124,200   Bay State Gas Co.                                             4,610,925
 ....................................................................................................
                 116,100   Cascade Natural Gas Corp.                                     2,176,875
 ....................................................................................................
                  60,000   Central Hudson Gas & Electric                                 2,632,500
 ....................................................................................................
                 127,800   Columbia Gas System, Inc.                                    10,040,288
 ....................................................................................................
                  82,600   Connecticut Energy Corp.                                      2,488,325
 ....................................................................................................
                 220,000   Eastern Enterprises                                           9,900,000
 ....................................................................................................
                 162,500   Energen Corp.                                                 6,459,375
 ....................................................................................................
                  60,200   Equitable Resources, Inc.                                     2,129,575
 ....................................................................................................
                  37,900   Indiana Energy, Inc.                                          1,248,331
 ....................................................................................................
                 184,600   K N Energy, Inc.                                              9,968,400
 ....................................................................................................
                  73,000   Laclede Gas Co.                                               2,048,563
 ....................................................................................................
                 180,000   MCN Corp.                                                     7,267,500
 ....................................................................................................
                 184,800   National Fuel Gas Co.                                         8,997,450
 ....................................................................................................
                  37,800   New Jersey Resources Corp.                                    1,514,363
 ....................................................................................................
                 168,400   NICOR Inc.                                                    7,104,375
 ....................................................................................................
                  36,100   North Carolina Natural Gas Corp.                              1,254,475
 ....................................................................................................
                 249,200   Northwest Natural Gas Co.                                     7,725,200
 ....................................................................................................
                 127,000   NUI Corp.                                                     3,643,313
 ....................................................................................................
                 173,000   ONEOK, Inc.                                                   6,984,875
 ....................................................................................................
                 358,300   Pacific Enterprises                                          13,481,038
 ....................................................................................................
                 120,000   Peoples Energy Corp.                                          4,725,000
 ....................................................................................................
                 102,800   Piedmont Natural Gas Co., Inc.                                3,694,375
 ....................................................................................................
                  35,000   Providence Energy Corp.                                         763,438
 ....................................................................................................
                 108,700   Public Service Co. of North Carolina, Inc.                    2,486,513
 ....................................................................................................
                  65,000   Questar Corp.                                                 2,900,625
 ....................................................................................................
                  41,200   South Jersey Industries, Inc.                                 1,248,875
 ....................................................................................................
                 108,700   Southwest Gas Corp.                                           2,031,331
 ....................................................................................................
                 103,500   Washington Gas Light Co.                                      3,202,031
 ....................................................................................................
                 140,000   Westcoast Energy, Inc.                                        3,220,000
 ....................................................................................................
                  79,500   WICOR, Inc.                                                   3,691,781
 ....................................................................................................
                 105,500   Yankee Energy System, Inc.                                    2,815,531
----------------------------------------------------------------------------------------------------
                                                                                       154,317,140
----------------------------------------------------------------------------------------------------
Household Products (-%)
 ....................................................................................................
                  14,300   First Brands Corp.                                              385,206
----------------------------------------------------------------------------------------------------
Metals and Mining (0.3%)
 ....................................................................................................
                  50,000   RWE AG (Germany)                                              2,683,537
----------------------------------------------------------------------------------------------------
Oil and Gas (1.7%)
 ....................................................................................................
                 212,000   KeySpan Energy Corp.                                          7,804,250
 ....................................................................................................
                  15,000   Mitchell Energy & Development Corp.
                           Class B                                                         436,875
 ....................................................................................................
                 335,000   NGC Corp.                                                     5,862,500
----------------------------------------------------------------------------------------------------
                                                                                        14,103,625
----------------------------------------------------------------------------------------------------
Pharmaceuticals (1.0%)
 ....................................................................................................
                   9,654   Block Drug, Inc. Class A                                        417,536
 ....................................................................................................
                 215,500   Pharmacia & Upjohn, Inc.                                      7,892,688
----------------------------------------------------------------------------------------------------
                                                                                         8,310,224
----------------------------------------------------------------------------------------------------
Photography (0.1%)
 ....................................................................................................
                  14,500   Polaroid Corp.                                                  705,969
----------------------------------------------------------------------------------------------------
Real Estate (2.2%)
 ....................................................................................................
                  72,300   Avalon Properties, Inc. (R)                                   2,236,781
 ....................................................................................................
                 178,033   Equity Office Properties Trust (R)                            5,619,167
 ....................................................................................................
                  89,500   Equity Residential Properties Trust (R)                       4,525,344
 ....................................................................................................
                  42,100   LTC Properties, Inc. (R)                                        873,575
 ....................................................................................................
                  37,400   Macerich Co.                                                  1,065,900
 ....................................................................................................
                 136,700   Nationwide Health Properties, Inc.                            3,485,850
----------------------------------------------------------------------------------------------------
                                                                                        17,806,617
----------------------------------------------------------------------------------------------------
Retail (1.6%)
 ....................................................................................................
                  30,300   Family Dollar Stores, Inc.                                      888,169
 ....................................................................................................
                 891,600   K mart Corp. (NON)                                           10,309,125
 ....................................................................................................
                  50,000   Toys R Us, (NON)                                              1,571,875
----------------------------------------------------------------------------------------------------
                                                                                        12,769,169
----------------------------------------------------------------------------------------------------
Telephone Services (1.5%)
 ....................................................................................................
                 275,000   Cincinnati Bell, Inc.                                         8,525,000
 ....................................................................................................
                  34,750   France Telecom S.A. ADR (France)                              1,256,792
 ....................................................................................................
                  50,000   Philippine Long Distance Telephone Co.
                           ADR (Philippines)                                             1,125,000
 ....................................................................................................
                 110,000   PT Telekomunikasi Indonesia ADR
                           (Indonesia) (NON)                                             1,216,875
----------------------------------------------------------------------------------------------------
                                                                                        12,123,667
----------------------------------------------------------------------------------------------------
Telephone Utilities (19.4%)
 ....................................................................................................
                 607,800   American Telephone & Telegraph Co.                           37,227,750
 ....................................................................................................
                 175,700   Ameritech Corp.                                              14,143,850
 ....................................................................................................
                 171,878   Bell Atlantic Corp.                                          15,640,898
 ....................................................................................................
                 304,100   BellSouth Corp.                                              17,124,631
 ....................................................................................................
                  51,700   Cable & Wireless PLC ADR
                           (United Kingdom)                                              1,405,594
 ....................................................................................................
                 122,700   Deutsche Telekom AG ADR (Germany) (NON)                       2,285,288
 ....................................................................................................
                 109,900   GTE Corp.                                                     5,742,275
 ....................................................................................................
                  58,630   Portugal Telecom S.A. ADR (Portugal)                          2,755,610
 ....................................................................................................
                     455   Royal PTT Nederland N.V. ADR
                           (Netherlands)                                                    18,883
 ....................................................................................................
                 410,000   SBC Communications, Inc.                                     30,032,500
 ....................................................................................................
                 289,100   Sprint Corp.                                                 16,948,488
 ....................................................................................................
                  25,000   Telebras Co. ADR (Brazil)                                     2,910,938
 ....................................................................................................
                  50,000   Telecom Argentina S.A. ADR (Argentina) (NON)                  1,787,500
 ....................................................................................................
                  10,300   Telefonica de Argentina S.A. ADR
                           (Argentina)                                                     383,675
 ....................................................................................................
                 160,500   Telefonica del Peru S.A. ADR (Peru)                           3,741,656
 ....................................................................................................
                 155,200   US West Communicatioins, Inc.                                 7,003,400
----------------------------------------------------------------------------------------------------
                                                                                       159,152,936
----------------------------------------------------------------------------------------------------
Textiles (-%)
 ....................................................................................................
                   6,800   Springs Industries, Inc. Class A                                353,600
----------------------------------------------------------------------------------------------------
Tobacco (0.2%)
 ....................................................................................................
                  32,000   Dimon Inc.                                                      840,000
 ....................................................................................................
                  12,400   Universal Corp.                                                 509,950
----------------------------------------------------------------------------------------------------
                                                                                         1,349,950
----------------------------------------------------------------------------------------------------
Water Utilities (0.6%)
 ....................................................................................................
                  52,800   American Water Works, Inc.                                    1,442,100
 ....................................................................................................
                 500,000   Yorkshire Water PLC (United Kingdom)                          3,998,825
----------------------------------------------------------------------------------------------------
                                                                                         5,440,925
----------------------------------------------------------------------------------------------------
Wireless Communications (0.1%)
 ....................................................................................................
                  60,000   360 Communications Co. (NON)                                  1,211,238
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $506,027,442)                                        $690,878,626
----------------------------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES (11.5%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Electric Utilities (8.4%)
 ....................................................................................................
              $1,000,000   Australian Gas Light Co. Ltd. 144A
                           sr. notes 6 3/8s, 2003 (Australia)                             $999,090
 ....................................................................................................
               1,000,000   Allegheny Generating Co. deb.
                           6 7/8s, 2023                                                    964,790
 ....................................................................................................
                 738,000   Arkansas Electric Corp. bonds
                           7.33s, 2008                                                     773,180
 ....................................................................................................
               1,500,000   Chilgener S.A. notes 6 1/2s, 2006 (Chile)                     1,446,180
 ....................................................................................................
               1,000,000   Chugach Electric Co. 1st mtge. Ser. A,
                           9.14s, 2022                                                   1,193,620
 ....................................................................................................
               1,489,000   Citizens Utilities Co. bonds 7.68s, 2034                      1,688,094
 ....................................................................................................
               1,000,000   Cleveland Electric Co. med. term notes
                           8.33s, 1998                                                   1,015,670
 ....................................................................................................
               1,000,000   Commonwealth Edison Co. 1st mtge.
                           Ser. 83, 8s, 2008                                             1,108,200
 ....................................................................................................
               1,005,000   Connecticut Light & Power Co. 1st mtge.
                           Ser. A, 5 1/2s, 1999                                            990,799
 ....................................................................................................
               1,000,000   Connecticut Light & Power Co. 1st mtge.
                           Ser. D, 7 7/8s, 2024                                          1,024,130
 ....................................................................................................
               2,000,000   Consolidated Edison, Inc. deb. 6.45s, 2007                    2,005,120
 ....................................................................................................
               2,500,000   Consumers Energy Co. mtge. 8 3/4s, 1998                       2,506,825
 ....................................................................................................
               1,500,000   Duquesne Light Co. deb. 8.7s, 2016                            1,706,280
 ....................................................................................................
               1,000,000   Edison Mission Energy 144A company
                           guaranty 7.33s, 2008                                          1,044,380
 ....................................................................................................
               2,000,000   Empresa Nacional de Electricidad bonds
                           7 7/8s, 2027 (Chile)                                          2,045,840
 ....................................................................................................
               2,000,000   Hydro Quebec (Government of)
                           guaranty 8.4s, 2022 (Canada)                                  2,355,840
 ....................................................................................................
               1,000,000   Iberdrola S.A. notes 7 1/2s, 2002 (Spain)                     1,052,460
 ....................................................................................................
               1,469,099   Indiana-Michigan Power Co. deb.
                           9.82s, 2022                                                   1,868,282
 ....................................................................................................
               2,898,109   Indiana-Michigan Power Co. deb. Ser. E,
                           9.81s, 2022                                                   3,709,637
 ....................................................................................................
               2,000,000   Israel Electric Corp., Ltd. 144A sr. notes
                           7 1/4s, 2006 (Israel)                                         2,040,200
 ....................................................................................................
               2,000,000   Kansas City Power & Light Co.
                           med. term notes 5 3/4s, 1998                                  1,999,700
 ....................................................................................................
               1,000,000   Kansas Gas & Electric deb. 8.29s, 2016                        1,066,240
 ....................................................................................................
               1,000,000   Kentucky Utilities Co. 1st mtge. Ser. R,
                           7.55s, 2025                                                   1,055,960
 ....................................................................................................
               1,500,000   Midwest Power Systems mtge.
                           6 3/4s, 2000                                                  1,520,715
 ....................................................................................................
               1,500,000   Ohio Edison Co. 1st mtge. 8 1/4s, 2002                        1,599,240
 ....................................................................................................
               1,158,000   Otter Tail Power Co. 1st mtge.
                           7 1/4s, 2002                                                  1,207,366
 ....................................................................................................
               2,000,000   Pacific Gas & Electric Co. sr. notes
                           7.1s, 2005                                                    2,076,160
 ....................................................................................................
               1,000,000   Philadelphia Electric Co. 1st ref. mtge.
                           8 5/8s, 2022                                                  1,063,550
 ....................................................................................................
               2,000,000   Potomac Electric Power Co. 1st mtge.
                           8 1/2s, 2027                                                  2,128,500
 ....................................................................................................
               2,000,000   Public Service Co. of Colorado
                           coll. trust 6 3/8s, 2005                                      1,997,520
 ....................................................................................................
               2,000,000   Public Service Electric & Gas
                           mtge. notes 9 1/4s, 2021                                      2,534,440
 ....................................................................................................
               1,500,000   Sierra Pacific Power Co. med. term
                           notes Ser. C, 6.82s, 2006                                     1,542,915
 ....................................................................................................
               3,000,000   South Carolina Electric & Gas Co.
                           1st mtge. 7 5/8s, 2025                                        3,258,060
 ....................................................................................................
               1,500,000   Southern Investments Service Co.
                           sr. notes 6.8s, 2006 (United Kingdom)                         1,512,450
 ....................................................................................................
               1,000,000   Southwestern Public Service Co.
                           1st mtge. 8.2s, 2022                                          1,068,620
 ....................................................................................................
               3,000,000   System Energy Resources, Inc. deb.
                           7.38s, 2000                                                   3,024,030
 ....................................................................................................
               1,000,000   Texas Utilities Co. secd. lease fac. bonds
                           7.46s, 2015                                                   1,027,600
 ....................................................................................................
               1,600,000   Texas Utilities Electric Capital Trust V
                           company guaranty 8.175s, 2037                                 1,677,760
 ....................................................................................................
               2,000,000   Utilicorp United, Inc. sr. notes 8.2s, 2007                   2,194,480
 ....................................................................................................
               1,000,000   West Penn. Power Co. 1st mtge.
                           7 7/8s, 2022                                                  1,050,280
 ....................................................................................................
               2,000,000   Western Resources, Inc. sr. notes
                           6 7/8s, 2004                                                  2,029,880
----------------------------------------------------------------------------------------------------
                                                                                        68,174,083
----------------------------------------------------------------------------------------------------
Energy-Related (0.3%)
 ....................................................................................................
               1,000,000   CalEnergy, Inc. sr. notes 7.63s, 2007                         1,009,220
 ....................................................................................................
               1,575,000   Puget Sound Energy, Inc. med. term
                           sr. notes Ser. A, 7.02s, 2027                                 1,602,988
----------------------------------------------------------------------------------------------------
                                                                                         2,612,208
----------------------------------------------------------------------------------------------------
Gas Utilities (1.1%)
 ....................................................................................................
               1,500,000   Columbia Gas System, Inc. notes Ser. E,
                           7.32s, 2010                                                   1,553,910
 ....................................................................................................
               2,000,000   ONEOK Inc. deb. 9.7s, 2019                                    2,191,260
 ....................................................................................................
                 825,000   Salton Sea Funding Corp. company
                           guaranty Ser. E, 8.3s, 2011                                     895,150
 ....................................................................................................
               2,500,000   Southern Union Gas sr. notes 7.6s, 2024                       2,608,825
 ....................................................................................................
               1,500,000   Southwest Gas Corp. deb. 7 1/2s, 2006                         1,601,985
----------------------------------------------------------------------------------------------------
                                                                                         8,851,130
----------------------------------------------------------------------------------------------------
Oil and Gas (0.5%)
 ....................................................................................................
               2,100,000   Oklahoma Gas & Electric Co. sr. notes
                           6.65s, 2027                                                   2,191,161
 ....................................................................................................
               2,000,000   Transcontinental Gas Pipeline Corp.
                           deb. 7 1/4s, 2026                                             2,080,280
----------------------------------------------------------------------------------------------------
                                                                                         4,271,441
----------------------------------------------------------------------------------------------------
Telephone Services (0.4%)
 ....................................................................................................
               1,650,000   LCI International, Inc. sr. notes
                           7 1/4s, 2007                                                  1,709,895
 ....................................................................................................
               1,650,000   WorldCom, Inc. notes 7 3/4s, 2007                             1,771,919
----------------------------------------------------------------------------------------------------
                                                                                         3,481,814
----------------------------------------------------------------------------------------------------
Telephone Utilities (0.6%)
 ....................................................................................................
               2,000,000   Bell Atlantic Corp. deb. 7 7/8s, 2029                         2,329,460
 ....................................................................................................
               2,000,000   Bell South Telecommunication deb.
                           6 3/4s, 2033                                                  1,940,480
 ....................................................................................................
               1,000,000   Pacific Bell Co. deb. 7 3/4s, 2032                            1,052,930
----------------------------------------------------------------------------------------------------
                                                                                         5,322,870
----------------------------------------------------------------------------------------------------
Water Utilities (0.2%)
 ....................................................................................................
               1,500,000   Pennsylvania American Water Co. 144A
                           mtge. 7.8s, 2026                                              1,627,500
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $91,020,082)                                          $94,341,046
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.4%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
U.S. Treasury Obligations (1.4%)
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
              $1,960,000     7 1/2s, February 15, 2005                                  $2,154,158
 ....................................................................................................
               3,160,000     7 1/4s, August 15, 2004                                     3,415,265
 ....................................................................................................
               1,210,000     6 1/4s, June 30, 2002                                       1,234,006
 ....................................................................................................
               1,735,000     6 1/4s, October 31, 2001                                    1,764,547
 ....................................................................................................
               2,390,000     6s, July 31, 2002                                           2,415,023
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and Agency
                           Obligations (cost $10,746,566)                              $10,982,999
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.3%) * (cost $2,750,000)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                 110,000   Bankers Trust New York Corp. Ser. Q,
                           $1.395, adjustable rate preferred                            $2,722,500
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.0%) * (cost $24,854,452)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $24,850,000   Interest in $622,557,000 joint repurchase
                           agreement dated December 31, 1997,
                           with UBS Securities, due January 2, 1998,
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $24,858,905 for an effective yield
                           of 6.45%                                                    $24,854,452
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $635,398,542) ***                                    $823,779,623
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Vista Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (96.8%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Advertising (1.7%)
 ....................................................................................................
                  66,600   Omnicom Group, Inc.                                          $2,822,175
----------------------------------------------------------------------------------------------------
Apparel (1.0%)
 ....................................................................................................
                  41,200   Jones Apparel Group, Inc. (NON)                               1,771,600
----------------------------------------------------------------------------------------------------
Appliances (0.9%)
 ....................................................................................................
                  37,400   Sunbeam Corp.                                                 1,575,475
----------------------------------------------------------------------------------------------------
Banks (5.8%)
 ....................................................................................................
                  31,000   Firstar Corp.                                                 1,315,563
 ....................................................................................................
                  30,100   Greenpoint Financial Corp.                                    2,184,131
 ....................................................................................................
                  30,800   Mercantile Bancorpation, Inc.                                 1,894,200
 ....................................................................................................
                  36,400   Northern Trust Corp.                                          2,538,900
 ....................................................................................................
                  37,800   Summit Bancorp                                                2,012,850
----------------------------------------------------------------------------------------------------
                                                                                         9,945,644
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.7%)
 ....................................................................................................
                  19,300   Danaher Corp.                                                 1,218,313
----------------------------------------------------------------------------------------------------
Broadcasting (3.8%)
 ....................................................................................................
                  30,500   Chancellor Media Corp.                                        2,276,063
 ....................................................................................................
                  33,200   Clear Channel Communications, Inc. (NON)                      2,637,325
 ....................................................................................................
                  33,800   Sinclair Broadcast Group, Inc. Class A (NON)                  1,575,925
----------------------------------------------------------------------------------------------------
                                                                                         6,489,313
----------------------------------------------------------------------------------------------------
Business Services (2.5%)
 ....................................................................................................
                  54,400   Accustaff, Inc. (NON)                                         1,251,200
 ....................................................................................................
                  51,900   Norrell Corp.                                                 1,031,513
 ....................................................................................................
                  49,400   Robert Half International, Inc. (NON)                         1,976,000
----------------------------------------------------------------------------------------------------
                                                                                         4,258,713
----------------------------------------------------------------------------------------------------
Cable Television (0.9%)
 ....................................................................................................
                  54,800   Tele-Communications TCI Ventures
                           Group Class A (NON)                                           1,551,525
----------------------------------------------------------------------------------------------------
Computer Services (2.1%)
 ....................................................................................................
                  22,400   America Online, Inc. (NON)                                    1,997,800
 ....................................................................................................
                  33,300   Fiserv, Inc. (NON)                                            1,635,863
----------------------------------------------------------------------------------------------------
                                                                                         3,633,663
----------------------------------------------------------------------------------------------------
Computer Software (6.6%)
 ....................................................................................................
                  38,600   BMC Software, Inc. (NON)                                      2,533,125
 ....................................................................................................
                  70,900   Compuware Corp. (NON)                                         2,268,800
 ....................................................................................................
                  69,800   EMC Corp. (NON)                                               1,915,138
 ....................................................................................................
                  60,100   PeopleSoft, Inc. (NON)                                        2,343,900
 ....................................................................................................
                  30,500   VERITAS Software Corp. (NON)                                  1,555,500
 ....................................................................................................
                  15,000   Viasoft, Inc. (NON)                                             633,750
----------------------------------------------------------------------------------------------------
                                                                                        11,250,213
----------------------------------------------------------------------------------------------------
Computers (0.5%)
 ....................................................................................................
                   9,800   Dell Computer Corp. (NON)                                       823,200
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (1.0%)
 ....................................................................................................
                  30,300   Herman Miller, Inc.                                           1,653,244
----------------------------------------------------------------------------------------------------
Education Services (1.2%)
 ....................................................................................................
                  38,600   Apollo Group, Inc. Class A (NON)                              1,823,850
 ....................................................................................................
                   4,100   Sylvan Learning Systems, Inc. (NON)                             159,900
----------------------------------------------------------------------------------------------------
                                                                                         1,983,750
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (3.7%)
 ....................................................................................................
                  40,850   Diebold, Inc.                                                 2,068,031
 ....................................................................................................
                  45,400   Molex Inc.                                                    1,458,475
 ....................................................................................................
                  34,800   SCI Systems, Inc. (NON)                                       1,515,975
 ....................................................................................................
                  32,500   Solectron Corp. (NON)                                         1,350,781
----------------------------------------------------------------------------------------------------
                                                                                         6,393,262
----------------------------------------------------------------------------------------------------
Energy Related (1.5%)
 ....................................................................................................
                  54,100   AES Corp. (NON)                                               2,522,413
----------------------------------------------------------------------------------------------------
Environmental Control (1.0%)
 ....................................................................................................
                  42,102   USA Waste Services, Inc. (NON)                                1,652,504
----------------------------------------------------------------------------------------------------
Financial Services (6.9%)
 ....................................................................................................
                  34,000   Capital One Financial Corp.                                   1,842,375
 ....................................................................................................
                  42,600   Finova Group, Inc.                                            2,116,688
 ....................................................................................................
                  20,400   Franklin Resources, Inc.                                      1,773,525
 ....................................................................................................
                  38,700   Providian Financial Corp.                                     1,748,756
 ....................................................................................................
                  38,300   State Street Corp.                                            2,228,581
 ....................................................................................................
                  47,100   SunAmerica, Inc.                                              2,013,525
----------------------------------------------------------------------------------------------------
                                                                                        11,723,450
----------------------------------------------------------------------------------------------------
Food and Beverages (2.4%)
 ....................................................................................................
                  77,800   Coca-Cola Enterprises, Inc.                                   2,766,763
 ....................................................................................................
                  46,900   International Home Foods, Inc. (NON)                          1,313,200
----------------------------------------------------------------------------------------------------
                                                                                         4,079,963
----------------------------------------------------------------------------------------------------
Gas Pipelines (1.0%)
 ....................................................................................................
                  61,100   Williams Cos., Inc.                                           1,733,713
----------------------------------------------------------------------------------------------------
Health Care Services (1.4%)
 ....................................................................................................
                  87,800   HEALTHSOUTH Corp. (NON)                                       2,436,450
----------------------------------------------------------------------------------------------------
Hospital Management (1.1%)
 ....................................................................................................
                  75,150   Health Management Assoc., Inc. (NON)                          1,897,538
----------------------------------------------------------------------------------------------------
Household Products (1.2%)
 ....................................................................................................
                  26,600   Clorox Co.                                                    2,103,063
----------------------------------------------------------------------------------------------------
Insurance (3.2%)
 ....................................................................................................
                  30,850   AON Corp.                                                     1,808,581
 ....................................................................................................
                  18,000   Hartford Financial Services Group (ITT)                       1,684,125
 ....................................................................................................
                  46,200   Reliastar Financial Corp.                                     1,902,863
----------------------------------------------------------------------------------------------------
                                                                                         5,395,569
----------------------------------------------------------------------------------------------------
Lodging (0.9%)
 ....................................................................................................
                  22,500   Marriott International, Inc.                                  1,558,125
----------------------------------------------------------------------------------------------------
Managed Health Care (0.6%)
 ....................................................................................................
                  22,000   Wellpoint Health Networks, Inc. (NON)                           929,500
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (6.0%)
 ....................................................................................................
                  13,700   Gulf South Medical Supply, Inc. (NON)                           510,325
 ....................................................................................................
                  13,200   Guidant Corp.                                                   821,700
 ....................................................................................................
                  24,900   Henry Schein, Inc. (NON)                                        871,500
 ....................................................................................................
                  23,600   McKesson Corp.                                                2,553,225
 ....................................................................................................
                  79,900   Omnicare, Inc.                                                2,476,900
 ....................................................................................................
                  22,000   Sofamor Danek Group, Inc. (NON)                               1,431,375
 ....................................................................................................
                  43,400   Stryker Corp.                                                 1,616,650
----------------------------------------------------------------------------------------------------
                                                                                        10,281,675
----------------------------------------------------------------------------------------------------
Networking Equipment (1.1%)
 ....................................................................................................
                  44,700   ADC Telecommunications Inc.                                   1,866,225
----------------------------------------------------------------------------------------------------
Nursing Homes (0.7%)
 ....................................................................................................
                  27,400   Health Care & Retirement Corp. (NON)                          1,102,850
----------------------------------------------------------------------------------------------------
Oil Services (4.7%)
 ....................................................................................................
                  40,700   Dresser Industries, Inc.                                      1,706,856
 ....................................................................................................
                  46,600   ENSCO International Inc.                                      1,561,100
 ....................................................................................................
                  58,700   Global Marine, Inc. (NON)                                     1,438,150
 ....................................................................................................
                  20,000   Smith International, Inc. (NON)                               1,227,500
 ....................................................................................................
                  27,200   Western Atlas, Inc. (NON)                                     2,012,800
----------------------------------------------------------------------------------------------------
                                                                                         7,946,406
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (4.5%)
 ....................................................................................................
                  51,100   Biochem Pharmaceutical, Inc.                                  1,066,713
 ....................................................................................................
                  36,500   Dura Pharmaceuticals, Inc. (NON)                              1,674,438
 ....................................................................................................
                  32,200   Elan Corp. PLC ADR (Ireland) (NON)                            1,648,238
 ....................................................................................................
                  26,400   ICN Pharmaceuticals, Inc.                                     1,288,650
 ....................................................................................................
                  52,800   Quintiles Transnational Corp. (NON)                           2,019,600
----------------------------------------------------------------------------------------------------
                                                                                         7,697,639
----------------------------------------------------------------------------------------------------
Publishing (2.0%)
 ....................................................................................................
                  39,700   Belo (A.H.) Corp.                                             2,228,163
 ....................................................................................................
                  16,200   Central Newspapers, Inc. Class A                              1,197,788
----------------------------------------------------------------------------------------------------
                                                                                         3,425,951
----------------------------------------------------------------------------------------------------
Recreation (2.0%)
 ....................................................................................................
                  68,000   Harley-Davidson, Inc.                                         1,861,500
 ....................................................................................................
                  29,500   Royal Caribbean Cruises Ltd.                                  1,572,719
----------------------------------------------------------------------------------------------------
                                                                                         3,434,219
----------------------------------------------------------------------------------------------------
Retail (13.9%)
 ....................................................................................................
                  65,300   Borders Group, Inc.                                           2,044,706
 ....................................................................................................
                  53,525   Consolidated Stores Corp. (NON)                               2,351,755
 ....................................................................................................
                  70,300   Costco Companies, Inc. (NON)                                  3,137,127
 ....................................................................................................
                  29,300   CVS Corp.                                                     1,877,031
 ....................................................................................................
                  47,100   Fred Meyer, Inc. (NON)                                        1,713,263
 ....................................................................................................
                  29,900   Kohls Corp. (NON)                                             2,036,938
 ....................................................................................................
                  26,000   Payless Shoesource, Inc. (NON)                                1,745,250
 ....................................................................................................
                 105,000   Pier 1 Imports, Inc.                                          2,375,625
 ....................................................................................................
                  38,900   Rite Aid Corp.                                                2,282,944
 ....................................................................................................
                  32,600   Starbucks Corp. (NON)                                         1,251,025
 ....................................................................................................
                  85,300   TJX Cos., Inc. (The)                                          2,932,188
----------------------------------------------------------------------------------------------------
                                                                                        23,747,852
----------------------------------------------------------------------------------------------------
Savings and Loans (1.2%)
 ....................................................................................................
                  30,500   Ahmanson (H.F.) & Co.                                         2,041,594
----------------------------------------------------------------------------------------------------
Semiconductors (3.3%)
 ....................................................................................................
                  30,400   Altera Corp. (NON)                                            1,007,000
 ....................................................................................................
                  14,500   Linear Technology Corp.                                         835,563
 ....................................................................................................
                  36,100   Maxim Integrated Products Inc. (NON)                          1,245,450
 ....................................................................................................
                  48,000   Teradyne, Inc. (NON)                                          1,536,000
 ....................................................................................................
                  27,700   Xilinx, Inc. (NON)                                              971,231
----------------------------------------------------------------------------------------------------
                                                                                         5,595,244
----------------------------------------------------------------------------------------------------
Telecommunications (1.6%)
 ....................................................................................................
                  49,100   Teleport Communications Group Inc.
                           Class A (NON)                                                 2,694,363
----------------------------------------------------------------------------------------------------
Telecommunication Equipment (1.5%)
 ....................................................................................................
                  49,400   Tellabs, Inc. (NON)                                           2,612,025
----------------------------------------------------------------------------------------------------
Textiles (0.7%)
 ....................................................................................................
                  27,000   Westpoint Stevens, Inc. (NON)                                 1,275,750
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $143,040,411)                                        $165,124,171
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.0%) *(cost $8,541,542)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $8,540,000   Interest in $369,996,000 joint repurchase
                           agreement dated December 31, 1997
                           with Merrill Lynch, Pierce, Fenner, &
                           Smith, Inc. due January 2, 1998, with
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $8,543,084 for an effective yield of 6.5%                    $8,541,542
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $151,581,953) ***                                    $173,665,713
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Voyager Fund

Portfolio of investments owned
December 31, 1997
COMMON STOCKS (96.1%) *
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Advertising (1.5%)
 ....................................................................................................
                 210,802   Lamar Advertising Co. (NON)                                  $8,379,380
 ....................................................................................................
                 498,768   Omnicom Group, Inc.                                          21,135,294
 ....................................................................................................
                 634,744   Outdoor Systems, Inc. (NON)                                  24,358,301
 ....................................................................................................
                 119,617   TMP Worldwide Inc. (NON)                                      2,751,191
 ....................................................................................................
                 192,228   Universal Outdoor Holdings, Inc. (NON)                        9,995,856
----------------------------------------------------------------------------------------------------
                                                                                        66,620,022
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.4%)
 ....................................................................................................
                  54,000   Lockheed Martin Corp.                                         5,319,000
 ....................................................................................................
                 102,800   Northrop Grumman Corp.                                       11,822,000
----------------------------------------------------------------------------------------------------
                                                                                        17,141,000
----------------------------------------------------------------------------------------------------
Agriculture (-%)
 ....................................................................................................
                       1   Delta & Pine Land Co.                                                20
----------------------------------------------------------------------------------------------------
Apparel (0.7%)
 ....................................................................................................
                 149,279   Adidas AG 144A ADS (Germany)                                  9,628,496
 ....................................................................................................
                 101,200   Gucci Group N.V. (Italy)                                      4,237,750
 ....................................................................................................
                 110,398   Men's Wearhouse, Inc. (The) (NON)                             3,836,331
 ....................................................................................................
                 285,161   Stage Stores, Inc. (NON)                                     10,657,892
 ....................................................................................................
                 180,093   Wolverine World Wide, Inc.                                    4,074,604
----------------------------------------------------------------------------------------------------
                                                                                        32,435,073
----------------------------------------------------------------------------------------------------
Automotive (0.5%)
 ....................................................................................................
                  92,374   Avis Rent-A-Car, Inc.                                         2,950,195
 ....................................................................................................
                  57,921   Budget Group, Inc. (Japan) (NON)                              2,001,895
 ....................................................................................................
                 392,000   Snap-On Inc.                                                 17,101,000
----------------------------------------------------------------------------------------------------
                                                                                        22,053,090
----------------------------------------------------------------------------------------------------
Banks (4.4%)
 ....................................................................................................
                 675,100   Banc One Corp.                                               36,666,369
 ....................................................................................................
                 524,220   BankAmerica Corp.                                            38,268,060
 ....................................................................................................
                 300,250   Fifth Third Bancorp                                          24,545,438
 ....................................................................................................
                 222,500   First Chicago NBD Corp.                                      18,578,750
 ....................................................................................................
                  99,200   Firstar Corp.                                                 4,209,800
 ....................................................................................................
                 108,500   Mercantile Bancorpation, Inc.                                 6,672,750
 ....................................................................................................
                 239,200   NationsBank Corp.                                            14,546,350
 ....................................................................................................
                 138,300   PNC Bank Corp.                                                7,891,744
 ....................................................................................................
                 745,700   Washington Mutual, Inc.                                      47,584,981
----------------------------------------------------------------------------------------------------
                                                                                       198,964,242
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.3%)
 ....................................................................................................
                  63,700   Cooper Industries, Inc.                                       3,121,300
 ....................................................................................................
                 288,673   General Signal Corp.                                         12,178,392
----------------------------------------------------------------------------------------------------
                                                                                        15,299,692
----------------------------------------------------------------------------------------------------
Broadcasting (4.9%)
 ....................................................................................................
               2,611,965   CBS Corp.                                                    76,889,716
 ....................................................................................................
                 570,214   Chancellor Media Corp.                                       42,552,220
 ....................................................................................................
                 769,587   Clear Channel Communications, Inc. (NON)                     61,134,067
 ....................................................................................................
                  41,800   Heftel Broadcasting Corp. Class A (NON)                       1,954,150
 ....................................................................................................
                  60,000   ProSieben Media AG (Germany) (NON)                            2,803,115
 ....................................................................................................
                   7,000   ProSieben Media AG 144A (Germany) (NON)                         327,030
 ....................................................................................................
                 246,364   Sinclair Broadcast Group, Inc. Class A (NON)                 11,486,722
 ....................................................................................................
                 115,400   Univision Communications Inc. Class A (NON)                   8,056,363
 ....................................................................................................
                 417,183   Westwood One, Inc. (NON)                                     15,487,919
----------------------------------------------------------------------------------------------------
                                                                                       220,691,302
----------------------------------------------------------------------------------------------------
Building Products (0.4%)
 ....................................................................................................
                 315,200   Masco Corp.                                                  16,035,800
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.3%)
 ....................................................................................................
                 370,000   Cintas Corp.                                                 14,430,000
----------------------------------------------------------------------------------------------------
Business Services (6.1%)
 ....................................................................................................
                  75,855   Abacus Direct Corp. (NON)                                     3,110,055
 ....................................................................................................
                 192,093   Accustaff, Inc. (NON)                                         4,418,139
 ....................................................................................................
                 157,201   Affiliated Computer Services, Inc.
                           Class A (NON)                                                 4,136,351
 ....................................................................................................
                 408,481   Airgas, Inc. (NON)                                            5,718,734
 ....................................................................................................
                 113,552   Caribiner Intl., Inc. (NON)                                   5,053,064
 ....................................................................................................
               2,823,238   Cendant Corp. (NON)                                          97,048,808
 ....................................................................................................
                 139,931   Checkfree Corp. (NON)                                         3,778,137
 ....................................................................................................
                 192,400   Corestaff, Inc. (NON)                                         5,098,600
 ....................................................................................................
               1,254,905   Corporate Express, Inc. (NON)                                16,156,902
 ....................................................................................................
                 357,924   Interim Services Inc. (NON)                                   9,261,284
 ....................................................................................................
                 500,201   Interpublic Group Cos. Inc.                                  24,916,262
 ....................................................................................................
                 170,403   Paychex, Inc.                                                 8,626,652
 ....................................................................................................
                 203,074   Payment Svcs., Inc. (NON)                                     2,817,652
 ....................................................................................................
                  86,410   Registry, Inc. (The) (NON)                                    3,964,059
 ....................................................................................................
               6,855,200   Rentokil Group PLC (United Kingdom)                          29,956,196
 ....................................................................................................
                 955,896   Robert Half International, Inc. (NON)                        38,235,840
 ....................................................................................................
                 122,100   Select Appointments Holdings PLC
                           ADR (United Kingdom)                                          2,228,325
 ....................................................................................................
                 562,938   Serco Group PLC (United Kingdom) (NON)                        8,076,077
 ....................................................................................................
                 174,800   Snyder Communications, Inc. (NON)                             6,380,200
----------------------------------------------------------------------------------------------------
                                                                                       278,981,337
----------------------------------------------------------------------------------------------------
Cable Television (2.9%)
 ....................................................................................................
                 279,100   HSN, Inc. (NON)                                              14,373,650
 ....................................................................................................
                 282,500   Tele-Comm Liberty Media Group, Inc.
                           Class A (NON)                                                10,240,625
 ....................................................................................................
               2,253,293   Tele-Communications, Inc. Class A (NON)                      62,951,373
 ....................................................................................................
               1,671,155   Tele-Communications TCI ventures
                           Group Class A (NON)                                          47,314,576
----------------------------------------------------------------------------------------------------
                                                                                       134,880,224
----------------------------------------------------------------------------------------------------
Chemicals (0.9%)
 ....................................................................................................
                 162,000   Air Products & Chemicals, Inc.                               13,324,500
 ....................................................................................................
                 492,800   Raychem Corp.                                                21,221,200
 ....................................................................................................
                 148,800   Witco Chemical Corp.                                          6,072,900
----------------------------------------------------------------------------------------------------
                                                                                        40,618,600
----------------------------------------------------------------------------------------------------
Computer Services (2.6%)
 ....................................................................................................
                 437,180   America Online, Inc. (NON)                                   38,990,991
 ....................................................................................................
                 462,903   Capita Group PLC (United Kingdom)                             2,831,943
 ....................................................................................................
                 336,800   Getronics Electric N.V. (Netherlands)                        10,739,033
 ....................................................................................................
                 204,573   IDT Corp. (NON)                                               4,142,603
 ....................................................................................................
                 757,350   Keane, Inc. (NON)                                            30,767,344
 ....................................................................................................
                  98,510   Misys PLC (United Kingdom)                                    2,988,951
 ....................................................................................................
                 699,996   Sterling Commerce, Inc. (NON)                                26,906,096
 ....................................................................................................
                  25,107   Whittman-Hart, Inc. (NON)                                       859,915
----------------------------------------------------------------------------------------------------
                                                                                       118,226,876
----------------------------------------------------------------------------------------------------
Computer Software (10.0%)
 ....................................................................................................
                  80,983   Arbor Software Corp. (NON)                                    3,279,812
 ....................................................................................................
                 589,297   BMC Software, Inc. (NON)                                     38,672,616
 ....................................................................................................
                 769,037   Cadence Design Systems, Inc. (NON)                           18,841,407
 ....................................................................................................
                  90,200   CBT Group PLC ADR (Ireland) (NON)                             7,407,675
 ....................................................................................................
                 131,897   Citrix Systems, Inc. (NON)                                   10,024,172
 ....................................................................................................
               1,888,841   Computer Associates Intl., Inc.                              99,872,468
 ....................................................................................................
               1,775,926   Compuware Corp. (NON)                                        56,829,632
 ....................................................................................................
                 134,297   Documentum, Inc. (NON)                                        5,657,261
 ....................................................................................................
                 638,016   Electronic Arts, Inc. (NON)                                  24,124,980
 ....................................................................................................
               1,276,601   EMC Corp. (NON)                                              35,026,740
 ....................................................................................................
                 177,897   Geoworks (NON)                                                1,712,259
 ....................................................................................................
                 279,393   Industri-Matematik International Corp.
                           (Sweden) (NON)                                                8,242,094
 ....................................................................................................
                  84,328   Information Management Resources, Inc.                        3,162,300
 ....................................................................................................
                 320,323   Intuit, Inc. (NON)                                           13,213,324
 ....................................................................................................
                  90,448   Microsoft Corp. (NON)                                        11,690,404
 ....................................................................................................
               1,035,881   Parametric Technology Corp. (NON)                            49,074,862
 ....................................................................................................
                 302,836   PeopleSoft, Inc. (NON)                                       11,810,604
 ....................................................................................................
                  23,750   SAP AG (Germany)                                              7,218,785
 ....................................................................................................
                 170,300   Saville Systems Ireland PLC ADR
                           (Ireland) (NON)                                               7,067,450
 ....................................................................................................
                 251,907   Security Dynamics Technologies, Inc. (NON)                    9,005,675
 ....................................................................................................
                 557,000   SEMA Group PLC (United Kingdom)                              13,593,696
 ....................................................................................................
                 339,688   Synopsys, Inc. (NON)                                         12,143,846
 ....................................................................................................
                 197,200   Vantive Corp. (NON)                                           4,979,300
 ....................................................................................................
                  79,419   Viasoft, Inc. (NON)                                           3,355,453
----------------------------------------------------------------------------------------------------
                                                                                       456,006,815
----------------------------------------------------------------------------------------------------
Consumer Non-Durables (0.3%)
 ....................................................................................................
                 198,225   Luxottica Group S.P.A. ADR (Italy)                           12,389,063
----------------------------------------------------------------------------------------------------
Consumer Services (0.4%)
 ....................................................................................................
                 105,382   Applied Graphics Technologies, Inc.                           5,611,592
 ....................................................................................................
                 213,800   Hillenbrand Industries, Inc.                                 10,943,888
----------------------------------------------------------------------------------------------------
                                                                                        16,555,480
----------------------------------------------------------------------------------------------------
Correctional Facilities (0.2%)
 ....................................................................................................
                 188,978   Corrections Corp. (NON)                                       7,003,997
 ....................................................................................................
                  78,600   Wackenhut Corrections Corp. (NON)                             2,112,375
----------------------------------------------------------------------------------------------------
                                                                                         9,116,372
----------------------------------------------------------------------------------------------------
Cosmetics (-%)
 ....................................................................................................
                  70,547   Thermolase Corp. (NON)                                          740,744
----------------------------------------------------------------------------------------------------
Educational Services (0.2%)
 ....................................................................................................
                 130,677   Apollo Group, Inc. Class A (NON)                              6,174,488
 ....................................................................................................
                  66,415   Sylvan Learning Systems, Inc. (NON)                           2,590,185
----------------------------------------------------------------------------------------------------
                                                                                         8,764,673
----------------------------------------------------------------------------------------------------
Electric Utilities (0.3%)
 ....................................................................................................
                 509,240   CalEnergy, Inc. (NON)                                        14,640,650
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (3.2%)
 ....................................................................................................
                 283,100   Applied Materials, Inc. (NON)                                 8,528,388
 ....................................................................................................
                 625,800   General Electric Co.                                         45,918,075
 ....................................................................................................
                 489,700   Hewlett-Packard Co.                                          30,606,250
 ....................................................................................................
                 201,631   Lernout & Hauspie Speech Products
                           N.V. (Belgium) (NON)                                          9,375,842
 ....................................................................................................
                 109,776   Metromedia Fiber Network, Inc. Class A (NON)                  1,825,026
 ....................................................................................................
                 174,100   Micron Technology, Inc.                                       4,526,600
 ....................................................................................................
                  59,800   Motorola, Inc.                                                3,412,338
 ....................................................................................................
                  70,537   Sanmina Corp. (NON)                                           4,778,882
 ....................................................................................................
                 215,398   Sipex Corp. (NON)                                             6,515,790
 ....................................................................................................
                 383,914   Solectron Corp. (NON)                                        15,956,426
 ....................................................................................................
                 443,000   Thermo Instrument Systems, Inc. (NON)                        15,255,813
----------------------------------------------------------------------------------------------------
                                                                                       146,699,430
----------------------------------------------------------------------------------------------------
Energy-Related (1.5%)
 ....................................................................................................
                 181,400   AES Corp. (NON)                                               8,457,775
 ....................................................................................................
               1,319,932   Thermo Electron Corp. (NON)                                  58,736,974
----------------------------------------------------------------------------------------------------
                                                                                        67,194,749
----------------------------------------------------------------------------------------------------
Environmental Control (1.6%)
 ....................................................................................................
                  64,190   Allied Waste Industries, Inc. (NON)                           1,496,429
 ....................................................................................................
                 323,700   Browning-Ferris Industries, Inc.                             11,976,900
 ....................................................................................................
                 857,451   Philip Services Corp. (Canada) (NON)                         12,325,858
 ....................................................................................................
                 940,421   Republic Industries, Inc. (NON)                              21,923,565
 ....................................................................................................
                  52,804   U.S. Filter Corp. (NON)                                       1,580,820
 ....................................................................................................
                 562,937   USA Waste Services, Inc. (NON)                               22,095,277
----------------------------------------------------------------------------------------------------
                                                                                        71,398,849
----------------------------------------------------------------------------------------------------
Financial Services (6.5%)
 ....................................................................................................
                 851,356   American Express Co.                                         75,983,523
 ....................................................................................................
                 360,200   Associates First Capital Corp.                               25,619,225
 ....................................................................................................
                 122,733   Concord EFS, Inc. (NON)                                       3,052,983
 ....................................................................................................
               1,383,036   Freddie Mac                                                  58,001,072
 ....................................................................................................
                 957,037   Fannie Mae                                                   54,610,924
 ....................................................................................................
                 185,841   FIRSTPLUS Financial Group, Inc. (NON)                         7,131,648
 ....................................................................................................
                 772,281   MBNA Corp.                                                   21,092,925
 ....................................................................................................
                 308,700   Morgan Stanley, Dean Witter,
                           Discover and Co.                                             18,251,888
 ....................................................................................................
                 187,300   Providian Financial Corp.                                     8,463,619
 ....................................................................................................
                  25,900   Star Banc Corp.                                               1,486,013
 ....................................................................................................
                 678,086   TCF Financial Corp.                                          23,012,544
----------------------------------------------------------------------------------------------------
                                                                                       296,706,364
----------------------------------------------------------------------------------------------------
Food and Beverages (1.8%)
 ....................................................................................................
                 294,400   Coca-Cola Enterprises, Inc.                                  10,469,600
 ....................................................................................................
                 166,600   General Mills, Inc.                                          11,932,725
 ....................................................................................................
                 706,200   PepsiCo, Inc.                                                25,732,163
 ....................................................................................................
                 369,500   Sara Lee Corp.                                               20,807,469
 ....................................................................................................
                 573,900   Whitman Corp.                                                14,957,269
----------------------------------------------------------------------------------------------------
                                                                                        83,899,226
----------------------------------------------------------------------------------------------------
Gaming (0.2%)
 ....................................................................................................
                 199,800   MGM Grand, Inc. (NON)                                         7,205,288
----------------------------------------------------------------------------------------------------
Gas Pipelines (0.5%)
 ....................................................................................................
                 235,900   Columbia Gas System, Inc.                                    18,532,894
 ....................................................................................................
                  89,400   El Paso Natural Gas Co.                                       5,945,100
----------------------------------------------------------------------------------------------------
                                                                                        24,477,994
----------------------------------------------------------------------------------------------------
Health Care (0.1%)
 ....................................................................................................
                  99,400   Concentra Managed Care, Inc.                                  3,354,750
----------------------------------------------------------------------------------------------------
Health Care Information Systems (0.6%)
 ....................................................................................................
                 568,084   HBO & Co.                                                    27,268,032
----------------------------------------------------------------------------------------------------
Health Care Services (2.1%)
 ....................................................................................................
                 161,008   ABR Information Services, Inc. (NON)                          3,844,066
 ....................................................................................................
                 114,871   CareMatrix Corp. (NON)                                        3,302,541
 ....................................................................................................
                 724,309   HEALTHSOUTH Corp. (NON)                                      20,099,575
 ....................................................................................................
                 835,575   MedPartners, Inc. (NON)                                      18,695,991
 ....................................................................................................
                 285,215   Physician Sales & Service, Inc. (NON)                         6,132,123
 ....................................................................................................
                 200,400   Renal Treatment Centers, Inc. (NON)                           7,239,450
 ....................................................................................................
                 236,333   Total Renal Care Holdings, Inc. (NON)                         6,499,158
 ....................................................................................................
                 618,614   United Healthcare Corp.                                      30,737,383
----------------------------------------------------------------------------------------------------
                                                                                        96,550,287
----------------------------------------------------------------------------------------------------
Hospital Management (0.5%)
 ....................................................................................................
                 925,146   Health Management Assoc., Inc. (NON)                         23,359,937
----------------------------------------------------------------------------------------------------
Information Systems (0.2%)
 ....................................................................................................
                 264,000   Galileo International, Inc. (NON)                             7,293,000
----------------------------------------------------------------------------------------------------
Insurance (1.2%)
 ....................................................................................................
                 151,800   AFLAC Inc.                                                    7,760,775
 ....................................................................................................
                 386,200   American General Corp.                                       20,878,938
 ....................................................................................................
                 125,938   American International Group, Inc.                           13,695,758
 ....................................................................................................
                 194,600   AON Corp.                                                    11,408,425
 ....................................................................................................
                 118,700   HCC Insurance Holdings, Inc.                                  2,522,375
----------------------------------------------------------------------------------------------------
                                                                                        56,266,271
----------------------------------------------------------------------------------------------------
Lodging (0.8%)
 ....................................................................................................
                 704,438   Extended Stay America, Inc. (NON)                             8,761,448
 ....................................................................................................
                  36,000   Signature Resorts, Inc. (NON)                                   787,500
 ....................................................................................................
                 362,600   Prime Hospitality Corp. (NON)                                 7,387,975
 ....................................................................................................
                 441,634   Promus Hotel Corp. (NON)                                     18,548,628
----------------------------------------------------------------------------------------------------
                                                                                        35,485,551
----------------------------------------------------------------------------------------------------
Machinery (0.1%)
 ....................................................................................................
                  62,612   Sidel S.A. (France)                                           4,147,799
----------------------------------------------------------------------------------------------------
Medical Management Services (0.4%)
 ....................................................................................................
                  25,800   NCS HealthCare, Inc. Class A (NON)                              680,475
 ....................................................................................................
                 603,220   Phycor, Inc. (NON)                                           16,286,940
----------------------------------------------------------------------------------------------------
                                                                                        16,967,415
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (3.2%)
 ....................................................................................................
                 176,800   Bergen Brunswig Corp. Class A                                 7,447,701
 ....................................................................................................
                 208,754   Cytyc Corp. (NON)                                             5,192,756
 ....................................................................................................
                 122,392   Henry Schein, Inc. (NON)                                      4,283,720
 ....................................................................................................
                 216,224   Johnson & Johnson                                            14,243,756
 ....................................................................................................
                 162,835   Lifecore Biomedical, Inc. (NON)                               3,562,016
 ....................................................................................................
                 262,706   Medtronic, Inc.                                              13,742,808
 ....................................................................................................
                 104,400   Minimed, Inc. (NON)                                           4,058,550
 ....................................................................................................
                 199,673   Omnicare, Inc.                                                6,189,863
 ....................................................................................................
                 911,560   Stryker Corp.                                                33,955,610
 ....................................................................................................
                 188,544   Sybron International Corp. (NON)                              8,849,784
 ....................................................................................................
                 531,075   Thermo Cardiosystems, Inc. (NON)                             14,206,256
 ....................................................................................................
                  84,000   Thermotrex Corp. (NON)                                        1,858,500
 ....................................................................................................
                   6,570   Trex Medical Corp. (NON)                                         91,569
 ....................................................................................................
                 582,600   Tyco International Ltd. (NON)                                26,253,413
----------------------------------------------------------------------------------------------------
                                                                                       143,936,302
----------------------------------------------------------------------------------------------------
Metals and Mining (0.2%)
 ....................................................................................................
                  55,000   SGL Carbon AG (Germany)                                       7,096,774
----------------------------------------------------------------------------------------------------
Networking (0.3%)
 ....................................................................................................
                 450,100   3Com Corp. (NON)                                             15,725,369
----------------------------------------------------------------------------------------------------
Networking Equipment (0.2%)
 ....................................................................................................
                 159,387   Cisco Systems, Inc. (NON)                                     8,885,825
----------------------------------------------------------------------------------------------------
Nursing Homes (0.3%)
 ....................................................................................................
                 360,300   Health Care & Retirement Corp. (NON)                         14,502,075
----------------------------------------------------------------------------------------------------
Office Equipment (0.5%)
 ....................................................................................................
               1,052,125   Viking Office Products, Inc. (NON)                           22,949,476
----------------------------------------------------------------------------------------------------
Oil and Gas (3.7%)
 ....................................................................................................
                 220,105   British Petroleum PLC ADR
                           (United Kingdom)                                             17,539,617
 ....................................................................................................
                 291,300   Camco International, Inc.                                    18,552,169
 ....................................................................................................
                 196,000   Elf Aquitane ADR (France)                                    11,490,500
 ....................................................................................................
                 487,800   Halliburton Co.                                              25,335,113
 ....................................................................................................
                 162,700   Mobil Corp.                                                  11,744,906
 ....................................................................................................
                 372,350   Nabors Industries, Inc.                                      11,705,753
 ....................................................................................................
                 388,900   National-Oilwell, Inc. (NON)                                 13,295,519
 ....................................................................................................
                 248,308   Schlumberger Ltd.                                            19,988,794
 ....................................................................................................
                 555,824   Total Corp. ADR (France)                                     30,848,232
 ....................................................................................................
                 269,250   Varco International, Inc. (NON)                               5,772,047
----------------------------------------------------------------------------------------------------
                                                                                       166,272,650
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.7%)
 ....................................................................................................
                 377,900   Fort James Corp.                                             14,454,675
 ....................................................................................................
                  63,910   Temple Inland, Inc.                                           3,343,292
 ....................................................................................................
                 334,500   Unisource Worldwide, Inc.                                     4,766,625
 ....................................................................................................
                 217,400   Weyerhaeuser Co.                                             10,666,188
----------------------------------------------------------------------------------------------------
                                                                                        33,230,780
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (5.6%)
 ....................................................................................................
                 151,200   American Home Products Corp.                                 11,566,800
 ....................................................................................................
                 390,100   Bristol-Myers Squibb Co.                                     36,913,213
 ....................................................................................................
                 260,074   Dura Pharmaceuticals, Inc. (NON)                             11,930,895
 ....................................................................................................
                 268,122   Elan Corp. PLC ADR (Ireland) (NON)                           13,724,495
 ....................................................................................................
                 246,469   Gilead Sciences, Inc. (NON)                                   9,427,439
 ....................................................................................................
                 132,300   Lilly (Eli) & Co.                                             9,211,388
 ....................................................................................................
                  48,100   Medicis Pharmaceutical Corp. Class A (NON)                    2,459,113
 ....................................................................................................
                  22,800   Novartis AG ADR (Switzerland)                                36,972,973
 ....................................................................................................
                 155,646   Parexel International Corp. (NON)                             5,758,902
 ....................................................................................................
                 324,700   Pfizer, Inc.                                                 24,210,444
 ....................................................................................................
                 613,459   Pharmacia & Upjohn, Inc.                                     22,467,936
 ....................................................................................................
                 175,912   Quintiles Transnational Corp. (NON)                           6,728,634
 ....................................................................................................
                 237,600   Schering-Plough Corp.                                        14,760,900
 ....................................................................................................
                 207,540   Sepracor, Inc. (NON)                                          8,314,571
 ....................................................................................................
                 370,400   Smithkline Beecham PLC ADR
                           (United Kingdom)                                             19,052,450
 ....................................................................................................
                  70,000   Transkaryotic Therapies, Inc. (Malaysia) (NON)                2,458,750
 ....................................................................................................
                 167,228   Vertex Pharmaceuticals, Inc. (NON)                            5,518,524
 ....................................................................................................
                  88,100   Warner-Lambert Co.                                           10,924,400
----------------------------------------------------------------------------------------------------
                                                                                       252,401,827
----------------------------------------------------------------------------------------------------
Publishing (2.1%)
 ....................................................................................................
                 578,900   Deluxe Corp.                                                 19,972,050
 ....................................................................................................
                 100,000   Gannett Co., Inc.                                             6,181,250
 ....................................................................................................
                 239,300   Harcourt General, Inc.                                       13,101,675
 ....................................................................................................
                 111,400   McGraw-Hill, Inc.                                             8,243,600
 ....................................................................................................
                 125,662   Peterson Companies, Inc. Class A (NON)                        2,890,226
 ....................................................................................................
                 272,200   Tribune Co.                                                  16,944,450
 ....................................................................................................
                 223,324   Wolters Kluwer N.V. (Netherlands)                            28,868,981
----------------------------------------------------------------------------------------------------
                                                                                        96,202,232
----------------------------------------------------------------------------------------------------
Railroads (0.3%)
 ....................................................................................................
                  65,300   Burlington Northern Santa Fe Corp.                            6,068,819
 ....................................................................................................
                 100,200   GATX Corp.                                                    7,270,763
----------------------------------------------------------------------------------------------------
                                                                                        13,339,582
----------------------------------------------------------------------------------------------------
Restaurants (0.8%)
 ....................................................................................................
                 232,050   Cracker Barrel Old Country Store, Inc.                        7,744,669
 ....................................................................................................
               2,444,325   J.D. Wetherspoon PLC (United Kingdom)                        13,422,204
 ....................................................................................................
                 207,700   Landry's Seafood Restaurants, Inc. (NON)                      4,984,800
 ....................................................................................................
                 214,718   Papa Johns International, Inc. (NON)                          7,488,290
 ....................................................................................................
                 244,424   PizzaExpress PLC (United Kingdom)                             3,006,792
----------------------------------------------------------------------------------------------------
                                                                                        36,646,755
----------------------------------------------------------------------------------------------------
Retail (11.6%)
 ....................................................................................................
                 332,200   Albertsons, Inc.                                             15,737,975
 ....................................................................................................
                 542,026   AutoZone, Inc. (NON)                                         15,718,754
 ....................................................................................................
                 400,462   Bed Bath & Beyond, Inc. (NON)                                15,417,787
 ....................................................................................................
                 235,000   Borders Group, Inc.                                           7,358,438
 ....................................................................................................
                 447,653   CompUSA, Inc. (NON)                                          13,877,243
 ....................................................................................................
                 142,488   Consolidated Stores Corp. (NON)                               6,260,567
 ....................................................................................................
               1,893,545   Costco Companies, Inc. (NON)                                 84,499,446
 ....................................................................................................
                 316,028   CVS Corp.                                                    20,245,544
 ....................................................................................................
                 392,000   Dayton Hudson Corp.                                          26,460,000
 ....................................................................................................
               1,771,351   Dixons Group PLC (United Kingdom)                            17,847,052
 ....................................................................................................
                 162,625   Dollar General Corp.                                          5,895,156
 ....................................................................................................
                 374,843   Dollar Tree Stores, Inc.                                     15,509,129
 ....................................................................................................
                 435,400   Federated Department Stores, Inc. (NON)                      18,749,413
 ....................................................................................................
                 355,250   Fred Meyer, Inc. (NON)                                       12,922,219
 ....................................................................................................
                 474,400   General Nutrition Companies, Inc. (NON)                      16,129,600
 ....................................................................................................
                 371,400   Home Depot, Inc. (The)                                       21,866,175
 ....................................................................................................
                 658,417   Kohls Corp. (NON)                                            44,854,658
 ....................................................................................................
                 315,800   Lowe's Cos., Inc.                                            15,059,713
 ....................................................................................................
                  19,700   MSC Industrial Direct Co., Inc. Class A (NON)                   827,400
 ....................................................................................................
                 736,500   Office Depot, Inc. (NON)                                     17,629,969
 ....................................................................................................
               1,826,517   Officemax, Inc. (NON)                                        26,027,867
 ....................................................................................................
                 239,500   Payless Shoesource, Inc. (NON)                               16,076,438
 ....................................................................................................
                 254,357   Petco Animal Supplies, Inc. (NON)                             6,104,568
 ....................................................................................................
                  97,800   Rexall Sundown, Inc. (NON)                                    2,952,338
 ....................................................................................................
                 495,300   Rite Aid Corp.                                               29,067,919
 ....................................................................................................
               1,207,626   Starbucks Corp. (NON)                                        46,342,648
 ....................................................................................................
                 192,419   Williams-Sonoma, Inc. (NON)                                   8,057,546
----------------------------------------------------------------------------------------------------
                                                                                       527,495,562
----------------------------------------------------------------------------------------------------
Semiconductors (2.6%)
 ....................................................................................................
                 240,503   Altera Corp. (NON)                                            7,966,662
 ....................................................................................................
                 459,276   Analog Devices, Inc. (NON)                                   12,716,204
 ....................................................................................................
                  91,397   Lattice Semiconductor Corp. (NON)                             4,329,933
 ....................................................................................................
                 569,063   Linear Technology Corp.                                      32,792,255
 ....................................................................................................
               1,140,498   Maxim Integrated Products Inc. (NON)                         39,347,181
 ....................................................................................................
                 367,097   National Semiconductor Corp. (NON)                            9,521,578
 ....................................................................................................
                 250,000   Texas Instruments, Inc.                                      11,250,000
----------------------------------------------------------------------------------------------------
                                                                                       117,923,813
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.8%)
 ....................................................................................................
                 219,143   Central Garden and Pet Co. (NON)                              5,752,504
 ....................................................................................................
                 386,762   Fastenal Co.                                                 14,793,647
 ....................................................................................................
                 435,400   Mattel, Inc.                                                 16,218,650
----------------------------------------------------------------------------------------------------
                                                                                        36,764,801
----------------------------------------------------------------------------------------------------
Steel (0.1%)
 ....................................................................................................
                 229,200   Lone Star Technologies, Inc. (NON)                            6,503,550
----------------------------------------------------------------------------------------------------
Supermarkets (0.2%)
 ....................................................................................................
                  14,300   Carrefour Supermarche SA (France)                             7,455,089
----------------------------------------------------------------------------------------------------
Telecommunications (.5%)
 ....................................................................................................
                 496,284   Panamsat Corp. (NON)                                         21,402,248
----------------------------------------------------------------------------------------------------
Telecommunication Equipment (0.9%)
 ....................................................................................................
                 249,116   Advanced Fibre Communications (NON)                           7,255,504
 ....................................................................................................
                  70,121   Excel Switching Corp. (NON)                                   1,253,413
 ....................................................................................................
                 193,828   P-Com, Inc. (NON)                                             3,343,533
 ....................................................................................................
                 119,334   Premisys Communications, Inc. (NON)                           3,117,601
 ....................................................................................................
                 155,300   Qwest Communications
                           International, Inc. (NON)                                     9,240,350
 ....................................................................................................
                  48,400   Tekelec (NON)                                                 1,476,200
 ....................................................................................................
                 305,498   Tellabs, Inc. (NON)                                          16,153,207
----------------------------------------------------------------------------------------------------
                                                                                        41,839,808
----------------------------------------------------------------------------------------------------
Telephone Services (1.3%)
 ....................................................................................................
                 119,667   Intermedia Communications, Inc. (NON)                         7,269,770
 ....................................................................................................
                 343,200   McLeod, Inc. Class A (NON)                                   10,982,400
 ....................................................................................................
                  20,800   NEXTLINK Communications, Inc.
                           Class A (NON)                                                   443,300
 ....................................................................................................
                  87,700   RSL Communications, Ltd. Class A (NON)                        1,929,400
 ....................................................................................................
                 514,900   Sprint Corp.                                                 30,186,013
 ....................................................................................................
                 130,536   Teleport Communications Group Inc.
                           Class A (NON)                                                 7,163,163
 ....................................................................................................
                 134,607   Tel-Save Holdings, Inc. (NON)                                 2,675,314
----------------------------------------------------------------------------------------------------
                                                                                        60,649,360
----------------------------------------------------------------------------------------------------
Telephone Utilities (0.4%)
 ....................................................................................................
                 223,700   SBC Communications, Inc.                                     16,386,025
----------------------------------------------------------------------------------------------------
Transportation (-%)
 ....................................................................................................
                   5,900   C.H. Robinson Worldwide, Inc.                                   132,013
----------------------------------------------------------------------------------------------------
Trucking (0.2%)
 ....................................................................................................
                 280,800   Ryder System, Inc.                                            9,196,200
----------------------------------------------------------------------------------------------------
Wireless Communications (0.9%)
 ....................................................................................................
                 131,791   Clearnet Communications, Inc. Class A,
                           (Canada) (NON)                                                1,499,123
 ....................................................................................................
               1,544,691   NEXTEL Communications, Inc. Class A (NON)                    40,161,937
----------------------------------------------------------------------------------------------------
                                                                                        41,661,060
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $3,135,194,646)                                    $4,361,465,193
----------------------------------------------------------------------------------------------------
UNITS (- %) * (cost $1,590,499)
----------------------------------------------------------------------------------------------------
Number of Units                                                                                Value
 ....................................................................................................
                  51,222   ThermoLase Corp.                                               $880,378
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.1%) * (cost $2,060,250)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $2,000,000   Signature Resorts, Inc. cv. sub. notes
                           5 3/4s, 2007                                                 $1,912,500
----------------------------------------------------------------------------------------------------
WARRANTS (-%) * (cost $1) (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date             Value
 ....................................................................................................
                   1,537   Coram Healthcare Corp.                          7/11/99              $1
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.2%) *
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $25,000,000   Corporate Asset Funding Co., Inc.,
                           effective yield of 5.77%,
                           February 17, 1998                                           $24,811,674
 ....................................................................................................
              50,000,000   Fannie Mae, effective yield of 5.60%,
                           March 20, 1998                                               49,383,000
 ....................................................................................................
              25,000,000   General Electric Capital Corp., effective
                           yield of 5.75%, February 23, 1998                            24,788,368
 ....................................................................................................
              25,000,000   General Motors Acceptance Corp,
                           effective yield of 5.98%, January 20, 1998                   24,921,097
 ....................................................................................................
              25,000,000   Metlife Funding, effective yield of 5.72%,
                           February 12, 1998                                            24,833,168
 ....................................................................................................
              43,014,000   Interest in $575,000,000 joint repurchase
                           agreement dated December 31, 1997,
                           with Goldman, Sachs & Co. respect to
                           various U.S. Treasury obligations -
                           maturity value of $43,029,533 for an
                           effective yield of 6.50%                                     43,021,766
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $191,856,990)                                         191,759,073
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $3,330,702,386) ***                                $4,556,017,145
----------------------------------------------------------------------------------------------------
See page 103 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST

Notes to the Portfolios
December 31, 1997

    * Percentages indicated are based on net assets.

   ** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31,
      1997, for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 1997.

(NON) Non-income producing securities.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

    # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT Diversified Fund, Putnam VT Global Asset Allocation Fund and Putnam VT U.S. Government and High
      Quality Bond Fund at December 31, 1997.

   ## When-issued securities or forward commitments (Note 1).

(BRA) Brady bonds are foreign bonds collateralized by the U.S. Government. These rates are floating and are the current rates at 12/31/97.

(CUS) The entity provided subcustodian services to the fund.

(ITT) Hartford Financial Services Group, through its subsidiaries, offers variable annuity products which invest in the fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, ADS or GDR after the name of a foreign holding stands for American Depository Receipts,  American Depository Shares
      and Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      MBIA represents Municipal Bond Investors Assurance Corporation.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rate shown on Floating Rate Notes (FRN) and Floating Rate Bonds (FRB) are the current interest rates shown at
      December 31, 1997, which are subject to change based on the terms of the security.

  *** On December 31, 1997, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments on a tax basis was as follows:

                                                                                                           Federal Tax
                                                       Appreciation    Depreciation          Net               Cost
                                                      -------------    ------------     -------------     -------------
Putnam VT Asia Pacific Growth Fund                       $8,871,962     $14,399,551       $(5,527,589)     $117,773,945
Putnam VT Diversified Income Fund                        43,084,374      32,534,382        10,549,992       590,023,922
Putnam VT Global Asset Allocation Fund                  137,655,308      19,693,495       117,961,813       825,995,200
Putnam VT Global Growth Fund                            191,888,675      68,435,241       123,453,434     1,489,091,096
Putnam VT Growth & Income Fund                        1,556,661,066     221,682,916     1,334,978,150     6,989,611,594
Putnam VT High Yield Fund                                82,206,368      44,655,004        37,551,364       971,880,894
Putnam VT International Growth Fund                      10,242,827       6,611,466         3,631,361       149,238,957
Putnam VT International Growth & Income Fund             15,881,706      10,064,396         5,817,310       208,989,407
Putnam VT International New Opportunities Fund                   --       1,374,547        (1,374,547)      115,455,247
Putnam VT Money Market Fund                                      --              --                --                --
Putnam VT New Opportunities Fund                        603,998,812      63,984,258       540,014,554     2,067,695,660
Putnam VT New Value Fund                                 17,144,067       9,456,295         7,687,772       194,412,077
Putnam VT U.S. Government and High Quality Bond Fund     26,506,108       3,754,201        22,751,907       768,339,834
Putnam VT Utilities Growth and Income Fund              199,018,485      10,723,029       188,295,456       635,484,167
Putnam VT Vista Fund                                     26,260,206       4,273,556        21,986,650       151,679,063
Putnam VT Voyager Fund                                1,317,408,903      96,372,628     1,221,036,275     3,334,980,870

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities

-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1997

                                                                   Putnam VT         Putnam VT       Putnam VT          Putnam VT
                                                                 Asia Pacific       Diversified     Global Asset      Global Growth
                                                                  Growth Fund       Income Fund    Allocation Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)...................  $101,987,504      $598,956,622      $888,708,116    $1,590,043,437
Repurchase agreements, at value (Note 1).......................    10,258,852         1,617,292        55,248,897        22,501,093
Cash...........................................................        78,290        20,454,680         2,529,001           765,812
Foreign currency, at value.....................................            --            96,369         4,374,993         3,377,742
Dividends, interest, and other receivables.....................       556,152         9,014,190         6,094,876         2,691,504
Receivable for shares of the fund sold.........................            --           132,833           170,543            20,411
Receivable for securities sold.................................       932,863        15,797,730        13,954,454        24,118,096
Receivable for variation margin................................            --           819,745         6,616,503                --
Receivable for open forward currency contracts.................     1,381,486         2,683,830         1,370,405         5,053,500
Receivable for closed forward currency contracts...............     2,525,409           831,156           374,907                --
Foreign tax reclaim............................................            --                --            58,224           668,355
 ...................................................................................................................................
Total assets...................................................   117,720,556       650,404,447       979,500,919     1,649,239,950
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................       195,035                --                --                --
Payable for securities purchased...............................     1,216,640        30,565,950        17,792,666        30,265,849
Payable for shares of the fund repurchased.....................     3,063,353           267,912                --         4,566,903
Payable for compensation of Manager (Note 2)...................       243,758         1,029,676         1,562,138         2,482,223
Payable for investor servicing and custodian fees (Note 2).....        57,080            10,395           144,458           335,924
Payable for compensation of Trustees (Note 2)..................         6,358            13,073            16,863            26,675
Payable for administrative services (Note 2)...................         1,848             2,797             2,861             5,345
Payable for open forward currency contracts....................            --         4,351,179         1,476,494                --
Payable for closed forward currency contracts..................            --           933,664         1,421,201                --
Written options outstanding, at value .........................            --           140,447            79,227                --
TBA sale commitments, at value ................................            --         4,914,655           414,750                --
Other accrued expenses.........................................        34,411            27,026            58,102            53,573
 ...................................................................................................................................
Total liabilities..............................................     4,818,483        42,256,774        22,968,760        37,736,492
 ...................................................................................................................................
Net assets.....................................................  $112,902,073      $608,147,673      $956,532,159    $1,611,503,458
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).............................  $127,092,105      $561,345,707      $724,592,366    $1,228,827,530
Undistributed net investment income (loss) (Note 1)............     3,110,245        24,946,121        19,696,988        39,155,023
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)...................   (14,297,932)       11,721,933        94,421,572       201,097,344
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...........................................    (3,002,345)       10,133,912       117,821,233       142,423,561
 ...................................................................................................................................
Total -- Representing net assets applicable to capital
  shares outstanding...........................................  $112,902,073      $608,147,673      $956,532,159    $1,611,503,458
 ...................................................................................................................................
Computation of net asset value
Number of shares outstanding...................................    12,265,876        53,760,037        50,986,362        87,869,535
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding).......................................  $       9.20      $      11.31      $      18.76    $        18.34
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)...  $116,630,747      $589,096,035      $824,144,238    $1,475,089,789
Cost of foreign currency (Note 1)..............................            --            95,569         4,233,110         3,412,831
Cost of foreign currency payable to subcustodian (Note 1)......       195,200                --                --                --
TBA sale commitments proceeds receivable.......................            --         4,910,873           413,831                --
Written options premiums received .............................            --           111,848            63,094                --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1997
                                                                                                                        Putnam VT
                                                                   Putnam VT       Putnam VT          Putnam VT       International
                                                                  Growth and      High Yield        International       Growth and
                                                                 Income Fund          Fund           Growth Fund       Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)...................$8,233,533,306    $1,003,298,151      $135,502,183     $195,046,150
Repurchase agreements, at value (Note 1).......................    91,056,438         6,134,107        17,368,135       19,760,567
Cash...........................................................       739,788         8,228,555            73,666               --
Foreign currency, at value.....................................            --                --           949,704               --
Dividends, interest, and other receivables.....................    16,109,910        16,527,427           166,780          197,695
Receivable for shares of the fund sold.........................     2,973,638           871,286           114,030               --
Receivable for securities sold.................................    52,401,617        18,560,879           901,671          514,964
Receivable for variation margin................................            --                --                --               --
Receivable for open forward currency contracts.................            --             9,570            82,443           94,189
Receivable for closed forward currency contracts...............            --             3,656                --               --
Foreign tax reclaim............................................        70,457                --            51,903           44,967
 ..................................................................................................................................
Total assets................................................... 8,396,885,154     1,053,633,631       155,210,515      215,658,532
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................            --                --                --               --
Payable for securities purchased...............................    48,617,733        26,471,593         3,504,069        4,047,164
Payable for shares of the fund repurchased.....................         4,071            78,815                --        3,696,207
Payable for compensation of Manager (Note 2)...................     9,534,695         1,627,203           269,324          387,477
Payable for investor servicing and custodian fees (Note 2).....       460,422            46,634            53,821           60,124
Payable for compensation of Trustees (Note 2)..................        68,630            20,203               247              261
Payable for administrative services (Note 2)...................        10,110             2,945             1,838            1,859
Payable for open forward currency contracts....................       758,482            15,256                --               --
Payable for closed forward currency contracts..................            --            13,897           465,056          834,635
Written options outstanding, at value .........................            --                --                --               --
TBA sales commitments, at value................................            --                --                --               --
Other accrued expenses.........................................        96,938            58,961            31,668           32,795
 ...................................................................................................................................
Total liabilities..............................................    59,551,081        28,335,507         4,326,023        9,060,522
 ...................................................................................................................................
Net assets.....................................................$8,337,334,073    $1,025,298,124      $150,884,492     $206,598,010
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).............................$5,885,529,815    $  891,849,108      $147,407,270     $200,394,945
Undistributed net investment income (loss) (Note 1)............   145,500,331        82,916,513          (138,410)        (346,390)
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)...................   963,025,316        12,658,981          (983,749)         214,309
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies........................................... 1,343,278,611        37,873,522         4,599,381        6,335,146
 ...................................................................................................................................
Total -- Representing net assets applicable to
  capital shares outstanding...................................$8,337,334,073    $1,025,298,124      $150,884,492     $206,598,010
 ...................................................................................................................................
Computation of net asset value
Number of shares outstanding...................................   294,356,911        75,287,731        13,203,930       17,911,179
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding).......................................$        28.32    $        13.62      $      11.43     $      11.53
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)...$6,980,553,629    $  971,553,050      $148,336,266     $208,567,948
Cost of foreign currency (Note 1)..............................            --                --           964,002               --
TBA sale commitments proceeds receivable.......................            --                --                --               --
Written options premiums received..............................            --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                 Putnam VT
                                                                International                        Putnam VT
                                                                     New            Putnam VT            New             Putnam VT
                                                                Opportunities         Money         Opportunities        New Value
                                                                    Fund           Market Fund          Fund                Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)...................  $101,061,350      $377,784,688    $2,531,293,525      $190,812,811
Repurchase agreements, at value (Note 1).......................    13,019,350         8,380,513        76,416,689        11,287,038
Cash...........................................................       129,408             2,147         2,990,329           190,856
Foreign currency, at value.....................................       398,916                --                --                --
Dividends, interest, and other receivables.....................        73,881         2,237,527           920,593           367,970
Receivable for shares of the fund sold.........................         3,242        17,762,153         1,350,295           233,197
Receivable for securities sold.................................       443,529                --         6,102,080         2,773,002
Receivable for variation margin................................            --                --                --                --
Receivable for open forward currency contracts.................       247,504                --                --                --
Receivable for closed forward currency contracts...............            --                --                --                --
Foreign tax reclaim............................................         8,926                --                --                --
 ...................................................................................................................................
Total assets...................................................   115,386,106       406,167,028     2,619,073,511       205,664,874
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................            --                --                --                --
Payable for securities purchased...............................     6,545,424                --        22,949,782         9,229,132
Payable for shares of the fund repurchased.....................     1,437,373               689         2,071,873           450,391
Payable for compensation of Manager (Note 2)...................       306,305           495,500         3,584,885           316,224
Payable for investor servicing and custodian fees (Note 2).....        62,935            51,357           161,507            21,638
Payable for compensation of Trustees (Note 2)..................           247             7,005            21,352               172
Payable for administrative services (Note 2)...................         1,838             1,627             1,923             1,711
Payable for open forward currency contracts....................            --                --                --            73,741
Payable for closed forward currency contracts..................            --                --                --           159,348
Written options outstanding, at value .........................            --                --                --                --
TBA sale commitments, at value.................................            --                --                --                --
Other accrued expenses.........................................        31,500            33,702            38,331            21,666
 ...................................................................................................................................
Total liabilities..............................................     8,385,622           589,880        28,829,653        10,274,023
 ...................................................................................................................................
Net assets.....................................................  $107,000,484      $405,577,148    $2,590,243,858      $195,390,851
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).............................  $112,572,237      $405,577,148    $2,012,795,892      $182,416,386
Undistributed net investment income (loss) (Note 1)............       (20,027)               --                --         1,560,934
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)...................    (5,087,219)               --        35,559,298         3,789,899
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...........................................      (464,507)               --       541,888,668         7,623,632
 ...................................................................................................................................
Total -- Representing net assets applicable to
  capital shares outstanding...................................  $107,000,484      $405,577,148    $2,590,243,858      $195,390,851
 ...................................................................................................................................
Computation of net asset value
Number of shares outstanding...................................    10,746,746       405,577,148       122,008,086        16,619,656
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding).......................................  $       9.96      $       1.00    $        21.23      $      11.76
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)...  $114,790,240      $386,165,201    $2,065,821,738      $194,402,476
Cost of foreign currency (Note 1)..............................       403,221                --                --                --
TBA sale commitments proceeds receivable.......................            --                --                --                --
Written options premiums received..............................            --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1997
                                                                  Putman VT U.S.      Putnam VT
                                                                 Government and       Utilities       Putnam VT         Putnam VT
                                                                  High Quality       Growth and         Vista            Voyager
                                                                   Bond Fund        Income Fund          Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)...................  $777,872,355      $798,925,171      $165,124,171    $4,512,995,379
Repurchase agreements, at value (Note 1).......................    13,219,386        24,854,452         8,541,542        43,021,766
Cash...........................................................     1,502,146                --           102,353            93,733
Foreign currency, at value.....................................       149,783                --                --                --
Dividends, interest, and other receivables.....................    10,520,062         3,179,656            63,365         2,290,697
Receivable for shares of the fund sold.........................     1,854,886           569,896           187,338         1,019,429
Receivable for securities sold.................................     8,736,375         2,926,450           516,026        21,945,619
Receivable for variation margin................................       109,875                --                --                --
Receivable for open forward currency contracts.................     2,268,855                --                --                --
Receivable for closed forward currency contracts...............     1,732,815                --                --                --
Foreign tax reclaim............................................            --            38,440                --                --
 ...................................................................................................................................
Total assets...................................................   817,966,538       830,494,065       174,534,795     4,581,366,623
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2) ..............................            --            55,311                --                --
Payable for securities purchased...............................    25,931,699         6,630,938         3,582,810        32,452,649
Payable for shares of the fund repurchased.....................            --           159,612                --         3,782,078
Payable for compensation of Manager (Note 2) ..................     1,204,674         1,272,564           248,379         5,998,796
Payable for investor servicing and custodian fees (Note 2).....        51,892            56,279            19,754           436,908
Payable for compensation of Trustees (Note 2) .................        14,074            20,730               165            67,330
Payable for administrative services (Note 2) ..................         2,702             2,861             1,691            11,564
Payable for open forward currency contracts....................       911,953                --                --                --
Payable for closed forward currency contracts..................       263,535                --                --                --
Written options outstanding, at value..........................            --                --                --                --
TBA sale commitments, at value.................................            --                --                --                --
Other accrued expenses.........................................        45,925            39,229            21,576            82,156
 ...................................................................................................................................
Total liabilities..............................................    28,426,454         8,237,524         3,874,375        42,831,481
 ...................................................................................................................................
Net assets.....................................................  $789,540,084      $822,256,541      $170,660,420    $4,538,535,142
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5) ............................  $723,176,210      $566,325,283      $151,727,658    $3,020,077,538
Undistributed net investment income (loss) (Note 1)............    41,308,267        24,966,593                --        11,397,910
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1) ..................       687,020        42,587,132        (3,150,998)      281,744,935
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...........................................    24,368,587       188,377,533        22,083,760     1,225,314,759
 ...................................................................................................................................
Total--Representing net assets applicable to
  capital shares outstanding...................................  $789,540,084      $822,256,541      $170,660,420    $4,538,535,142
 ...................................................................................................................................
Computation of net asset value
Number of shares outstanding...................................    58,832,286        47,966,028        13,848,509       116,119,974
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding) ......................................  $      13.42      $      17.14      $      12.32    $        39.08
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)...  $768,339,548      $635,398,542      $151,581,953    $3,330,702,386
Cost of foreign currency (Note 1) .............................       115,980                --                --                --
TBA sale commitments proceeds receivable.......................            --                --                --                --
Written options premiums received .............................            --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Operations
-----------------------------------------------------------------------------------------------------------------------------------
Year ended December 31, 1997

                                                                   Putnam VT         Putnam VT         Putnam VT        Putnam VT
                                                                 Asia Pacific       Diversified       Global Asset    Global Growth
                                                                  Growth Fund       Income Fund     Allocation Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends......................................................  $  2,302,112       $ 1,701,218      $  9,227,524     $ 21,727,398
Interest.......................................................       229,492        43,501,322        24,013,735        3,044,350
Less: foreign taxes withheld...................................      (276,070)               --          (235,425)      (1,425,572)
 ...................................................................................................................................

Total investment income........................................     2,255,534        45,202,540        33,005,834       23,346,176
 ...................................................................................................................................
Expenses
Compensation of Manager (Note 2)...............................     1,076,596         3,811,378         5,755,350        9,366,376
Investor servicing and custodian fees (Note 2) ................       304,219           527,421           907,504        2,263,395
Compensation of Trustees (Note 2) .............................        18,612            21,803            24,731           44,668
Administrative services (Note 2) ..............................         7,548            11,391            11,642           21,738
Other..........................................................        28,777            35,251            18,938               --
Fees waived and reimbursed by Manager (Note 2) ................            --                --                --               --
 ...................................................................................................................................
Total expenses.................................................     1,435,752         4,407,244         6,718,165       11,696,177
 ...................................................................................................................................
Expense reduction (Note 2) ....................................      (121,396)         (253,079)          (74,749)        (359,718)
Net expenses...................................................     1,314,356         4,154,165         6,643,416       11,336,459
 ...................................................................................................................................
Net investment income (loss) ..................................       941,178        41,048,375        26,362,418       12,009,717
 ...................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3) .......   (11,556,243)        2,425,384        69,515,543      205,646,350
Net realized gain (loss) on futures contracts (Note 1) ........            --         1,062,721        24,473,196               --
Net realized gain on written options (Notes 1 and 3) ..........            --           528,015           253,884               --
Net realized gain (loss) on foreign currency transactions
  (Notes 1 and 3) .............................................     2,860,997        (5,710,635)         (768,211)      31,379,905
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period..........       559,381        (1,317,729)          (42,205)         546,822
Net unrealized appreciation (depreciation) of investments, futures,
  written options and TBA sale commitments during the period ..   (11,838,311)        2,206,221        33,005,579      (50,472,696)
 ...................................................................................................................................
Net gain (loss) on investments................................    (19,974,176)         (806,023)      126,437,786      187,100,381
 ...................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations..............................................  $(19,032,998)      $40,242,352      $152,800,204     $199,110,098
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Operations (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Year ended December 31, 1997
                                                                                                                        Putnam VT
                                                                  Putnam VT          Putnam VT         Putnam VT      International
                                                                  Growth and        High Yield       International      Growth and
                                                                 Income Fund           Fund           Growth Fund*     Income Fund*
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends......................................................$  174,050,365      $  6,523,312        $1,136,323      $ 2,017,865
Interest.......................................................    14,336,090        82,181,788           453,670          580,957
Less: foreign taxes withheld...................................      (689,766)               --          (113,135)        (206,173)
 ...................................................................................................................................
Total investment income........................................   187,696,689        88,705,100         1,476,858        2,392,649
 ...................................................................................................................................
Expenses
Compensation of Manager (Note 2) ..............................    34,012,687         5,842,951           608,193          871,531
Investor servicing and custodian fees (Note 2) ................     2,547,093           490,540           307,247          296,149
Compensation of Trustees (Note 2) .............................       153,276            30,466             5,780            5,988
Administrative services (Note 2) ..............................        40,983            11,956             4,954            5,590
Other..........................................................       345,603            60,900            41,618           40,431
Fees waived and reimbursed by Manager (Note 2) ................            --                --           (55,502)              --
 ...................................................................................................................................
Total expenses.................................................    37,099,642         6,436,813           912,290        1,219,689
 ...................................................................................................................................
Expense reduction (Note 2) ...................................       (467,480)         (220,573)          (34,216)         (38,913)
Net expenses...................................................    36,632,162         6,216,240           878,074        1,180,776
 ...................................................................................................................................
Net investment income (loss) ..................................   151,064,527        82,488,860           598,784        1,211,873
 ...................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3) .......   979,784,250        19,277,143           237,675        5,109,177
Net realized gain (loss) on futures contracts (Note 1) ........            --                --                --               --
Net realized gain on written options (Notes 1 and 3) ..........            --                --                --               --
Net realized gain (loss) on foreign currency transactions
  (Notes 1 and 3) .............................................        (3,249)          (13,607)          196,577          413,664
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period.........       (765,428)           (5,686)           65,329           96,377
Net unrealized appreciation (depreciation) of investments, futures,
  written options and TBA sale commitments during the period...   368,511,743        17,964,536         4,534,052        6,238,769
 ...................................................................................................................................
Net gain (loss) on investments................................. 1,347,527,316        37,222,386         5,033,633       11,857,987
 ...................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations..............................................$1,498,591,843      $119,711,246        $5,632,417      $13,069,860
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Operations (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Year ended December 31, 1997                                       Putnam VT
                                                                 International                        Putnam VT
                                                                      New            Putnam VT           New             Putnam VT
                                                                 Opportunities         Money         Opportunities       New Value
                                                                     Fund*          Market Fund          Fund              Fund*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends......................................................   $   451,348       $        --      $  8,687,705      $ 2,234,410
Interest.......................................................       853,870        26,346,295         4,305,527          387,993
Less: foreign taxes withheld...................................       (82,977)               --           (99,341)         (10,615)
 ...................................................................................................................................
Total investment income........................................     1,222,241        26,346,295        12,893,891        2,611,788
 ...................................................................................................................................
Expenses:
Compensation of Manager (Note 2) ..............................       893,002         2,090,282        12,267,574          757,486
Investor servicing and custodian fees (Note 2) ................       456,060           294,067           925,765          126,635
Compensation of Trustees (Note 2) .............................         5,807            10,229            47,910            3,917
Administrative services (Note 2) ..............................         4,965             7,599            18,677            5,138
Other..........................................................        38,548           136,458                --           29,396
Fees waived and reimbursed by Manager (Note 2).................      (206,574)               --                --               --
 ...................................................................................................................................
Total expenses.................................................     1,191,808         2,538,635        13,259,926          922,572
 ...................................................................................................................................
Expense reduction (Note 2).....................................       (33,267)             (756)         (197,658)         (31,066)
Net expenses...................................................     1,158,541         2,537,879        13,062,268          891,506
 ...................................................................................................................................
Net investment income (loss)...................................        63,700        23,808,416          (168,377)       1,720,282
 ...................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)........    (5,086,418)               --        68,314,435        3,789,899
Net realized gain (loss) on futures contracts (Note 1).........            --                --                --               --
Net realized gain on written options (Notes 1 and 3)...........            --                --                --               --
Net realized gain (loss) on foreign currency transactions
  (Notes 1 and 3)..............................................       223,673                --               375         (159,348)
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period..........       245,033                --                --          (73,741)
Net unrealized appreciation (depreciation) of investments, futures,
  written options and TBA sale commitments during the period...      (709,540)               --       376,452,164        7,697,373
 ...................................................................................................................................
Net gain (loss) on investments.................................    (5,327,252)               --       444,766,974       11,254,183
 ...................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations..............................................   $(5,263,552)      $23,808,416      $444,598,597      $12,974,465
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Operations (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Year ended December 31, 1997
                                                                 Putnam VT U.S.       Putnam VT
                                                                 Government and      Utilities          Putnam VT       Putnam VT
                                                                  High Quality       Growth and           Vista          Voyager
                                                                   Bond Fund        Income Fund           Fund*            Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends......................................................   $        --      $ 22,190,243       $   469,437     $ 27,164,480
Interest.......................................................    55,864,924         8,507,728           295,031        7,767,701
Less: foreign taxes withheld...................................            --          (149,233)               --         (584,828)
 ...................................................................................................................................
Total investment income........................................    55,864,924        30,548,738           764,468       34,347,353
 ...................................................................................................................................
Expenses:
Compensation of Manager (Note 2)...............................     4,731,739         4,703,343           600,249       21,134,308
Investor servicing and custodian fees (Note 2).................       496,802           395,669           163,666        1,664,171
Compensation of Trustees (Note 2)..............................        22,698            22,786             3,892           88,584
Administrative services (Note 2)...............................        11,018            11,652             4,515           36,583
Other..........................................................        41,805            77,270            28,937           22,193
Fees waived and reimbursed by Manager (Note 2).................            --                --                --               --
 ...................................................................................................................................
Total expenses.................................................     5,304,062         5,210,720           801,259       22,945,839
 ...................................................................................................................................
Expense reduction (Note 2).....................................      (126,041)         (113,476)          (40,808)        (284,056)
Net expenses...................................................     5,178,021         5,097,244           760,451       22,661,783
 ...................................................................................................................................
Net investment income (loss)...................................    50,686,903        25,451,494             4,017       11,685,570
 ...................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)........     2,232,567        42,913,363        (3,150,998)     297,725,044
Net realized gain (loss) on futures contracts (Note 1).........    (1,294,686)               --                --               --
Net realized gain on written options (Notes 1 and 3)...........       259,695                --                --               --
Net realized gain (loss) on foreign currency transactions
  (Notes 1 and 3)..............................................    (3,595,394)             (811)               --               --
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period............       913,127            (3,656)               --               --
Net unrealized appreciation (depreciation) of investments, futures,
  written options and TBA sale commitments during the period...    14,623,268       106,802,560        22,083,760      601,292,487
 ...................................................................................................................................
Net gain (loss) on investments.................................    13,138,577       149,711,456        18,932,762      899,017,531
 ...................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations..............................................   $63,825,480      $175,162,950       $18,936,779     $910,703,101
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam VT                           Putnam VT
                                                                Asia Pacific Growth Fund            Diversified Income Fund
                                                                 Year ended December 31              Year ended December 31
                                                                 1997              1996              1997             1996
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................     $    941,178      $    719,899      $ 41,048,375     $ 29,440,366
Net realized gain (loss) on investments and
  foreign currency transactions........................       (8,695,246)         (963,524)       (1,694,515)       4,102,132
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies....................      (11,278,930)        7,632,514           888,492        2,848,823
 ..............................................................................................................................
Net increase (decrease) in net assets
  resulting from operations............................      (19,032,998)        7,388,889        40,242,352       36,391,321
 ..............................................................................................................................
Distributions to shareholders:
From net investment income.............................       (2,664,413)         (807,399)      (29,111,302)     (20,930,343)
From net realized gain on investments..................               --                --        (4,589,202)              --
Increase (decrease) from capital share
  transactions (Note 4)................................        4,051,900        98,921,481       106,794,510      175,629,544
 ..............................................................................................................................
Total increase (decrease) in net assets................      (17,645,511)      105,502,971       113,336,358      191,090,522
 ..............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................      130,547,584        25,044,613       494,811,315      303,720,793
 ..............................................................................................................................
End of period..........................................     $112,902,073      $130,547,584      $608,147,673     $494,811,315
 ..............................................................................................................................
Undistributed net investment income (loss), end
  of period............................................     $  3,110,245      $  1,775,888      $ 24,946,121     $ 27,720,672
------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------

                                                                        Putnam VT                          Putnam VT
                                                              Global Asset Allocation Fund             Global Growth Fund
                                                                 Year ended December 31              Year ended December 31
                                                                 1997              1996              1997             1996
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................     $ 26,362,418      $ 19,309,899    $   12,009,717   $   13,408,379
Net realized gain (loss) on investments and
  foreign currency transactions........................       93,474,412        50,892,694       237,026,255       61,546,033
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies....................       32,963,374        23,367,922       (49,925,874)      96,276,913
 ..............................................................................................................................
Net increase (decrease) in net assets
  resulting from operations............................      152,800,204        93,570,515       199,110,098      171,231,325
 ..............................................................................................................................
Distributions to shareholders:
From net investment income.............................      (26,895,274)      (15,253,707)      (33,624,622)     (15,171,883)
From net realized gain on investments..................      (45,515,619)      (28,669,963)      (36,166,971)     (33,603,350)
Increase (decrease) from capital share
  transactions (Note 4)................................      128,408,589       162,421,034       137,298,121      390,837,723
 ..............................................................................................................................
Total increase (decrease) in net assets................      208,797,900       212,067,879       266,616,626      513,293,815
 ..............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................      747,734,259       535,666,380     1,344,886,832      831,593,017
 ..............................................................................................................................
End of period..........................................     $956,532,159      $747,734,259    $1,611,503,458   $1,344,886,832
 ..............................................................................................................................
Undistributed net investment income (loss), end
  of period............................................     $ 19,696,988      $ 24,025,712    $   39,155,023   $   29,235,076
------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam VT                           Putnam VT
                                                                 Growth and Income Fund                 High Yield Fund
                                                                 Year ended December 31              Year ended December 31
                                                                 1997              1996              1997             1996
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................   $  151,064,527    $  126,852,571    $   82,488,860     $ 58,069,621
Net realized gain (loss) on investments and
  foreign currency transactions........................      979,781,001       309,693,218        19,263,536        7,121,738
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies....................      367,746,315       454,657,919        17,958,850        9,330,741
 ..............................................................................................................................

Net increase (decrease) in net assets
  resulting from operations............................    1,498,591,843       891,203,708       119,711,246       74,522,100
 ..............................................................................................................................
Distributions to shareholders:
From net investment income.............................     (128,693,999)      (86,191,810)      (58,024,885)     (37,899,438)
From net realized gain on investments..................     (313,245,625)     (150,161,126)       (6,728,418)              --
Increase (decrease) from capital share
  transactions (Note 4)................................    1,601,582,252     1,711,942,726       200,422,382      234,827,985
 ..............................................................................................................................
Total increase (decrease) in net assets................    2,658,234,471     2,366,793,498       255,380,325      271,450,647
 ..............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................    5,679,099,602     3,312,306,104       769,917,799      498,467,152
 ..............................................................................................................................
End of period..........................................   $8,337,334,073    $5,679,099,602    $1,025,298,124     $769,917,799
 ..............................................................................................................................
Undistributed net investment income (loss), end
  of period............................................   $  145,500,331    $  123,367,843    $   82,916,513     $ 57,863,338
------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Putnam VT
                                                                Putnam VT                     International Growth
                                                         International Growth Fund               and Income Fund
                                                               Period ended                        Period ended
                                                                December 31                         December 31
                                                                   1997*                               1997*
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................       $    598,784                        $  1,211,873
Net realized gain (loss) on investments and
  foreign currency transactions........................            434,252                           5,522,841
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies....................          4,599,381                           6,335,146
 ..............................................................................................................................
Net increase (decrease) in net assets
  resulting from operations............................          5,632,417                          13,069,860
 ..............................................................................................................................
Distributions to shareholders:
From net investment income.............................           (598,784)                         (1,211,873)
In excess of net investment income.....................           (334,985)                           (760,143)
From net realized gain on investments..................           (434,252)                         (4,894,779)
In excess of net realized gain on investments..........           (787,174)                                 --
Return of capital......................................           (105,318)                                 --
Increase (decrease) from capital share
  transactions (Note 4)................................        145,012,588                         197,894,945
 ..............................................................................................................................
Total increase (decrease) in net assets................        148,384,492                         204,098,010
 ..............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................          2,500,000                           2,500,000
 ..............................................................................................................................
End of period..........................................       $150,884,492                        $206,598,010
 ..............................................................................................................................
Undistributed net investment income (loss), end
  of period............................................       $   (138,410)                       $   (346,390)
------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------
                                                         Putnam VT International                          Putnam VT
                                                         New Opportunities Fund                       Money Market Fund
                                                              Period ended                               Period ended
                                                               December 31                                December 31
                                                                  1997*                             1997               1996
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................       $     63,700                      $ 23,808,416     $ 18,499,897
Net realized gain (loss) on investments and
  foreign currency transactions........................         (4,862,745)                               --               --
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies....................           (464,507)                               --               --
 ..............................................................................................................................
Net increase (decrease) in net assets
  resulting from operations............................         (5,263,552)                       23,808,416       18,499,897
 ..............................................................................................................................
Distributions to shareholders:
From net investment income.............................            (63,700)                      (23,808,416)     (18,499,897)
In excess of net investment income.....................           (244,501)                               --               --
From net realized gain on investments..................                 --                                --               --
Increase (decrease) from capital share
  transactions (Note 4)................................        110,072,237                       (31,555,153)     173,919,002
 ..............................................................................................................................
Total increase (decrease) in net assets................        104,500,484                       (31,555,153)     173,919,002
 ..............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................          2,500,000                       437,132,301      263,213,299
 ..............................................................................................................................
End of period..........................................       $107,000,484                      $405,577,148     $437,132,301
 ..............................................................................................................................
Undistributed net investment income (loss), end
  of period............................................       $    (20,027)                     $         --     $         --
------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Putnam VT
                                                                       Putnam VT                    New Value
                                                                New Opportunities Fund             Period ended
                                                                Year ended December 31              December 31
                                                                 1997             1996                 1997*
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................   $     (168,377)   $   (1,455,781)       $  1,720,282
Net realized gain (loss) on investments and
  foreign currency transactions........................       68,314,810       (30,518,402)          3,630,551
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies....................      376,452,164        71,887,652           7,623,632
 ..............................................................................................................................
Net increase (decrease) in net assets
  resulting from operations............................      444,598,597        39,913,469          12,974,465
 ..............................................................................................................................
Distributions to shareholders:
From net investment income.............................               --                --                  --
From net realized gain on investments..................               --                --                  --
Increase (decrease) from capital share
  transactions (Note 4)................................      471,448,564     1,119,174,604         182,166,386
 ..............................................................................................................................
Total increase (decrease) in net assets................      916,047,161     1,159,088,073         195,140,851
 ..............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................    1,674,196,697       515,108,624             250,000
 ..............................................................................................................................
End of period..........................................   $2,590,243,858    $1,674,196,697        $195,390,851
 ..............................................................................................................................
Undistributed net investment income (loss), end
  of period............................................   $           --    $       (3,300)       $  1,560,934
------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------

                                                               Putnam VT U.S. Government                   Putnam VT
                                                              and High Quality  Bond Fund     Utilities Growth and Income Fund
                                                                 Year ended December 31              Year ended December 31
                                                                 1997              1996              1997             1996
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................     $ 50,686,903      $ 48,638,504      $ 25,451,494     $ 24,617,080
Net realized gain (loss) on investments and
  foreign currency transactions........................       (2,397,818)        4,973,541        42,912,552       38,108,934
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies....................       15,536,395       (35,405,059)      106,798,904       25,666,317
 ..............................................................................................................................
Net increase (decrease) in net assets
  resulting from operations............................       63,825,480        18,206,986       175,162,950       88,392,331
 ..............................................................................................................................
Distributions to shareholders:
From net investment income.............................      (49,260,624)      (45,290,232)      (24,529,426)     (21,053,914)
From net realized gain on investments..................               --                --       (33,449,218)              --
Increase (decrease) from capital share
  transactions (Note 4)................................       (3,948,335)       58,982,695        47,643,201       59,629,931
 ..............................................................................................................................
Total increase (decrease) in net assets................       10,616,521        31,899,449       164,827,507      126,968,348
 ..............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................      778,923,563       747,024,114       657,429,034      530,460,686
 ..............................................................................................................................
End of period..........................................     $789,540,084      $778,923,563      $822,256,541     $657,429,034
 ..............................................................................................................................
Undistributed net investment income (loss), end
  of period............................................     $ 41,308,267      $ 48,438,520      $ 24,966,593     $ 24,041,912
------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------
                                                                 Putnam VT
                                                                 Vista Fund                              Putnam VT
                                                                Period ended                            Voyager Fund
                                                                December 31                        Year ended December 31
                                                                   1997*                            1997            1996
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................       $      4,017                    $   11,685,570   $    9,676,723
Net realized gain (loss) on investments and
  foreign currency transactions........................         (3,150,998)                      297,725,044      151,713,129
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies....................         22,083,760                       601,292,487      126,735,828
 ..............................................................................................................................
Net increase (decrease) in net assets
  resulting from operations............................         18,936,779                       910,703,101      288,125,680
 ..............................................................................................................................
Distributions to shareholders:
From net investment income.............................             (4,017)                       (7,180,496)      (9,627,813)
From net realized gain on investments..................                 --                      (154,744,905)    (120,682,512)
Return of capital......................................             (9,239)                               --               --
Increase (decrease) from capital share
  transactions (Note 4)................................        149,236,897                       508,267,410    1,123,442,297
 ..............................................................................................................................
Total increase (decrease) in net assets................        168,160,420                     1,257,045,110    1,281,257,652
 ..............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................          2,500,000                     3,281,490,032    2,000,232,380
 ..............................................................................................................................
End of period..........................................       $170,660,420                    $4,538,535,142   $3,281,490,032
 ..............................................................................................................................
Undistributed net investment income (loss), end
  of period............................................       $         --                    $   11,397,910   $    6,892,836
------------------------------------------------------------------------------------------------------------------------------
*From January 2, 1997 (commencement of operations) to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Financial Highlights
------------------------------------------------------------------------------------------------------------
                                                               Investment Operations
                                                                              Net
                                                 Net                          Realized and
                                                 Asset                        Unrealized
                                                 Value,        Net            Gain (Loss)      Total from
                                                 Beginning     Investment     on               Investment
Period ended                                     of Period     Income         Investments      Operations
------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific
  Growth Fund
December 31, 1997                                   $11.01     $  .07           $ (1.66)        $ (1.59)
December 31, 1996                                    10.23        .05               .88             .93
December 31, 1995****                                10.00        .06 (a)(b)        .17             .23
 ............................................................................................................
Putnam VT Diversified Income Fund
December 31, 1997                                   $11.27     $  .82(a)        $  (.05)        $   .77
December 31, 1996                                    11.03        .80(a)            .11             .91
December 31, 1995                                     9.74        .71              1.09            1.80
December 31, 1994                                    10.23        .61             (1.04)           (.43)
December 31, 1993**                                  10.00        .06               .17             .23
 ............................................................................................................
Putnam VT Global Asset Allocation Fund
December 31, 1997                                   $17.25     $  .50           $  2.63         $  3.13
December 31, 1996                                    16.15        .43              1.94            2.37
December 31, 1995                                    13.19        .47              2.74            3.21
December 31, 1994                                    14.29        .35              (.71)           (.36)
December 31, 1993                                    12.92        .30              1.87            2.17
 ............................................................................................................
Putnam VT Global Growth Fund
December 31, 1997                                   $16.88     $  .13           $  2.18         $  2.31
December 31, 1996                                    15.18        .17              2.35            2.52
December 31, 1995                                    13.48        .20              1.85            2.05
December 31, 1994                                    13.68        .13              (.26)           (.13)
December 31, 1993                                    10.48        .08              3.28            3.36
 ............................................................................................................
Putnam VT Growth and Income Fund
December 31, 1997                                   $24.56     $  .48           $  5.07         $  5.55
December 31, 1996                                    21.47        .65(a)           3.84            4.49
December 31, 1995                                    16.44        .53              5.31            5.84
December 31, 1994                                    17.38        .50              (.48)            .02
December 31, 1993                                    15.93        .38              1.83            2.21
 ............................................................................................................
Putnam VT High Yield Fund
December 31, 1997                                   $12.96     $ 1.06           $   .65         $  1.71
December 31, 1996                                    12.37       1.18(a)            .32            1.50
December 31, 1995                                    11.46        .91              1.05            1.96
December 31, 1994                                    12.53       1.05             (1.17)           (.12)
December 31, 1993                                    11.17        .73              1.37            2.10
 ............................................................................................................
Putnam VT International Growth Fund
December 31, 1997*****                              $10.00     $  .05(b)        $  1.56         $  1.61
 ............................................................................................................
Putnam VT International Growth and Income Fund
December 31, 1997*****                              $10.00     $  .07           $  1.87         $  1.94
 ............................................................................................................
Putnam VT International New Opportunities Fund
December 31, 1997*****                              $10.00     $  .01(b)        $  (.02)        $  (.01)
 ............................................................................................................
See page 124 for Notes to Financial Highlights.



Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------
                                                   Less Distributions:

                                                                               From           In Excess
                                                   From          In Excess     Net            of Net
                                                   Net           of Net        Realized       Realized
                                                   Investment    Investment    Gain on        Gain on        Return
Period ended                                       Income        Income        Investments    Investments    of Capital
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific
Growth Fund
December 31, 1997                                  $  (.22)      $   --        $   --         $   --         $   --
December 31, 1996                                     (.15)          --            --             --             --
December 31, 1995****                                   --           --            --             --             --
 ........................................................................................................................
Putnam VT Diversified Income Fund
December 31, 1997                                  $  (.63)      $   --        $ (.10)            --             --
December 31, 1996                                     (.67)          --            --             --             --
December 31, 1995                                     (.51)          --            --             --             --
December 31, 1994                                     (.06)          --            --             --             --
December 31, 1993**                                     --           --            --             --             --
 ........................................................................................................................
Putnam VT Global Asset Allocation Fund
December 31, 1997                                  $  (.60)      $   --        $(1.02)        $   --         $   --
December 31, 1996                                     (.44)          --          (.83)            --             --
December 31, 1995                                     (.25)          --            --             --             --
December 31, 1994                                     (.29)          --          (.43)          (.02)            --
December 31, 1993                                     (.55)          --          (.25)            --             --
 ........................................................................................................................
Putnam VT Global Growth Fund
December 31, 1997                                  $  (.41)      $   --        $ (.44)        $   --             --
December 31, 1996                                     (.25)          --          (.57)            --             --
December 31, 1995                                     (.11)          --          (.24)            --             --
December 31, 1994                                     (.05)          --          (.02)            --             --
December 31, 1993                                     (.16)          --            --             --             --
 ........................................................................................................................
Putnam VT Growth and Income Fund
December 31, 1997                                  $  (.52)      $   --        $(1.27)        $   --         $   --
December 31, 1996                                     (.51)          --          (.89)            --             --
December 31, 1995                                     (.51)          --          (.30)            --             --
December 31, 1994                                     (.38)          --          (.58)            --             --
December 31, 1993                                     (.39)          --          (.37)            --             --
 ........................................................................................................................
Putnam VT High Yield Fund
December 31, 1997                                  $  (.94)      $   --        $ (.11)        $   --         $   --
December 31, 1996                                     (.91)          --            --             --             --
December 31, 1995                                    (1.05)          --            --             --             --
December 31, 1994                                     (.79)          --          (.14)          (.02)            --
December 31, 1993                                     (.74)          --            --             --             --
 ........................................................................................................................
Putnam VT International Growth Fund
December 31, 1997*****                             $  (.05)      $ (.02)       $ (.04)        $ (.06)        $ (.01)
 ........................................................................................................................
Putnam VT International Growth and Income Fund
December 31, 1997*****                             $  (.08)      $ (.05)       $ (.28)        $   --         $   --
 ........................................................................................................................
Putnam VT International New Opportunities Fund
December 31, 1997*****                             $  (.01)      $ (.02)       $   --         $   --         $   --
 ........................................................................................................................
See page 124 for Notes to Financial Highlights.



Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------


                                                                                        Total
                                                                                        Investment
                                                                                        Return at        Net Assets,
                                                 Total             Net Asset Value,     Net Asset        End of period
Period ended                                     Distributions     End of Period        Value (%)(c)     (in thousands)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific
Growth Fund
December 31, 1997                                  $ (.22)            $ 9.20              (14.66)          $  112,902
December 31, 1996                                    (.15)             11.01                9.10              130,548
December 31, 1995****                                  --              10.23                2.30 *             25,045
 ........................................................................................................................
Putnam VT Diversified Income Fund
December 31, 1997                                  $ (.73)            $11.31                7.38           $  608,148
December 31, 1996                                    (.67)             11.27                8.81              494,811
December 31, 1995                                    (.51)             11.03               19.13              303,721
December 31, 1994                                    (.06)              9.74               (4.23)             215,935
December 31, 1993**                                    --              10.23                2.30 *             80,449
 ........................................................................................................................
Putnam VT Global Asset Allocation Fund
December 31, 1997                                  $(1.62)            $18.76               19.67           $  956,532
December 31, 1996                                   (1.27)             17.25               15.62              747,734
December 31, 1995                                    (.25)             16.15               24.71              535,666
December 31, 1994                                    (.74)             13.19               (2.50)             414,223
December 31, 1993                                    (.80)             14.29               17.48              297,307
 ........................................................................................................................
Putnam VT Global Growth Fund
December 31, 1997                                  $ (.85)            $18.34               14.33           $1,611,503
December 31, 1996                                    (.82)             16.88               17.20            1,344,887
December 31, 1995                                    (.35)             15.18               15.67              831,593
December 31, 1994                                    (.07)             13.48                (.96)             669,821
December 31, 1993                                    (.16)             13.68               32.40              352,786
 ........................................................................................................................
Putnam VT Growth and Income Fund
December 31, 1997                                  $(1.79)            $28.32               24.15           $8,337,334
December 31, 1996                                   (1.40)             24.56               21.92            5,679,100
December 31, 1995                                    (.81)             21.47               36.71            3,312,306
December 31, 1994                                    (.96)             16.44                0.35            1,907,380
December 31, 1993                                    (.76)             17.38               14.27            1,407,382
 ........................................................................................................................
Putnam VT High Yield Fund
December 31, 1997                                  $(1.05)            $13.62               14.34           $1,025,298
December 31, 1996                                    (.91)             12.96               12.81              769,918
December 31, 1995                                   (1.05)             12.37               18.32              498,467
December 31, 1994                                    (.95)             11.46                (.94)             327,119
December 31, 1993                                    (.74)             12.53               19.57              291,737
 ........................................................................................................................
Putnam VT International Growth Fund
December 31, 1997*****                             $ (.18)            $11.43               16.13           $  150,884
 ........................................................................................................................
Putnam VT International Growth and Income Fund
December 31, 1997*****                             $ (.41)            $11.53               19.43           $  206,598
 ........................................................................................................................
Putnam VT International New Opportunities Fund
December 31, 1997*****                             $ (.03)            $ 9.96                (.10)          $  107,000
 ........................................................................................................................
See page 124 for Notes to Financial Highlights.



Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------


                                                                       Ratio of Net
                                                  Ratio of             Investment                             Average
                                                  Expenses             Income to                              commission
                                                  to Average Net       Average Net        Portfolio           rate
Period ended                                      Assets(%)(d)         Assets(%)         Turnover(%)          paid (e)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific
Growth Fund
December 31, 1997                                    1.07                .70              102.92                $.0144
December 31, 1996                                    1.23                .84               66.10                 .0197
December 31, 1995****                                 .81 (b)*           .72 (b)*          67.72 *
 ........................................................................................................................
Putnam VT Diversified Income Fund
December 31, 1997                                     .80               7.43              282.56
December 31, 1996                                     .83               7.45              235.53
December 31, 1995                                     .85               7.85              297.17
December 31, 1994                                     .80               7.60              165.17
December 31, 1993**                                   .28 *             1.45 *             40.83 *
 ........................................................................................................................
Putnam VT Global Asset Allocation Fund
December 31, 1997                                     .77               3.01              181.05                $.0295
December 31, 1996                                     .83               3.08              165.03                 .0475
December 31, 1995                                     .84               3.31              150.88
December 31, 1994                                     .76               3.19              150.21
December 31, 1993                                     .72               3.28              192.48
 ........................................................................................................................
Putnam VT Global Growth Fund
December 31, 1997                                     .75                .77              158.37                $.0245
December 31, 1996                                     .76               1.25               79.18                 .0318
December 31, 1995                                     .75               1.49               82.53
December 31, 1994                                     .77               1.21               41.55
December 31, 1993                                     .75               1.38               47.00
 ........................................................................................................................
Putnam VT Growth and Income Fund
December 31, 1997                                     .51               2.08               64.96                $.0497
December 31, 1996                                     .54               2.90               39.57                 .0517
December 31, 1995                                     .57               3.34               50.87
December 31, 1994                                     .62               3.64               46.43
December 31, 1993                                     .64               3.49               62.63
 ........................................................................................................................
Putnam VT High Yield Fund
December 31, 1997                                     .72               9.26               84.61
December 31, 1996                                     .76               9.57               62.72
December 31, 1995                                     .79               9.42               69.78
December 31, 1994                                     .74               9.79               62.09
December 31, 1993                                     .67               9.88               85.59
 ........................................................................................................................
Putnam VT International Growth Fund
December 31, 1997*****                               1.20 (b)            .79 (b)           75.18                $.0352
 ........................................................................................................................
Putnam VT International Growth and Income Fund
December 31, 1997*****                               1.12               1.11               53.20                $.0330
 ........................................................................................................................
Putnam VT International New Opportunities Fund
December 31, 1997*****                               1.60 (b)            .09 (b)          131.89                $.0207
 ........................................................................................................................
See page 124 for Notes to Financial Highlights.



PUTNAM VARIABLE TRUST
Financial Highlights
--------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations
                                                                                      Net
                                                                                      Realized and
                                                                                      Unrealized
                                               Net Asset Value,     Net               Gain (Loss)         Total from
                                               Beginning of         Investment        on                  Investment
Period ended                                   Period               Income (Loss)     Investments         Operations
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 1997                                   $ 1.00             $.0509            $  --              $.0509
December 31, 1996                                     1.00              .0497               --               .0497
December 31, 1995                                     1.00              .0533               --               .0533
December 31, 1994                                     1.00              .0377               --               .0377
December 31, 1993                                     1.00              .0276               --               .0276
 ....................................................................................................................
Putnam VT New Opportunities Fund
December 31, 1997                                   $17.22             $   --(f)         $4.01              $ 4.01
December 31, 1996                                    15.63               (.01)            1.60                1.59
December 31, 1995                                    10.82                 --             4.84                4.84
December 31, 1994***                                 10.00                 --(b)           .82                 .82
Putnam VT New Value Fund
December 31, 1997*****                              $10.00             $  .18(a)         $1.58              $ 1.76
 ....................................................................................................................
Putnam VT U.S. Government and High
  Quality Bond Fund
December 31, 1997                                   $13.21             $  .88            $ .18              $ 1.06
December 31, 1996                                    13.74                .81             (.52)                .29
December 31, 1995                                    12.22                .81             1.56                2.37
December 31, 1994                                    13.53                .81            (1.24)               (.43)
December 31, 1993                                    12.85                .63              .78                1.41
 ....................................................................................................................
Putnam VT Utilities Growth and
  Income Fund
December 31, 1997                                   $14.80             $  .53            $3.11              $ 3.64
December 31, 1996                                    13.28                .54             1.49                2.03
December 31, 1995                                    10.68                .53             2.65                3.18
December 31, 1994                                    12.00                .60            (1.44)               (.84)
December 31, 1993                                    10.71                .30             1.13                1.43
 ....................................................................................................................
Putnam VT Vista Fund
December 31, 1997*****                              $10.00             $   --(f)         $2.32              $ 2.32
 ....................................................................................................................
Putnam VT Voyager Fund
December 31, 1997                                   $32.53             $  .10            $8.01              $ 8.11
December 31, 1996                                    30.50                .09             3.75                3.84
December 31, 1995                                    22.20                .10             8.76                8.86
December 31, 1994                                    22.41                .07              .14                 .21
December 31, 1993                                    19.21                .04             3.50                3.54
--------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
--------------------------------------------------------------------------------------------------------------------
                                                  Less Distributions:

                                                                     From              In Excess
                                                  From               Net               of Net
                                                  Net                Realized          Realized              Return
                                                  Investment         Gain on           Gain on               of
Period ended                                      Income             Investments       Investments           Capital
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 1997                                  $(.0509)             $   --              $ --             $ --
December 31, 1996                                   (.0497)                 --                --               --
December 31, 1995                                   (.0533)                 --                --               --
December 31, 1994                                   (.0377)                 --                --               --
December 31, 1993                                   (.0276)                 --                --               --
 ....................................................................................................................
Putnam VT New Opportunities Fund
December 31, 1997                                  $    --              $   --              $ --             $ --
December 31, 1996                                       --                  --                --               --
December 31, 1995                                       --                (.02)               --             (.01)
December 31, 1994***                                    --                  --                --               --
 ....................................................................................................................
Putnam VT New Value Fund
December 31, 1997*****                             $    --              $   --              $ --             $ --
 ....................................................................................................................
Putnam VT U.S. Government and High
  Quality Bond Fund
December 31, 1997                                  $  (.85)             $   --              $ --             $ --
December 31, 1996                                     (.82)                 --                --               --
December 31, 1995                                     (.85)                 --                --               --
December 31, 1994                                     (.66)               (.22)               --               --
December 31, 1993                                     (.61)               (.12)               --               --
 ....................................................................................................................
Putnam VT Utilities Growth and
  Income Fund
December 31, 1997                                  $  (.55)             $ (.75)             $ --             $ --
December 31, 1996                                     (.51)                 --                --               --
December 31, 1995                                     (.58)                 --                --               --
December 31, 1994                                     (.35)               (.12)             (.01)              --
December 31, 1993                                     (.12)               (.02)               --               --
 ....................................................................................................................
Putnam VT Vista Fund
December 31, 1997*****                             $    --(f)           $   --              $ --             $ --(f)
 ....................................................................................................................
Putnam VT Voyager Fund
December 31, 1997                                  $  (.07)             $(1.49)             $ --             $ --
December 31, 1996                                     (.13)              (1.68)               --               --
December 31, 1995                                     (.07)               (.49)               --               --
December 31, 1994                                     (.05)               (.37)               --               --
December 31, 1993                                     (.07)               (.27)               --               --
--------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
--------------------------------------------------------------------------------------------------------------------


                                                                                     Total
                                                                                     Investment
                                                                                     Return at       Net Assets,
                                               Total             Net Asset Value,    Net Asset       End of Period
Period ended                                   Distributions     End of Period       Value (%)(c)    (in thousands)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 1997                                $(.0509)             $ 1.00            5.22           $  405,577
December 31, 1996                                 (.0497)               1.00            5.08              437,132
December 31, 1995                                 (.0533)               1.00            5.46              263,213
December 31, 1994                                 (.0377)               1.00            3.82              244,064
December 31, 1993                                 (.0276)               1.00            2.79              129,329
 ....................................................................................................................
Putnam VT New Opportunities Fund
December 31, 1997                                $    --              $21.23           23.29           $2,590,244
December 31, 1996                                     --               17.22           10.17            1,674,197
December 31, 1995                                   (.03)              15.63           44.87              515,109
December 31, 1994***                                  --               10.82            8.20 *             68,592
 ....................................................................................................................
Putnam VT New Value Fund
December 31, 1997*****                           $    --              $11.76           17.60           $  195,391
 ....................................................................................................................
Putnam VT U.S. Government and High
  Quality Bond Fund
December 31, 1997                                $  (.85)             $13.42            8.64           $  789,540
December 31, 1996                                   (.82)              13.21            2.42              778,924
December 31, 1995                                   (.85)              13.74           20.44              747,024
December 31, 1994                                   (.88)              12.22           (3.23)             640,458
December 31, 1993                                   (.73)              13.53           11.28              735,386
 ....................................................................................................................
Putnam VT Utilities Growth and
  Income Fund
December 31, 1997                                $ (1.30)             $17.14           27.10           $  822,257
December 31, 1996                                   (.51)              14.80           15.80              657,429
December 31, 1995                                   (.58)              13.28           31.08              530,461
December 31, 1994                                   (.48)              10.68           (7.02)             384,169
December 31, 1993                                   (.14)              12.00           13.42              443,281
 ....................................................................................................................
Putnam VT Vista Fund
December 31, 1997*****                           $    --              $12.32           23.21           $  170,660
 ....................................................................................................................
Putnam VT Voyager Fund
December 31, 1997                                $ (1.56)             $39.08           26.51           $4,538,535
December 31, 1996                                  (1.81)              32.53           12.97            3,281,490
December 31, 1995                                   (.56)              30.50           40.67            2,000,232
December 31, 1994                                   (.42)              22.20            1.04            1,026,972
December 31, 1993                                   (.34)              22.41           18.70              675,198
--------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
--------------------------------------------------------------------------------------------------------------------


                                                                  Ratio of Net
                                                 Ratio of         Investment                       Average
                                                 Expenses         Income to                        commission
                                                 to Average Net   Average Net      Portfolio       rate
Period ended                                     Assets(%)(d)     Assets(%)        Turnover(%)     paid (e)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
December 31, 1997                                .54                  5.10              --
December 31, 1996                                .53                  4.93              --
December 31, 1995                                .57                  5.43              --
December 31, 1994                                .55                  3.90              --
December 31, 1993                                .42                  2.77              --
 ....................................................................................................................
Putnam VT New Opportunities Fund
December 31, 1997                                .63                  (.01)          71.78                  $.0472
December 31, 1996                                .72                  (.13)          57.94                   .0488
December 31, 1995                                .84                  (.03)          30.87
December 31, 1994***                             .47(b)*               .03(b)*       32.77*
 ....................................................................................................................
Putnam VT New Value Fund
December 31, 1997*****                           .85                  1.59           64.15                  $.0383
 ....................................................................................................................
Putnam VT U.S. Government and High
  Quality Bond Fund
December 31, 1997                                .69                  6.58          194.29
December 31, 1996                                .69                  6.48          142.49
December 31, 1995                                .70                  6.22          149.18
December 31, 1994                                .67                  6.24          118.34
December 31, 1993                                .64                  6.16           94.01
 ....................................................................................................................
Putnam VT Utilities Growth and
  Income Fund
December 31, 1997                                .74                  3.63           42.46                  $.0452
December 31, 1996                                .73                  4.22           61.94                   .0475
December 31, 1995                                .68                  4.72           60.33
December 31, 1994                                .68                  5.23           84.88
December 31, 1993                                .69                  5.02           50.79
 ....................................................................................................................
Putnam VT Vista Fund
December 31, 1997*****                           .87                    --           75.43                  $.0381
 ....................................................................................................................
Putnam VT Voyager Fund
December 31, 1997                                .59                   .30           82.00                  $.0524
December 31, 1996                                .63                   .36           63.87                   .0544
December 31, 1995                                .68                   .49           57.51
December 31, 1994                                .71                   .40           62.44
December 31, 1993                                .66                   .33           55.85
--------------------------------------------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST
Notes to Financial Highlights

*     Not annualized.

**    For the period September 15, 1993 (commencement of operations) to December 31, 1993.

***   For the period May 2, 1994 (commencement of operations) to December 31, 1994.

****  For the period May 1, 1995 (commencement of operations) to December 31, 1995.

***** For the period January 2, 1997 (commencement of operations) to December 31, 1997.

(a)   Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b)   Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of Putnam
      VT International Growth Fund, and Putnam VT International New Opportunities Fund for the period ended December
      31, 1997 reflect a reduction of less than $0.01 and $0.02 per share respectively, expenses of Putnam VT Asia
      Pacific Growth Fund for the period ended December 31, 1995 reflect a reduction of approximately $0.03 per share, expenses of Putnam VT New Opportunities Fund for the period ended December 31, 1994 reflect a reduction of approximately $0.02 per share, and expenses of Putnam VT Utilities Growth and Income Fund for the period ended December 31, 1992 reflect a reduction of approximately $0.01 per share.

(c)   Total investment return assumes dividend reinvestment.

(d)   The ratio of expenses to average net assets for the periods ended December 31, 1995, and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(e)   Certain funds are required to disclose the average commission rate paid per share for fiscal periods beginning on or after September 1, 1995.

(f)   Net investment income, distributions from net investment income and returns of capital were less than $0.01 per share.




PUTNAM VARIABLE TRUST

Notes to Financial Statements
December 31, 1997

NOTE 1
SIGNIFICANT
ACCOUNTING
POLICIES

Putnam Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Utilities Growth and Income Fund, which is non-diversified) which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of class IA shares and class IB shares of beneficial interest. The class IB shares, which became effective November 20, 1997, have no shares outstanding as of December 31, 1997. The Trust currently offers the following sixteen funds: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund. The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market on which such securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. (See Sections F and G with respect to the valuation of forward currency contracts, futures and options.)

The valuation of Putnam VT Money Market Fund's portfolio is determined by means of the amortized cost method, which approximates market value, as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the funds' Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through a custodian, receive delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Trust after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The Trust does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts Each fund, (except Putnam VT Money Market
Fund), may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts Each fund, (other than Putnam VT High Yield Fund and Putnam VT Money Market Fund), may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. Each fund (other than Putnam VT High Yield Fund and Putnam VT Money Market Fund) may also write options on securities it owns or which it invests to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments Each fund, (except for Putnam VT Money Market Fund), may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of a fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above.

Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments Each fund, (except Putnam VT Money Market Fund), may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by a fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit All funds, (except Putnam VT Money Market Fund), have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended December 31, 1997, the funds had no borrowings against the line of credit.

K) Federal income taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

At December 31, 1997 the following funds had capital loss carryovers, which will expire on the following dates:

                                      Loss Carryover     Expiration Date
------------------------------------------------------------------------
Putnam VT Asia Pacific
  Growth Fund                         $   202,000      December 31, 2003
                                        1,664,000      December 31, 2004
                                        8,946,000      December 31, 2005
Putnam VT International
  New Opportunities                     1,359,000      December 31, 2005
Putnam VT Vista Fund                      817,000      December 31, 2005
------------------------------------------------------------------------

These capital loss carryovers may be used to offset realized gains, if any.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, paydown gains and losses on mortgage-backed securities, foreign currency gains and losses, post October loss deferrals, realized and unrealized gains and losses on passive foreign investment companies, and market discount. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 1997, the fund reclassified the following amounts.

                                          Accumulated
                          Undistributed   Net Realized
                          Net             Gain/(Loss) on
                          Investment      Investment       Paid-in-
                          Income/(Loss)   Transactions     Capital
------------------------------------------------------------------------
Putnam VT Asia Pacific
  Growth Fund               3,057,592      (3,235,487)       177,895
Putnam VT Diversified
  Income Fund             (14,711,624)     15,264,000       (552,376)
Putnam VT Global Asset
  Allocation Fund          (3,795,868)      3,797,507         (1,639)
Putnam VT Global
  Growth Fund              31,534,852     (34,387,458)     2,852,606
Putnam VT Growth and
  Income Fund                (238,040)        521,919       (283,879)
Putnam VT High Yield Fund     589,200         (10,547)      (578,653)
Putnam VT International
  Growth Fund                 196,575        (196,575)            --
Putnam VT International
  Growth and Income Fund      413,753        (413,753)            --
Putnam VT International
  New Opportunities Fund      224,474        (224,474)            --
Putnam VT Money
  Market Fund                      --              --             --
Putnam VT New
  Opportunities Fund          171,677            (375)      (171,302)
Putnam VT New Value Fund     (159,348)        159,348             --
Putnam VT U.S. Government
  and High Quality
  Bond Fund                (8,556,532)      8,556,532             --
Putnam VT Utilties Growth
  and Income Fund               2,613          32,595        (35,208)
Putnam VT Vista Fund               --              --             --
Putnam VT Voyager Fund             --              --             --
------------------------------------------------------------------------

The calculation of net investment income per share in the financial highlights table excludes these adjustments.

M) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

N) Beneficial Interest At December 31, 1997, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 82% to almost 100% of each fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE,  ADMINISTRATIVE SERVICES,
AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. The following summarizes the management fee rates in effect at December 31, 1997:

                                                                Rate
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                              0.80% of the first $500 million of average net assets,
Putnam VT International Growth Fund                             0.70% of the next $500 million,
Putnam VT International Growth and Income Fund                  0.65% of the next $500 million,
                                                                0.60% of the next $5 billion,
                                                                0.575% of the next $5 billion,
                                                                0.555% of the next $5 billion,
                                                                0.54% of the next $5 billion,
                                                                and 0.53% of any excess thereafter.
 ........................................................................................................................
Putnam VT Global Growth Fund                                    0.60% of average net assets.
 ........................................................................................................................
Putnam VT Money Market Fund                                     0.45% of the first $500 million of average net assets,
                                                                0.35% of the next $500 million,
                                                                0.30% of the next $500 million,
                                                                0.25% of the next $5 billion,
                                                                0.225% of the next $5 billion,
                                                                0.205% of the next $5 billion,
                                                                0.19% of the next $5 billion,
                                                                and 0.18% of any excess thereafter.
 ........................................................................................................................
Putnam VT Growth and Income Fund                                0.65% of the first $500 million of average net assets,
Putnam VT U.S. Government and High Quality Bond Fund            0.55% of the next $500 million,
Putnam VT Vista Fund                                            0.50% of the next $500 million,
                                                                0.45% of the next $5 billion,
                                                                0.425% of the next $5 billion,
                                                                0.405% of the next $5 billion,
                                                                0.39% of the next $5 billion,
                                                                and 0.38% of any excess thereafter.
 ........................................................................................................................
Putnam VT Diversified Income Fund                               0.70% of the first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund                          0.60% of the next $500 million,
Putnam VT High Yield Fund                                       0.55% of the next $500 million,
Putnam VT New Opportunities Fund                                0.50% of the next $5 billion,
Putnam VT New Value Fund                                        0.475% of the next $5 billion,
Putnam VT Utilities Growth and Income Fund                      0.455% of the next $5 billion,
Putnam VT Voyager Fund                                          0.44% of the next $5 billion,
                                                                and 0.43% of any excess thereafter.
 ........................................................................................................................
Putnam VT International New Opportunities Fund                  1.20% of the first $500 million of average net assets,
                                                                1.10% of the next $500 million,
                                                                1.05% of the next $500 million,
                                                                1.00% of the next $5 billion.
                                                                0.975% of the next $5 billion,
                                                                0.955% of the next $5 billion,
                                                                0.94% of the next $5 billion,
                                                                and 0.93% of any excess thereafter.
------------------------------------------------------------------------------------------------------------------------


Putnam Management has voluntarily agreed to limit expenses of Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT New Value Fund and Putnam VT Vista Fund to an annual rate of 1.2%, 1.2%, 1.6%, 1.1% and 1.05% of the fund's average daily net assets. The fund's expenses subject to this limitation are exclusive of brokerage, interest, taxes, insurance, extraordinary expenses and credits from Putnam Fiduciary Trust Company ("PFTC"), a wholly-owned subsidiary of Putnam Investments, Inc., if any. These limitations will expire on December 31, 1998.

As part of the custodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of Putnam VT Asia Pacific Growth Fund and Putnam VT Utilities Growth and Income Fund to the extent permitted by the funds' investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the funds. At December 31, 1997, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of securities purchased.

The Trust reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services to the Trust. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund's assets are provided by PFTC.
Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended December 31, 1997, each fund's expenses were reduced by the following amounts under expense offset arrangements with PFTC and in the case of certain funds, brokerage service arrangements.

Putnam VT Asia Pacific Growth Fund                        $121,396
Putnam VT Diversified Income Fund                          253,079
Putnam VT Global Asset Allocation Fund                      74,749
Putnam VT Global Growth Fund                               359,718
Putnam VT Growth and Income Fund                           467,480
Putnam VT High Yield Fund                                  220,573
Putnam VT International Growth Fund                         34,216
Putnam VT International Growth and Income Fund              38,913
Putnam VT International New Opportunities Fund              33,267
Putnam VT Money Market Fund                                    756
Putnam VT New Opportunities Fund                           197,658
Putnam VT New Value Fund                                    31,066
Putnam VT U.S. Government and
  High Quality Bond Fund                                   126,041
Putnam VT Utilities Growth and Income Fund                 113,476
Putnam VT Vista Fund                                        40,808
Putnam VT Voyager Fund                                     284,056

Investor servicing and custodian fees reported in the Statement of operations exclude these credits. Each fund could have invested a portion of these assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustees fee, of which $21,810 has been allocated to the Trust, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in each fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 1997, purchases and sales of investment securities (other than short-term investments) were as follows:

                                                        U.S. Government
                                                          Obligations                    Other Securities
-----------------------------------------------------------------------------------------------------------------------
                                                   Purchases        Sales          Purchases            Sales
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund               $         --    $         --    $  124,319,157    $  125,193,340
Putnam VT Diversified Income Fund                 568,504,818     523,303,557     1,024,094,018       968,661,752
Putnam VT Global Asset Allocation Fund            547,327,446     517,012,702       957,219,682       909,970,869
Putnam VT Global Growth Fund                               --              --     2,548,796,523     2,395,084,343
Putnam VT Growth and Income Fund                           --              --     5,765,221,569     4,540,946,286
Putnam VT High Yield Fund                                  --              --       923,733,683       724,955,776
Putnam VT International Growth Fund                        --              --       186,861,575        56,131,118
Putnam VT International Growth and Income Fund             --              --       236,662,365        52,962,223
Putnam VT International New Opportunities Fund             --              --       200,341,536        98,570,536
Putnam VT New Opportunities Fund                           --              --     1,923,988,858     1,477,173,673
Putnam VT New Value Fund                                   --              --       249,407,972        70,082,432
Putnam VT U.S. Government and
  High Quality Bond Fund                          959,793,111   1,033,264,896       519,729,185       450,300,501
Putnam VT Utilities Growth and Income Fund                                          321,723,697       287,928,324
Putnam VT Vista Fund                                       --              --       216,949,450        70,758,740
Putnam VT Voyager Fund                                     --              --     2,456,162,851     2,124,675,953

Putnam VT Money Market Fund: Purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $10,465,761,040 and $10,513,786,542, respectively.

In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the period are summarized as follows:
                                                               Contract Amounts                      Premiums Received
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Written options outstanding at beginning of year                           --                      $           --
Options opened                                                  5,316,628,200                             746,719
Options expired                                                   (54,510,000)                           (332,786)
Options closed                                                 (5,261,923,200)                           (302,085)
 .......................................................................................................................
Written options outstanding at end of year                            195,000                      $      111,848
-----------------------------------------------------------------------------------------------------------------------
                                                               Contract Amounts                      Premiums Received
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
Written options outstanding at beginning of year                           --                      $           --
Options opened                                                  2,740,680,700                             396,424
Options expired                                                            --                                  --
Options closed                                                 (2,740,570,700)                           (333,330)
 .......................................................................................................................
Written options outstanding at end of year                            110,000                      $       63,094
-----------------------------------------------------------------------------------------------------------------------
                                                               Contract Amounts                      Premiums Received
-----------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund
Written options outstanding at beginning of year                           --                      $           --
Options opened                                                     35,024,000                             340,608
Options expired                                                   (19,900,000)                           (108,455)
Options closed                                                    (15,124,000)                           (232,153)
 .......................................................................................................................
Written options outstanding at end of year                                 --                      $           --
-----------------------------------------------------------------------------------------------------------------------



NOTE 4
CAPITAL SHARES
At December 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:
                                                                                       Year ended December 31
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              1997                               1996
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Shares           Amount           Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                                        14,980,776      $159,622,762      21,918,203      $231,641,486
Shares issued in connection with reinvestment of distributions        257,429         2,664,413          75,653           807,399
 ...................................................................................................................................
                                                                   15,238,205       162,287,175      21,993,856       232,448,885
Shares repurchased                                                (14,827,774)     (158,235,275)    (12,587,259)     (133,527,404)
 ...................................................................................................................................
Net increase                                                          410,431        $4,051,900       9,406,597       $98,921,481
 ...................................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                                         9,541,469      $105,120,942      17,338,498      $187,840,585
Shares issued in connection with reinvestment of distributions      3,243,553        33,700,504       2,023,693        20,930,343
 ...................................................................................................................................
                                                                   12,785,022       138,821,446      19,362,191       208,770,928
Shares repurchased                                                 (2,918,154)      (32,026,936)     (3,002,500)      (33,141,384)
 ...................................................................................................................................
Net increase                                                        9,866,868      $106,794,510      16,359,691      $175,629,544
 ...................................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                         5,393,308       $96,152,920       7,924,556      $128,215,964
Shares issued in connection with reinvestment of distributions      4,508,773        72,410,893       2,859,612        43,923,670
 ...................................................................................................................................
                                                                    9,902,081       168,563,813      10,784,168       172,139,634
Shares repurchased                                                 (2,265,912)      (40,155,224)       (607,406)       (9,718,600)
 ...................................................................................................................................
Net increase                                                        7,636,169      $128,408,589      10,176,762      $162,421,034
 ...................................................................................................................................
Putnam VT Global Growth Fund
Shares sold                                                        15,785,671      $282,076,454      28,798,156      $454,669,574
Shares issued in connection with reinvestment of distributions      4,289,449        69,791,593       3,200,475        48,775,233
 ...................................................................................................................................
                                                                   20,075,120       351,868,047      31,998,631       503,444,807
Shares repurchased                                                (11,889,504)     (214,569,926)     (7,105,719)     (112,607,084)
 ...................................................................................................................................
Net increase                                                        8,185,616      $137,298,121      24,892,912      $390,837,723
 ...................................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                        47,137,172    $1,236,095,794      66,808,703    $1,496,670,876
Shares issued in connection with reinvestment of distributions     18,862,126       441,939,624      11,075,560       236,352,936
 ...................................................................................................................................
                                                                   65,999,298     1,678,035,418      77,884,263     1,733,023,812
Shares repurchased                                                 (2,856,470)      (76,453,166)       (949,158)      (21,081,086)
 ...................................................................................................................................
Net increase                                                       63,142,828    $1,601,582,252      76,935,105    $1,711,942,726
 ...................................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                        25,952,072      $333,531,634      24,160,867      $299,690,321
Shares issued in connection with reinvestment of distributions      5,432,325        64,753,303       3,195,567        37,899,438
 ...................................................................................................................................
                                                                   31,384,397       398,284,937      27,356,434       337,589,759
Shares repurchased                                                (15,521,671)     (197,862,555)     (8,235,236)     (102,761,774)
 ...................................................................................................................................
Net increase                                                       15,862,726      $200,422,382      19,121,198      $234,827,985
 ...................................................................................................................................
Putnam VT Money Market Fund*
Shares sold                                                                --    $1,150,816,521              --      $833,765,470
Shares issued in connection with reinvestment of distributions             --        23,808,416              --        18,499,897
 ...................................................................................................................................
                                                                           --     1,174,624,937              --       852,265,367
Shares repurchased                                                         --    (1,206,180,090)             --      (678,346,365)
 ...................................................................................................................................
Net increase/(decrease)                                                    --      $(31,555,153)             --      $173,919,002
 ...................................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                        42,527,077      $825,207,792      68,915,384    $1,199,098,629
Shares issued in connection with reinvestment of distributions             --                --              --                --
 ...................................................................................................................................
                                                                   42,527,077       825,207,792      68,915,384     1,199,098,629
Shares repurchased                                                (17,725,793)     (353,759,228)     (4,655,563)      (79,924,025)
 ...................................................................................................................................
Net increase                                                       24,801,284      $471,448,564      64,259,821    $1,119,174,604
 ...................................................................................................................................
Putnam VT U.S. Government and High Quality Bond Fund
Shares sold                                                         4,028,621       $52,586,470       5,831,570       $75,663,273
Shares issued in connection with reinvestment of distributions      4,021,287        49,260,624       3,626,120        45,290,232
 ...................................................................................................................................
                                                                    8,049,908       101,847,094       9,457,690       120,953,505
Shares repurchased                                                 (8,201,591)     (105,795,429)     (4,843,984)      (61,970,810)
 ...................................................................................................................................
Net increase/(decrease)                                              (151,683)      $(3,948,335)      4,613,706       $58,982,695
 ...................................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                         3,065,697       $46,150,502       5,898,033       $79,634,977
Shares issued in connection with reinvestment of distributions      4,346,225        57,978,644       1,621,989        21,053,914
 ...................................................................................................................................
                                                                    7,411,922       104,129,146       7,520,022       100,688,891
Shares repurchased                                                 (3,862,391)      (56,485,945)     (3,062,600)      (41,058,960)
 ...................................................................................................................................
Net increase                                                        3,549,531       $47,643,201       4,457,422       $59,629,931
 ...................................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                        15,684,768      $548,622,563      33,822,429    $1,078,995,895
Shares issued in connection with reinvestment of distributions      5,526,440       161,925,401       4,259,886       130,310,325
 ...................................................................................................................................
                                                                   21,211,208       710,547,964      38,082,315     1,209,306,220
Shares repurchased                                                 (5,965,623)     (202,280,554)     (2,778,771)      (85,863,923)
 ...................................................................................................................................
Net increase                                                       15,245,585      $508,267,410      35,303,544    $1,123,442,297
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                                                   For the period January 2, 1997
                                                                    (commencement of operations)
                                                                        to December 31, 1997
-------------------------------------------------------------------------------------------------
                                                                     Shares            Amount
-------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
Shares sold                                                        15,588,769      $176,706,662
Shares issued in connection with reinvestment of distributions        197,659         2,260,513
 .................................................................................................
                                                                   15,786,428       178,967,175
Shares repurchased                                                 (2,832,498)      (33,954,587)
 .................................................................................................
Net increase                                                       12,953,930      $145,012,588
 .................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                        21,411,817      $242,336,069
Shares issued in connection with reinvestment of distributions        601,961         6,866,795
 .................................................................................................
                                                                   22,013,778       249,202,864
Shares repurchased                                                 (4,352,599)      (51,307,919)
 .................................................................................................
Net increase                                                       17,661,179      $197,894,945
 .................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                        13,100,759      $137,247,387
Shares issued in connection with reinvestment of distributions         30,962           308,201
 .................................................................................................
                                                                   13,131,721       137,555,588
Shares repurchased                                                 (2,634,975)      (27,483,351)
 .................................................................................................
Net increase                                                       10,496,746      $110,072,237
 .................................................................................................
Putnam VT New Value Fund
Shares sold                                                        16,943,165      $186,035,346
Shares issued in connection with reinvestment of distributions             --                --
 .................................................................................................
                                                                   16,943,165       186,035,346
Shares repurchased                                                   (348,509)       (3,868,960)
 .................................................................................................
Net increase                                                       16,594,656      $182,166,386
 .................................................................................................
Putnam VT Vista Fund
Shares sold                                                        15,177,780      $166,041,176
Shares issued in connection with reinvestment of distributions          1,132            13,256
 .................................................................................................
                                                                   15,178,912       166,054,432
Shares repurchased                                                 (1,580,403)      (16,817,535)
 .................................................................................................
Net increase                                                       13,598,509      $149,236,897
 .................................................................................................
*Putnam VT Money Market Fund transactions were at a constant net asset value of $1.00 per share.


NOTE 5
INITIAL CAPITALIZATION AND OFFERING OF SHARES
The following were established as a Massachusetts business trusts on January 1, 1997. During the period January 1, 1997 to January 2, 1997 the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.

Fund name                                        Capital contribution   Shares issued
-------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income             $2,500,000           250,000
Putnam VT International Growth                         2,500,000           250,000
Putnam VT International New Opportunities              2,500,000           250,000
Putnam VT Vista                                        2,500,000           250,000
Putnam VT New Value                                      250,000            25,000


PUTNAM VARIABLE TRUST
Federal Tax Information
(Unaudited)

Pursuant to section 852 of the Internal Revenue Code, the Fund hereby designates the following amounts as 28% capital gain for its taxable year ended December 31, 1997.
VT Asia Pacific Growth                                                                            $--
VT Diversified Income                                                                       1,099,741
VT Global Asset Allocation                                                                 33,904,316
VT Global Growth                                                                           18,298,567
VT Growth and Income                                                                      247,962,155
VT High Yield                                                                               6,750,345
VT International Growth                                                                            --
VT International Growth and Income                                                                 --
VT International New Opportunities                                                                 --
VT Money Market                                                                                    --
VT New Opportunities                                                                               --
VT New Value                                                                                       --
VT U.S. Government and High Quality Bond                                                           --
VT Utilities Growth and Income                                                             23,837,652
VT Vista                                                                                           --
VT Voyager                                                                                152,919,584

For the period, interest and dividends from foreign countries and per share and taxes paid to foreign countries and per share were the following:

                                               Interest and
Fund Name                                        Dividends      Per share     Taxes Paid     Per share
--------------------------------------------------------------------------------------------------------
VT Asia Pacific Growth                          $ 2,302,112      $.18768      $  275,931      $.02250
VT Diversified Income                                    --           --              --           --
VT Global Asset Allocation                               --           --              --           --
VT Global Growth                                 17,297,866       .19686       1,420,300       .01616
VT Growth and Income                                     --           --              --           --
VT High Yield                                            --           --              --           --
VT International Growth                           1,136,323       .08606         113,091       .00856
VT International Growth and Income                1,977,292       .11039         206,131       .01151
VT International New Opportunities                  747,315       .06954          82,936       .00772
VT Money Market                                          --           --              --           --
VT New Opportunities                                     --           --              --           --
VT New Value                                             --           --              --           --
VT U.S. Government and High Quality Bond                 --           --              --           --
VT Utilities Growth and Income                           --           --              --           --
VT Vista                                                 --           --              --           --
VT Voyager                                               --           --              --           --


The Fund has designated the following amounts of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

VT Asia Pacific Growth                                                                             --%
VT Diversified Income                                                                            5.23
VT Global Asset Allocation                                                                      34.07
VT Global Growth                                                                                 4.44
VT Growth and Income                                                                            50.54
VT High Yield                                                                                      --
VT International Growth                                                                            --
VT International Growth and Income                                                                .35
VT International New Opportunities                                                              14.77
VT Money Market                                                                                    --
VT New Opportunities                                                                               --
VT New Value                                                                                    38.71
VT U.S. Government and High Quality Bond                                                           --
VT Utilities Growth and Income                                                                  58.25
VT Vista                                                                                       100.00
VT Voyager                                                                                     100.00



Putnam
Variable
Trust

FUND INFORMATION
Investment Manager
Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

Marketing Services
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI  02940-1203
1-800-225-1581

Custodian
Putnam Fiduciary Trust Company

Legal counsel
Ropes & Gray

Independent accountants
Price Waterhouse LLP

Separate Accounts
Hartford Life Insurance Companies

Underwriter
Hartford Equity Sales Company, Inc. (HESCO)

Trustees
George Putnam, Chairman,
William F. Pounds, Vice Chairman,
Jameson Adkins Baxter, Hans H. Estin,
John A. Hill, Ronald J. Jackson, Paul L. Joskow,
Elizabeth T. Kennan, Lawrence J. Lasser,
John H. Mullin III, Robert E. Patterson,
Donald S. Perkins, George Putnam, III,
A.J.C. Smith, W. Thomas Stephens,
W. Nicholas Thorndike

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

XR500-36895        2/98